UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N–CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-10385

                         Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                  Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                  Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue Of The Americas

New York, NY 10036

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 - September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

September 30, 2021

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2021

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	706,185	$8,036,376
Pacific Funds Floating Rate Income ‘P’	253,689	2,481,079
Pacific Funds High Income ‘P’	2,525,567	26,089,106
PF Inflation Managed Fund ‘P’	1,316,605	13,653,197
PF Managed Bond Fund ‘P’	8,765,987	98,179,052
PF Short Duration Bond Fund ‘P’	2,773,234	28,203,786
PF Emerging Markets Debt Fund ‘P’	1,432,559	12,248,382
PF Growth Fund ‘P’	36,032	1,253,187
PF Large-Cap Value Fund ‘P’	414,343	5,444,472
PF Small-Cap Growth Fund ‘P’	106,362	2,454,844
PF Small-Cap Value Fund ‘P’	435,582	4,843,670
PF Emerging Markets Fund ‘P’	423,448	5,932,511
PF International Small-Cap Fund ‘P’	99,307	1,224,457
PF Multi-Asset Fund ‘P’	2,624,147	36,501,884

Total Affiliated Mutual Funds (Cost $211,948,803)		246,546,003

TOTAL INVESTMENTS - 100.1% (Cost $211,948,803)		246,546,003

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(232,353)

NET ASSETS - 100.0%		$246,313,650

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	76.7%
Affiliated Equity Funds	23.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$246,546,003	$246,546,003	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	778,649	$8,861,028
Pacific Funds Floating Rate Income ‘P’	170,922	1,671,619
Pacific Funds High Income ‘P’	2,451,738	25,326,456
PF Inflation Managed Fund ‘P’	815,520	8,456,940
PF Managed Bond Fund ‘P’	9,656,083	108,148,130
PF Short Duration Bond Fund ‘P’	2,250,027	22,882,774
PF Emerging Markets Debt Fund ‘P’	1,548,860	13,242,751
PF Growth Fund ‘P’	287,789	10,009,299
PF Large-Cap Value Fund ‘P’	1,323,682	17,393,178
PF Small-Cap Growth Fund ‘P’	216,715	5,001,784
PF Small-Cap Value Fund ‘P’	725,860	8,071,567
PF Emerging Markets Fund ‘P’	866,425	12,138,611
PF International Large-Cap Fund ‘P’	285,004	3,499,849
PF International Small-Cap Fund ‘P’	269,513	3,323,097
PF International Value Fund ‘P’	216,413	1,848,166
PF Multi-Asset Fund ‘P’	5,876,591	81,743,388
PF Real Estate Fund ‘P’	111,598	1,730,882

Total Affiliated Mutual Funds (Cost $273,669,875)		333,349,519

TOTAL INVESTMENTS - 100.1% (Cost $273,669,875)		333,349,519

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(206,769)

NET ASSETS - 100.0%		$333,142,750

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	56.6%
Affiliated Equity Funds	43.5%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$333,349,519	$333,349,519	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,756,954	$19,994,138
Pacific Funds Floating Rate Income ‘P’	552,117	5,399,700
Pacific Funds High Income ‘P’	5,297,708	54,725,321
PF Inflation Managed Fund ‘P’	1,064,546	11,039,347
PF Managed Bond Fund ‘P’	21,884,880	245,110,657
PF Short Duration Bond Fund ‘P’	3,111,973	31,648,763
PF Emerging Markets Debt Fund ‘P’	2,517,095	21,521,161
PF Growth Fund ‘P’	1,663,379	57,852,305
PF Large-Cap Value Fund ‘P’	4,628,803	60,822,465
PF Small-Cap Growth Fund ‘P’	945,486	21,821,824
PF Small-Cap Value Fund ‘P’	3,294,525	36,635,114
PF Emerging Markets Fund ‘P’	3,138,531	43,970,814
PF International Large-Cap Fund ‘P’	1,022,617	12,557,736
PF International Small-Cap Fund ‘P’	881,257	10,865,898
PF International Value Fund ‘P’	765,767	6,539,652
PF Multi-Asset Fund ‘P’	31,558,153	438,973,914
PF Real Estate Fund ‘P’	366,761	5,688,462

Total Affiliated Mutual Funds (Cost $810,538,568)		1,085,167,271

TOTAL INVESTMENTS - 100.1% (Cost $810,538,568)		1,085,167,271

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(691,199)

NET ASSETS - 100.0%		$1,084,476,072

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	64.2%
Affiliated Fixed Income Funds	35.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,085,167,271	$1,085,167,271	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	772,842	$8,794,945
Pacific Funds High Income ‘P’	3,451,313	35,652,059
PF Managed Bond Fund ‘P’	9,435,139	105,673,561
PF Short Duration Bond Fund ‘P’	1,266,912	12,884,495
PF Emerging Markets Debt Fund ‘P’	1,536,232	13,134,791
PF Growth Fund ‘P’	2,301,928	80,061,082
PF Large-Cap Value Fund ‘P’	5,484,769	72,069,859
PF Small-Cap Growth Fund ‘P’	968,684	22,357,217
PF Small-Cap Value Fund ‘P’	3,852,181	42,836,254
PF Emerging Markets Fund ‘P’	3,409,788	47,771,133
PF International Large-Cap Fund ‘P’	1,857,456	22,809,557
PF International Small-Cap Fund ‘P’	1,085,790	13,387,785
PF International Value Fund ‘P’	2,650,867	22,638,400
PF Multi-Asset Fund ‘P’	27,170,790	377,945,688
PF Real Estate Fund ‘P’	903,415	14,011,969

Total Affiliated Mutual Funds (Cost $644,231,297)		892,028,795

TOTAL INVESTMENTS - 100.1% (Cost $644,231,297)		892,028,795

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(839,137)

NET ASSETS - 100.0%		$891,189,658

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	80.3%
Affiliated Fixed Income Funds	19.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$892,028,795	$892,028,795	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	29,405	$334,624
Pacific Funds High Income ‘P’	492,335	5,085,821
PF Managed Bond Fund ‘P’	418,714	4,689,594
PF Emerging Markets Debt Fund ‘P’	194,802	1,665,556
PF Growth Fund ‘P’	1,067,616	37,131,694
PF Large-Cap Value Fund ‘P’	1,324,036	17,397,834
PF Small-Cap Growth Fund ‘P’	591,052	13,641,488
PF Small-Cap Value Fund ‘P’	2,206,242	24,533,414
PF Emerging Markets Fund ‘P’	1,518,854	21,279,143
PF International Large-Cap Fund ‘P’	917,066	11,261,575
PF International Small-Cap Fund ‘P’	692,495	8,538,464
PF International Value Fund ‘P’	515,465	4,402,071
PF Multi-Asset Fund ‘P’	13,488,302	187,622,278
PF Real Estate Fund ‘P’	349,299	5,417,623

Total Affiliated Mutual Funds (Cost $234,493,425)		343,001,179

TOTAL INVESTMENTS - 100.1% (Cost $234,493,425)		343,001,179

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(489,357)

NET ASSETS - 100.0%		$342,511,822

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	96.7%
Affiliated Fixed Income Funds	3.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$343,001,179	$343,001,179	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 66.4%

Basic Materials - 1.1%

LYB International Finance III LLC 1.131% (USD LIBOR + 1.000%) due 10/01/23 §	$350,000	$350,206

Communications - 3.3%

AT&T Inc 0.690% (SOFR + 0.640%) due 03/25/24 §	450,000	450,853
Charter Communications Operating LLC 1.776% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	308,597
eBay Inc 0.999% (USD LIBOR + 0.870%) due 01/30/23 §	300,000	303,163

		1,062,613

Consumer, Cyclical - 7.8%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	350,146
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	86,766	87,217
4.625% due 12/20/25 ~	66,567	70,314
Brunswick Corp 0.850% due 08/18/24	150,000	150,032
DR Horton Inc 4.375% due 09/15/22	250,000	256,714
Hyatt Hotels Corp due 10/01/23 #	250,000	250,367
3.375% due 07/15/23	100,000	103,821
Hyundai Capital America 1.000% due 09/17/24 ~	750,000	747,597
Lennar Corp 4.125% due 01/15/22	250,000	250,312
4.750% due 11/15/22	250,000	258,700

		2,525,220

Consumer, Non-Cyclical - 7.5%

AmerisourceBergen Corp 0.737% due 03/15/23	150,000	150,239
Bayer US Finance II LLC (Germany) 1.126% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	253,418
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	499,607
General Mills Inc 1.144% (USD LIBOR + 1.010%) due 10/17/23 §	350,000	356,183
Hormel Foods Corp 0.650% due 06/03/24	100,000	100,107
Humana Inc 0.650% due 08/03/23	300,000	300,211
Keurig Dr Pepper Inc 0.750% due 03/15/24	150,000	150,128
PerkinElmer Inc 0.550% due 09/15/23	300,000	300,289
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	300,000	299,847

		2,410,029

	Principal Amount	Value
Energy - 0.9%

Energy Transfer Partners LP 5.000% due 10/01/22	$200,000	$206,356
Kinder Morgan Inc 1.406% (USD LIBOR + 1.280%) due 01/15/23 §	100,000	101,435

		307,791

Financial - 29.0%

Athene Global Funding 1.360% (USD LIBOR + 1.230%) due 07/01/22 ~ §	500,000	504,020
Bank of America Corp 0.740% (SOFR + 0.690%) due 04/22/25 §	500,000	505,036
0.906% (USD LIBOR + 0.790%)
due 03/05/24 §	250,000	252,244
Citigroup Inc 1.075% (USD LIBOR + 0.950%) due 07/24/23 §	350,000	352,229
1.224% (USD LIBOR + 1.100%)
due 05/17/24 §	200,000	203,121
Cooperatieve Rabobank UA (Netherlands) 0.992% (USD LIBOR + 0.860%) due 09/26/23 ~ §	250,000	253,673
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	209,472
HSBC Holdings PLC (United Kingdom) 1.125% (USD LIBOR + 1.000%) due 05/18/24 §	450,000	455,530
Jackson National Life Global Funding 0.862% (USD LIBOR + 0.730%) due 06/27/22 ~ §	250,000	251,341
JPMorgan Chase & Co 0.868% (USD LIBOR + 0.730%) due 04/23/24 §	750,000	756,894
1.028% (USD LIBOR + 0.890%)
due 07/23/24 §	250,000	253,355
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,308
Mitsubishi UFJ Financial Group Inc (Japan) 0.860% (USD LIBOR + 0.740%) due 03/02/23 §	300,000	302,702
0.985% (USD LIBOR + 0.860%)
due 07/26/23 §	365,000	369,864
Morgan Stanley 1.345% (USD LIBOR + 1.220%) due 05/08/24 §	500,000	508,323
1.525% (USD LIBOR + 1.400%)
due 10/24/23 §	250,000	253,386
Nasdaq Inc 0.445% due 12/21/22	100,000	100,009
NatWest Markets PLC (United Kingdom) 0.580% (SOFR + 0.530%) due 08/12/24 ~ §	200,000	201,169
New York Life Global Funding 0.561% (USD LIBOR + 0.440%) due 07/12/22 ~ §	400,000	401,423
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	206,994
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	153,298
Skandinaviska Enskilda Banken AB (Sweden) 0.440% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	501,793
State Street Corp 2.825% due 03/30/23	250,000	253,071
Sumitomo Mitsui Financial Group Inc (Japan) 0.994% (USD LIBOR + 0.860%) due 07/19/23 §	132,000	133,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.490% (SOFR + 0.440%) due 09/16/24 ~ §	$500,000	$501,393
The Goldman Sachs Group Inc
0.590% (SOFR + 0.540%) due 11/17/23 §	500,000	501,739
0.881% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	252,047
UBS AG (Switzerland) 0.410% (SOFR + 0.360%) due 02/09/24 ~ §	500,000	501,960

		9,341,177

Industrial - 4.7%

Carlisle Cos Inc 0.550% due 09/01/23	300,000	299,935
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	198,422
Graphic Packaging International LLC 0.821% due 04/15/24 ~	200,000	198,987
Otis Worldwide Corp 0.583% (USD LIBOR + 0.450%) due 04/05/23 §	200,000	200,021
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	100,000	103,376
Siemens Financieringsmaatschappij NV (Germany) 0.480% (SOFR + 0.430%) due 03/11/24 ~ §	500,000	504,511

		1,505,252

Technology - 2.0%

Fidelity National Information Services Inc 0.600% due 03/01/24	200,000	199,766
Roper Technologies Inc 0.450% due 08/15/22	200,000	200,369
VMware Inc 0.600% due 08/15/23	250,000	250,392

		650,527

Utilities - 10.1%

Black Hills Corp 1.037% due 08/23/24	250,000	250,039
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	250,000	250,533
CenterPoint Energy Resources Corp 0.620% (USD LIBOR + 0.500%) due 03/02/23 §	300,000	300,050
DTE Energy Co 2.250% due 11/01/22	500,000	510,104
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	150,000	149,578
NextEra Energy Capital Holdings Inc 0.401% (USD LIBOR + 0.270%) due 02/22/23 §	500,000	500,053
OGE Energy Corp 0.703% due 05/26/23	200,000	200,021
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	299,551
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	250,000	250,240
Southern California Edison Co
0.700% due 08/01/23	350,000	350,635
0.880% (SOFR + 0.830%) due 04/01/24 §	200,000	201,067

		3,261,871

Total Corporate Bonds & Notes (Cost $21,340,325)		21,414,686

	Principal Amount	Value

SENIOR LOAN NOTES - 6.4%

Basic Materials - 0.8%

Asplundh Tree Expert LLC Term B 1.834% (USD LIBOR + 1.750%) due 09/04/27 §	$247,500	$246,778

Communications - 1.5%

Charter Communications Operating LLC Term B-2 1.840% (USD LIBOR + 1.750%) due 02/01/27 §	493,703	491,122

Consumer, Cyclical - 0.8%

SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	250,000	249,625

Consumer, Non-Cyclical - 1.5%

United Rentals North America Inc Term B 1.834% (USD LIBOR + 1.750%) due 10/31/25 §	493,639	496,454

Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	138,197

Industrial - 0.4%

GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	125,303	125,714

Technology - 1.0%

Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	333,368	333,718

Total Senior Loan Notes (Cost $2,071,990)		2,081,608

ASSET-BACKED SECURITIES - 19.7%

AIMCO CLO (Cayman) 0.976% (USD LIBOR + 0.850%) due 01/15/28 ~ §	225,714	225,714
Aimco CLO 11 Ltd (Cayman) 1.506% (USD LIBOR + 1.380%) due 10/15/31 ~ §	300,000	300,423
AmeriCredit Automobile Receivables Trust
1.480% due 01/21/25	250,000	252,919
3.260% due 01/18/24	24,230	24,267
Ford Credit Auto Owner Trust 0.500% due 02/15/23	38,887	38,902
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	67,976	70,787
Magnetite Ltd (Cayman) 1.106% (USD LIBOR + 0.980%) due 04/15/31 ~ §	215,000	215,333

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
0.434% (USD LIBOR + 0.350%) due 11/15/68 ~ §	$6,679	$6,679
0.840% due 05/15/69 ~	145,270	145,179
1.060% due 10/15/69 ~	228,237	228,824
1.220% due 07/15/69 ~	237,126	238,607
1.310% due 01/15/69 ~	159,665	160,866
1.690% due 05/15/69 ~	138,738	140,799
Navient Student Loan Trust
0.466% (USD LIBOR + 0.380%) due 03/25/67 ~ §	88,311	88,398
0.686% (USD LIBOR + 0.600%) due 12/26/69 ~ §	141,687	142,840
1.320% due 08/26/69 ~	137,389	135,693
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 1.104% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	300,075
OCP CLO Ltd (Cayman) 1.076% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	249,982
Palmer Square CLO Ltd (Cayman)
0.975% (USD LIBOR + 0.850%) due 08/15/26 ~ §	550,547	550,994
1.226% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	250,188
Palmer Square Loan Funding Ltd (Cayman)
0.931% (USD LIBOR + 0.800%) due 02/20/28 ~ §	142,691	142,739
0.931% (USD LIBOR + 0.800%) due 05/20/29 ~ §	277,584	277,931
0.981% (USD LIBOR + 0.850%) due 08/20/27 ~ §	123,602	123,652
1.025% (USD LIBOR + 0.900%) due 10/24/27 ~ §	243,093	243,214
1.034% (USD LIBOR + 0.900%) due 04/20/29 ~ §	219,776	219,998
1.184% (USD LIBOR + 1.050%) due 04/20/27 ~ §	99,258	99,382
Santander Drive Auto Receivables Trust
0.290% due 11/15/23	42,280	42,269
0.590% due 09/15/25	200,000	200,355
SLM Student Loan Trust 0.215% (USD LIBOR + 0.090%) due 01/26/26 §	6,186	6,186
SMB Private Education Loan Trust
0.584% (USD LIBOR + 0.500%) due 01/15/53 ~ §	88,603	88,736
2.340% due 09/15/34 ~	249,941	254,460
2.430% due 02/17/32 ~	77,640	79,448
2.490% due 06/15/27 ~	113,853	114,365
2.700% due 05/15/31 ~	170,905	174,943
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	21,836	21,918

	Principal Amount	Value
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	$13,740	$13,767
Voya CLO Ltd (Cayman) 1.034% (USD LIBOR + 0.900%) due 01/18/29 ~ §	226,430	226,734
1.256% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	250,188

Total Asset-Backed Securities (Cost $6,327,519)		6,347,754

SHORT-TERM INVESTMENTS - 8.1%

Corporate Notes - 1.1%

Southern California Edison Co 0.400% (SOFR + 0.350%) due 06/13/22 §	350,000	350,209

	Shares

Money Market Fund - 4.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,357,907	1,357,907

	Principal Amount

U.S. Treasury Bills - 2.8%

0.032% due 12/02/21	$900,000	899,951

Total Short-Term Investments (Cost $2,607,842)		2,608,067

TOTAL INVESTMENTS - 100.6% (Cost $32,347,676)		32,452,115

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(202,819)

NET ASSETS - 100.0%		$32,249,296

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	66.4%
Asset-Backed Securities	19.7%
Short-Term Investments	8.1%
Senior Loan Notes	6.4%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$21,414,686	$ —	$21,414,686	$—
	Senior Loan Notes	2,081,608	—	2,081,608	—
	Asset-Backed Securities	6,347,754	—	6,347,754	—
	Short-Term Investments	2,608,067	1,357,907	1,250,160	—

	Total	$32,452,115	$1,357,907	$31,094,208	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.9%

Basic Materials - 1.2%

DuPont de Nemours Inc 1.235% (USD LIBOR + 1.110%) due 11/15/23 §	$6,965,000	$7,103,567
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	3,000,000	3,072,000
4.125% due 05/30/23 ~	1,400,000	1,480,864
4.125% due 03/12/24 ~	2,500,000	2,678,943

		14,335,374

Communications - 2.2%

Charter Communications Operating LLC
4.464% due 07/23/22	1,600,000	1,640,843
4.500% due 02/01/24	5,000,000	5,410,743
Expedia Group Inc 3.600% due 12/15/23	7,000,000	7,411,220
Sprint Spectrum Co LLC
4.738% due 09/20/29 ~	9,296,875	9,940,684
T-Mobile USA Inc
2.250% due 02/15/26 ~	1,675,000	1,695,938
2.625% due 04/15/26	100,000	102,375

		26,201,803

Consumer, Cyclical - 7.3%

7-Eleven Inc
0.625% due 02/10/23 ~	2,650,000	2,651,104
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	759,535	738,883
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,950,038	2,965,392
4.625% due 12/20/25 ~	1,823,939	1,926,608
Brunswick Corp 0.850% due 08/18/24	1,950,000	1,950,411
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,391,383
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,755,340
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,716,153
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,321,428
Ford Motor Credit Co LLC
2.700% due 08/10/26	1,775,000	1,780,769
3.096% due 05/04/23	5,000,000	5,087,500
3.375% due 11/13/25	4,200,000	4,320,750
5.584% due 03/18/24	1,300,000	1,398,917
General Motors Co 5.400% due 10/02/23	2,000,000	2,181,819
General Motors Financial Co Inc
1.700% due 08/18/23	3,000,000	3,057,691
3.550% due 07/08/22	3,000,000	3,071,813
Genting New York LLC 3.300% due 02/15/26 ~	1,800,000	1,785,934
Hyatt Hotels Corp
due 10/01/23 #	1,500,000	1,502,201
due 10/01/24 #	4,200,000	4,209,506
3.375% due 07/15/23	6,234,000	6,472,188
Hyundai Capital America 1.000% due 09/17/24 ~	9,000,000	8,971,160
International Game Technology PLC 4.125% due 04/15/26 ~	1,500,000	1,560,930
Las Vegas Sands Corp
3.200% due 08/08/24	3,000,000	3,081,099
Lennar Corp
4.125% due 01/15/22	4,750,000	4,755,938
4.500% due 04/30/24	5,000,000	5,412,400
MGM Resorts International 6.000% due 03/15/23	2,800,000	2,964,332

	Principal Amount	Value
Nordstrom Inc 2.300% due 04/08/24	$3,800,000	$3,800,580
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	525,174	524,057
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	545,331	556,245

		88,912,531

Consumer, Non-Cyclical - 3.2%

Avery Dennison Corp 0.850% due 08/15/24	3,600,000	3,601,484
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,819,509
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	5,300,000	5,378,478
General Mills Inc 1.144% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,154,763
Humana Inc 0.650% due 08/03/23	4,000,000	4,002,814
JDE Peet’s NV (Netherlands)
0.800% due 09/24/24 ~	3,000,000	2,992,375
PerkinElmer Inc 0.850% due 09/15/24	3,850,000	3,850,932
Quanta Services Inc 0.950% due 10/01/24	2,000,000	2,001,204
Square Inc 2.750% due 06/01/26 ~	750,000	761,212
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,600,000	5,803,512
Triton Container International Ltd (Bermuda)
0.800% due 08/01/23 ~	3,300,000	3,298,322

		38,664,605

Energy - 2.5%

Energy Transfer LP
3.600% due 02/01/23	5,325,000	5,491,378
4.250% due 03/15/23	1,500,000	1,564,041
4.250% due 04/01/24	5,000,000	5,354,480
Kinder Morgan Inc
5.625% due 11/15/23 ~	2,355,000	2,564,605
MPLX LP
3.500% due 12/01/22	6,900,000	7,119,461
4.875% due 12/01/24	3,575,000	3,961,455
Valero Energy Corp
1.200% due 03/15/24	4,160,000	4,207,691

		30,263,111

Financial - 21.4%

AerCap Ireland Capital DAC (Ireland)
1.750% due 01/30/26	1,250,000	1,237,833
4.500% due 09/15/23	5,000,000	5,328,744
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,528,396
3.375% due 07/01/25	1,200,000	1,274,964
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	4,505,579
4.250% due 04/15/26 ~	2,650,000	2,851,510
Banco Santander SA (Spain)
0.701% due 06/30/24	3,450,000	3,457,282
2.746% due 05/28/25	3,000,000	3,148,063
Bank of America Corp
0.523% due 06/14/24	5,850,000	5,849,144
0.810% due 10/24/24	5,000,000	5,018,305
0.891% (USD LIBOR + 0.770%) due 02/05/26 §	500,000	507,134
0.976% due 04/22/25	7,500,000	7,542,420
1.098% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,074,363
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,555,394
2.750% due 12/02/23 ~	5,000,000	5,167,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Citigroup Inc 0.776% due 10/30/24	$1,400,000	$1,405,634
0.981% due 05/01/25	2,400,000	2,408,350
1.143% (USD LIBOR + 1.023%) due 06/01/24 §	5,000,000	5,068,029
4.000% due 08/05/24	4,000,000	4,340,325
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,533,208
Credit Suisse Group AG (Switzerland) 1.316% (USD LIBOR + 1.200%) due 12/14/23 ~ §	3,000,000	3,032,575
GLP Capital LP REIT 3.350% due 09/01/24	1,425,000	1,504,401
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	3,979,960
HSBC Holdings PLC (United Kingdom) 0.732% due 08/17/24	4,050,000	4,053,912
0.976% due 05/24/25	2,500,000	2,496,222
Jackson National Life Global Funding 2.650% due 06/21/24 ~	5,000,000	5,234,562
JPMorgan Chase & Co 0.824% due 06/01/25	4,500,000	4,500,320
0.868% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,036,771
0.935% (SOFR + 0.885%) due 04/22/27 §	5,000,000	5,064,386
0.969% due 06/23/25	3,200,000	3,205,151
1.028% (USD LIBOR + 0.890%) due 07/23/24 §	1,500,000	1,520,130
3.875% due 09/10/24	3,500,000	3,806,889
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,050,000	2,059,624
0.953% due 07/19/25	6,000,000	6,008,377
0.985% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,026,651
Mizuho Financial Group Inc (Japan)
1.241% due 07/10/24	5,000,000	5,059,792
Morgan Stanley 0.560% due 11/10/23	1,600,000	1,602,349
0.731% due 04/05/24	2,000,000	2,007,109
0.790% due 05/30/25	8,400,000	8,377,068
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,350,000	1,347,525
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	4,037,424
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,562,700
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,932,895
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,000,000	2,043,976
2.500% due 10/30/24 ~	1,000,000	1,043,367
Royal Bank of Canada (Canada) 0.793% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,023,581
2.250% due 11/01/24	5,000,000	5,221,045
Standard Chartered PLC (United Kingdom) 0.991% due 01/12/25 ~	3,000,000	2,991,645
1.319% due 10/14/23 ~	2,500,000	2,516,171
3.885% due 03/15/24 ~	1,500,000	1,566,830
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	3,200,000	3,190,575
1.402% due 09/17/26	3,000,000	2,976,896
1.474% due 07/08/25	4,000,000	4,033,753
2.348% due 01/15/25	2,500,000	2,596,810
2.448% due 09/27/24	600,000	627,393
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.800% due 09/16/24 ~	3,850,000	3,842,715

	Principal Amount	Value
The Goldman Sachs Group Inc 0.590% (SOFR + 0.540%) due 11/17/23 §	$7,500,000	$7,526,090
0.627% due 11/17/23	10,000,000	10,005,878
0.657% due 09/10/24	9,000,000	9,003,082
1.166% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,774,159
1.295% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,283,075
3.500% due 04/01/25	3,246,000	3,490,879
3.625% due 02/20/24	4,500,000	4,796,313
The PNC Financial Services Group Inc
3.900% due 04/29/24	2,155,000	2,326,154
UBS AG (Switzerland) 0.700% due 08/09/24 ~	7,000,000	6,993,439
VICI Properties LP REIT 3.500% due 02/15/25 ~	6,050,000	6,178,563
Wells Fargo & Co 1.654% due 06/02/24	9,000,000	9,178,494

		259,490,052

Industrial - 3.0%

Berry Global Inc 1.570% due 01/15/26 ~	4,250,000	4,254,207
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~	2,300,000	2,281,853
Graphic Packaging International LLC 0.821% due 04/15/24 ~	2,400,000	2,387,845
Penske Truck Leasing Co LP 2.700% due 03/14/23 ~	1,000,000	1,028,522
2.700% due 11/01/24 ~	3,250,000	3,413,305
3.450% due 07/01/24 ~	2,300,000	2,450,961
4.125% due 08/01/23 ~	2,000,000	2,120,189
Silgan Holdings Inc 1.400% due 04/01/26 ~	2,950,000	2,906,432
SYNNEX Corp 1.250% due 08/09/24 ~	4,800,000	4,802,089
Teledyne Technologies Inc 0.950% due 04/01/24	9,000,000	9,016,413
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,573,837

		36,235,653

Technology - 3.5%

Dell International LLC 4.000% due 07/15/24	5,100,000	5,519,169
DXC Technology Co 1.800% due 09/15/26	6,100,000	6,094,714
Fidelity National Information Services Inc 0.600% due 03/01/24	4,400,000	4,394,851
Hewlett Packard Enterprise Co 1.450% due 04/01/24	8,000,000	8,130,685
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,032,843
Microchip Technology Inc 0.972% due 02/15/24 ~	8,250,000	8,257,813
0.983% due 09/01/24 ~	3,750,000	3,746,566
NXP BV (China) 2.700% due 05/01/25 ~	3,300,000	3,448,698

		42,625,339

Utilities - 6.6%

American Electric Power Co Inc 0.750% due 11/01/23	3,500,000	3,500,282
Black Hills Corp 1.037% due 08/23/24	2,000,000	2,000,313
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	2,750,000	2,755,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
CenterPoint Energy Resources Corp 0.620% (USD LIBOR + 0.500%) due 03/02/23 §	$1,500,000	$1,500,250
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,525,445
DPL Inc 4.125% due 07/01/25	600,000	642,750
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,671,577
Edison International 4.950% due 04/15/25	2,000,000	2,203,170
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	3,857,000	3,846,140
Evergy Inc 2.450% due 09/15/24	4,050,000	4,235,517
FirstEnergy Corp 3.350% due 07/15/22	8,800,000	8,915,280
NextEra Energy Operating Partners LP
4.250% due 07/15/24 ~	7,875,000	8,347,500
NRG Energy Inc 2.000% due 12/02/25 ~	4,000,000	4,068,968
OGE Energy Corp 0.703% due 05/26/23	1,900,000	1,900,201
Oklahoma Gas and Electric Co 0.553% due 05/26/23	1,650,000	1,650,055
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,189,222
Southern California Edison Co 0.975% due 08/01/24	4,650,000	4,664,229
1.100% due 04/01/24	2,100,000	2,110,618
The AES Corp 1.375% due 01/15/26	4,350,000	4,295,744
3.300% due 07/15/25 ~	3,650,000	3,881,976
Vistra Operations Co LLC 3.550% due 07/15/24 ~	4,250,000	4,471,466

		79,376,566

Total Corporate Bonds & Notes (Cost $607,708,852)		616,105,034

SENIOR LOAN NOTES - 16.9%

Communications - 1.1%

CSC Holdings LLC
Term B 2.334% (USD LIBOR + 2.250%) due 01/15/26 §	1,488,550	1,471,339
Term B-5 2.584% (USD LIBOR + 2.500%) due 04/15/27 §	1,970,000	1,950,300
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 §	8,953,608	8,948,012
SBA Senior Finance II LLC Term B 1.840% (USD LIBOR + 1.750%) due 04/11/25 §	1,190,769	1,180,722

		13,550,373

Consumer, Cyclical - 3.2%

ClubCorp Holdings Inc Term B 2.882% (USD LIBOR + 2.750%) due 09/18/24 §	3,839,571	3,618,796
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	2,233,125	2,246,850
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	1,985,000	1,986,467
Hayward Industries Inc Term B 3.000% (USD LIBOR + 2.500%) due 05/28/28 §	3,990,000	3,985,368
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	2,000,000	2,007,000

	Principal Amount	Value
Marriott Ownership Resorts Inc Term B 1.834% (USD LIBOR + 1.750%) due 08/31/25 §	$1,819,096	$1,793,516
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,125,834
Restaurant Brands International Inc Term B (Canada) 1.837% (USD LIBOR + 1.750%) due 11/19/26 §	3,911,078	3,866,030
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	4,500,000	4,493,250
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	2,500,000	2,502,187
Stars Group Holdings BV Term B (Canada) 2.397% (USD LIBOR + 2.250%) due 07/10/25 §	3,269,928	3,263,117
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,467,500	6,526,587

		38,415,002

Consumer, Non-Cyclical - 4.5%

Avantor Funding Inc Term B-4 2.500% (USD LIBOR + 2.000%) due 11/24/24 §	2,684,440	2,686,676
Bausch Health Americas Inc Term B 3.084% (USD LIBOR + 3.000%) due 06/01/25 §	4,873,546	4,872,937
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	3,500,000	3,496,062
Heartland Dental LLC Term B 4.085% (USD LIBOR + 4.000%) due 04/30/25 §	3,491,250	3,487,431
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	5,985,000	6,005,948
Mozart Borrower LP Term B due 09/30/28 ¥	1,750,000	1,741,250
Organon & Co Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	2,244,375	2,252,616
Pathway Vet Alliance LLC Term A 3.834% (USD LIBOR + 3.750%) due 03/31/27 §	2,960,751	2,958,160
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	6,649,114	6,664,354
PPD Inc Term B 2.500% (USD LIBOR + 2.000%) due 01/13/28 §	5,984,962	5,982,341
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,493,750	2,503,491
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,701,363	3,715,542
United Rentals North America Inc Term B 1.834% (USD LIBOR + 1.750%) due 10/31/25 §	4,442,748	4,468,085
US Foods Inc Term B 1.834% (USD LIBOR + 1.750%) due 06/27/23 §	1,458,722	1,451,529
Wand NewCo 3 Inc Term B-1 3.084% (USD LIBOR + 3.000%) due 02/05/26 §	1,759,638	1,744,929

		54,031,351

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Financial - 2.7%

Acrisure LLC Term B 3.632% (USD LIBOR + 3.500%) due 02/15/27 §	$2,221,832	$2,202,391
AssuredPartners Inc Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 §	7,128,050	7,091,918
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	6,029,412	6,010,033
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,962,500	2,974,931
HUB International Ltd Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	5,943,721	5,894,192
NFP Corp Term B 3.334% (USD LIBOR + 3.250%) due 02/13/27 §	4,925,000	4,882,930
USI Inc Term B 3.132% (USD LIBOR + 3.000%) due 05/16/24 §	3,378,228	3,360,131

		32,416,526

Industrial - 1.8%

Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	233,595	233,709
Engineered Components and Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 ± §	1,541,284	1,543,211
Filtration Group Corp Term B 3.084% (USD LIBOR + 3.000%) due 03/29/25 §	5,205,396	5,182,623
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	5,985,000	5,983,599
Pro Mach Group Inc 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	2,365,922	2,377,751
ProAmpac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,736,250	2,745,827
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	2,000,000	1,995,972
TransDigm Inc Term F 2.334% (USD LIBOR + 2.250%) due 12/09/25 §	1,960,013	1,937,657
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 § ¥	314	312

		22,000,661

Technology - 2.9%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	1,966,765	1,968,610
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	7,308,577	7,316,243
Epicor Software Corp Term B due 07/31/27 ¥	5,984,887	5,989,489
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	1,243,750	1,246,415
Sophia LP 3.882% (USD LIBOR + 3.750%) due 10/07/27 §	3,225,625	3,241,418

	Principal Amount	Value
Tempo Acquisition LLC Term B 3.334% (USD LIBOR + 3.250%) due 10/31/26 §	$4,762,217	$4,779,480
The Dun & Bradstreet Corp Term B 3.336% (USD LIBOR + 3.250%) due 02/08/26 §	4,437,691	4,438,086
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	6,692,552	6,714,302

		35,694,043

Utilities - 0.7%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	3,209,375	3,157,222
Pike Corp Term B 3.090% (USD LIBOR + 3.000%) due 01/21/28 §	4,794,521	4,800,514

		7,957,736

Total Senior Loan Notes (Cost $204,008,598)		204,065,692

ASSET-BACKED SECURITIES - 22.1%

AIMCO CLO 10 Ltd (Cayman) 1.171% (USD LIBOR + 1.060%) due 07/22/32 ~ §	2,700,000	2,700,208
Aimco CLO 11 Ltd (Cayman) 1.506% (USD LIBOR + 1.380%) due 10/15/31 ~ §	3,750,000	3,755,291
AmeriCredit Automobile Receivables Trust 0.680% due 10/19/26	10,100,000	10,097,522
0.690% due 01/19/27	2,400,000	2,397,004
0.760% due 12/18/25	2,400,000	2,407,878
0.970% due 02/18/26	1,000,000	1,007,121
1.480% due 01/21/25	2,750,000	2,782,106
2.600% due 09/18/23	1,172,564	1,178,804
3.130% due 02/18/25	1,550,000	1,569,836
3.450% due 06/18/24	1,358,311	1,365,765
3.500% due 01/18/24	2,000,000	2,027,560
Apidos CLO XV (Cayman) 1.144% (USD LIBOR + 1.010%) due 04/20/31 ~ §	1,250,000	1,250,402
Apidos CLO XXV (Cayman) 1.304% (USD LIBOR + 1.170%) due 10/20/31 ~ §	2,000,000	2,001,679
Apidos CLO XXX (Cayman) 1.274% (USD LIBOR + 1.140%) due 10/18/31 ~ §	3,000,000	3,001,800
Atrium XIII (Cayman) 1.318% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	470,470
Buttermilk Park CLO Ltd (Cayman) 1.226% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,850,000	1,851,547
Carlyle Global Market Strategies CLO Ltd (Cayman)
1.179% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	496,412
CIFC Funding 2013-III-R Ltd (Cayman) 1.105% (USD LIBOR + 0.980%) due 04/24/31 ~ §	2,000,000	2,001,700
CIFC Funding 2015-III Ltd (Cayman) 1.004% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,500,000	1,500,750
Dryden 55 CLO Ltd (Cayman) 1.146% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,503,461
Dryden 58 CLO Ltd (Cayman) 1.134% (USD LIBOR + 1.000%) due 07/17/31 ~ §	3,148,000	3,151,933

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Dryden 61 CLO Ltd (Cayman) 1.124% (USD LIBOR + 0.990%) due 01/17/32 ~ §	$7,000,000	$7,000,168
Dryden 64 CLO Ltd (Cayman) 1.104% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	2,002,498
Ford Credit Auto Owner Trust 0.700% due 10/15/26	10,550,000	10,469,789
0.790% due 08/15/26	2,650,000	2,640,440
1.190% due 01/15/26	2,050,000	2,077,854
2.040% due 08/15/31 ~	2,000,000	2,070,159
2.130% due 05/15/25	5,000,000	5,137,090
3.380% due 03/15/24	1,650,000	1,683,077
GM Financial Consumer Automobile Receivables Trust
0.750% due 05/17/27	800,000	796,774
3.270% due 01/16/24	1,200,000	1,222,385
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	271,903	283,150
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,071,412
Magnetite Ltd (Cayman) 1.106% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,170,000	2,173,362
Magnetite XIV-R Ltd (Cayman) 1.254% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	3,004,179
Magnetite XV Ltd (Cayman) 1.135% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,500,795
Magnetite XVIII Ltd (Cayman) 1.205% (USD LIBOR + 1.080%) due 11/15/28 ~ §	3,000,000	3,003,540
Magnetite XXIX Ltd (Cayman) 1.116% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,302,537
MVW LLC 1.140% due 01/22/41 ~	1,840,080	1,843,372
1.740% due 10/20/37 ~	540,758	547,601
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	875,920	912,321
Navient Private Education Refi Loan Trust 0.434% (USD LIBOR + 0.350%) due 11/15/68 ~ §	133,573	133,580
0.834% (USD LIBOR + 0.750%) due 11/15/68 ~ §	445,115	445,724
0.840% due 05/15/69 ~	1,234,793	1,234,020
1.060% due 10/15/69 ~	5,249,459	5,262,963
1.110% due 02/18/70 ~	2,500,000	2,499,543
1.170% due 09/16/69 ~	785,964	790,451
1.220% due 07/15/69 ~	1,185,628	1,193,036
1.310% due 01/15/69 ~	2,937,838	2,959,938
1.690% due 05/15/69 ~	4,916,368	4,984,930
2.120% due 01/15/69 ~	2,793,439	2,834,739
2.460% due 11/15/68 ~	1,000,000	1,034,798
2.640% due 05/15/68 ~	1,534,299	1,565,220
Navient Student Loan Trust 0.356% (USD LIBOR + 0.270%) due 02/27/68 ~ §	58,372	58,373
0.466% (USD LIBOR + 0.380%) due 03/25/67 ~ §	1,854,541	1,856,353
0.636% (USD LIBOR + 0.550%) due 02/25/70 ~ §	3,402,304	3,413,241
0.686% (USD LIBOR + 0.600%) due 12/26/69 ~ §	4,108,937	4,142,365
1.136% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,260,643	2,324,171
1.320% due 08/26/69 ~	4,075,882	4,025,546
3.390% due 12/15/59 ~	1,706,630	1,779,014
Nelnet Student Loan Trust 1.360% due 04/20/62 ~	3,678,438	3,678,973

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman)
1.064% (USD LIBOR + 0.930%) due 10/18/29 ~ §	$2,650,000	$2,654,638
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman)
1.104% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,701,175
OCP CLO Ltd (Cayman) 0.945% (USD LIBOR + 0.820%) due 10/26/27 ~ §	590,314	590,689
1.076% (USD LIBOR + 0.960%) due 07/15/30 ~ §	2,500,000	2,499,822
Palmer Square CLO Ltd (Cayman) 0.975% (USD LIBOR + 0.850%) due 08/15/26 ~ §	321,152	321,413
1.226% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,251,692
Palmer Square Loan Funding Ltd (Cayman) due 10/15/29 # ~	10,000,000	10,000,000
0.931% (USD LIBOR + 0.800%) due 05/20/29 ~ §	10,825,791	10,839,313
0.981% (USD LIBOR + 0.850%) due 08/20/27 ~ §	618,009	618,258
1.025% (USD LIBOR + 0.900%) due 11/15/26 ~ §	523,603	523,917
1.025% (USD LIBOR + 0.900%) due 10/24/27 ~ §	972,372	972,858
1.034% (USD LIBOR + 0.900%) due 04/20/29 ~ §	4,835,075	4,839,958
1.184% (USD LIBOR + 1.050%) due 04/20/27 ~ §	1,712,195	1,714,333
1.481% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,952,870
1.571% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,000,000	3,996,672
2.031% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,201,022
Regatta X Funding Ltd (Cayman) 1.254% (USD LIBOR + 1.120%) due 01/17/31 ~ §	3,000,000	3,002,433
Regatta XIV Funding Ltd (Cayman) 1.315% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,101,495
Santander Drive Auto Receivables Trust 0.500% due 04/15/25	9,900,000	9,915,434
0.590% due 09/15/25	3,150,000	3,155,593
0.730% due 03/17/25	2,200,000	2,207,169
0.750% due 02/17/26	3,750,000	3,766,838
0.900% due 06/15/26	4,000,000	4,016,794
0.950% due 09/15/27	2,100,000	2,105,431
0.960% due 11/15/24	1,200,000	1,203,738
1.460% due 09/15/25	1,000,000	1,010,675
3.420% due 04/15/25	558,588	560,852
SLC Student Loan Trust 0.226% (USD LIBOR + 0.110%) due 03/15/27 §	2,183,849	2,180,654
0.236% (USD LIBOR + 0.120%) due 06/15/29 §	498,232	497,261
SMB Private Education Loan Trust 0.584% (USD LIBOR + 0.500%) due 01/15/53 ~ §	1,269,973	1,271,883
1.070% due 01/15/53 ~	3,682,372	3,632,894
1.290% due 07/15/53 ~	2,851,449	2,864,388
2.340% due 09/15/34 ~	4,542,635	4,624,770
2.430% due 02/17/32 ~	2,585,032	2,645,230
2.490% due 06/15/27 ~	505,886	508,160
2.700% due 05/15/31 ~	1,716,353	1,756,903
3.440% due 07/15/36 ~	1,453,275	1,517,341
3.500% due 02/15/36 ~	742,195	779,178
3.600% due 01/15/37 ~	2,052,141	2,166,287
3.630% due 11/15/35 ~	2,110,089	2,216,522

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Sofi Consumer Loan Program Trust 2.020% due 01/25/29 ~	$368,196	$370,541
2.450% due 08/25/28 ~	174,687	175,343
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	283,969	284,516
Verizon Owner Trust 0.537% (USD LIBOR + 0.450%) due 12/20/23 §	2,070,366	2,073,938
1.850% due 07/22/24	3,500,000	3,546,575
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,040,996

Total Asset-Backed Securities (Cost $265,898,156)		267,357,192

U.S. TREASURY OBLIGATIONS - 7.0%

U.S. Treasury Notes - 7.0%

0.125% due 08/31/23	7,500,000	7,480,664
0.250% due 03/15/24	6,000,000	5,980,313
0.375% due 07/15/24	2,700,000	2,692,934
0.375% due 08/15/24	10,000,000	9,965,625
0.375% due 09/15/24	6,000,000	5,974,687
1.250% due 07/31/23	6,000,000	6,111,094
1.250% due 08/31/24	5,000,000	5,108,984
1.375% due 10/15/22	5,000,000	5,065,887
1.375% due 02/15/23	10,000,000	10,167,578
1.500% due 09/30/24	10,000,000	10,294,922
1.750% due 07/31/24	9,500,000	9,843,262
2.500% due 01/15/22	6,000,000	6,042,454

Total U.S. Treasury Obligations (Cost $84,073,352)		84,728,404

	Shares
SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	59,586,965	59,586,965

Total Short-Term Investment (Cost $59,586,965)		59,586,965

TOTAL INVESTMENTS - 101.8% (Cost $1,221,275,923)		1,231,843,287

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(21,602,186)

NET ASSETS - 100.0%		$1,210,241,101

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	50.9%
Asset-Backed Securities	22.1%
Senior Loan Notes	16.9%
U.S. Treasury Obligations	7.0%
Short-Term Investment	4.9%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Components and Systems LLC ±	$458,716	$459,289	$573
Pro Mach Group Inc	384,078	385,999	1,921

	$842,794	$845,288	$2,494

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$616,105,034	$—	$616,105,034	$—
	Senior Loan Notes	204,065,692	—	202,522,481	1,543,211
	Asset-Backed Securities	267,357,192	—	267,357,192	—
	U.S. Treasury Obligations	84,728,404	—	84,728,404	—
	Short-Term Investment	59,586,965	59,586,965	—	—
	Unfunded Loan Commitments	845,288	—	385,999	459,289

	Total	$1,232,688,575	$59,586,965	$1,171,099,110	$2,002,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.7%

Basic Materials - 0.9%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,550,000	$4,523,193
3.950% due 09/10/50 ~	3,000,000	3,217,187
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	1,200,000	1,175,753
Suzano Austria GmbH (Brazil) 3.125% due 01/15/32	2,000,000	1,934,000

		10,850,133

Communications - 4.1%

AT&T Inc
2.550% due 12/01/33	2,000,000	1,969,443
3.500% due 09/15/53	4,865,000	4,824,550
3.850% due 06/01/60	2,800,000	2,902,099
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	3,245,165
3.850% due 04/01/61	5,200,000	4,970,437
Expedia Group Inc
2.950% due 03/15/31	1,600,000	1,618,193
4.625% due 08/01/27	3,150,000	3,573,107
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,316,320
T-Mobile USA Inc
2.250% due 02/15/26 ~	2,325,000	2,354,062
2.550% due 02/15/31	3,500,000	3,514,761
2.625% due 04/15/26	100,000	102,375
3.375% due 04/15/29 ~	1,600,000	1,671,200
3.875% due 04/15/30	3,450,000	3,811,195
Verizon Communications Inc
2.850% due 09/03/41	2,100,000	2,052,900
3.400% due 03/22/41	2,550,000	2,665,522
3.850% due 11/01/42	2,000,000	2,201,984

		47,793,313

Consumer, Cyclical - 6.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,619,318	3,703,001
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,292,383	2,379,915
Beazer Homes USA Inc 7.250% due 10/15/29	2,150,000	2,371,299
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	2,497,988	2,510,989
4.625% due 12/20/25 ~	1,549,683	1,636,913
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,145,805	4,216,333
Choice Hotels International Inc 3.700% due 01/15/31	1,950,000	2,105,142
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,188,951	2,309,922
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,391,383
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,275,725	1,370,854
Ford Motor Credit Co LLC
2.700% due 08/10/26	2,225,000	2,232,231
2.900% due 02/16/28	3,200,000	3,200,000
3.087% due 01/09/23	1,850,000	1,879,508
3.375% due 11/13/25	2,475,000	2,546,156
4.542% due 08/01/26	1,725,000	1,862,275
5.584% due 03/18/24	2,350,000	2,528,812
8.500% due 04/21/23	1,200,000	1,321,428
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	1,984,372

	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	$2,850,000	$2,864,250
International Game Technology PLC 4.125% due 04/15/26 ~	2,000,000	2,081,240
Kohl’s Corp 3.375% due 05/01/31	3,000,000	3,090,851
Marriott International Inc 3.500% due 10/15/32	3,150,000	3,349,639
Meritage Homes Corp 3.875% due 04/15/29 ~	3,675,000	3,863,344
MGM Resorts International 6.000% due 03/15/23	3,000,000	3,176,070
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	4,044,400
Nordstrom Inc 5.000% due 01/15/44	2,500,000	2,455,501
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,021,250
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	478,763	502,179
Stellantis Finance US Inc 2.691% due 09/15/31 ~	1,250,000	1,238,650
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,337,957	1,334,399
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,024,321	1,106,115
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,862,636	1,870,232

		74,548,653

Consumer, Non-Cyclical - 6.4%

Altria Group Inc 2.450% due 02/04/32	4,700,000	4,506,854
AmerisourceBergen Corp 2.700% due 03/15/31	5,000,000	5,117,604
Amgen Inc 3.150% due 02/21/40	2,750,000	2,778,641
Anheuser-Busch InBev Finance Inc (Belgium)
4.000% due 01/17/43	2,000,000	2,208,337
4.700% due 02/01/36	2,000,000	2,418,728
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	6,482,308
Centene Corp
2.450% due 07/15/28	1,750,000	1,760,938
2.500% due 03/01/31	1,900,000	1,876,250
Cigna Corp 2.400% due 03/15/30	3,000,000	3,051,795
CoStar Group Inc 2.800% due 07/15/30 ~	3,400,000	3,460,553
CVS Health Corp 1.750% due 08/21/30	3,000,000	2,878,162
Global Payments Inc 3.200% due 08/15/29	4,500,000	4,759,798
Kraft Heinz Foods Co 4.375% due 06/01/46	6,500,000	7,409,074
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	3,800,000	3,709,720
Square Inc 3.500% due 06/01/31 ~	500,000	513,490
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	3,500,000	3,558,610
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	2,450,000	2,456,687
Universal Health Services Inc
2.650% due 10/15/30 ~	4,450,000	4,475,766
2.650% due 01/15/32 ~	1,950,000	1,933,354
Viatris Inc 3.850% due 06/22/40 ~	3,350,000	3,598,678
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	4,550,000	4,627,390

		73,582,737

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Energy - 2.7%

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/39 ~	$4,150,000	$4,114,630
3.700% due 11/15/29	2,075,000	2,253,030
Energy Transfer LP
3.750% due 05/15/30	4,000,000	4,324,656
4.750% due 01/15/26	6,000,000	6,709,186
6.500% due 11/15/26	3,650,000	3,810,125
Enterprise Products Operating LLC 3.300% due 02/15/53	1,850,000	1,807,472
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,365,127
MPLX LP
5.200% due 12/01/47	1,200,000	1,460,709
6.875% due 02/15/23	3,000,000	3,060,000
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,777,650

		31,682,585

Financial - 14.2%

Air Lease Corp
3.000% due 02/01/30	4,000,000	4,061,621
4.650% due 06/15/26	4,300,000	4,509,625
Ally Financial Inc 4.700% due 05/15/26	2,500,000	2,609,937
Assured Guaranty US Holdings Inc 3.600% due 09/15/51	2,150,000	2,190,969
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	2,950,000	2,944,429
4.250% due 04/15/26 ~	1,350,000	1,452,656
Banco Santander SA (Spain) 2.749% due 12/03/30	3,000,000	2,987,346
Bank of America Corp
2.482% due 09/21/36	4,700,000	4,609,192
2.592% due 04/29/31	3,450,000	3,523,204
2.687% due 04/22/32	5,700,000	5,807,429
3.194% due 07/23/30	3,000,000	3,193,613
BNP Paribas SA (France)
2.871% due 04/19/32 ~	7,000,000	7,153,069
4.625% due 02/25/31 ~	3,000,000	3,071,250
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	2,750,000	2,719,469
Citigroup Inc
2.666% due 01/29/31	5,250,000	5,379,443
4.125% due 07/25/28	3,600,000	4,021,519
Commonwealth Bank of Australia (Australia) 2.688% due 03/11/31 ~	2,200,000	2,194,630
Extra Space Storage LP REIT 2.350% due 03/15/32	2,850,000	2,787,301
Fidelity National Financial Inc 3.200% due 09/17/51	2,200,000	2,102,785
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,851,338
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	3,200,000	3,295,788
3.500% due 09/15/30	1,500,000	1,559,375
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,150,000	3,201,187
JAB Holdings BV (Austria) 3.750% due 05/28/51 ~	1,750,000	1,905,040
JPMorgan Chase & Co
2.522% due 04/22/31	4,800,000	4,899,755
2.580% due 04/22/32	2,650,000	2,688,722
2.956% due 05/13/31	5,700,000	5,933,351
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	5,378,917
LSEGA Financing PLC (United Kingdom)
2.500% due 04/06/31 ~	3,000,000	3,056,962
3.200% due 04/06/41 ~	2,200,000	2,275,121

	Principal Amount	Value
Morgan Stanley
2.484% due 09/16/36	$3,700,000	$3,623,252
2.699% due 01/22/31	3,200,000	3,301,432
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,709,032
6.125% due 03/15/24	5,200,000	5,562,700
Piedmont Operating Partnership LP REIT
3.150% due 08/15/30	1,550,000	1,595,784
4.450% due 03/15/24	3,100,000	3,317,149
Sabra Health Care LP REIT 3.200% due 12/01/31	2,200,000	2,157,351
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,629,435
The Goldman Sachs Group Inc
2.383% due 07/21/32	2,950,000	2,922,665
2.615% due 04/22/32	7,950,000	8,051,298
3.800% due 05/10/26	1,950,000	2,001,187
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,262,249
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	1,800,000	1,822,860
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,348,875
4.625% due 12/01/29 ~	4,000,000	4,305,000
Wells Fargo & Co
3.900% due 03/15/26	3,900,000	4,024,312
4.400% due 06/14/46	3,750,000	4,462,352

		163,461,976

Industrial - 3.4%

Allegion US Holding Co Inc 3.550% due 10/01/27	6,836,000	7,365,391
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	5,256,500
Flowserve Corp 2.800% due 01/15/32	7,000,000	6,934,838
Masco Corp 7.750% due 08/01/29	2,000,000	2,698,548
SMBC Aviation Capital Finance DAC (Ireland) 2.300% due 06/15/28 ~	1,000,000	1,004,319
SYNNEX Corp 2.375% due 08/09/28 ~	3,250,000	3,220,908
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	7,750,000	7,830,611
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	2,500,000	2,623,063
Vontier Corp 2.400% due 04/01/28 ~	2,350,000	2,320,660

		39,254,838

Technology - 2.4%

Broadcom Inc
3.137% due 11/15/35 ~	5,000,000	4,988,901
3.187% due 11/15/36 ~	1,474,000	1,471,321
4.150% due 11/15/30	1,826,000	2,024,309
CGI Inc (Canada) 2.300% due 09/14/31 ~	3,350,000	3,258,031
Citrix Systems Inc 3.300% due 03/01/30	2,800,000	2,861,609
Oracle Corp
2.875% due 03/25/31	2,650,000	2,728,839
3.950% due 03/25/51	5,000,000	5,283,032
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	1,330,603
VMware Inc 2.200% due 08/15/31	3,250,000	3,180,014

		27,126,659

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Utilities - 2.1%

DPL Inc
4.125% due 07/01/25	$600,000	$642,750
4.350% due 04/15/29	1,350,000	1,470,184
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,696,184
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,340,500
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,601,982
Southern California Edison Co 4.000% due 04/01/47	1,550,000	1,665,146
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	499,150
6.625% due 01/15/28 ~	2,500,000	2,323,325
Vistra Operations Co LLC 3.550% due 07/15/24 ~	2,500,000	2,630,274
WEC Energy Group Inc 1.800% due 10/15/30	2,500,000	2,396,764

		24,266,259

Total Corporate Bonds & Notes (Cost $478,841,593)		492,567,153

SENIOR LOAN NOTES - 18.0%

Communications - 1.2%

CSC Holdings LLC
Term B 2.334% (USD LIBOR + 2.250%) due 01/15/26 §	2,480,916	2,452,232
Term B-5 2.584% (USD LIBOR + 2.500%) due 04/15/27 §	4,186,250	4,144,387
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 §	5,969,072	5,965,341
SBA Senior Finance II LLC Term B 1.840% (USD LIBOR + 1.750%) due 04/11/25 §	1,190,769	1,180,722

		13,742,682

Consumer, Cyclical - 3.5%

ClubCorp Holdings Inc Term B 2.882% (USD LIBOR + 2.750%) due 09/18/24 §	4,819,895	4,542,751
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	2,233,125	2,246,850
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	1,985,000	1,986,467
Hayward Industries Inc Term B 3.000% (USD LIBOR + 2.500%) due 05/28/28 §	1,995,000	1,992,684
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	2,000,000	2,007,000
Marriott Ownership Resorts Inc Term B 1.834% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,795,644
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,125,834
Restaurant Brands International Inc Term B (Canada) 1.837% (USD LIBOR + 1.750%) due 11/19/26 §	4,140,646	4,092,954

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	$4,000,000	$3,994,000
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	2,500,000	2,502,188
Stars Group Holdings BV Term B (Canada) 2.397% (USD LIBOR + 2.250%) due 07/10/25 §	4,500,834	4,491,459
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,965,000	7,028,632

		40,806,463

Consumer, Non-Cyclical - 4.6%

Avantor Funding Inc Term B-4 2.500% (USD LIBOR + 2.000%) due 11/24/24 §	3,823,758	3,826,943
Bausch Health Americas Inc Term B 3.084% (USD LIBOR + 3.000%) due 06/01/25 §	5,410,653	5,409,976
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	4,250,000	4,245,219
Heartland Dental LLC Term B 4.085% (USD LIBOR + 4.000%) due 04/30/25 §	3,491,250	3,487,431
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	5,985,000	6,005,947
Mozart Borrower LP Term B due 09/30/28 ¥	1,750,000	1,741,250
Organon & Co Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	2,743,125	2,753,198
Pathway Vet Alliance LLC Term A 3.834% (USD LIBOR + 3.750%) due 03/31/27 §	4,441,013	4,437,128
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	4,676,203	4,686,920
PPD Inc Term B 2.500% (USD LIBOR + 2.000%) due 01/13/28 §	5,984,962	5,982,341
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,493,750	2,503,491
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,701,363	3,715,542
US Foods Inc Term B 1.834% (USD LIBOR + 1.750%) due 06/27/23 §	2,349,000	2,337,417
Wand NewCo 3 Inc Term B-1 3.084% (USD LIBOR + 3.000%) due 02/05/26 §	1,759,638	1,744,929

		52,877,732

Financial - 2.4%

Acrisure LLC Term B 3.632% (USD LIBOR + 3.500%) due 02/15/27 §	2,221,832	2,202,391
AssuredPartners Inc Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 §	4,175,625	4,154,459
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	3,014,706	3,005,016

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	$2,962,500	$2,974,931
HUB International Ltd Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	7,369,849	7,308,436
NFP Corp Term B 3.334% (USD LIBOR + 3.250%) due 02/13/27 §	4,925,000	4,882,931
USI Inc Term B 3.132% (USD LIBOR + 3.000%) due 05/16/24 §	3,832,579	3,812,048

		28,340,212

Industrial - 2.6%

Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	233,595	233,709
Engineered Components and Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 ± §	1,541,284	1,543,211
Filtration Group Corp Term B 3.084% (USD LIBOR + 3.000%) due 03/29/25 §	7,171,057	7,139,684
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	5,985,000	5,983,599
Pro Mach Group Inc Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	2,365,922	2,377,751
ProAmpac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,736,250	2,745,827
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	2,000,000	1,995,972
TransDigm Inc
Term E 2.334% (USD LIBOR + 2.250%) due 05/30/25 §	1,875,244	1,853,953
Term F 2.334% (USD LIBOR + 2.250%) due 12/09/25 §	5,696,034	5,631,065
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 § ¥	314	312

		29,505,083

Technology - 3.0%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	1,966,765	1,968,609
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	4,626,319	4,631,172
Epicor Software Corp Term B due 07/31/27 ¥	5,984,887	5,989,489
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	2,487,500	2,492,831
Sophia LP 3.882% (USD LIBOR + 3.750%) due 10/07/27 §	3,225,625	3,241,418
Tempo Acquisition LLC Term B 3.334% (USD LIBOR + 3.250%) due 10/31/26 §	4,762,217	4,779,480
The Dun & Bradstreet Corp Term B 3.336% (USD LIBOR + 3.250%) due 02/08/26 §	4,437,691	4,438,086

	Principal Amount	Value
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	$6,692,552	$6,714,302

		34,255,387

Utilities - 0.7%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	3,456,250	3,400,086
Pike Corp Term B 3.090% (USD LIBOR + 3.000%) due 01/21/28 §	4,794,521	4,800,514

		8,200,600

Total Senior Loan Notes (Cost $207,842,417)		207,728,159

MORTGAGE-BACKED SECURITIES - 1.8%

Fannie Mae - 1.8%

due 10/01/36 #	17,500,000	18,024,316
due 10/01/51 #	3,000,000	3,008,321

		21,032,637

Total Mortgage-Backed Securities (Cost $21,146,445)		21,032,637

ASSET-BACKED SECURITIES - 17.9%

Aimco CLO 11 Ltd (Cayman) 1.506% (USD LIBOR + 1.380%) due 10/15/31 ~ §	4,700,000	4,706,631
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,458,043
0.890% due 10/19/26	2,450,000	2,456,435
0.970% due 02/18/26	1,000,000	1,007,121
1.480% due 02/18/26	1,000,000	1,014,157
2.600% due 09/18/23	1,524,333	1,532,445
2.690% due 06/19/23	1,059,089	1,063,116
3.130% due 02/18/25	1,250,000	1,265,997
3.360% due 02/18/25	1,000,000	1,027,751
Apidos CLO (Cayman) 1.734% (USD LIBOR + 1.600%) due 10/18/31 ~ §	3,600,000	3,602,692
Buttermilk Park CLO Ltd (Cayman) 1.226% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,601,338
Carlyle Global Market Strategies CLO Ltd (Cayman)
1.179% (USD LIBOR + 1.050%) due 07/27/31 ~ §	991,833	992,825
1.679% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,998,500
CIFC Funding 2015-III Ltd (Cayman) 1.004% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,500,000	1,500,750
Dryden 53 CLO Ltd (Cayman) 1.526% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,489,985
Dryden 61 CLO Ltd (Cayman) 1.124% (USD LIBOR + 0.990%) due 01/17/32 ~ §	4,250,000	4,250,102
Dryden CLO Ltd (Cayman)
1.534% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,602,015
1.634% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	2,003,496
1.884% (USD LIBOR + 1.750%) due 01/17/32 ~ §	2,250,000	2,247,036
1.934% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,985,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.026% (USD LIBOR + 1.900%) due 04/15/31 ~ §	$1,000,000	$994,403
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,368,343
2.040% due 12/15/26	1,000,000	1,030,920
2.040% due 08/15/31 ~	2,000,000	2,070,159
3.190% due 07/15/31 ~	4,000,000	4,287,150
Madison Park Funding Ltd (Cayman)
1.726% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,601,390
1.884% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,600,000	2,602,342
1.976% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,400,000	1,391,822
Magnetite Ltd (Cayman) 1.106% (USD LIBOR + 0.980%) due 04/15/31 ~ §	3,000,000	3,004,648
Magnetite XIV-R Ltd (Cayman) 1.254% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,503,482
Magnetite XXIX Ltd (Cayman) 1.116% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,250,000	3,252,499
MVW LLC 1.740% due 10/20/37 ~	540,758	547,601
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	1,089,523	1,088,841
1.170% due 09/16/69 ~	785,964	790,451
1.220% due 07/15/69 ~	1,185,628	1,193,036
1.310% due 01/15/69 ~	2,011,780	2,026,914
1.690% due 05/15/69 ~	5,549,514	5,631,951
2.460% due 11/15/68 ~	1,000,000	1,034,798
2.640% due 05/15/68 ~	1,534,299	1,565,220
Navient Student Loan Trust
0.686% (USD LIBOR + 0.600%) due 12/26/69 ~ §	2,833,749	2,856,803
0.806% (USD LIBOR + 0.720%) due 03/25/67 ~ §	2,000,000	2,026,453
1.136% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,260,643	2,324,171
1.310% due 12/26/69 ~	2,078,083	2,052,818
1.320% due 08/26/69 ~	4,075,882	4,025,546
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman)
1.064% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,600,000	2,604,550
1.484% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,496,920
Neuberger Berman Loan Advisers CLO 40 Ltd (Cayman) 1.186% (USD LIBOR + 1.060%) due 04/16/33 ~ §	500,000	501,125
Palmer Square CLO Ltd (Cayman)
0.975% (USD LIBOR + 0.850%) due 08/15/26 ~ §	321,152	321,413
1.226% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,501,880
1.495% (USD LIBOR + 1.370%) due 11/15/31 ~ §	6,500,000	6,518,310
Palmer Square Loan Funding Ltd (Cayman)
due 10/15/29 # ~	9,700,000	9,700,000
0.931% (USD LIBOR + 0.800%) due 05/20/29 ~ §	1,387,922	1,389,656
1.025% (USD LIBOR + 0.900%) due 11/15/26 ~ §	997,339	997,938
1.025% (USD LIBOR + 0.900%) due 10/24/27 ~ §	1,458,558	1,459,287
1.034% (USD LIBOR + 0.900%) due 04/20/29 ~ §	4,835,075	4,839,958

	Principal Amount	Value
1.381% (USD LIBOR + 1.250%) due 05/20/29 ~ §	$6,000,000	$6,000,780
1.481% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,350,000	2,352,286
1.571% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,500,000	4,496,256
1.725% (USD LIBOR + 1.600%) due 10/24/27 ~ §	1,750,000	1,750,958
1.934% (USD LIBOR + 1.800%) due 04/20/29 ~ §	750,000	750,750
2.031% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,201,022
Regatta XIV Funding Ltd (Cayman) 1.315% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,400,000	1,401,903
Santander Drive Auto Receivables Trust
0.730% due 03/17/25	2,200,000	2,207,168
0.750% due 02/17/26	3,700,000	3,716,614
0.960% due 11/15/24	1,200,000	1,203,738
1.460% due 09/15/25	1,000,000	1,010,675
2.490% due 10/15/25	1,700,702	1,711,834
SLM Student Loan Trust 0.675% (USD LIBOR + 0.550%) due 10/25/64 ~ §	1,793,167	1,807,292
SMB Private Education Loan Trust
0.814% (USD LIBOR + 0.730%) due 01/15/53 ~ §	10,900,000	10,962,755
1.070% due 01/15/53 ~	5,260,532	5,189,848
1.290% due 07/15/53 ~	2,851,449	2,864,388
2.230% due 09/15/37 ~	6,500,000	6,666,850
2.340% due 09/15/34 ~	1,835,232	1,868,414
2.430% due 02/17/32 ~	2,329,207	2,383,447
2.700% due 05/15/31 ~	1,278,135	1,308,332
2.820% due 10/15/35 ~	2,852,904	2,947,492
2.880% due 09/15/34 ~	2,642,320	2,714,964
3.440% due 07/15/36 ~	2,013,375	2,102,132
3.500% due 02/15/36 ~	3,881,679	4,075,103
3.600% due 01/15/37 ~	1,060,273	1,119,248
3.630% due 11/15/35 ~	1,428,632	1,500,692
Sofi Consumer Loan Program Trust
2.450% due 08/25/28 ~	240,195	241,097
Sofi Professional Loan Program LLC
2.370% due 11/16/48 ~	1,756,422	1,789,434
SoFi Professional Loan Program Trust
2.540% due 05/15/46 ~	2,150,000	2,207,995
TIAA CLO IV Ltd (Cayman) 1.834% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,744,876

Total Asset-Backed Securities (Cost $205,397,622)		206,707,275

U.S. TREASURY OBLIGATIONS - 15.8%

U.S. Treasury Bonds - 3.2%

1.125% due 05/15/40	14,500,000	12,537,402
1.375% due 08/15/50	3,250,000	2,743,457
1.750% due 08/15/41	5,000,000	4,781,250
2.250% due 08/15/46	2,550,000	2,634,369
2.500% due 02/15/46	3,500,000	3,786,289
2.500% due 05/15/46	3,000,000	3,247,149
2.750% due 11/15/47	2,000,000	2,272,969
3.000% due 11/15/44	2,000,000	2,348,828
3.000% due 02/15/49	1,500,000	1,793,555

		36,145,268

U.S. Treasury Notes - 12.6%

0.250% due 10/31/25	7,000,000	6,841,133
0.375% due 09/30/27	5,000,000	4,772,168

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
0.500% due 06/30/27	$5,000,000	$4,827,734
0.500% due 10/31/27	8,000,000	7,679,687
0.625% due 11/30/27	7,000,000	6,762,109
0.625% due 05/15/30	18,000,000	16,805,039
1.125% due 02/28/27	7,000,000	7,025,703
1.125% due 02/15/31	11,500,000	11,140,625
1.250% due 08/15/31	19,500,000	19,029,258
1.625% due 02/15/26	7,000,000	7,224,766
1.625% due 05/15/26	8,000,000	8,253,125
1.625% due 09/30/26	10,000,000	10,313,281
1.750% due 11/15/29	10,000,000	10,279,102
2.250% due 02/15/27	2,000,000	2,125,000
2.375% due 05/15/29	5,000,000	5,368,457
2.500% due 02/28/26	7,400,000	7,921,758
2.625% due 02/15/29	7,000,000	7,633,965
2.875% due 08/15/28	1,250,000	1,381,201

		145,384,111

Total U.S. Treasury Obligations (Cost $180,616,058)		181,529,379

	Shares
SHORT-TERM INVESTMENT - 6.5%

Money Market Fund - 6.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	75,255,455	75,255,455

Total Short-Term Investment (Cost $75,255,455)		75,255,455

TOTAL INVESTMENTS - 102.7% (Cost $1,169,099,590)		1,184,820,058

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(31,206,989)

NET ASSETS - 100.0%		$1,153,613,069

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	42.7%
Senior Loan Notes	18.0%
Asset-Backed Securities	17.9%
U.S. Treasury Obligations	15.8%
Short-Term Investment	6.5%
Others (each less than 3.0%)	1.8%

	102.7%
Other Assets & Liabilities, Net	(2.7%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Components and Systems LLC ±	$458,716	$459,289	$573
Pro Mach Group Inc	384,078	385,999	1,921

	$842,794	$845,288	$2,494

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$492,567,153	$—	$492,567,153	$—
	Senior Loan Notes	207,728,159	—	206,184,948	1,543,211
	Mortgage-Backed Securities	21,032,637	—	21,032,637	—
	Asset-Backed Securities	206,707,275	—	206,707,275	—
	U.S. Treasury Obligations	181,529,379	—	181,529,379	—
	Short-Term Investment	75,255,455	75,255,455	—	—
	Unfunded Loan Commitments	845,288	—	385,999	459,289

	Total	$1,185,665,346	$75,255,455	$1,108,407,391	$2,002,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 59.5%

Communications - 3.4%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$238,308
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	262,500	280,678
The Walt Disney Co 2.650% due 01/13/31	100,000	104,472
Verizon Communications Inc
2.850% due 09/03/41	50,000	48,879
3.400% due 03/22/41	250,000	261,326

		933,663

Consumer, Cyclical - 2.7%

Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	200,000	211,348
Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	213,935
Marriott International Inc 3.500% due 10/15/32	100,000	106,338
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	210,250

		741,871

Consumer, Non-Cyclical - 7.9%

Amgen Inc 3.150% due 02/21/40	100,000	101,042
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	539,945
Cigna Corp 2.375% due 03/15/31	200,000	201,987
CVS Health Corp 1.750% due 08/21/30	300,000	287,816
HCA Inc 5.250% due 04/15/25	125,000	141,758
Humana Inc 3.125% due 08/15/29	250,000	266,725
IHS Markit Ltd 3.625% due 05/01/24	100,000	106,545
McKesson Corp 1.300% due 08/15/26	250,000	248,097
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	197,013
Zoetis Inc 2.000% due 05/15/30	100,000	99,152

		2,190,080

Energy - 2.2%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39 ~	150,000	148,722
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	236,513
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	227,071

		612,306

Financial - 24.2%

Air Lease Corp 1.875% due 08/15/26	450,000	448,664
American Tower Corp REIT 2.750% due 01/15/27	100,000	105,054
Banco Santander SA (Spain) 2.749% due 12/03/30	200,000	199,156
Bank of America Corp 2.482% due 09/21/36	350,000	343,238
Broadstone Net Lease LLC 2.600% due 09/15/31	200,000	197,780

	Principal Amount	Value
Citigroup Inc
2.572% due 06/03/31	$250,000	$254,976
4.125% due 07/25/28	250,000	279,272
Fidelity National Financial Inc 3.200% due 09/17/51	150,000	143,372
Healthpeak Properties Inc REIT 1.350% due 02/01/27	150,000	148,444
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	255,568
ING Groep NV (Netherlands) 1.726% due 04/01/27	200,000	201,224
JPMorgan Chase & Co 2.956% due 05/13/31	250,000	260,235
Morgan Stanley 3.772% due 01/24/29	500,000	553,633
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	350,000	349,139
PNC Bank NA 2.700% due 10/22/29	250,000	262,299
Rayonier LP REIT 2.750% due 05/17/31	550,000	548,097
Reliance Standard Life Global Funding II 2.750% due 01/21/27 ~	200,000	210,923
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	151,732
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	553,729
Truist Bank 2.636% due 09/17/29	250,000	261,426
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	200,000	202,540
UDR Inc REIT 3.500% due 01/15/28	250,000	272,076
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	261,403
Weyerhaeuser Co REIT 4.000% due 11/15/29	200,000	226,506

		6,690,486

Industrial - 7.8%

Allegion US Holding Co Inc 3.550% due 10/01/27	300,000	323,232
Flowserve Corp 2.800% due 01/15/32	250,000	247,673
Keysight Technologies Inc 3.000% due 10/30/29	250,000	264,091
Masco Corp 3.500% due 11/15/27	200,000	218,369
Ryder System Inc 2.500% due 09/01/24	200,000	209,122
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	900,000	909,361

		2,171,848

Technology - 7.1%

Broadcom Inc 3.187% due 11/15/36 ~	12,000	11,978
4.150% due 11/15/30	238,000	263,848
Citrix Systems Inc 3.300% due 03/01/30	325,000	332,151
Dell International LLC 4.900% due 10/01/26	300,000	345,807
Fiserv Inc 3.500% due 07/01/29	250,000	272,389
Hewlett Packard Enterprise Co 1.750% due 04/01/26	250,000	253,768
International Business Machines Corp 3.500% due 05/15/29	150,000	165,845
Oracle Corp 2.300% due 03/25/28	300,000	307,019

		1,952,805

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Utilities - 4.2%

Dominion Energy Inc 2.250% due 08/15/31	$300,000	$299,300
Enel Finance International NV (Italy)
1.875% due 07/12/28 ~	500,000	498,280
2.650% due 09/10/24 ~	200,000	209,626
NextEra Energy Capital Holdings Inc 1.900% due 06/15/28	150,000	150,189

		1,157,395

Total Corporate Bonds & Notes (Cost $16,613,852)		16,450,454

MORTGAGE-BACKED SECURITIES - 3.9%

Fannie Mae - 2.3%

2.000% due 09/01/35	182,583	188,249
2.000% due 12/01/35	423,571	436,715

		624,964

Freddie Mac - 1.6%

2.000% due 12/01/35	427,228	440,486

Total Mortgage-Backed Securities (Cost $1,078,540)		1,065,450

ASSET-BACKED SECURITIES - 18.5%

Ally Auto Receivables Trust 2.530% due 02/15/23	155,556	155,729
Ford Credit Auto Owner Trust 0.700% due 10/15/26	450,000	446,579
GM Financial Consumer Automobile Receivables Trust 0.230% due 11/16/23	156,886	156,926
GM Financial Revolving Receivables Trust 1.170% due 06/12/34 ~	150,000	149,269
Magnetite Ltd (Cayman)
1.106% (USD LIBOR + 0.980%) due 04/15/31 ~ §	250,000	250,387
1.395% (USD LIBOR + 1.270%) due 10/25/31 ~ §	250,000	250,399
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	217,905	217,768
Navient Student Loan Trust 0.686% (USD LIBOR + 0.600%) due 12/26/69 ~ §	141,687	142,840
1.310% due 12/26/69 ~	236,146	233,275
1.320% due 08/26/69 ~	206,084	203,539
OCP CLO Ltd (Cayman) 1.076% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	249,982
Palmer Square CLO Ltd (Cayman) 1.226% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	250,188
Palmer Square Loan Funding Ltd (Cayman) due 10/15/29 # ~	500,000	500,000
0.971% (USD LIBOR + 0.800%) due 07/20/29 ~ §	250,000	249,476
1.034% (USD LIBOR + 0.900%) due 04/20/29 ~ §	439,552	439,996
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	200,000	200,355
0.750% due 02/17/26	750,000	753,368

	Principal Amount	Value
SMB Private Education Loan Trust
0.584% (USD LIBOR + 0.500%) due 01/15/53 ~ §	$59,069	$59,157
1.070% due 01/15/53 ~	219,189	216,244

Total Asset-Backed Securities (Cost $5,133,549)		5,125,477

U.S. TREASURY OBLIGATIONS - 16.2%

U.S. Treasury Bonds - 2.1%

1.625% due 11/15/50	500,000	449,356
1.750% due 08/15/41	125,000	119,531

		568,887

U.S. Treasury Notes - 14.1%

0.125% due 11/30/22	1,300,000	1,300,051
0.375% due 11/30/25	1,500,000	1,471,699
0.875% due 11/15/30	1,200,000	1,139,086

		3,910,836

Total U.S. Treasury Obligations (Cost $4,621,321)		4,479,723

	Shares
SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio
‘Institutional’ 0.010%	878,065	878,065

Total Short-Term Investment (Cost $878,065)		878,065

TOTAL INVESTMENTS - 101.3% (Cost $28,325,327)		27,999,169

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(354,653)

NET ASSETS - 100.0%		$27,644,516

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	59.5%
Asset-Backed Securities	18.5%
U.S. Treasury Obligations	16.2%
Mortgage-Backed Securities	3.9%
Short-Term Investment	3.2%

	101.3%
Other Assets & Liabilities, Net	(1.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,450,454	$—	$16,450,454	$—
	Mortgage-Backed Securities	1,065,450	—	1,065,450	—
	Asset-Backed Securities	5,125,477	—	5,125,477	—
	U.S. Treasury Obligations	4,479,723	—	4,479,723	—
	Short-Term Investment	878,065	878,065	—	—

	Total	$27,999,169	$878,065	$27,121,104	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Basic Materials - 0.1%

Constellium SE *	67,453	$1,266,767

Consumer, Cyclical - 0.3%

Beazer Homes USA Inc *	48,898	843,491
Cedar Fair LP *	21,677	1,005,379
Six Flags Entertainment Corp *	39,347	1,672,247

		3,521,117

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	5,395	1,309,474

Financial - 0.3%

Bank of America Corp	58,223	2,471,566
Wells Fargo & Co	40,688	1,888,330

		4,359,896

Industrial - 0.2%

GFL Environmental Inc (Canada)	30,216	1,122,524
TNT Crane & Rigging Inc	4,054	76,394
Xylem Inc	17,839	2,206,328

		3,405,246

Utilities - 0.2%

Evoqua Water Technologies Corp *	54,926	2,063,021

Total Common Stocks (Cost $10,892,473)		15,925,521

EXCHANGE-TRADED FUND - 0.6%

SPDR Bloomberg Barclays High Yield Bond	77,175	8,439,858

Total Exchange-Traded Fund (Cost $8,007,221)		8,439,858

	Principal Amount

CORPORATE BONDS & NOTES - 60.0%

Basic Materials - 1.8%

Allegheny Technologies Inc 5.125% due 10/01/31	$50,000	50,456
Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	4,450,000	4,423,782
2.875% due 03/17/31 ~	3,000,000	3,013,469
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,994,724
Novelis Corp	500,000	507,740
3.250% due 11/15/26 ~
3.875% due 08/15/31 ~	2,179,000	2,157,864
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	2,050,000	2,157,696
SPCM SA (France)	400,000	400,980
3.125% due 03/15/27 ~
3.375% due 03/15/30 ~	5,000,000	5,002,375
TMS International Corp 6.250% due 04/15/29 ~	2,476,000	2,590,515
WR Grace Holdings LLC 5.625% due 08/15/29 ~	1,150,000	1,187,387

		24,486,988

Communications - 6.5%

Arches Buyer Inc 4.250% due 06/01/28 ~	3,175,000	3,223,101

	Principal Amount	Value
AT&T Inc
2.250% due 02/01/32	$2,475,000	$2,411,822
2.300% due 06/01/27	4,000,000	4,143,053
4.350% due 03/01/29	3,500,000	4,015,772
Avaya Inc 6.125% due 09/15/28 ~	3,275,000	3,447,658
Booking Holdings Inc 4.625% due 04/13/30	5,950,000	7,075,890
CCO Holdings LLC 4.250% due 01/15/34 ~	1,375,000	1,363,828
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,956,011
3.750% due 02/15/28	1,500,000	1,643,912
4.200% due 03/15/28	5,750,000	6,426,696
5.050% due 03/30/29	1,500,000	1,757,495
CSC Holdings LLC 4.625% due 12/01/30 ~	1,400,000	1,328,992
5.750% due 01/15/30 ~	200,000	203,631
6.500% due 02/01/29 ~	2,725,000	2,954,445
Frontier Communications Holdings Corp 5.000% due 05/01/28 ~	4,250,000	4,467,813
LogMeIn Inc 5.500% due 09/01/27 ~	4,600,000	4,686,250
Match Group Holdings II LLC due 10/01/31 # ~	925,000	915,177
Sirius XM Radio Inc 3.875% due 09/01/31 ~	4,775,000	4,670,547
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,495,110
T-Mobile USA Inc
2.625% due 02/15/29	175,000	177,067
2.875% due 02/15/31	75,000	75,731
3.375% due 04/15/29 ~	925,000	966,162
3.375% due 04/15/29	1,125,000	1,175,063
3.500% due 04/15/31	375,000	395,957
3.500% due 04/15/31 ~	750,000	791,913
3.750% due 04/15/27	5,000,000	5,511,958
3.875% due 04/15/30	4,000,000	4,418,777
4.375% due 04/15/40	1,900,000	2,191,357
Uber Technologies Inc 4.500% due 08/15/29 ~	3,775,000	3,808,031
Verizon Communications Inc 2.550% due 03/21/31	11,500,000	11,649,007

		89,348,226

Consumer, Cyclical - 8.7%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	574,650	581,522
American Airlines Inc 5.750% due 04/20/29 ~	1,125,000	1,213,594
American Airlines Pass-Through Trust ‘A’ 3.500% due 08/15/33	1,791,497	1,728,331
4.100% due 07/15/29	1,142,796	1,137,489
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,710,213	2,746,868
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	788,547	779,738
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,620,911	2,665,498
Caesars Entertainment Inc 4.625% due 10/15/29 ~	125,000	126,719
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	1,116,000	1,132,573
Carvana Co
4.875% due 09/01/29 ~	1,375,000	1,363,381
5.500% due 04/15/27 ~	375,000	383,231
5.625% due 10/01/25 ~	3,875,000	4,010,761
Cedar Fair LP 5.250% due 07/15/29	5,500,000	5,647,455
Dornoch Debt Merger Sub Inc due 10/15/29 # ~	2,070,000	2,072,588

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
DR Horton Inc 1.300% due 10/15/26	$3,000,000	$2,968,152
Ford Motor Co 7.450% due 07/16/31	3,825,000	4,995,832
Ford Motor Credit Co LLC
3.375% due 11/13/25	400,000	411,500
4.000% due 11/13/30	400,000	416,500
4.125% due 08/17/27	1,000,000	1,061,750
General Motors Co
4.200% due 10/01/27	4,000,000	4,449,345
6.125% due 10/01/25	1,950,000	2,285,598
General Motors Financial Co Inc
4.350% due 01/17/27	5,000,000	5,608,834
5.100% due 01/17/24	1,000,000	1,091,901
Golden Nugget Inc 6.750% due 10/15/24 ~	2,375,000	2,381,056
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	2,775,000	2,788,875
5.000% due 06/01/29 ~	1,875,000	1,914,844
Hyatt Hotels Corp 5.750% due 04/23/30	5,450,000	6,549,259
Hyundai Capital America 1.650% due 09/17/26 ~	5,000,000	4,957,572
Kohl’s Corp 3.375% due 05/01/31	5,950,000	6,130,188
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	4,875,000	4,717,635
Marriott International Inc 2.850% due 04/15/31	4,000,000	4,054,433
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	4,717,500
PetSmart Inc
4.750% due 02/15/28 ~	250,000	257,188
7.750% due 02/15/29 ~	6,150,000	6,719,213
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	1,150,000	1,178,031
SRS Distribution Inc 4.625% due 07/01/28 ~	2,750,000	2,808,988
6.125% due 07/01/29 ~	375,000	386,723
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	3,595,500
The Michaels Cos Inc 7.875% due 05/01/29 ~	2,900,000	3,017,377
The Scotts Miracle-Gro Co
4.000% due 04/01/31 ~	4,375,000	4,372,244
4.375% due 02/01/32 ~	925,000	933,672
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,458,371	2,654,675
Viking Cruises Ltd
6.250% due 05/15/25 ~	3,200,000	3,217,888
7.000% due 02/15/29 ~	2,175,000	2,202,981
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	175,000	175,309

		118,610,311

Consumer, Non-Cyclical - 6.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	6,336,000
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	5,950,000	6,480,889
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	8,188,167
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	6,825,000	8,041,887
Avantor Funding Inc 4.625% due 07/15/28 ~	3,375,000	3,556,406
Avery Dennison Corp 2.250% due 02/15/32	3,000,000	2,940,657
Bausch Health Americas Inc
8.500% due 01/31/27 ~	450,000	479,902
9.250% due 04/01/26 ~	1,500,000	1,603,838
Bausch Health Cos Inc
4.875% due 06/01/28 ~	1,500,000	1,556,250

	Principal Amount	Value
5.000% due 01/30/28 ~	$800,000	$760,172
5.000% due 02/15/29 ~	400,000	373,108
5.250% due 02/15/31 ~	200,000	184,211
6.125% due 04/15/25 ~	3,302,000	3,374,314
Catalent Pharma Solutions Inc 3.500% due 04/01/30 ~	925,000	926,156
Central Garden & Pet Co 4.125% due 04/30/31 ~	4,625,000	4,702,589
Cigna Corp 2.375% due 03/15/31	4,100,000	4,140,743
Community Health Systems Inc
4.750% due 02/15/31 ~	765,000	770,737
5.625% due 03/15/27 ~	325,000	340,724
6.625% due 02/15/25 ~	3,775,000	3,954,312
6.875% due 04/15/29 ~	75,000	75,280
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	4,203,875
CoStar Group Inc 2.800% due 07/15/30 ~	3,600,000	3,664,115
Grifols Escrow Issuer SA (Spain) due 10/15/28 # ~	400,000	409,200
Humana Inc 1.350% due 02/03/27	5,000,000	4,935,475
JDE Peet’s NV (Netherlands) 1.375% due 01/15/27 ~	550,000	542,913
Kraft Heinz Foods Co 4.250% due 03/01/31	500,000	565,589
5.200% due 07/15/45	1,475,000	1,850,588
Mozart Debt Merger Sub Inc
due 04/01/29 # ~	1,875,000	1,875,000
due 10/01/29 # ~	225,000	225,000
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	900,000	898,763
5.750% due 11/01/28 ~	5,200,000	4,906,148
Performance Food Group Inc 4.250% due 08/01/29 ~	1,875,000	1,882,050
Tenet Healthcare Corp 4
4.250% due 06/01/29 ~	1,875,000	1,905,469
6.125% due 10/01/28 ~	2,675,000	2,813,458
Viatris Inc 2.700% due 06/22/30 ~	4,450,000	4,501,587

		93,965,572

Energy - 7.8%

Antero Midstream Partners LP
5.375% due 06/15/29 ~	750,000	773,437
5.750% due 03/01/27 ~	2,650,000	2,740,895
Antero Resources Corp
5.375% due 03/01/30 ~	4,275,000	4,507,560
7.625% due 02/01/29 ~	1,350,000	1,510,987
Archrock Partners LP
6.250% due 04/01/28 ~	2,025,000	2,097,070
6.875% due 04/01/27 ~	1,325,000	1,395,106
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	7,625,000	8,820,606
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	3,925,000	3,942,859
Chesapeake Energy Corp 5.875% due 02/01/29 ~	4,275,000	4,572,968
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	2,175,000	2,194,075
CQP Holdco LP 5.500% due 06/15/31 ~	3,725,000	3,966,380
DT Midstream Inc
4.125% due 06/15/29 ~	750,000	761,482
4.375% due 06/15/31 ~	750,000	773,438
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	3,207,302
5.750% due 01/30/28 ~	2,000,000	2,107,500
6.625% due 07/15/25 ~	350,000	369,250
Energy Transfer Operating LP
2.900% due 05/15/25	1,000,000	1,048,606
3.750% due 05/15/30	3,000,000	3,243,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.000% due 10/01/27	$1,200,000	$1,324,824
4.050% due 03/15/25	1,200,000	1,295,031
4.750% due 01/15/26	4,200,000	4,696,430
5.500% due 06/01/27	1,500,000	1,760,872
5.800% due 06/15/38	3,000,000	3,676,211
6.500% due 11/15/26	800,000	835,096
Enterprise Products Operating LLC 5.375% due 02/15/78	3,000,000	3,124,814
EQM Midstream Partners LP
4.750% due 01/15/31 ~	1,350,000	1,405,714
5.500% due 07/15/28	1,250,000	1,374,837
6.000% due 07/01/25 ~	500,000	548,725
6.500% due 07/01/27 ~	1,750,000	1,970,500
Genesis Energy LP
7.750% due 02/01/28	2,750,000	2,751,100
8.000% due 01/15/27	750,000	760,361
MPLX LP
2.650% due 08/15/30	2,225,000	2,234,297
4.800% due 02/15/29	1,350,000	1,563,302
6.875% due 02/15/23	450,000	459,000
New Fortress Energy Inc 6.500% due 09/30/26 ~	1,850,000	1,771,375
Occidental Petroleum Corp
5.500% due 12/01/25	325,000	360,344
6.125% due 01/01/31	325,000	390,561
6.625% due 09/01/30	700,000	863,625
8.000% due 07/15/25	800,000	956,736
8.500% due 07/15/27	1,175,000	1,473,779
8.875% due 07/15/30	1,500,000	2,039,520
Range Resources Corp 8.250% due 01/15/29 ~	1,450,000	1,633,135
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,093,849
Sunoco LP 4.500% due 05/15/29	2,275,000	2,310,306
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	3,100,000	3,180,414
6.000% due 09/01/31 ~	2,275,000	2,289,469
Targa Resources Partners LP	350,000	362,145
4.000% due 01/15/32 ~
4.875% due 02/01/31	875,000	945,000
5.000% due 01/15/28	650,000	683,312
5.375% due 02/01/27	200,000	207,490
5.875% due 04/15/26	1,500,000	1,568,437
6.500% due 07/15/27	500,000	539,740
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	900,000	928,170
4.125% due 08/15/31 ~	900,000	939,375
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	2,975,000	3,214,874

		107,565,783

Financial - 13.9%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,906,664
4.450% due 10/01/25	2,000,000	2,187,288
4.625% due 10/15/27	1,000,000	1,115,862
Air Lease Corp
1.875% due 08/15/26	750,000	747,774
3.125% due 12/01/30	2,000,000	2,050,446
3.750% due 06/01/26	1,500,000	1,624,551
4.250% due 09/15/24	1,000,000	1,085,909
4.650% due 06/15/26	2,750,000	2,884,063
Athene Holding Ltd
3.500% due 01/15/31	1,000,000	1,071,709
6.150% due 04/03/30	4,925,000	6,202,802
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	450,000	445,607
3.250% due 02/15/27 ~	3,200,000	3,301,881
Bank of America Corp
1.922% due 10/24/31	1,000,000	962,735
2.087% due 06/14/29	7,300,000	7,292,772
2.482% due 09/21/36	4,250,000	4,167,887

	Principal Amount	Value
2.592% due 04/29/31	$5,500,000	$5,616,702
2.651% due 03/11/32	5,000,000	5,094,435
2.687% due 04/22/32	1,450,000	1,477,328
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,700,000	5,006,691
Citigroup Inc
2.561% due 05/01/32	450,000	454,754
2.666% due 01/29/31	1,000,000	1,024,656
3.668% due 07/24/28	4,000,000	4,399,627
3.980% due 03/20/30	3,000,000	3,370,893
4.075% due 04/23/29	3,000,000	3,364,304
4.450% due 09/29/27	4,500,000	5,121,039
Extra Space Storage LP REIT 2.350% due 03/15/32	550,000	537,900
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	3,158,561
5.300% due 01/15/29	9,000,000	10,533,699
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	6,800,000	7,003,549
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29	4,500,000	4,467,655
4.700% due 03/09/31	3,000,000	3,048,750
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	275,000	279,276
4.875% due 09/15/29 ~	4,175,000	4,378,531
5.000% due 07/15/28 ~	500,000	521,775
5.250% due 03/15/28 ~	575,000	601,594
5.250% due 07/15/30 ~	1,000,000	1,062,480
JPMorgan Chase & Co
2.069% due 06/01/29	6,000,000	6,017,184
2.522% due 04/22/31	1,950,000	1,990,525
2.580% due 04/22/32	550,000	558,037
3.650% due 06/01/26	6,000,000	6,037,500
4.005% due 04/23/29	2,000,000	2,236,379
4.125% due 12/15/26	5,725,000	6,440,594
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	3,760,482
Morgan Stanley
2.484% due 09/16/36	550,000	538,592
3.591% due 07/22/28	9,500,000	10,426,211
5.000% due 11/24/25	3,150,000	3,602,732
OneMain Finance Corp
3.875% due 09/15/28	3,175,000	3,159,093
4.000% due 09/15/30	800,000	797,000
5.375% due 11/15/29	2,775,000	3,011,152
7.125% due 03/15/26	3,425,000	3,973,000
The Goldman Sachs Group Inc
1.542% due 09/10/27	5,000,000	4,983,192
2.383% due 07/21/32	450,000	445,830
2.600% due 02/07/30	4,000,000	4,119,263
2.615% due 04/22/32	3,050,000	3,088,863
3.800% due 03/15/30	3,000,000	3,341,354
VICI Properties LP REIT	1,050,000	1,088,063
3.750% due 02/15/27 ~
4.625% due 12/01/29 ~	3,000,000	3,228,750
Wells Fargo & Co	4,500,000	4,645,126
2.393% due 06/02/28
3.900% due 03/15/26	4,800,000	4,953,000

		190,014,071

Industrial - 10.7%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,181,347
3.550% due 10/01/27	650,000	700,337
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	5,300,000	5,637,080
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	1,629,000	1,660,562
Artera Services LLC 9.033% due 12/04/25 ~	2,750,000	2,987,187
BWX Technologies Inc 4.125% due 04/15/29 ~	4,850,000	4,971,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	$7,050,000	$7,298,513
Carrier Global Corp 2.722% due 02/15/30	4,450,000	4,606,741
First Student Bidco Inc 4.000% due 07/31/29 ~	7,475,000	7,381,563
Flowserve Corp
2.800% due 01/15/32	3,550,000	3,516,954
3.500% due 10/01/30	7,050,000	7,369,979
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	1,025,000	1,032,688
3.750% due 08/01/25 ~	750,000	772,500
4.000% due 08/01/28 ~	875,000	869,531
4.375% due 08/15/29 ~	450,000	455,063
4.750% due 06/15/29 ~	375,000	385,781
Granite US Holdings Corp 11.000% due 10/01/27 ~	1,975,000	2,165,113
Hillenbrand Inc 3.750% due 03/01/31	3,875,000	3,853,591
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	2,184,880
Madison IAQ LLC
4.125% due 06/30/28 ~	375,000	375,474
5.875% due 06/30/29 ~	2,625,000	2,648,113
Masco Corp 7.750% due 08/01/29	4,110,000	5,545,516
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,875,000	1,893,750
7.250% due 04/15/25 ~	5,200,000	5,175,040
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,929,375
Standard Industries Inc
4.750% due 01/15/28 ~	4,443,000	4,615,166
5.000% due 02/15/27 ~	1,500,000	1,548,750
SYNNEX Corp 2.650% due 08/09/31 ~	5,000,000	4,895,865
Teledyne Technologies Inc
2.250% due 04/01/28	3,500,000	3,566,811
2.750% due 04/01/31	3,500,000	3,583,058
Textron Inc 3.000% due 06/01/30	3,700,000	3,890,717
The Boeing Co 5.040% due 05/01/27	12,200,000	14,041,416
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	6,870,730
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,473,934
TransDigm Inc
4.625% due 01/15/29	675,000	675,000
4.875% due 05/01/29	2,975,000	2,985,621
5.500% due 11/15/27	675,000	694,447
TriMas Corp 4.125% due 04/15/29 ~	4,225,000	4,329,484
Vontier Corp 2.950% due 04/01/31 ~	4,500,000	4,480,065
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,777,662

		146,026,654

Technology - 2.5%

Apple Inc 1.400% due 08/05/28	8,000,000	7,876,447
Broadcom Inc
3.137% due 11/15/35 ~	2,700,000	2,694,006
3.187% due 11/15/36 ~	203,000	202,631
3.469% due 04/15/34 ~	2,000,000	2,061,346
4.150% due 11/15/30	3,747,000	4,153,936
Dell International LLC
4.900% due 10/01/26	1,700,000	1,959,574
6.200% due 07/15/30	2,950,000	3,777,551
8.100% due 07/15/36	1,000,000	1,518,802

	Principal Amount	Value
HP Inc 2.650% due 06/17/31 ~	$2,550,000	$2,526,737
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	4,700,000	4,542,644
Twilio Inc
3.625% due 03/15/29	750,000	768,188
3.875% due 03/15/31	2,750,000	2,818,915

		34,900,777

Utilities - 1.2%

IPALCO Enterprises Inc 4.250% due 05/01/30	4,000,000	4,493,640
Pike Corp 5.500% due 09/01/28 ~	4,050,000	4,132,559
Vistra Operations Co LLC	6,000,000	6,399,279
4.300% due 07/15/29 ~
4.375% due 05/01/29 ~	375,000	377,768
5.625% due 02/15/27 ~	850,000	880,864

		16,284,110

Total Corporate Bonds & Notes (Cost $798,231,927)		821,202,492

SENIOR LOAN NOTES - 29.7%

Communications - 1.3%

Clear Channel Outdoor Holdings Inc Term B 3.629% (USD LIBOR + 3.500%) due 08/21/26 §	6,631,089	6,503,739
CommScope Inc Term B-2 3.334% (USD LIBOR + 3.250%) due 04/04/26 §	3,430,000	3,417,673
Proofpoint Inc Term B 3.750% (USD LIBOR + 3.250%) due 08/31/28 §	1,250,000	1,244,445
Uber Technologies Inc Term B 3.584% (USD LIBOR + 3.500%) due 04/04/25 §	4,713,462	4,718,043
3.584% (USD LIBOR + 3.500%) due 02/25/27 §	2,480,418	2,481,747

		18,365,647

Consumer, Cyclical - 5.6%

Caesars Resort Collection LLC Term B 2.834% (USD LIBOR + 2.750%) due 12/22/24 §	6,270,833	6,241,110
ClubCorp Holdings Inc Term B 2.882% (USD LIBOR + 2.750%) due 09/18/24 §	4,340,324	4,090,755
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,983,024	2,971,838
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	3,225,625	3,245,450
Hayward Industries Inc Term B 3.000% (USD LIBOR + 2.500%) due 05/28/28 §	3,241,875	3,238,111
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	8,500,000	8,529,750
LBM Acquisition LLC
Term B 4.500% (USD LIBOR + 3.750%) due 12/18/27 §	3,981,839	3,951,975
Term B-2 4.500% (USD LIBOR + 3.750%) due 12/18/27 § ¥	2,495,823	2,473,049
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,765,312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	$4,000,000	$4,251,668
Motion Finco LLC Term B (United Kingdom) 3.382% - 3.397% (USD LIBOR + 3.250%) due 11/04/26 §	2,970,112	2,882,601
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	7,750,000	7,738,375
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,491,250	3,805,462
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	12,500,000	12,510,938
Tacala Investment Corp Term B 4.250% (USD LIBOR + 3.500%) due 02/05/27 §	3,869,747	3,864,005
(2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,503,124
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,980,000	4,016,361

		77,079,884

Consumer, Non-Cyclical - 7.4%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	10,000,000	10,019,370
Bausch Health Americas Inc Term B 3.084% (USD LIBOR + 3.000%) due 06/01/25 §	1,613,409	1,613,207
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	11,000,000	10,987,625
Garda World Security Corp Term B (Canada) 4.340% (USD LIBOR + 4.250%) due 10/30/26 §	2,404,729	2,410,527
Heartland Dental LLC Term B 4.085% (USD LIBOR + 4.000%) due 04/30/25 §	8,728,125	8,718,576
ICON Luxembourg SARL Term B (Luxembourg) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	6,388,341	6,417,619
LifePoint Health Inc Term B 3.834% (USD LIBOR + 3.750%) due 11/16/25 §	4,458,381	4,456,428
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	7,980,000	8,007,930
Mozart Borrower LP Term B due 09/30/28 ¥	4,250,000	4,228,750
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.083% (USD LIBOR + 3.000%) due 06/30/25 §	3,487,971	3,488,624
Pathway Vet Alliance LLC Term A 3.834% (USD LIBOR + 3.750%) due 03/31/27 §	8,942,099	8,934,275
PetVet Care Centers LLC 2.834% (USD LIBOR + 2.750%) due 02/14/25 §	2,946,573	2,923,369
Term B 3.334% (USD LIBOR + 3.250%) due 02/14/25 §	2,969,388	2,946,004
PPD Inc Term B 2.500% (USD LIBOR + 2.000%) due 01/13/28 §	3,980,000	3,978,257
PRA Health Sciences Inc Term B 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	1,591,659	1,598,954

	Principal Amount	Value
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	$5,985,000	$6,008,377
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	8,678,850	8,712,098
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 §	5,984,595	6,014,518

		101,464,508

Energy - 1.2%

CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	7,980,000	7,962,045
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	7,652,567	7,670,328

		15,632,373

Financial - 2.3%

AssuredPartners Inc Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 §	5,403,750	5,376,359
Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	6,029,412	6,010,033
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	8,959,685	8,997,280
NFP Corp Term B 3.334% (USD LIBOR + 3.250%) due 02/13/27 §	4,678,750	4,638,784
USI Inc Term B 3.132% (USD LIBOR + 3.000%) due 05/16/24 §	6,305,394	6,271,616

		31,294,072

Industrial - 6.5%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,839,599	3,814,200
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	4,905,505	4,907,889
Dynasty Acquisition Co Inc 3.632% (USD LIBOR + 3.500%) due 04/08/26 §	3,745,985	3,671,324
Engineered Machinery Holdings Inc 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	3,815,689	3,817,280
Filtration Group Corp Term B 3.084% (USD LIBOR + 3.000%) due 03/29/25 §	5,936,020	5,910,050
Flex Acquisition Co Inc Term B 3.145% (USD LIBOR + 3.000%) due 06/29/25 §	967,064	962,833
4.000% (USD LIBOR + 3.500%) due 03/02/28 §	3,575,993	3,572,639
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	2,564,334	2,572,748
KKR Apple Bidco LLC 3.500% (USD LIBOR + 3.000%) due 09/23/28 §	500,000	500,250
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	7,980,000	7,978,133

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co Term B 3.334% (USD LIBOR + 3.250%) due 04/03/24 §	$8,089,501	$7,937,192
Pregis TopCo LLC 4.500% (USD LIBOR + 4.000%) due 08/01/26 §	3,500,000	3,503,829
Term B 4.084% (USD LIBOR + 4.000%) due 08/01/26 §	5,457,115	5,465,639
Pro Mach Group Inc Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	3,871,508	3,890,866
ProAmpac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	7,711,250	7,738,239
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	3,500,000	3,492,951
Standard Aero Ltd 3.632% (USD LIBOR + 3.500%) due 04/08/26 §	2,013,971	1,973,830
Titan Acquisition Ltd Term B (Canada) 3.167% (USD LIBOR + 3.000%) due 03/28/25 §	3,884,434	3,823,739
TransDigm Inc
Term E 2.334% (USD LIBOR + 2.250%) due 05/30/25 §	2,456,250	2,428,362
Term F 2.334% (USD LIBOR + 2.250%) due 12/09/25 §	948,229	937,413
Term G 2.334% (USD LIBOR + 2.250%) due 08/22/24 §	2,761,627	2,734,541
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	4,385,357	4,366,444
USIC Holdings Inc Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	2,734,309	2,735,162

		88,735,553

Technology - 5.1%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	14,385,380	14,398,874
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	1,999,987	1,608,427
Epicor Software Corp Term B due 07/31/27 ¥	5,984,887	5,989,489
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	4,959,175	4,924,798
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	7,960,000	7,977,058
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	4,975,031	4,942,524
RealPage Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	7,000,000	6,984,887
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	8,000,000	8,027,000
Tempo Acquisition LLC Term B 3.334% (USD LIBOR + 3.250%) due 10/31/26 §	5,787,135	5,808,114
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	8,935,012	8,964,051

		69,625,222

	Principal Amount	Value
Utilities - 0.3%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	$4,196,875	$4,128,676

Total Senior Loan Notes (Cost $405,594,510)		406,325,935

ASSET-BACKED SECURITIES - 2.6%

Apidos CLO (Cayman) 1.734% (USD LIBOR + 1.600%) due 10/18/31 ~ §	2,400,000	2,401,794
Dryden CLO Ltd (Cayman)
1.534% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,603,274
1.534% (USD LIBOR + 1.400%) due 01/17/32 ~ §	1,500,000	1,499,911
1.634% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,502,622
1.884% (USD LIBOR + 1.750%) due 01/17/32 ~ §	1,500,000	1,498,024
1.934% (USD LIBOR + 1.800%) due 07/17/31 ~ §	1,500,000	1,489,274
2.026% (USD LIBOR + 1.900%) due 04/15/31 ~ §	250,000	248,601
Flatiron RR CLO 22 LLC due 10/15/34 # ~	7,000,000	7,000,000
Madison Park Funding Ltd (Cayman)
1.726% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	2,001,069
1.884% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,652,387
1.976% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,000,000	994,158
Neuberger Berman Loan Advisers CLO 38 Ltd due 10/20/35 # ~	5,000,000	5,000,000
Palmer Square Loan Funding Ltd (Cayman)
1.481% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	2,001,946
2.031% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	1,000,852
3.375% (USD LIBOR + 3.250%) due 10/24/27 ~ §	2,250,000	2,259,265
Regatta Funding Ltd 6.076% (USD LIBOR + 5.950%) due 07/15/31 ~ §	1,600,000	1,560,000

Total Asset-Backed Securities (Cost $35,718,000)		35,713,177

	Shares
SHORT-TERM INVESTMENT - 7.3%

Money Market Fund - 7.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	100,476,682	100,476,682

Total Short-Term Investment (Cost $100,476,682)		100,476,682

TOTAL INVESTMENTS - 101.4% (Cost $1,358,920,813)		1,388,083,665

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(19,086,576)

NET ASSETS - 100.0%		$1,368,997,089

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	60.0%
Senior Loan Notes	29.7%
Short-Term Investment	7.3%
Others (each less than 3.0%)	4.4%

	101.4%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Pro Mach Group Inc	$628,492	$631,634	$3,142
TricorBraun Holdings Inc	604,999	601,831	(3,168)

	$1,233,491	$1,233,465	($26)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,266,767	$1,266,767	$—	$—
	Consumer, Cyclical	3,521,117	3,521,117	—	—
	Consumer, Non-Cyclical	1,309,474	1,309,474	—	—
	Financial	4,359,896	4,359,896	—	—
	Industrial	3,405,246	3,328,852	76,394	—
	Utilities	2,063,021	2,063,021	—	—

	Total Common Stocks	15,925,521	15,849,127	76,394	—

	Exchange-Traded Fund	8,439,858	8,439,858	—	—
	Corporate Bonds & Notes	821,202,492	—	821,202,492	—
	Senior Loan Notes	406,325,935	—	406,325,935	—
	Asset-Backed Securities	35,713,177	—	35,713,177	—
	Short-Term Investment	100,476,682	100,476,682	—	—
	Unfunded Loan Commitments	1,233,465	—	1,233,465	—

	Total	$1,389,317,130	$124,765,667	$1,264,551,463	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%

iShares iBoxx High Yield Corporate Bond	285,245	$24,956,085
SPDR Blackstone	622,110	28,629,502

Total Exchange-Traded Funds (Cost $53,047,868)		53,585,587

	Principal Amount
CORPORATE BONDS & NOTES - 2.6%

Consumer, Cyclical - 0.9%

Carnival Corp 9.875% due 08/01/27 ~	$9,335,000	10,785,297
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	11,909,000	12,191,839
8.500% due 10/30/25 ~	2,000,000	2,085,660

		25,062,796

Consumer, Non-Cyclical - 1.1%

Allied Universal Holdco LLC 4.625% due 06/01/28 ~	9,000,000	8,985,132
6.625% due 07/15/26 ~	11,152,000	11,804,727
CoreLogic Inc 4.500% due 05/01/28 ~	9,250,000	9,203,750

		29,993,609

Industrial - 0.6%

TransDigm Inc 6.250% due 03/15/26 ~	15,176,000	15,839,950

Total Corporate Bonds & Notes (Cost $70,427,159)		70,896,355

SENIOR LOAN NOTES - 100.6%

Basic Materials - 3.4%

ASP Unifrax Holdings Inc Term B 3.882% (USD LIBOR + 3.750%) due 12/14/25 §	17,388,402	17,207,998
Herens US Holdco Corp Term B 4.750% (USD LIBOR + 4.000%) due 07/02/28 §	26,500,000	26,595,241
Olympus Water US Holding Corp Term B due 10/01/28 ¥	7,000,000	7,003,752
SCIH Salt Holdings Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/16/27 §	144,321	144,694
SPA US HoldCo Inc Term B due 03/18/28 ¥	26,808,436	26,897,788
Sparta US HoldCo LLC 4.250% (USD LIBOR + 3.500%) due 08/02/28 §	15,000,000	15,046,875

		92,896,348

Communications - 9.1%

Arches Buyer Inc 3.750% (USD LIBOR + 3.250%) due 12/06/27 §	26,699,711	26,594,033
Clear Channel Outdoor Holdings Inc Term B 3.629% (USD LIBOR + 3.500%) due 08/21/26 §	20,432,678	20,040,268

	Principal Amount	Value
CNT Holdings I Corp Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 § ¥	$7,237,400	$7,250,970
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 § ¥	20,380,111	20,787,713
Hunter Holdco 3 Ltd Term B 4.750% (USD LIBOR + 4.250%) due 08/19/28 § ¥	37,250,000	37,459,531
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 §	9,408,493	9,442,938
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 §	45,755,779	45,727,182
5.000% (USD LIBOR + 4.000%) due 11/17/24 §	7,659,312	7,654,525
Pug LLC Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 § ¥	9,332,409	9,139,928
4.750% (USD LIBOR + 4.250%) due 02/13/27 § ±	11,915,587	11,930,482
Uber Technologies Inc Term B 3.584% (USD LIBOR + 3.500%) due 04/04/25 §	25,621,749	25,646,654
Xplornet Communications Inc (Canada)
(2nd Lien) due 09/30/29 ¥	7,500,000	7,500,000
Term B due 09/30/28 ¥	16,625,000	16,604,219

		245,778,443

Consumer, Cyclical - 12.9%

BCPE Empire Holdings Inc due 06/12/26 ¥	4,750,000	4,723,281
4.500% (USD LIBOR + 4.000%) due 06/12/26 ± §	7,245,840	7,227,726
4.500% (USD LIBOR + 4.000%) due 06/12/26 §	658,824	657,176
Carnival Corp Term B 3.750% (USD LIBOR + 3.000%) due 06/30/25 § ¥	11,502,605	11,473,849
Casablanca US Holdings Inc Term B 4.084% (USD LIBOR + 4.000%) due 03/01/24 § ¥	52,099,523	52,066,961
ClubCorp Holdings Inc Term B 2.882% (USD LIBOR + 2.750%) due 09/18/24 § ¥	13,111,402	12,357,497
FCG Acquisitions Inc (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 04/01/29 §	6,750,000	6,775,312
First Brands Group LLC Term B 6.000% (USD LIBOR + 5.000%) due 03/30/27 §	13,518,215	13,673,674
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 § ¥	39,508,009	39,359,854
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	35,033,006	35,248,319
LBM Acquisition LLC Term B-2 due 12/18/27 ¥	5,666,667	5,614,958
4.500% (USD LIBOR + 3.750%) due 12/18/27 §	11,304,929	11,201,772
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	4,750,000	4,791,563
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 § ¥	10,000,000	10,629,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Motion Finco LLC Term B (United Kingdom) 3.382% - 3.397% (USD LIBOR + 3.250%) due 11/04/26 § ¥	$13,961,784	$13,550,414
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	14,738,000	14,793,267
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 § ¥	17,325,633	16,990,849
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 § ¥	33,826,983	33,856,582
Sunset Debt Merger Sub Inc Term B due 09/17/28 ± ¥	18,750,000	18,632,812
Tecta America Corp 5.000% (USD LIBOR + 4.250%) due 04/09/28 §	11,202,428	11,244,437
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	21,392,500	21,587,942

		346,457,415

Consumer, Non-Cyclical - 26.8%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	31,429,625	31,490,504
ATI Holdings Acquisition Inc Term B 3.658% (USD LIBOR + 3.500%) due 05/10/23 §	10,892,617	10,663,415
Bausch Health Americas Inc Term B 2.834% (USD LIBOR + 2.750%) due 11/27/25 §	3,781,103	3,774,014
3.084% (USD LIBOR + 3.000%) due 06/01/25 § ¥	15,201,698	15,199,798
CoreLogic Inc
(2nd Lien) 7.000% (USD LIBOR + 6.500%) due 06/04/29 ± § ¥	12,200,825	12,505,846
Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	37,500,000	37,457,812
Curium Bidco SARL Term B (Luxembourg) 4.132% (USD LIBOR + 3.750%) due 07/11/26 ± §	4,123,362	4,128,516
5.000% (USD LIBOR + 4.250%) due 09/10/27 ± §	5,090,294	5,109,382
Employbridge Holding Co Term B 5.500% (USD LIBOR + 4.750%) due 07/19/28 §	18,750,000	18,638,662
Flynn America LP Term B 5.000% (USD LIBOR + 4.500%) due 07/29/28 §	5,750,000	5,577,500
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	27,084,181	27,185,746
Garda World Security Corp Term B (Canada) 4.340% (USD LIBOR + 4.250%) due 10/30/26 §	21,088,317	21,139,161
Guidehouse LLP 4.084% (USD LIBOR + 4.000%) due 05/01/25 §	22,387,500	22,450,454
Heartland Dental LLC 3.584% (USD LIBOR + 3.500%) due 04/30/25 §	26,925,049	26,742,740
Term B 4.085% (USD LIBOR + 4.000%) due 04/30/25 §	18,703,125	18,682,664
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 § ¥	14,089,688	14,124,912

	Principal Amount	Value
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 § ¥	$29,907,544	$30,012,220
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/26/28 §	13,460,605	13,477,431
Mozart Borrower LP Term B due 09/30/28 ¥	23,875,000	23,755,625
Packaging Coordinators Midco Inc 4.250% (USD LIBOR + 3.500%) due 11/30/27 § ¥	29,670,451	29,744,627
PAREXEL International Corp Term B 2.834% (USD LIBOR + 2.750%) due 09/27/24 §	8,730,258	8,726,539
Pathway Vet Alliance LLC Term A 3.834% (USD LIBOR + 3.750%) due 03/31/27 §	38,085,173	38,051,849
PetVet Care Centers LLC
(2nd Lien) 6.334% (USD LIBOR + 6.250%) due 02/15/26 § ¥	15,833,221	15,899,198
Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 § ¥	37,268,234	37,353,652
Phoenix Newco Inc due 08/11/28 ¥	12,750,000	12,767,710
Precision Medicine Group LLC due 11/20/27 ¥	311,742	312,084
Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 § ¥	21,898,665	21,922,622
PSC Industrial Outsourcing LP
(2nd Lien) due 10/05/25 ¥	5,000,000	5,003,125
Term B 4.750% (USD LIBOR + 3.750%) due 10/05/24 § ¥	53,205,060	53,225,863
Southern Veterinary Partners LLC due 10/05/27 ¥	1,329,983	1,335,802
5.000% (USD LIBOR + 4.000%) due 10/05/27 § ¥	14,557,498	14,621,187
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	21,205,702	21,288,531
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	34,885,263	35,018,909
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	23,574,777	23,052,761
US Anesthesia Partners Inc
(2nd Lien) due 09/23/29 ± ¥	2,250,000	2,272,500
Term B due 09/23/28 ¥	13,750,000	13,786,286
Vetcor Professional Practices LLC 3.158% (USD LIBOR + 3.000%) due 07/02/25 §	16,718,931	16,562,191
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 § ¥	28,775,877	28,919,756

		721,981,594

Energy - 3.5%

BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 § ¥	31,104,999	31,046,677
BCP Raptor II LLC Term B 4.834% (USD LIBOR + 4.750%) due 11/03/25 § ¥	18,474,723	18,309,226

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Brazos Delaware II LLC Term B 4.084% (USD LIBOR + 4.000%) due 05/29/25 §	$11,648,588	$11,492,054
CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	8,728,125	8,708,487
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 § ¥	25,736,784	25,796,519

		95,352,963

Financial - 6.2%

Acrisure LLC Term B 3.632% (USD LIBOR + 3.500%) due 02/15/27 §	6,208,406	6,154,083
Alliant Holdings Intermediate LLC
Term B 3.334% (USD LIBOR + 3.250%) due 05/10/25 §	4,509,877	4,482,457
Term B-3 4.250% (USD LIBOR + 3.750%) due 11/06/27 § ¥	20,755,639	20,803,211
Apex Group Treasury LLC (Ireland) 4.250% (USD LIBOR + 3.750%) due 07/27/28 § ¥	16,250,000	16,255,070
AssuredPartners Inc Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 §	7,244,278	7,207,557
4.000% (USD LIBOR + 3.500%) due 02/13/27 §	6,193,852	6,194,496
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	19,191,314	19,271,841
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 04/14/28 §	27,992,688	28,972,432
HUB International Ltd
Term B 2.875% (USD LIBOR + 2.750%) due 04/25/25 §	7,570,394	7,507,310
Term B-3 4.000% (USD LIBOR + 3.250%) due 04/25/25 § ¥	16,517,497	16,547,724
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 §	12,771,758	12,840,942
Ryan Specialty Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 09/01/27 §	8,942,331	8,960,957
USI Inc Term B 3.132% (USD LIBOR + 3.000%) due 05/16/24 §	11,825,117	11,761,770

		166,959,850

Industrial - 20.1%

Altera Services LLC 4.500% (USD LIBOR + 3.500%) due 03/06/25 §	10,473,750	10,443,198
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 § ¥	13,533,942	13,444,415
Charter Next Generation Inc 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	31,185,595	31,293,872
Dynasty Acquisition Co Inc 3.632% (USD LIBOR + 3.500%) due 04/08/26 § ¥	15,456,983	15,148,910
Engineered Components and Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	6,935,780	6,944,450

	Principal Amount	Value
Engineered Machinery Holdings Inc 4.500% (USD LIBOR + 3.750%) due 05/21/28 §	$29,716,265	$29,728,656
(2nd Lien) 6.750% (USD LIBOR + 6.000%) due 05/21/29 ± §	529,787	536,410
7.250% (USD LIBOR + 6.500%) due 05/21/29 ± §	3,750,000	3,796,875
Filtration Group Corp Term B 4.500% (USD LIBOR + 3.750%) due 03/29/25 §	10,033,700	10,065,948
Forterra Finance LLC 4.000% (USD LIBOR + 3.000%) due 10/25/23 §	36,881,222	36,911,649
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	15,038	15,087
Graham Packaging Co Inc 3.750% (USD LIBOR + 3.000%) due 08/04/27 § ¥	26,602,337	26,614,813
Icebox Holdings Inc Term B 4.250% (USD LIBOR + 3.250%) due 12/17/24 §	8,923,057	8,931,427
Ingram Micro Inc Term B 4.000% (USD LIBOR + 3.500%) due 07/02/28 §	14,962,500	15,021,288
KKR Apple Bidco LLC 3.500% (USD LIBOR + 3.000%) due 09/23/28 §	17,575,000	17,583,788
(2nd Lien) due 09/23/29 ¥	3,250,000	3,310,937
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 §	15,795,625	15,874,603
LTI Holdings Inc Term B 3.584% (USD LIBOR + 3.500%) due 09/06/25 §	12,523,065	12,370,998
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	15,211,875	15,208,315
Mauser Packaging Solutions Holding Co Term B 3.334% (USD LIBOR + 3.250%) due 04/03/24 § ¥	33,192,207	32,567,264
Pactiv Evergreen Group Holdings Inc Term B 4.000% (USD LIBOR + 3.500%) due 09/24/28 § ¥	14,138,720	14,128,780
Pregis TopCo LLC 4.500% (USD LIBOR + 4.000%) due 08/01/26 §	5,231,570	5,237,293
Term B 4.084% (USD LIBOR + 4.000%) due 08/01/26 §	11,257,343	11,274,927
Pretium PKG Holdings Inc due 09/22/28 ¥	20,750,000	20,806,191
due 09/22/29 ¥	4,250,000	4,271,250
4.750% (USD LIBOR + 4.000%) due 11/05/27 §	11,289,688	11,303,800
(2nd Lien) 9.000% (USD LIBOR + 8.250%) due 11/05/28 ± § ¥	4,672,656	4,754,428
Pro Mach Group Inc due 08/31/28 ¥	2,374,302	2,386,173
Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 § ¥	28,391,061	28,533,017
ProAmpac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	23,746,801	23,829,915

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	$19,250,000	$19,211,230
Standard Aero Ltd 3.632% (USD LIBOR + 3.500%) due 04/08/26 § ¥	8,310,206	8,144,575
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 §	21,499,838	21,580,463
The Kenan Advantage Group Inc Term B-1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	11,173,988	11,184,469
TransDigm Inc Term G 2.334% (USD LIBOR + 2.250%) due 08/22/24 §	12,297,100	12,176,490
USIC Holdings Inc
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/14/29 §	9,118,000	9,294,661
Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	23,212,417	23,219,659
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	5,848,821	5,695,290

		542,845,514

Technology - 17.9%

Applied Systems Inc
(2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 §	19,430,598	19,742,304
Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	35,662,000	35,695,451
Athenahealth Inc Term B-1 4.333% (USD LIBOR + 4.250%) due 02/11/26 §	32,303,844	32,433,060
ConnectWise LLC Term B due 09/24/28 ¥	9,500,000	9,490,500
Epicor Software Corp
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 § ¥	31,521,829	32,497,052
Term B 4.000% (USD LIBOR + 3.250%) due 07/31/27 § ¥	26,777,054	26,797,645
Finastra USA Inc
(2nd Lien) 8.250% (USD LIBOR + 7.250%) due 06/13/25 §	7,571,429	7,630,320
Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	37,893,309	37,630,633
HS Purchaser LLC 4.750% (USD LIBOR + 4.000%) due 11/30/26 §	17,377,871	17,447,382
Peraton Corp
(2nd Lien) 8.500% (USD LIBOR + 7.750%) due 02/01/29 §	12,625,000	12,909,063
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 § ¥	25,878,709	25,934,167
Project Ruby Ultimate Parent Corp Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 § ¥	28,626,225	28,610,566
RealPage Inc (2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/22/29 § ¥	39,560,869	40,533,394

	Principal Amount	Value
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	$21,183,460	$21,254,954
Sophia LP 3.882% (USD LIBOR + 3.750%) due 10/07/27 §	9,421,181	9,467,307
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 §	18,962,000	19,566,414
Sovos Compliance LLC Term B 5.000% (USD LIBOR + 4.500%) due 08/12/28 § ¥	24,536,635	24,716,831
Sunshine Software Merger Sub Inc Term B due 09/21/28 ¥	15,250,000	15,246,828
Tempo Acquisition LLC Term B 3.334% (USD LIBOR + 3.250%) due 10/31/26 §	23,697,983	23,783,888
UKG Inc 3.834% (USD LIBOR + 3.750%) due 05/03/26 §	7,708,116	7,735,094
4.000% (USD LIBOR + 3.250%) due 05/03/26 § ¥	26,832,724	26,919,930
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	5,709,599	5,821,411

		481,864,194

Utilities - 0.7%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	18,176,015	17,880,654

Total Senior Loan Notes (Cost $2,695,474,441)		2,712,016,975

	Shares

SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	171,346,154	171,346,154

Total Short-Term Investment (Cost $171,346,154)		171,346,154

TOTAL INVESTMENTS - 111.6% (Cost $2,990,295,622)		3,007,845,071

OTHER ASSETS & LIABILITIES, NET - (11.6%)		(313,458,128)

NET ASSETS - 100.0%		$2,694,386,943

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.9%
Industrial	20.7%
Technology	17.9%
Consumer, Cyclical	13.8%
Communications	9.1%
Short-Term Investment	6.4%
Financial	6.2%
Energy	3.5%
Basic Materials	3.4%
Others (each less than 3.0%)	2.7%

	111.6%
Other Assets & Liabilities, Net	(11.6%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
BCPE Empire Holdings Inc	$341,177	$340,324	($853)
Engineered Components and Systems LLC ±	2,064,220	2,066,800	2,580
OneDigital Borrower LLC	414,955	416,305	1,350
Precision Medicine Group LLC	2,149,670	2,146,772	(2,898)
Pro Mach Group Inc	2,239,969	2,245,810	5,841
Sovos Compliance LLC	3,076,423	3,088,153	11,730

	$10,286,414	$10,304,164	$17,750

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of

September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$53,585,587	$53,585,587	$—	$—
	Corporate Bonds & Notes	70,896,355	—	70,896,355	—
	Senior Loan Notes	2,712,016,975	—	2,634,177,548	77,839,427
	Short-Term Investment	171,346,154	171,346,154	—	—
	Unfunded Loan Commitments	10,304,164	—	8,237,364	2,066,800

	Total	$3,018,149,235	$224,931,741	$2,713,311,267	$79,906,227

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the six month period ended September 30, 2021:

Senior Loan Notes and Unfunded Loan Commitments
Value, Beginning of Period	$165,966,179
Purchases	81,763,414
Sales (Includes Paydowns)	(104,201,494)
Accrued Discounts (Premiums)	7,600
Net Realized Gains (Losses)	231,961
Change in Net Unrealized Appreciation (Depreciation)	(169,802)
Transfers In	—
Transfers Out	(63,691,631)

Value, End of Period	$79,906,227

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$495,402

The table below shows transfers within Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$63,691,631	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs used to value Senior Loan Notes and Unfunded Loan Commitments with an aggregate value of $79,906,227 were provided by a single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Basic Materials - 0.3%

Constellium SE *	10,698	$200,908
Hexion Holdings Corp ‘B’ *	11,203	246,466

		447,374

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	7,537	130,013
Cedar Fair LP *	3,367	156,162

		286,175

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	832	201,943

Industrial - 0.2%

GFL Environmental Inc (Canada)	4,657	173,008
TNT Crane & Rigging Inc	709	13,360
Xylem Inc	2,037	251,936

		438,304

Utilities - 0.2%

Evoqua Water Technologies Corp *	8,466	317,983

Total Common Stocks (Cost $1,208,692)		1,691,779

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	9,364	819,256
SPDR Bloomberg Barclays High Yield Bond	9,388	1,026,672

Total Exchange-Traded Funds (Cost $1,842,412)		1,845,928

	Principal Amount
CORPORATE BONDS & NOTES - 86.6%

Basic Materials - 4.1%

Alcoa Nederland Holding BV 4.125% due 03/31/29 ~	$300,000	312,564
5.500% due 12/15/27 ~	950,000	1,020,158
Hecla Mining Co 7.250% due 02/15/28	700,000	754,933
Hexion Inc 7.875% due 07/15/27 ~	400,000	427,500
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	606,750
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	510,770
Novelis Corp 3.875% due 08/15/31 ~	375,000	371,363
4.750% due 01/30/30 ~	650,000	685,067
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	736,774
SPCM SA (France) 3.375% due 03/15/30 ~	750,000	750,356
TMS International Corp 6.250% due 04/15/29 ~	475,000	496,969
WR Grace Holdings LLC 5.625% due 08/15/29 ~	150,000	154,876

		6,828,080

	Principal Amount	Value
Communications - 12.4%

Altice France SA (France) 5.125% due 07/15/29 ~	$350,000	$343,646
7.375% due 05/01/26 ~	273,000	283,606
Arches Buyer Inc 4.250% due 06/01/28 ~	800,000	812,120
Avaya Inc 6.125% due 09/15/28 ~	700,000	736,904
CCO Holdings LLC 4.250% due 02/01/31 ~	400,000	407,440
4.250% due 01/15/34 ~	175,000	173,578
4.750% due 03/01/30 ~	2,100,000	2,198,122
5.000% due 02/01/28 ~	100,000	104,515
5.375% due 06/01/29 ~	300,000	324,375
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	25,000	26,346
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	1,025,000	1,062,033
CommScope Inc 8.250% due 03/01/27 ~	750,000	785,981
CommScope Technologies LLC 6.000% due 06/15/25 ~	484,000	490,655
CSC Holdings LLC 3.375% due 02/15/31 ~	200,000	186,250
4.625% due 12/01/30 ~	200,000	189,856
6.500% due 02/01/29 ~	2,250,000	2,439,450
Diamond Sports Group LLC 12.750% due 12/01/26 ~	570,000	409,021
Frontier Communications Holdings Corp 5.000% due 05/01/28 ~	500,000	525,625
5.875% due 10/15/27 ~	150,000	159,562
Lamar Media Corp 3.625% due 01/15/31	250,000	250,313
3.750% due 02/15/28	575,000	592,201
4.000% due 02/15/30	25,000	25,769
Level 3 Financing Inc 3.625% due 01/15/29 ~	225,000	218,250
3.750% due 07/15/29 ~	75,000	72,580
4.625% due 09/15/27 ~	850,000	875,542
LogMeIn Inc 5.500% due 09/01/27 ~	550,000	560,312
Lumen Technologies Inc 4.000% due 02/15/27 ~	500,000	511,525
4.500% due 01/15/29 ~	150,000	145,535
Match Group Holdings II LLC due 10/01/31 # ~	125,000	123,673
Nexstar Media Inc 5.625% due 07/15/27 ~	675,000	714,977
Outfront Media Capital LLC 4.250% due 01/15/29 ~	250,000	248,119
4.625% due 03/15/30 ~	50,000	50,169
5.000% due 08/15/27 ~	975,000	1,001,227
6.250% due 06/15/25 ~	175,000	185,063
Sirius XM Radio Inc 3.875% due 09/01/31 ~	300,000	293,437
Sprint Capital Corp 8.750% due 03/15/32	800,000	1,196,088
T-Mobile USA Inc 2.625% due 02/15/29	50,000	50,590
2.875% due 02/15/31	25,000	25,244
3.375% due 04/15/29	200,000	208,900
3.375% due 04/15/29 ~	175,000	182,787
3.500% due 04/15/31	75,000	79,191
3.500% due 04/15/31 ~	150,000	158,383
Uber Technologies Inc 4.500% due 08/15/29 ~	300,000	302,625
6.250% due 01/15/28 ~	125,000	134,219
7.500% due 05/15/25 ~	125,000	133,406
8.000% due 11/01/26 ~	700,000	740,688

		20,739,898

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 17.7%

Affinity Gaming 6.875% due 12/15/27 ~	$600,000	$631,857
American Airlines Inc 5.750% due 04/20/29 ~	225,000	242,719
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	91,997	90,969
Aramark Services Inc 6.375% due 05/01/25 ~	550,000	578,875
Boyd Gaming Corp 4.750% due 06/15/31 ~	225,000	232,313
8.625% due 06/01/25 ~	425,000	461,125
Caesars Entertainment Inc 4.625% due 10/15/29 ~	25,000	25,344
6.250% due 07/01/25 ~	450,000	474,303
8.125% due 07/01/27 ~	775,000	872,243
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	80,000	81,188
Carvana Co 4.875% due 09/01/29 ~	175,000	173,521
5.500% due 04/15/27 ~	75,000	76,646
5.625% due 10/01/25 ~	700,000	724,524
5.875% due 10/01/28 ~	125,000	129,244
Cedar Fair LP 5.250% due 07/15/29	1,250,000	1,283,512
5.375% due 04/15/27	500,000	514,375
6.500% due 10/01/28	225,000	241,764
Clarios Global LP 6.250% due 05/15/26 ~	630,000	662,697
8.500% due 05/15/27 ~	250,000	266,250
Dornoch Debt Merger Sub Inc due 10/15/29 # ~	270,000	270,338
Ford Motor Co 4.346% due 12/08/26	1,640,000	1,748,650
7.450% due 07/16/31	1,250,000	1,632,625
9.000% due 04/22/25	100,000	120,378
9.625% due 04/22/30	100,000	141,673
Golden Nugget Inc 6.750% due 10/15/24 ~	1,375,000	1,378,506
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	500,000	502,500
5.000% due 06/01/29 ~	350,000	357,438
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,200,000	1,246,320
IRB Holding Corp 7.000% due 06/15/25 ~	675,000	717,508
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	1,100,000	1,137,125
LBM Acquisition LLC 6.250% due 01/15/29 ~	625,000	625,572
LGI Homes Inc 4.000% due 07/15/29 ~	775,000	774,031
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	725,000	701,597
Marriott Ownership Resorts Inc 4.500% due 06/15/29 ~	100,000	101,375
4.750% due 01/15/28	675,000	689,695
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	625,000	637,500
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	550,000	545,188
3.875% due 01/15/28 ~	100,000	101,110
4.000% due 10/15/30 ~	350,000	346,937
4.375% due 01/15/28 ~	600,000	609,876
NMG Holding Co Inc 7.125% due 04/01/26 ~	725,000	770,313
PetSmart Inc 7.750% due 02/15/29 ~	950,000	1,037,927

	Principal Amount	Value
Scientific Games International Inc 7.000% due 05/15/28 ~	$150,000	$162,000
7.250% due 11/15/29 ~	350,000	393,711
8.250% due 03/15/26 ~	450,000	478,125
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	150,000	153,656
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	1,075,000	1,111,281
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	26,656
SRS Distribution Inc 4.625% due 07/01/28 ~	525,000	536,261
6.125% due 07/01/29 ~	75,000	77,345
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	687,375
The Michaels Cos Inc 7.875% due 05/01/29 ~	350,000	364,166
The Scotts Miracle-Gro Co 4.000% due 04/01/31 ~	750,000	749,528
4.375% due 02/01/32 ~	125,000	126,172
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	145,785	145,939
Viking Cruises Ltd 6.250% due 05/15/25 ~	525,000	527,935
7.000% due 02/15/29 ~	50,000	50,643
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	50,088

		29,598,532

Consumer, Non-Cyclical - 18.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,701,000	2,592,960
Albertsons Cos Inc 3.250% due 03/15/26 ~	100,000	101,720
3.500% due 03/15/29 ~	50,000	49,961
4.625% due 01/15/27 ~	50,000	52,514
5.875% due 02/15/28 ~	1,700,000	1,812,625
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,300,000	2,505,218
Avantor Funding Inc 4.625% due 07/15/28 ~	625,000	658,594
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,333,063
Bausch Health Cos Inc 4.875% due 06/01/28 ~	275,000	285,313
5.000% due 01/30/28 ~	125,000	118,777
5.000% due 02/15/29 ~	75,000	69,958
5.250% due 02/15/31 ~	25,000	23,026
6.125% due 04/15/25 ~	225,000	229,928
6.250% due 02/15/29 ~	825,000	817,526
Catalent Pharma Solutions Inc 3.500% due 04/01/30 ~	125,000	125,156
Central Garden & Pet Co 4.125% due 04/30/31 ~	700,000	711,743
Charles River Laboratories International Inc 3.750% due 03/15/29 ~	100,000	102,250
4.000% due 03/15/31 ~	100,000	104,898
4.250% due 05/01/28 ~	800,000	831,640
Community Health Systems Inc 4.750% due 02/15/31 ~	180,000	181,350
5.625% due 03/15/27 ~	75,000	78,628
6.125% due 04/01/30 ~	25,000	24,326
6.625% due 02/15/25 ~	1,675,000	1,754,563
6.875% due 04/15/29 ~	25,000	25,093
CoreLogic Inc 4.500% due 05/01/28 ~	775,000	771,125
Garda World Security Corp (Canada) 6.000% due 06/01/29 ~	150,000	147,175
9.500% due 11/01/27 ~	497,000	538,549

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
HCA Inc 5.625% due 09/01/28	$100,000	$119,095
5.875% due 02/01/29	2,425,000	2,917,123
Jaguar Holding Co II 5.000% due 06/15/28 ~	775,000	835,194
JBS USA Food Co 5.750% due 01/15/28 ~	200,000	210,376
7.000% due 01/15/26 ~	1,150,000	1,203,705
JBS USA LUX SA 3.750% due 12/01/31 ~	75,000	78,134
5.500% due 01/15/30 ~	650,000	723,756
6.500% due 04/15/29 ~	50,000	55,938
Kraft Heinz Foods Co 4.375% due 06/01/46	1,350,000	1,538,808
5.200% due 07/15/45	400,000	501,854
Legacy LifePoint Health LLC 4.375% due 02/15/27 ~	100,000	99,875
6.750% due 04/15/25 ~	50,000	52,605
LifePoint Health Inc 5.375% due 01/15/29 ~	100,000	97,428
Mozart Debt Merger Sub Inc due 04/01/29 # ~	225,000	225,000
due 10/01/29 # ~	25,000	25,000
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	125,000	124,828
5.750% due 11/01/28 ~	750,000	707,617
Performance Food Group Inc 4.250% due 08/01/29 ~	350,000	351,316
Pilgrim’s Pride Corp 4.250% due 04/15/31 ~	350,000	376,512
5.875% due 09/30/27 ~	550,000	585,475
Post Holdings Inc 4.625% due 04/15/30 ~	750,000	756,735
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	555,188
Select Medical Corp 6.250% due 08/15/26 ~	950,000	1,000,207
Tenet Healthcare Corp 4.250% due 06/01/29 ~	350,000	355,687
4.625% due 06/15/28 ~	75,000	77,809
4.875% due 01/01/26 ~	180,000	186,511
6.125% due 10/01/28 ~	225,000	236,646
6.250% due 02/01/27 ~	1,100,000	1,142,625
7.500% due 04/01/25 ~	25,000	26,562

		31,215,288

Energy - 13.1%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	150,000	154,688
5.750% due 03/01/27 ~	800,000	827,440
Antero Resources Corp 5.375% due 03/01/30 ~	675,000	711,720
7.625% due 02/01/29 ~	300,000	335,775
Archrock Partners LP 6.250% due 04/01/28 ~	100,000	103,559
6.875% due 04/01/27 ~	475,000	500,132
Buckeye Partners LP 4.125% due 03/01/25 ~	25,000	25,938
4.500% due 03/01/28 ~	525,000	533,796
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	625,000	627,844
4.000% due 03/01/31 ~	425,000	445,591
Chesapeake Energy Corp 5.875% due 02/01/29 ~	550,000	588,335
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	525,000	529,604
Comstock Resources Inc 5.875% due 01/15/30 ~	775,000	807,081

	Principal Amount	Value
CQP Holdco LP 5.500% due 06/15/31 ~	$700,000	$745,360
DT Midstream Inc 4.125% due 06/15/29 ~	150,000	152,297
4.375% due 06/15/31 ~	150,000	154,688
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	50,000	52,151
5.750% due 01/30/28 ~	975,000	1,027,406
6.625% due 07/15/25 ~	50,000	52,750
EnLink Midstream LLC 5.625% due 01/15/28 ~	50,000	53,299
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	103,249
Enterprise Products Operating LLC 5.375% due 02/15/78	600,000	624,963
EQM Midstream Partners LP 4.750% due 01/15/31 ~	300,000	312,381
5.500% due 07/15/28	175,000	192,477
6.000% due 07/01/25 ~	75,000	82,309
6.500% due 07/01/27 ~	250,000	281,500
Genesis Energy LP 7.750% due 02/01/28	700,000	700,280
8.000% due 01/15/27	150,000	152,072
ITT Holdings LLC 6.500% due 08/01/29 ~	350,000	353,500
MPLX LP 6.875% due 02/15/23	650,000	663,000
New Fortress Energy Inc 6.500% due 09/30/26 ~	350,000	335,125
Occidental Petroleum Corp 5.500% due 12/01/25	75,000	83,156
5.875% due 09/01/25	475,000	532,950
6.125% due 01/01/31	575,000	690,992
6.625% due 09/01/30	300,000	370,125
8.000% due 07/15/25	100,000	119,592
8.500% due 07/15/27	150,000	188,142
8.875% due 07/15/30	800,000	1,087,744
Range Resources Corp 8.250% due 01/15/29 ~	350,000	394,205
9.250% due 02/01/26	500,000	545,650
SM Energy Co 6.500% due 07/15/28	700,000	725,599
Sunoco LP 4.500% due 05/15/29	670,000	680,398
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	650,000	666,861
6.000% due 09/01/31 ~	300,000	301,908
Targa Resources Partners LP 4.000% due 01/15/32 ~	75,000	77,603
4.875% due 02/01/31	950,000	1,026,000
5.375% due 02/01/27	50,000	51,872
5.875% due 04/15/26	425,000	444,391
6.500% due 07/15/27	50,000	53,974
USA Compression Partners LP 6.875% due 09/01/27	775,000	821,581
Venture Global Calcasieu Pass LLC 3.875% due 08/15/29 ~	125,000	128,912
4.125% due 08/15/31 ~	125,000	130,469
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	575,000	621,362

		21,973,796

Financial - 4.4%

Iron Mountain Inc REIT 4.500% due 02/15/31 ~	75,000	76,166
4.875% due 09/15/29 ~	925,000	970,094
5.000% due 07/15/28 ~	75,000	78,266
5.250% due 03/15/28 ~	100,000	104,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
OneMain Finance Corp 3.875% due 09/15/28	$425,000	$422,871
4.000% due 09/15/30	150,000	149,437
5.375% due 11/15/29	225,000	244,147
6.875% due 03/15/25	25,000	28,125
7.125% due 03/15/26	1,950,000	2,262,000
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	700,000	721,333
The Howard Hughes Corp 4.375% due 02/01/31 ~	75,000	75,537
5.375% due 08/01/28 ~	1,125,000	1,186,875
VICI Properties LP REIT 3.750% due 02/15/27 ~	175,000	181,344
4.250% due 12/01/26 ~	200,000	209,116
4.625% due 12/01/29 ~	600,000	645,750

		7,355,686

Industrial - 13.1%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	700,000	744,520
Artera Services LLC 9.033% due 12/04/25 ~	675,000	733,219
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	653,250
BWX Technologies Inc 4.125% due 04/15/29 ~	850,000	871,250
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	700,000	724,675
First Student Bidco Inc 4.000% due 07/31/29 ~	1,125,000	1,110,937
Gates Global LLC 6.250% due 01/15/26 ~	675,000	701,156
GFL Environmental Inc (Canada) 3.500% due 09/01/28 ~	225,000	226,688
3.750% due 08/01/25 ~	225,000	231,750
4.000% due 08/01/28 ~	75,000	74,531
4.375% due 08/15/29 ~	50,000	50,562
4.750% due 06/15/29 ~	75,000	77,156
5.125% due 12/15/26 ~	225,000	236,556
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	877,008
Hillenbrand Inc 3.750% due 03/01/31	650,000	646,409
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	175,000	186,514
Madison IAQ LLC 4.125% due 06/30/28 ~	75,000	75,095
5.875% due 06/30/29 ~	1,175,000	1,185,346
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	1,200,000	1,194,240
Sensata Technologies BV 4.000% due 04/15/29 ~	150,000	152,880
5.625% due 11/01/24 ~	1,175,000	1,301,947
Sensata Technologies Inc 3.750% due 02/15/31 ~	75,000	75,607
4.375% due 02/15/30 ~	1,150,000	1,239,453
Standard Industries Inc 3.375% due 01/15/31 ~	75,000	71,471
4.375% due 07/15/30 ~	175,000	178,719
4.750% due 01/15/28 ~	1,600,000	1,662,000
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,210,000	1,238,132
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	668,750
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	525,000	550,843

	Principal Amount	Value
TransDigm Inc 4.875% due 05/01/29	$575,000	$577,053
6.250% due 03/15/26 ~	700,000	730,625
8.000% due 12/15/25 ~	225,000	240,188
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,525,000	1,605,062
TriMas Corp 4.125% due 04/15/29 ~	675,000	691,693
VM Consolidated Inc 5.500% due 04/15/29 ~	400,000	407,398

		21,992,683

Technology - 1.3%

Entegris Inc 3.625% due 05/01/29 ~	150,000	153,208
4.375% due 04/15/28 ~	525,000	550,688
MSCI Inc 3.250% due 08/15/33 ~	300,000	303,813
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	375,000	362,445
Tempo Acquisition LLC 5.750% due 06/01/25 ~	125,000	131,434
Twilio Inc 3.625% due 03/15/29	150,000	153,638
3.875% due 03/15/31	450,000	461,277

		2,116,503

Utilities - 1.8%

Calpine Corp 5.125% due 03/15/28 ~	700,000	709,789
NRG Energy Inc 3.625% due 02/15/31 ~	200,000	196,700
5.250% due 06/15/29 ~	300,000	319,500
Pike Corp 5.500% due 09/01/28 ~	625,000	637,741
Talen Energy Supply LLC 6.500% due 06/01/25	500,000	249,575
7.250% due 05/15/27 ~	100,000	94,510
7.625% due 06/01/28 ~	100,000	93,924
Vistra Operations Co LLC 4.375% due 05/01/29 ~	75,000	75,554
5.000% due 07/31/27 ~	375,000	387,656
5.500% due 09/01/26 ~	200,000	205,740
5.625% due 02/15/27 ~	100,000	103,631

		3,074,320

Total Corporate Bonds & Notes (Cost $138,338,437)		144,894,786

SENIOR LOAN NOTES - 3.1%

Consumer, Cyclical - 1.7%

18 Fremont Street Acquisition LLC 10.250% (US PRIME + 7.000%) due 08/09/25 §	223,819	228,715
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	250,000	252,188
SeaWorld Parks & Entertainment Inc Term B 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	1,500,000	1,497,750
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	623,438	679,547
Tacala Investment Corp Term B (2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 §	250,000	250,521

		2,908,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Energy - 0.3%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	$462,521	$463,594

Industrial - 0.6%

Dynasty Acquisition Co Inc 3.632% (USD LIBOR + 3.500%) due 04/08/26 §	637,343	624,640
Standard Aero Ltd 3.632% (USD LIBOR + 3.500%) due 04/08/26 §	342,657	335,828

		960,468

Technology - 0.5%

Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	374,997	301,580
The Dun & Bradstreet Corp Term B 3.336% (USD LIBOR + 3.250%) due 02/08/26 §	591,034	591,086

		892,666

Total Senior Loan Notes (Cost $5,041,958)		5,225,449

ASSET-BACKED SECURITIES - 3.3%

Benefit Street Partners CLO Ltd (Cayman)
6.084% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	238,471
6.834% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	252,205
Dryden CLO Fund (Cayman)
7.326% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	234,778
Kayne CLO II Ltd (Cayman)
6.126% (USD LIBOR + 6.000%) due 10/15/31 ~ §	400,000	400,990
7.576% (USD LIBOR + 7.450%) due 10/15/31 ~ §	250,000	247,664
Magnetite XXII Ltd (Cayman) 6.476% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	501,012
Magnetite XXIX Ltd (Cayman) 5.876% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	1,038,812
Neuberger Berman CLO XXIII Ltd (Cayman) 5.884% (USD LIBOR + 5.750%) due 10/17/27 ~ §	300,000	298,663
Neuberger Berman Loan Advisers CLO Ltd (Cayman) 6.334% (USD LIBOR + 6.200%) due 01/20/31 ~ §	750,000	740,821
6.634% (USD LIBOR + 6.500%) due 04/20/31 ~ §	500,000	502,120
OCP CLO Ltd (Cayman) 5.084% (USD LIBOR + 4.950%) due 10/18/28 ~ §	500,000	502,647
OHA Credit Partners VII Ltd (Cayman) 6.381% (USD LIBOR + 6.250%) due 02/20/34 ~ §	250,000	248,880
Voya CLO Ltd (Cayman) 7.606% (USD LIBOR + 7.480%) due 01/15/33 ~ §	300,000	302,567

Total Asset-Backed Securities (Cost $5,498,628)		5,509,630

	Shares	Value
SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	5,348,528	$5,348,528

Total Short-Term Investment (Cost $5,348,528)		5,348,528

TOTAL INVESTMENTS - 98.3% (Cost $157,278,655)		164,516,100

OTHER ASSETS & LIABILITIES, NET - 1.7%		2,890,583

NET ASSETS - 100.0%		$167,406,683

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.6%
Consumer, Non-Cyclical	18.8%
Industrial	13.9%
Energy	13.4%
Communications	12.4%
Basic Materials	4.4%
Financial	4.4%
Asset-Backed Securities	3.3%
Short-Term Investment	3.2%
Others (each less than 3.0%)	4.9%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$447,374	$447,374	$—	$—
	Consumer, Cyclical	286,175	286,175	—	—
	Consumer, Non-Cyclical	201,943	201,943	—	—
	Industrial	438,304	424,944	13,360	—
	Utilities	317,983	317,983	—	—

	Total Common Stocks	1,691,779	1,678,419	13,360	—

	Exchange-Traded Funds	1,845,928	1,845,928	—	—
	Corporate Bonds & Notes	144,894,786	—	144,894,786	—
	Senior Loan Notes	5,225,449	—	5,225,449	—
	Asset-Backed Securities	5,509,630	—	5,509,630	—
	Short-Term Investment	5,348,528	5,348,528	—	—

	Total	$164,516,100	$8,872,875	$155,643,225	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 4.1%

Arconic Corp *	126,947	$4,003,909
Axalta Coating Systems Ltd *	124,670	3,639,117
Celanese Corp	21,514	3,240,869
Kaiser Aluminum Corp	31,895	3,475,279

		14,359,174

Communications - 4.1%

Calix Inc *	77,827	3,846,989
Revolve Group Inc *	62,406	3,854,819
Viavi Solutions Inc *	186,476	2,935,132
Vonage Holdings Corp *	229,554	3,700,410

		14,337,350

Consumer, Cyclical - 19.7%

American Eagle Outfitters Inc	160,057	4,129,471
Avient Corp	64,670	2,997,454
Bed Bath & Beyond Inc *	118,246	2,042,700
Big Lots Inc	47,259	2,049,150
BJ’s Restaurants Inc *	65,255	2,725,049
BJ’s Wholesale Club Holdings Inc *	84,242	4,626,571
Bloomin’ Brands Inc *	119,543	2,988,575
Dana Inc	123,993	2,757,604
Darden Restaurants Inc	19,180	2,905,195
Dave & Buster’s Entertainment Inc *	36,539	1,400,540
Deckers Outdoor Corp *	10,817	3,896,283
Guess? Inc	105,355	2,213,509
Hilton Grand Vacations Inc *	65,190	3,101,088
JetBlue Airways Corp *	211,866	3,239,431
KB Home	69,456	2,703,227
Kohl’s Corp	85,529	4,027,561
Lithia Motors Inc	13,694	4,341,546
Penn National Gaming Inc *	38,133	2,763,117
RH *	5,979	3,987,455
SeaWorld Entertainment Inc *	52,395	2,898,491
SkyWest Inc *	41,771	2,060,981
Steven Madden Ltd	66,463	2,669,154
UniFirst Corp	14,848	3,156,982

		69,681,134

Consumer, Non-Cyclical - 19.7%

AdaptHealth Corp *	134,528	3,133,157
Amedisys Inc *	11,095	1,654,265
Amicus Therapeutics Inc *	203,299	1,941,505
Arena Pharmaceuticals Inc *	34,398	2,048,401
Avantor Inc *	57,654	2,358,049
Charles River Laboratories International Inc *	12,950	5,344,076
Chegg Inc *	27,908	1,898,302
Deluxe Corp	105,035	3,769,706
Exact Sciences Corp *	29,468	2,812,721
Heron Therapeutics Inc *	176,130	1,882,830
Horizon Therapeutics PLC *	76,050	8,330,517
Iovance Biotherapeutics Inc *	98,364	2,425,656
Jazz Pharmaceuticals PLC *	29,837	3,885,076
Merit Medical Systems Inc *	50,077	3,595,529
Neurocrine Biosciences Inc *	28,496	2,733,051
Novavax Inc *	9,879	2,048,015
NuVasive Inc *	41,359	2,475,336
Performance Food Group Co *	81,634	3,792,716
Progyny Inc *	48,968	2,742,208
Quanta Services Inc	60,041	6,833,867
Syneos Health Inc *	42,798	3,743,969

		69,448,952

	Shares	Value
Energy - 4.1%

Bonanza Creek Energy Inc	69,556	$3,331,733
Diamondback Energy Inc	53,088	5,025,841
HollyFrontier Corp	49,963	1,655,274
Pioneer Natural Resources Co	16,947	2,821,845
Sunnova Energy International Inc *	54,378	1,791,211

		14,625,904

Financial - 18.9%

Brixmor Property Group Inc REIT	131,682	2,911,489
DiamondRock Hospitality Co REIT *	372,222	3,517,498
Everest Re Group Ltd	12,617	3,164,091
First Horizon Corp	292,524	4,765,216
First Industrial Realty Trust Inc REIT	69,635	3,626,591
Hancock Whitney Corp	120,108	5,659,489
Host Hotels & Resorts Inc REIT *	211,336	3,451,117
Lamar Advertising Co ‘A’ REIT	37,550	4,260,048
Mid-America Apartment Communities Inc REIT	25,008	4,670,244
Pinnacle Financial Partners Inc	78,379	7,373,896
Radian Group Inc	178,152	4,047,613
Stifel Financial Corp	53,546	3,638,986
United Community Banks Inc	137,574	4,515,179
Western Alliance Bancorp	64,271	6,993,970
Wintrust Financial Corp	52,778	4,241,768

		66,837,195

Industrial - 10.4%

Atkore Inc *	54,030	4,696,288
CIRCOR International Inc *	68,651	2,266,170
EnPro Industries Inc	30,662	2,671,273
Generac Holdings Inc *	16,796	6,864,021
GrafTech International Ltd	371,488	3,833,756
Hillenbrand Inc	105,288	4,490,533
II-VI Inc *	43,270	2,568,507
Jacobs Engineering Group Inc	28,414	3,765,707
SPX Corp *	48,886	2,612,957
The Timken Co	45,154	2,953,975

		36,723,187

Technology - 15.9%

Avaya Holdings Corp *	174,891	3,461,093
Box Inc ‘A’ *	149,601	3,541,056
Cirrus Logic Inc *	45,082	3,712,503
Cohu Inc *	100,926	3,223,576
CommVault Systems Inc *	50,666	3,815,656
Digital Turbine Inc *	57,388	3,945,425
DigitalOcean Holdings Inc *	6,343	492,407
Elastic NV *	34,170	5,090,988
Everbridge Inc *	17,037	2,573,268
J2 Global Inc *	34,734	4,745,359
Marvell Technology Inc	57,824	3,487,365
MKS Instruments Inc	17,250	2,603,198
Sailpoint Technologies Holdings Inc *	57,971	2,485,797
Silicon Laboratories Inc *	25,611	3,589,638
Sprout Social Inc ‘A’ *	43,639	5,321,776
ZoomInfo Technologies Inc ‘A’ *	67,795	4,148,376

		56,237,481

Utilities - 2.2%

Evoqua Water Technologies Corp *	109,939	4,129,309
Portland General Electric Co	77,989	3,664,703

		7,794,012

Total Common Stocks (Cost $250,072,311)		350,044,389

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	3,394,255	$3,394,255

Total Short-Term Investment (Cost $3,394,255)		3,394,255

TOTAL INVESTMENTS - 100.1% (Cost $253,466,566)		353,438,644

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(234,947)

NET ASSETS - 100.0%		$353,203,697

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.7%
Consumer, Non-Cyclical	19.7%
Financial	18.9%
Technology	15.9%
Industrial	10.4%
Energy	4.1%
Basic Materials	4.1%
Communications	4.1%
Others (each less than 3.0%)	3.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$350,044,389	$350,044,389	$—	$—
	Short-Term Investment	3,394,255	3,394,255	—	—

	Total	$353,438,644	$353,438,644	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 3.2%

AdvanSix Inc *	7,308	$290,493
Arconic Corp *	8,544	269,478
Kaiser Aluminum Corp	2,429	264,664

		824,635

Communications - 4.6%

Calix Inc *	6,299	311,360
Revolve Group Inc *	5,281	326,207
Viavi Solutions Inc *	14,437	227,238
Vonage Holdings Corp *	19,484	314,082

		1,178,887

Consumer, Cyclical - 17.8%

American Eagle Outfitters Inc	12,016	310,013
Avient Corp	6,215	288,065
Bally’s Corp *	4,463	223,775
Bed Bath & Beyond Inc *	9,942	171,748
Big Lots Inc	5,181	224,648
BJ’s Restaurants Inc *	5,398	225,421
BJ’s Wholesale Club Holdings Inc *	5,977	328,257
Bloomin’ Brands Inc *	10,341	258,525
Dana Inc	8,757	194,756
Dave & Buster’s Entertainment Inc *	6,330	242,629
Deckers Outdoor Corp *	502	180,820
Guess? Inc	10,811	227,139
Hilton Grand Vacations Inc *	5,794	275,621
KB Home	6,278	244,340
Kohl’s Corp	4,657	219,298
Lithia Motors Inc	672	213,051
SeaWorld Entertainment Inc *	4,798	265,425
SkyWest Inc *	4,157	205,106
Steven Madden Ltd	5,712	229,394

		4,528,031

Consumer, Non-Cyclical - 20.8%

Acadia Healthcare Co Inc *	3,460	220,679
AdaptHealth Corp *	10,581	246,431
Addus HomeCare Corp *	2,614	208,467
Alphatec Holdings Inc *	14,536	177,194
Amicus Therapeutics Inc *	20,968	200,244
Arena Pharmaceuticals Inc *	3,322	197,825
AtriCure Inc *	4,175	290,371
Deluxe Corp	7,702	276,425
Harmony Biosciences Holdings Inc *	8,685	332,896
Herc Holdings Inc *	2,374	388,054
Heron Therapeutics Inc *	17,533	187,428
Iovance Biotherapeutics Inc *	7,568	186,627
LivaNova PLC *	2,744	217,297
Medpace Holdings Inc *	1,561	295,466
Novavax Inc *	593	122,935
NuVasive Inc *	3,843	230,004
Performance Food Group Co *	5,963	277,041
PetIQ Inc *	6,356	158,709
Phathom Pharmaceuticals Inc *	5,704	183,098
Progyny Inc *	5,227	292,712
Protagonist Therapeutics Inc *	6,340	112,345
Revance Therapeutics Inc *	8,896	247,843
TCR2 Therapeutics Inc *	11,721	99,746
WW International Inc *	8,253	150,617

		5,300,454

	Shares	Value
Energy - 4.6%

Bonanza Creek Energy Inc	6,176	$295,830
Brigham Minerals Inc ‘A’	15,955	305,698
Magnolia Oil & Gas Corp ‘A’	23,114	411,198
Sunnova Energy International Inc *	4,776	157,322

		1,170,048

Financial - 19.4%

Argo Group International Holdings Ltd	4,538	236,974
Brightsphere Investment Group Inc	6,528	170,577
ConnectOne Bancorp Inc	11,485	344,665
DiamondRock Hospitality Co REIT *	30,258	285,938
Enterprise Financial Services Corp	5,773	261,402
First Industrial Realty Trust Inc REIT	3,938	205,091
Hancock Whitney Corp	7,446	350,856
Home BancShares Inc	11,159	262,571
NexPoint Residential Trust Inc REIT	4,802	297,148
Origin Bancorp Inc	3,503	148,352
Pinnacle Financial Partners Inc	2,958	278,289
Radian Group Inc	12,978	294,860
Sandy Spring Bancorp Inc	6,716	307,727
Seacoast Banking Corp of Florida	8,694	293,944
SITE Centers Corp REIT	18,094	279,371
Stifel Financial Corp	3,890	264,364
United Community Banks Inc	9,061	297,382
Veritex Holdings Inc	9,009	354,594

		4,934,105

Industrial - 12.1%

Atkore Inc *	3,572	310,478
CIRCOR International Inc *	7,215	238,167
EnPro Industries Inc	2,754	239,928
GrafTech International Ltd	21,349	220,322
Hillenbrand Inc	8,647	368,795
II-VI Inc *	3,805	225,865
Infrastructure and Energy Alternatives Inc *	14,163	161,883
Masonite International Corp *	1,811	192,201
MYR Group Inc *	2,609	259,596
Rexnord Corp	5,132	329,936
Saia Inc *	1,431	340,621
The Timken Co	2,866	187,494

		3,075,286

Technology - 13.7%

Avaya Holdings Corp *	13,536	267,877
Box Inc ‘A’ *	13,167	311,663
Cirrus Logic Inc *	3,525	290,284
Cohu Inc *	7,234	231,054
CommVault Systems Inc *	3,642	274,279
Digital Turbine Inc *	4,566	313,912
DigitalOcean Holdings Inc *	827	64,200
Everbridge Inc *	1,901	287,127
J2 Global Inc *	2,587	353,436
Sailpoint Technologies Holdings Inc *	5,568	238,756
Silicon Laboratories Inc *	1,710	239,674
Sprout Social Inc ‘A’ *	2,954	360,240
Ultra Clean Holdings Inc *	6,142	261,649

		3,494,151

Utilities - 2.1%

Evoqua Water Technologies Corp *	8,226	308,968
Portland General Electric Co	4,933	231,802

		540,770

Total Common Stocks (Cost $21,408,395)		25,046,367

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	309,002	$309,002

Total Short-Term Investment (Cost $309,002)		309,002

TOTAL INVESTMENTS - 99.5% (Cost $21,717,397)		25,355,369

OTHER ASSETS & LIABILITIES, NET - 0.5%		128,301

NET ASSETS - 100.0%		$25,483,670

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	20.8%
Financial	19.4%
Consumer, Cyclical	17.8%
Technology	13.7%
Industrial	12.1%
Communications	4.6%
Energy	4.6%
Basic Materials	3.2%
Others (each less than 3.0%)	3.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$25,046,367	$25,046,367	$—	$—
	Short-Term Investment	309,002	309,002	—	—

	Total	$25,355,369	$25,355,369	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 4.7%

AdvanSix Inc *	7,539	$299,675
Alcoa Corp *	5,960	291,683
Arconic Corp *	8,646	272,695

		864,053

Communications - 1.7%

Viavi Solutions Inc *	8,805	138,591
Vonage Holdings Corp *	11,076	178,545

		317,136

Consumer, Cyclical - 12.8%

American Eagle Outfitters Inc	8,047	207,613
Avient Corp	4,843	224,473
Bed Bath & Beyond Inc *	5,627	97,206
Big Lots Inc	3,545	153,711
BJ’s Restaurants Inc *	3,836	160,191
Bloomin’ Brands Inc *	6,953	173,825
Dana Inc	9,047	201,205
Dave & Buster’s Entertainment Inc *	2,897	111,042
Guess? Inc	10,503	220,668
Hilton Grand Vacations Inc *	3,196	152,034
KB Home	4,465	173,778
SkyWest Inc *	4,288	211,570
Steven Madden Ltd	3,972	159,516
UniFirst Corp	657	139,691

		2,386,523

Consumer, Non-Cyclical - 14.1%

Acadia Healthcare Co Inc *	2,655	169,336
AdaptHealth Corp *	8,416	196,009
Arena Pharmaceuticals Inc *	1,820	108,381
Deluxe Corp	6,219	223,200
Harmony Biosciences Holdings Inc *	4,912	188,277
Herc Holdings Inc *	1,849	302,237
Hostess Brands Inc *	15,729	273,213
LivaNova PLC *	1,727	136,761
Performance Food Group Co *	4,081	189,603
PetIQ Inc *	3,578	89,343
PROG Holdings Inc	4,096	172,073
Protagonist Therapeutics Inc *	3,424	60,673
Revance Therapeutics Inc *	4,537	126,401
SeaSpine Holdings Corp *	8,878	139,651
Textainer Group Holdings Ltd (China) *	7,293	254,598

		2,629,756

Energy - 6.8%

Bonanza Creek Energy Inc	6,168	295,447
Brigham Minerals Inc ‘A’	20,344	389,791
Magnolia Oil & Gas Corp ‘A’	25,883	460,459
Sunnova Energy International Inc *	3,706	122,076

		1,267,773

Financial - 34.8%

Argo Group International Holdings Ltd	4,408	230,186
Blucora Inc *	10,309	160,717
Brightsphere Investment Group Inc	5,596	146,223
Brixmor Property Group Inc REIT	11,719	259,107
ConnectOne Bancorp Inc	11,294	338,933
DiamondRock Hospitality Co REIT *	25,056	236,779
Enterprise Financial Services Corp	4,511	204,258
First Bancorp	4,045	173,975
First Industrial Realty Trust Inc REIT	3,841	200,039
Hancock Whitney Corp	6,882	324,280
Healthcare Realty Trust Inc REIT	6,634	197,561
Home BancShares Inc	5,922	139,345
Horizon Bancorp Inc	11,597	210,718

	Shares	Value
National Storage Affiliates Trust REIT	3,729	$196,854
NexPoint Residential Trust Inc REIT	3,986	246,654
Old Second Bancorp Inc	11,752	153,481
Origin Bancorp Inc	3,903	165,292
Piedmont Office Realty Trust Inc ‘A’ REIT	10,466	182,422
Pinnacle Financial Partners Inc	3,703	348,378
QCR Holdings Inc	4,975	255,914
Radian Group Inc	10,858	246,694
Sandy Spring Bancorp Inc	6,114	280,144
Seacoast Banking Corp of Florida	6,083	205,666
Selective Insurance Group Inc	1,898	143,356
SITE Centers Corp REIT	17,976	277,549
Stifel Financial Corp	2,913	197,968
United Community Banks Inc	9,148	300,237
Veritex Holdings Inc	7,105	279,653
WSFS Financial Corp	3,466	177,840

		6,480,223

Industrial - 14.5%

Atkore Inc *	2,842	247,027
CIRCOR International Inc *	5,740	189,477
Crane Co	2,032	192,654
EnPro Industries Inc	2,977	259,356
GrafTech International Ltd	22,315	230,291
Harsco Corp *	1,688	28,612
Hillenbrand Inc	6,823	291,001
II-VI Inc *	2,602	154,455
Infrastructure and Energy Alternatives Inc *	18,443	210,803
Masonite International Corp *	1,477	156,754
MYR Group Inc *	2,758	274,421
The Timken Co	2,322	151,905
UFP Industries Inc	2,043	138,883
UFP Technologies Inc *	2,914	179,473

		2,705,112

Technology - 3.9%

Avaya Holdings Corp *	7,471	147,851
Cirrus Logic Inc *	1,977	162,806
Cohu Inc *	4,698	150,054
Synaptics Inc *	836	150,254
Ultra Clean Holdings Inc *	2,798	119,195

		730,160

Utilities - 2.9%

Evoqua Water Technologies Corp *	4,020	150,991
Portland General Electric Co	8,161	383,486

		534,477

Total Common Stocks (Cost $13,797,176)		17,915,213

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 2000 Value	1,209	193,718

Total Exchange-Traded Fund (Cost $171,983)		193,718

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	502,261	$502,261

Total Short-Term Investment (Cost $502,261)		502,261

TOTAL INVESTMENTS - 99.9% (Cost $14,471,420)		18,611,192

OTHER ASSETS & LIABILITIES, NET - 0.1%		16,355

NET ASSETS - 100.0%		$18,627,547

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.8%
Industrial	14.5%
Consumer, Non-Cyclical	14.1%
Consumer, Cyclical	12.8%
Energy	6.8%
Basic Materials	4.7%
Technology	3.9%
Others (each less than 3.0%)	8.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,915,213	$17,915,213	$—	$—
	Exchange-Traded Fund	193,718	193,718	—	—
	Short-Term Investment	502,261	502,261	—	—

	Total	$18,611,192	$18,611,192	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.6%

Financial - 1.0%

Aviation Capital Group LLC 2.875% due 01/20/22 ~	$200,000	$201,051
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	100,000	106,214
Bank of America Corp 5.875% due 03/15/28	10,000	11,426

		318,691

Industrial - 0.6%

Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	203,758

Total Corporate Bonds & Notes (Cost $513,528)		522,449

MORTGAGE-BACKED SECURITIES - 3.8%

Collateralized Mortgage Obligations - Residential - 2.6%

Chevy Chase Funding LLC Mortgage-Backed Certificates 0.446% (USD LIBOR + 0.360%) due 03/25/35 ~ §	63,113	65,633
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,497	8,999
Credit Suisse Mortgage Trust 0.236% (USD LIBOR + 0.150%) due 09/29/36 ~ §	154,391	151,746
Fannie Mae REMICS 0.436% (USD LIBOR + 0.350%) due 07/25/37 §	13,398	13,487
0.466% (USD LIBOR + 0.380%) due 07/25/37 §	18,644	18,831
0.526% (USD LIBOR + 0.440%) due 05/25/36 §	9,695	9,793
0.531% (USD LIBOR + 0.445%) due 02/25/37 §	3,108	3,141
Government National Mortgage Association 0.382% (USD LIBOR + 0.150%) due 08/20/68 §	62,769	62,120
GSR Mortgage Loan Trust 2.859% due 09/25/35 §	5,539	5,711
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 188,218	254,825
JP Morgan Mortgage Trust 2.665% due 06/25/35 §	$10,517	10,937
Merrill Lynch Mortgage Investors Trust 2.067% due 12/25/34 §	23,870	24,548
Towd Point Mortgage Funding PLC (United Kingdom) 1.090% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	GBP 151,011	205,256
WaMu Mortgage Pass-Through Certificates Trust 0.826% (USD LIBOR + 0.740%) due 01/25/45 §	$23,725	23,846

		858,873

Fannie Mae - 1.2%

due 12/01/51 #	370,000	391,795

Total Mortgage-Backed Securities (Cost $1,210,107)		1,250,668

ASSET-BACKED SECURITIES - 1.7%

Asset Backed Funding Corp Trust 0.686% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,668
Freddie Mac Structured Pass-Through Certificates 0.366% (USD LIBOR + 0.280%) due 09/25/31 §	580	575

	Principal Amount	Value
Home Equity Asset Trust 0.941% (USD LIBOR + 0.855%) due 08/25/34 §	$14,312	$14,258
LoanCore Issuer Ltd (Cayman) 1.214% (USD LIBOR + 1.130%) due 05/15/36 ~ §	37,725	37,749
OZLM Ltd (Cayman) 1.270% (USD LIBOR + 1.160%) due 07/20/32 ~ §	100,000	100,000
Saxon Asset Securities Trust 0.396% (USD LIBOR + 0.310%) due 09/25/37 §	16,726	16,533
THL Credit Wind River CLO Ltd (Cayman) 1.164% (USD LIBOR + 1.080%) due 04/15/31 ~ §	100,000	100,002
TICP CLO Ltd (Cayman) 0.974% (USD LIBOR + 0.840%) due 04/20/28 ~ §	289,648	289,880

Total Asset-Backed Securities (Cost $579,789)		580,665

U.S. TREASURY OBLIGATIONS - 103.4%

U.S. Treasury Inflation Protected Securities - 103.4%

0.125% due 04/15/22 ^	853,153	865,109
0.125% due 07/15/22 ^	261,175	267,488
0.125% due 01/15/23 ^	722,654	747,188
0.125% due 07/15/26 ^	227,786	248,599
0.125% due 01/15/30 ^	1,920,591	2,111,625
0.375% due 07/15/25 ^	120,877	131,946
0.375% due 07/15/27 ^	1,852,626	2,062,021
0.500% due 04/15/24 ^	3,463,840	3,700,082
0.500% due 01/15/28 ^	1,804,035	2,020,912
0.625% due 04/15/23 ^	1,143,043	1,196,214
0.625% due 01/15/24 ^	1,422,756	1,518,308
0.625% due 01/15/26 ^	631,923	697,758
0.625% due 02/15/43 ^	379,978	453,367
0.750% due 07/15/28 ^	1,152,845	1,320,816
0.750% due 02/15/42 ^	120,819	147,362
0.750% due 02/15/45 ^	660,824	814,041
0.875% due 01/15/29 ^	1,675,845	1,937,572
0.875% due 02/15/47 ^	480,654	617,007
1.000% due 02/15/46 ^	594,525	775,357
1.000% due 02/15/49 ^	43,396	58,250
1.375% due 02/15/44 ^	1,909,366	2,625,557
2.000% due 01/15/26 ^	291,604	340,195
2.125% due 02/15/41 ^	373,992	563,798
3.375% due 04/15/32 ^	90,745	132,893
3.875% due 04/15/29 ^	58,123	81,125
0.125% due 07/15/24 ^	1,379,700	1,473,352
0.125% due 10/15/24 ^	1,915,326	2,049,578
0.125% due 04/15/25 ^	1,691,072	1,814,784
0.125% due 01/15/31 ^	1,122,152	1,232,662
0.125% due 07/15/31 ^	1,731,603	1,908,546
0.125% due 02/15/51 ^	209,718	230,362
0.250% due 01/15/25 ^	115,262	123,871

Total U.S. Treasury Obligations (Cost $33,044,947)		34,267,745

FOREIGN GOVERNMENT BONDS & NOTES - 7.8%

Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 696,843	605,897
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 101,931	130,625
0.250% due 07/25/24 ^ ~	108,647	136,365

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	EUR 517,555	$663,748
1.400% due 05/26/25 ^ ~	605,568	769,022
New Zealand Government (New Zealand)
2.000% due 09/20/25 ^ ~	NZD 110,000	93,905
United Kingdom Inflation-Linked Gilt (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 126,021	187,311

Total Foreign Government Bonds & Notes (Cost $2,427,290)		2,586,873

	Shares
SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio
‘Institutional’ 0.010%	94,706	94,706

Total Short-Term Investment (Cost $94,706)		94,706

TOTAL INVESTMENTS - 118.6%
(Cost $37,870,367)		39,303,106

DERIVATIVES - 0.1%		27,380

OTHER ASSETS & LIABILITIES, NET - (18.7%)		(6,180,391)

NET ASSETS - 100.0%		$33,150,095

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	103.4%
Foreign Government Bonds & Notes	7.8%
Mortgage-Backed Securities	3.8%
Others (each less than 3.0%)	3.6%

	118.6%
Derivatives	0.1%
Other Assets & Liabilities, Net	(18.7%	)

	100.0%

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2021 was $6,239,913 at a weighted average interest rate of 0.041%.

(c)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/21	9	$1,794,862	$1,770,399	($24,463)
U.S. Treasury 5-Year Notes	12/21	48	5,934,439	5,891,625	(42,814)
U.S. Treasury 10-Year Notes	12/21	1	132,666	131,609	(1,057)
U.S. Treasury Long Bonds	12/21	5	817,429	796,094	(21,335)

					(89,669)

Short Futures Outstanding
Australia 3-Year Bonds	12/21	2	168,576	168,358	218
Euro-Bobl	12/21	7	1,097,506	1,094,073	3,433
Euro-BTP	12/21	4	711,952	704,045	7,907
Euro-Buxl	12/21	3	726,003	706,616	19,387
Euro-Schatz	12/21	42	5,462,813	5,458,852	3,961
Long Gilt	12/21	2	343,463	337,254	6,209
U.S. Treasury 2-Year Notes	12/21	17	3,743,115	3,740,930	2,185
U.S. Treasury Ultra 10-Year Notes	12/21	13	1,925,180	1,888,250	36,930
U.S. Treasury Ultra Long Bonds	12/21	6	1,194,266	1,146,375	47,891

					128,121

Total Futures Contracts					$38,452

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	787,000	USD	569,801	10/21	UBS	$—	($828)
EUR	1,513,000	USD	1,753,491	10/21	SCB	—	(776)
GBP	29,000	USD	39,902	10/21	BRC	—	(827)
GBP	522,000	USD	702,911	10/21	BRC	435	—
NZD	147,000	USD	100,995	10/21	SCB	484	—
USD	570,796	AUD	787,000	10/21	SCB	1,822	—
USD	569,871	AUD	787,000	11/21	UBS	829	—
USD	140,528	EUR	120,000	10/21	JPM	1,516	—
USD	1,604,060	EUR	1,358,000	10/21	SCB	30,903	—
USD	41,406	EUR	35,000	10/21	UBS	860	—
USD	1,754,438	EUR	1,513,000	11/21	SCB	765	—
USD	190,649	GBP	138,000	10/21	BRC	4,707	—
USD	539,774	GBP	394,000	10/21	SCB	8,896	—
USD	16,584	GBP	12,000	10/21	SGN	415	—
USD	9,662	GBP	7,000	10/21	UBS	230	—
USD	702,941	GBP	522,000	11/21	BRC	—	(429)
USD	103,606	NZD	147,000	10/21	JPM	2,127	—
USD	100,979	NZD	147,000	11/21	SCB	—	(483)

Total Forward Foreign Currency Contracts						$53,989	($3,343)

(e)	Purchased options outstanding as of September 30, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 60,000	$4,375	$8,612
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	200,000	14,957	28,416

							$19,332	$37,028

Total Purchased Options							$19,332	$37,028

(f)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 36 5Y	0.750%	11/17/21	MSC	$200,000	$199	($65)
Put - CDX IG 36 5Y	0.750%	12/15/21	MSC	100,000	100	(61)
Put - CDX IG 36 5Y	0.800%	12/15/21	GSC	200,000	208	(105)
Put - CDX IG 36 5Y	0.800%	12/15/21	MSC	100,000	94	(53)
Put - CDX IG 36 5Y	0.725%	01/19/22	GSC	100,000	100	(104)
Put - iTraxx Main 36 5Y	0.750%	01/19/22	BRC	EUR 100,000	138	(117)
Put - CDX IG 37 5Y	0.850%	01/19/22	BRC	$200,000	231	(218)

					$1,070	($723)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,822	($21)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	—

						$15,212	($21)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 1,600,000	$2,489	($437)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	200,000	4,851	(9,123)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	600,000	14,726	(27,484)

								19,577	(36,607)

Total Interest Rate Swaptions								$22,066	($37,044)

Total Written Options								$38,348	($37,788)

(g)	Swap agreements outstanding as of September 30, 2021 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	01/19/22	$200,000	($6,937)	($2)	($6,935)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	01/21/22	200,000	(6,913)	—	(6,913)
2.170%	U.S. CPI Urban Consumers	Z / Z	LCH	02/01/22	100,000	(3,532)	—	(3,532)
2.155%	U.S. CPI Urban Consumers	Z / Z	LCH	02/04/22	200,000	(7,082)	—	(7,082)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/22	100,000	(3,454)	—	(3,454)
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(1,324)	—	(1,324)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	969	—	969
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	(18,090)	11,260	(29,350)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(7,504)	338	(7,842)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(1,741)	—	(1,741)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(16,917)	(288)	(16,629)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	(1,160)	—	(1,160)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	(6,665)	—	(6,665)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(8,172)	—	(8,172)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(44,254)	(708)	(43,546)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	(8,574)	2,555	(11,129)
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	(21,978)	2,476	(24,454)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(15,926)	(1,361)	(14,565)
3.566%	GBP Retail Price	Z / Z	LCH	03/15/36	GBP 190,000	(22,723)	(907)	(21,816)
3.580%	GBP Retail Price	Z / Z	LCH	03/15/36	40,000	(4,623)	(413)	(4,210)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	(5,679)	—	(5,679)

						($212,279)	$12,950	($225,229)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/22	EUR 200,000	$9,753	$—	$9,753
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	3,594	—	3,594
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	1,550	—	1,550
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	3,198	—	3,198
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	4,309	—	4,309
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	1,729	(53)	1,782
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	9,922	—	9,922
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	4,409	—	4,409
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	2,238	—	2,238
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	2,487	—	2,487
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	500,000	51,244	—	51,244
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	47,701	—	47,701
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(5,291)	290	(5,581)
2.645%	U.S. CPI Urban Consumers	Z / Z	LCH	09/10/28	$100,000	400	—	400
3.470%	GBP Retail Price	Z / Z	LCH	01/15/31	GBP 120,000	15,265	—	15,265
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	12,094	94	12,000

						$164,602	$331	$164,271

Total Interest Rate Swaps						($47,677)	$13,281	($60,958)

Total Swap Agreements						($47,677)	$13,281	($60,958)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$17,013	$170,821
Liabilities	(3,732)	(231,779)

	$13,281	($60,958)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$522,449	$—	$522,449	$—
	Mortgage-Backed Securities	1,250,668	—	1,250,668	—
	Asset-Backed Securities	580,665	—	580,665	—
	U.S. Treasury Obligations	34,267,745	—	34,267,745	—
	Foreign Government Bonds & Notes	2,586,873	—	2,586,873	—
	Short-Term Investment	94,706	94,706	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	53,989	—	53,989	—
	Interest Rate Contracts
	Futures	128,121	128,121	—	—
	Purchased Options	37,028	—	37,028	—
	Swaps	170,821	—	170,821	—

	Total Interest Rate Contracts	335,970	128,121	207,849	—

	Total Assets - Derivatives	389,959	128,121	261,838	—

	Total Assets	39,693,065	222,827	39,470,238	—

Liabilities	Sale-buyback Financing Transactions	(5,949,081)	—	(5,949,081)	—
	Derivatives:
	Credit Contracts
	Written Options	(723)	—	(723)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,343)	—	(3,343)	—
	Interest Rate Contracts
	Futures	(89,669)	(89,669)	—	—
	Written Options	(37,065)	—	(37,065)	—
	Swaps	(231,779)	—	(231,779)	—

	Total Interest Rate Contracts	(358,513)	(89,669)	(268,844)	—

	Total Liabilities - Derivatives	(362,579)	(89,669)	(272,910)	—

	Total Liabilities	(6,311,660)	(89,669)	(6,221,991)	—

	Total	$33,381,405	$133,158	$33,248,247	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 34.4%

Basic Materials - 0.9%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$465,000	$499,256
4.750% due 04/10/27 ~	400,000	455,538
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	80,000	112,997
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	38,853
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	121,690
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	70,943
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	21,650
5.450% due 03/15/43	190,000	234,175
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	135,000	132,270
3.875% due 10/27/27 ~	10,000	10,928
4.000% due 03/27/27 ~	740,000	814,281
4.125% due 03/12/24 ~	150,000	160,736
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	200,420
3.468% due 12/01/50 ~	70,000	73,600
LYB International Finance III LLC
1.250% due 10/01/25	60,000	59,987
3.375% due 05/01/30	85,000	92,472
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	39,481
OCP SA (Morocco)
4.500% due 10/22/25 ~	200,000	215,291
5.125% due 06/23/51 ~	200,000	198,625
Orbia Advance Corp SAB de CV (Mexico)
1.875% due 05/11/26 ~	220,000	220,636
2.875% due 05/11/31 ~	210,000	211,575
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	362,245
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	50,000	48,350
3.750% due 01/15/31	340,000	349,690
Vale Overseas Ltd (Brazil)
3.750% due 07/08/30	95,000	98,534
6.875% due 11/21/36	48,000	64,020
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	99,759

		5,008,002

Communications - 4.0%

Alphabet Inc
0.450% due 08/15/25	20,000	19,763
0.800% due 08/15/27	30,000	29,409
1.100% due 08/15/30	30,000	28,358
2.050% due 08/15/50	50,000	43,743
Altice France SA (France) 7.375% due 05/01/26 ~	200,000	207,770
Amazon.com Inc
0.800% due 06/03/25	60,000	59,925
1.200% due 06/03/27	70,000	69,813
1.500% due 06/03/30	30,000	29,194
2.100% due 05/12/31	40,000	40,545
2.500% due 06/03/50	580,000	544,116
3.875% due 08/22/37	70,000	82,720
4.250% due 08/22/57	10,000	12,722
4.950% due 12/05/44	60,000	80,977
America Movil SAB de CV (Mexico) 2.875% due 05/07/30	200,000	208,184
AT&T Inc
1.650% due 02/01/28	230,000	228,318
2.300% due 06/01/27	910,000	942,544

	Principal Amount	Value
2.550% due 12/01/33	$10,000	$9,847
3.100% due 02/01/43	500,000	480,247
3.500% due 06/01/41	275,000	282,710
3.550% due 09/15/55	249,000	246,052
3.800% due 02/15/27	30,000	33,230
4.350% due 06/15/45	32,000	36,213
CCO Holdings LLC
4.500% due 08/15/30 ~	10,000	10,330
4.500% due 05/01/32	1,480,000	1,526,250
5.125% due 05/01/27 ~	130,000	135,533
Charter Communications Operating LLC
due 01/15/29 #	300,000	299,889
due 03/01/42 #	20,000	19,597
3.500% due 06/01/41	40,000	39,335
3.700% due 04/01/51	230,000	224,382
4.800% due 03/01/50	170,000	191,116
4.908% due 07/23/25	690,000	776,319
5.750% due 04/01/48	10,000	12,654
6.384% due 10/23/35	20,000	26,332
6.834% due 10/23/55	30,000	44,457
Comcast Corp
1.500% due 02/15/31	100,000	95,026
2.800% due 01/15/51	172,000	163,124
2.937% due 11/01/56 ~	27,000	25,553
3.150% due 03/01/26	30,000	32,434
3.250% due 11/01/39	185,000	195,517
3.300% due 04/01/27	20,000	21,911
3.375% due 08/15/25	20,000	21,676
3.400% due 04/01/30	30,000	33,057
3.450% due 02/01/50	110,000	116,804
3.750% due 04/01/40	100,000	112,475
3.950% due 10/15/25	220,000	244,156
3.999% due 11/01/49	51,000	59,146
4.000% due 03/01/48	10,000	11,456
4.250% due 10/15/30	730,000	850,727
5.650% due 06/15/35	20,000	26,762
Corning Inc 5.750% due 08/15/40	60,000	80,921
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	56,523
CSC Holdings LLC 4.500% due 11/15/31 ~	200,000	197,750
Discovery Communications LLC 3.625% due 05/15/30	100,000	108,526
DISH DBS Corp
5.125% due 06/01/29	70,000	68,680
5.875% due 11/15/24	40,000	43,061
7.750% due 07/01/26	10,000	11,305
eBay Inc 2.600% due 05/10/31	200,000	204,095
Expedia Group Inc 3.800% due 02/15/28	800,000	868,891
Fox Corp 5.476% due 01/25/39	150,000	191,747
Prosus NV (China)
3.061% due 07/13/31 ~	410,000	400,729
3.832% due 02/08/51 ~	460,000	419,510
Rogers Communications Inc (Canada) 3.700% due 11/15/49	60,000	62,454
Sprint Capital Corp 8.750% due 03/15/32	130,000	194,364
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	393,750	421,017
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	187,478
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	530,000	552,093
The Walt Disney Co
2.650% due 01/13/31	600,000	626,834
3.500% due 05/13/40	100,000	110,511

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Time Warner Cable LLC
5.875% due 11/15/40	$50,000	$63,171
6.550% due 05/01/37	110,000	148,640
6.750% due 06/15/39	20,000	27,417
7.300% due 07/01/38	460,000	660,878
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	29,739
T-Mobile USA Inc
2.050% due 02/15/28	10,000	10,086
2.250% due 02/15/26	10,000	10,125
2.550% due 02/15/31	550,000	552,320
2.625% due 02/15/29	50,000	50,590
2.875% due 02/15/31	840,000	848,190
3.000% due 02/15/41	110,000	106,571
3.500% due 04/15/25	230,000	247,864
3.500% due 04/15/31	50,000	52,794
3.750% due 04/15/27	435,000	479,540
3.875% due 04/15/30	280,000	309,314
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	704,660
Verizon Communications Inc
1.750% due 01/20/31	$70,000	66,584
2.100% due 03/22/28	340,000	345,403
2.355% due 03/15/32 ~	155,000	153,378
2.550% due 03/21/31	510,000	516,608
2.625% due 08/15/26	20,000	21,169
2.650% due 11/20/40	966,000	908,885
2.875% due 11/20/50	420,000	392,097
3.150% due 03/22/30	305,000	326,353
3.850% due 11/01/42	345,000	379,842
4.000% due 03/22/50	30,000	34,137
4.125% due 08/15/46	30,000	34,476
4.329% due 09/21/28	5,000	5,753
4.400% due 11/01/34	90,000	106,693
4.500% due 08/10/33	520,000	619,698
4.862% due 08/21/46	20,000	25,502
5.500% due 03/16/47	30,000	41,649
ViacomCBS Inc
4.000% due 01/15/26	50,000	55,294
5.850% due 09/01/43	70,000	95,558
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	90,000	103,430

		22,373,315

Consumer, Cyclical - 3.7%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	58,952
2.500% due 02/10/41 ~	49,000	45,069
Alimentation Couche-Tard Inc (Canada)
2.950% due 01/25/30 ~	100,000	104,101
3.439% due 05/13/41 ~	85,000	87,502
3.625% due 05/13/51 ~	90,000	93,180
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	274,663	277,215
AutoZone Inc 3.625% due 04/15/25	100,000	108,439
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	406,843	424,226
Costco Wholesale Corp
1.375% due 06/20/27	60,000	60,447
1.600% due 04/20/30	40,000	39,117
Delta Air Lines Inc
2.900% due 10/28/24	80,000	81,944
3.625% due 03/15/22	40,000	40,357
3.800% due 04/19/23	10,000	10,413
4.500% due 10/20/25 ~	70,000	74,921
4.750% due 10/20/28 ~	660,000	736,308
7.000% due 05/01/25 ~	440,000	513,318
7.375% due 01/15/26	50,000	58,931

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	$98,828	$102,754
Dollar General Corp 4.125% due 04/03/50	100,000	117,334
Ford Motor Credit Co LLC
0.147% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	926,448
1.355% due 02/07/25	300,000	346,058
3.375% due 11/13/25	$1,600,000	1,646,000
4.000% due 11/13/30	200,000	208,250
4.125% due 08/17/27	200,000	212,350
General Motors Co
5.150% due 04/01/38	20,000	23,895
5.950% due 04/01/49	20,000	26,397
6.125% due 10/01/25	45,000	52,745
6.250% due 10/02/43	40,000	53,959
General Motors Financial Co Inc
1.250% due 01/08/26	164,000	161,992
2.700% due 06/10/31	65,000	64,850
2.750% due 06/20/25	920,000	962,245
4.250% due 05/15/23	30,000	31,704
4.350% due 01/17/27	60,000	67,306
Hanesbrands Inc 5.375% due 05/15/25 ~	40,000	41,925
Hasbro Inc 3.900% due 11/19/29	50,000	55,256
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	20,000	20,925
5.750% due 05/01/28 ~	20,000	21,565
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	134,553
Hyundai Capital America
1.150% due 11/10/22 ~	246,000	247,407
1.300% due 01/08/26 ~	40,000	39,376
1.800% due 01/10/28 ~	70,000	68,559
2.375% due 10/15/27 ~	300,000	304,257
2.650% due 02/10/25 ~	150,000	155,883
JetBlue Pass-Through Trust ‘A’ 4.000% due 05/15/34	290,184	316,650
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	123,218	145,286
Kia Motors Corp (South Korea) 3.250% due 04/21/26 ~	200,000	213,779
Kohl’s Corp 3.375% due 05/01/31	96,000	98,907
Las Vegas Sands Corp
2.900% due 06/25/25	690,000	694,093
3.200% due 08/08/24	350,000	359,462
Lennar Corp 4.500% due 04/30/24	35,000	37,887
Lowe’s Cos Inc
1.700% due 09/15/28	80,000	79,359
2.625% due 04/01/31	200,000	205,153
4.500% due 04/15/30	20,000	23,457
McDonald’s Corp
1.450% due 09/01/25	10,000	10,155
3.300% due 07/01/25	30,000	32,317
3.500% due 03/01/27	20,000	21,991
3.500% due 07/01/27	10,000	11,055
3.600% due 07/01/30	360,000	400,677
3.625% due 09/01/49	10,000	10,922
3.700% due 01/30/26	40,000	43,998
3.800% due 04/01/28	30,000	33,552
4.200% due 04/01/50	240,000	286,526
MDC Holdings Inc 2.500% due 01/15/31	40,000	39,033
MGM Resorts International 7.750% due 03/15/22	800,000	823,000
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	260,000	283,065

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	$30,000	$29,737
3.875% due 01/15/28 ~	20,000	20,222
Newell Brands Inc
4.350% due 04/01/23	20,000	20,851
4.700% due 04/01/26	10,000	11,038
NIKE Inc
2.400% due 03/27/25	30,000	31,494
2.750% due 03/27/27	240,000	257,820
3.250% due 03/27/40	20,000	21,912
3.375% due 03/27/50	120,000	134,111
Nissan Motor Acceptance Co LLC
2.000% due 03/09/26 ~	300,000	300,840
2.750% due 03/09/28 ~	300,000	303,473
2.800% due 01/13/22 ~	182,000	183,173
Nissan Motor Co Ltd (Japan)
3.522% due 09/17/25 ~	1,300,000	1,382,847
4.345% due 09/17/27 ~	400,000	439,719
4.810% due 09/17/30 ~	400,000	450,130
Nordstrom Inc 4.250% due 08/01/31	94,000	95,312
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	112,168
Sands China Ltd (Macau)
2.300% due 03/08/27 ~	250,000	242,070
2.850% due 03/08/29 ~	200,000	192,726
5.125% due 08/08/25	310,000	334,183
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	303,142
Starbucks Corp
2.550% due 11/15/30	900,000	925,199
3.350% due 03/12/50	40,000	41,669
Target Corp 2.250% due 04/15/25	30,000	31,306
The Home Depot Inc
2.700% due 04/15/30	40,000	42,347
3.300% due 04/15/40	40,000	43,385
3.350% due 04/15/50	450,000	487,471
3.900% due 06/15/47	10,000	11,782
Tractor Supply Co 1.750% due 11/01/30	100,000	96,076
United Airlines Inc
4.375% due 04/15/26 ~	10,000	10,275
4.625% due 04/15/29 ~	110,000	113,817
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	85,573	85,611
3.700% due 09/01/31	218,963	222,414
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	255,584	254,552
3.650% due 07/07/27	168,056	167,698
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	138,326
Walmart Inc
1.500% due 09/22/28	60,000	59,763
1.800% due 09/22/31	30,000	29,758
Wynn Macau Ltd (Macau) 5.625% due 08/26/28 ~	200,000	190,687

		20,897,861

Consumer, Non-Cyclical - 4.7%

Abbott Laboratories
3.750% due 11/30/26	38,000	42,650
4.750% due 11/30/36	70,000	89,149
4.900% due 11/30/46	160,000	216,912
AbbVie Inc
2.300% due 11/21/22	230,000	234,786
2.600% due 11/21/24	450,000	473,205
2.950% due 11/21/26	780,000	835,920
3.200% due 11/21/29	630,000	679,238
3.450% due 03/15/22	80,000	80,718

	Principal Amount	Value
3.600% due 05/14/25	$70,000	$75,757
3.750% due 11/14/23	10,000	10,657
3.800% due 03/15/25	90,000	97,759
4.050% due 11/21/39	100,000	115,037
4.250% due 11/21/49	315,000	373,597
Aetna Inc 2.800% due 06/15/23	40,000	41,422
Altria Group Inc
2.450% due 02/04/32	220,000	210,959
3.400% due 02/04/41	350,000	331,934
3.875% due 09/16/46	20,000	19,510
4.400% due 02/14/26	701,000	787,621
4.800% due 02/14/29	6,000	6,901
5.800% due 02/14/39	40,000	49,244
5.950% due 02/14/49	100,000	126,832
6.200% due 02/14/59	12,000	15,571
Amgen Inc
2.770% due 09/01/53	43,000	39,858
3.625% due 05/22/24	30,000	32,157
4.663% due 06/15/51	11,000	13,897
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	390,000	427,973
4.900% due 02/01/46	90,000	110,798
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	220,000	241,110
3.750% due 07/15/42	515,000	556,143
4.350% due 06/01/40	60,000	69,799
4.500% due 06/01/50	390,000	466,427
4.750% due 01/23/29	210,000	247,443
Anthem Inc
2.250% due 05/15/30	105,000	105,430
2.550% due 03/15/31	400,000	411,387
3.125% due 05/15/22	30,000	30,519
3.350% due 12/01/24	40,000	42,896
3.650% due 12/01/27	30,000	33,348
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	35,000	51,919
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	95,000	102,805
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	198,639
3.557% due 08/15/27	450,000	485,110
3.734% due 09/25/40	85,000	82,143
4.540% due 08/15/47	170,000	176,392
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	46,638
5.250% due 01/30/30 ~	430,000	401,629
6.250% due 02/15/29 ~	110,000	109,003
7.250% due 05/30/29 ~	50,000	51,311
Becton Dickinson and Co
3.363% due 06/06/24	50,000	53,180
3.700% due 06/06/27	200,000	221,614
3.734% due 12/15/24	14,000	15,135
3.794% due 05/20/50	40,000	44,750
4.669% due 06/06/47	50,000	62,510
4.685% due 12/15/44	32,000	39,931
Biogen Inc
2.250% due 05/01/30	65,000	64,699
3.150% due 05/01/50	70,000	66,854
Block Financial LLC 3.875% due 08/15/30	800,000	870,586
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	131,425
Boston Scientific Corp
2.650% due 06/01/30	900,000	929,467
4.550% due 03/01/39	60,000	73,134
Bristol-Myers Squibb Co
2.350% due 11/13/40	25,000	23,816
2.900% due 07/26/24	45,000	47,797
3.200% due 06/15/26	50,000	54,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.550% due 08/15/22	$90,000	$92,572
3.875% due 08/15/25	33,000	36,403
5.000% due 08/15/45	364,000	489,855
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	96,330
Cargill Inc 1.375% due 07/23/23 ~	40,000	40,750
Centene Corp 3.375% due 02/15/30	10,000	10,365
Cigna Corp
3.750% due 07/15/23	66,000	69,782
4.125% due 11/15/25	40,000	44,466
4.375% due 10/15/28	530,000	612,954
4.900% due 12/15/48	240,000	307,221
CommonSpirit Health 2.782% due 10/01/30	185,000	190,714
Constellation Brands Inc 4.250% due 05/01/23	30,000	31,708
CVS Health Corp
2.125% due 09/15/31	100,000	98,325
3.625% due 04/01/27	10,000	11,019
3.700% due 03/09/23	7,000	7,311
3.750% due 04/01/30	720,000	800,395
4.125% due 04/01/40	160,000	183,602
4.250% due 04/01/50	20,000	23,591
4.300% due 03/25/28	36,000	41,098
4.875% due 07/20/35	155,000	188,521
5.050% due 03/25/48	330,000	425,522
5.125% due 07/20/45	60,000	77,422
Danone SA (France) 2.589% due 11/02/23 ~	200,000	207,760
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	247,500
Gilead Sciences Inc
2.600% due 10/01/40	90,000	85,787
3.650% due 03/01/26	280,000	307,026
4.750% due 03/01/46	30,000	37,770
Global Payments Inc 3.200% due 08/15/29	65,000	68,753
HCA Inc
3.500% due 09/01/30	80,000	84,831
4.500% due 02/15/27	40,000	45,054
5.250% due 06/15/26	440,000	505,153
5.375% due 02/01/25	20,000	22,375
5.875% due 02/01/29	30,000	36,088
Humana Inc
3.150% due 12/01/22	50,000	51,282
3.950% due 03/15/27	170,000	189,833
4.625% due 12/01/42	50,000	61,472
4.800% due 03/15/47	20,000	25,368
IHS Markit Ltd 4.250% due 05/01/29	130,000	148,313
Johnson & Johnson
0.550% due 09/01/25	40,000	39,673
0.950% due 09/01/27	80,000	78,456
3.625% due 03/03/37	100,000	115,412
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	177,819
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	11,312
4.375% due 06/01/46	20,000	22,797
4.875% due 10/01/49	30,000	36,582
5.000% due 06/04/42	10,000	12,285
5.200% due 07/15/45	20,000	25,093
5.500% due 06/01/50	20,000	26,436
6.500% due 02/09/40	200,000	284,469
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	11,005

	Principal Amount	Value
Mars Inc
2.700% due 04/01/25 ~	$40,000	$42,262
3.200% due 04/01/30 ~	40,000	43,498
MedStar Health Inc 3.626% due 08/15/49	90,000	99,425
Medtronic Inc 3.500% due 03/15/25	36,000	39,082
Merck & Co Inc 1.450% due 06/24/30	190,000	183,652
MidMichigan Health 3.409% due 06/01/50	180,000	194,468
PayPal Holdings Inc
1.650% due 06/01/25	70,000	71,760
2.850% due 10/01/29	900,000	961,126
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	119,286
PepsiCo Inc
2.250% due 03/19/25	10,000	10,438
2.625% due 03/19/27	120,000	128,124
2.875% due 10/15/49	20,000	20,402
3.625% due 03/19/50	50,000	57,675
3.875% due 03/19/60	10,000	12,179
Pfizer Inc 2.625% due 04/01/30	60,000	63,392
Philip Morris International Inc
2.500% due 08/22/22	90,000	91,852
2.500% due 11/02/22	80,000	81,784
4.500% due 03/20/42	30,000	35,441
Piedmont Healthcare Inc 2.864% due 01/01/52	55,000	53,558
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	54,151
Quanta Services Inc 2.350% due 01/15/32	90,000	88,150
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	571,323
Reynolds American Inc (United Kingdom) 5.850% due 08/15/45	50,000	60,086
6.150% due 09/15/43	30,000	37,089
Royalty Pharma PLC 3.550% due 09/02/50	60,000	59,060
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	100,773
Sysco Corp 2.400% due 02/15/30	190,000	193,069
Teva Pharmaceutical Finance Co BV (Israel)
2.950% due 12/18/22	760,000	766,650
3.650% due 11/10/21	50,000	50,210
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	140,000	139,341
3.150% due 10/01/26	260,000	249,275
4.100% due 10/01/46	30,000	25,917
The Coca-Cola Co
2.500% due 03/15/51	20,000	18,855
3.375% due 03/25/27	90,000	99,733
The Kroger Co 3.950% due 01/15/50	75,000	85,260
The Procter & Gamble Co 2.800% due 03/25/27	10,000	10,773
Thermo Fisher Scientific Inc 2.000% due 10/15/31	85,000	83,229
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	150,577
Tyson Foods Inc 3.550% due 06/02/27	195,000	215,284
United Rentals North America Inc 3.875% due 02/15/31	20,000	20,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
UnitedHealth Group Inc
2.000% due 05/15/30	$330,000	$331,129
2.375% due 10/15/22	10,000	10,227
3.500% due 06/15/23	20,000	21,056
3.750% due 07/15/25	80,000	88,166
3.875% due 08/15/59	50,000	58,740
4.250% due 06/15/48	150,000	184,665
4.450% due 12/15/48	10,000	12,695
Universal Health Services Inc 2.650% due 01/15/32 ~	50,000	49,573
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	115,728
Viatris Inc 3.850% due 06/22/40 ~	60,000	64,454
West Virginia United Health System Obligated Group 3.129% due 06/01/50	210,000	212,965
Zoetis Inc 2.000% due 05/15/30	900,000	892,365

		26,425,715

Energy - 4.4%

Apache Corp
3.250% due 04/15/22	24,000	24,139
4.250% due 01/15/44	170,000	171,240
4.750% due 04/15/43	40,000	43,385
5.100% due 09/01/40	70,000	78,486
5.250% due 02/01/42	10,000	10,994
5.350% due 07/01/49	70,000	77,881
Boardwalk Pipelines LP
3.400% due 02/15/31	700,000	736,477
4.450% due 07/15/27	85,000	95,891
BP Capital Markets America Inc
2.772% due 11/10/50	100,000	92,405
2.939% due 06/04/51	55,000	52,095
3.000% due 02/24/50	300,000	289,017
3.633% due 04/06/30	590,000	658,171
3.790% due 02/06/24	10,000	10,709
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	140,805
3.535% due 11/04/24	40,000	43,279
Cameron LNG LLC
2.902% due 07/15/31 ~	10,000	10,609
3.302% due 01/15/35 ~	230,000	245,858
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	200,000	231,360
Cheniere Energy Inc 4.625% due 10/15/28	30,000	31,650
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	150,000	150,683
4.000% due 03/01/31 ~	30,000	31,454
Chevron Corp 3.078% due 05/11/50	250,000	259,141
Chevron USA Inc
3.850% due 01/15/28	70,000	79,099
5.250% due 11/15/43	80,000	107,982
Cimarex Energy Co
3.900% due 05/15/27	285,000	312,024
4.375% due 03/15/29	390,000	441,146
ConocoPhillips
3.750% due 10/01/27 ~	65,000	72,635
4.300% due 08/15/28 ~	180,000	207,396
6.500% due 02/01/39	10,000	14,599
Continental Resources Inc
3.800% due 06/01/24	40,000	42,082
4.375% due 01/15/28	40,000	44,300
4.500% due 04/15/23	50,000	51,875
4.900% due 06/01/44	20,000	22,425
5.750% due 01/15/31 ~	110,000	133,100

	Principal Amount	Value
DCP Midstream Operating LP 6.450% due 11/03/36 ~	$20,000	$24,889
Devon Energy Corp
4.500% due 01/15/30 ~	8,000	8,723
4.750% due 05/15/42	20,000	22,865
5.000% due 06/15/45	460,000	540,222
5.250% due 10/15/27 ~	6,000	6,378
5.875% due 06/15/28 ~	576,000	635,082
Diamondback Energy Inc
2.875% due 12/01/24	20,000	21,007
3.250% due 12/01/26	160,000	171,423
3.500% due 12/01/29	320,000	342,432
Ecopetrol SA (Colombia) 5.875% due 05/28/45	220,000	222,536
Enable Midstream Partners LP 3.900% due 05/15/24	230,000	244,307
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	10,486
3.750% due 05/15/30	190,000	205,421
3.900% due 07/15/26	305,000	333,225
4.950% due 06/15/28	50,000	57,404
5.250% due 04/15/29	270,000	316,703
6.250% due 04/15/49	280,000	368,502
6.750% due 05/15/25	50,000	51,250
Enterprise Products Operating LLC
2.800% due 01/31/30	210,000	219,557
3.700% due 01/31/51	240,000	254,399
3.950% due 01/31/60	30,000	32,566
4.150% due 10/16/28	100,000	113,846
4.200% due 01/31/50	130,000	146,738
4.800% due 02/01/49	10,000	12,265
4.850% due 03/15/44	10,000	12,047
7.550% due 04/15/38	220,000	337,124
EOG Resources Inc
3.900% due 04/01/35	30,000	34,036
4.150% due 01/15/26	70,000	78,144
4.375% due 04/15/30	70,000	81,764
4.950% due 04/15/50	110,000	145,815
EQT Corp
3.000% due 10/01/22	470,000	478,859
3.625% due 05/15/31 ~	80,000	83,460
3.900% due 10/01/27	670,000	726,022
5.000% due 01/15/29	40,000	45,088
Exxon Mobil Corp
1.571% due 04/15/23	10,000	10,196
2.992% due 03/19/25	160,000	170,744
2.995% due 08/16/39	180,000	186,298
3.043% due 03/01/26	140,000	151,172
3.482% due 03/19/30	470,000	523,117
4.114% due 03/01/46	50,000	58,376
4.327% due 03/19/50	110,000	134,902
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	45,683
4.317% due 12/30/39 ~	35,000	36,241
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~	300,000	307,699
3.450% due 10/15/27 ~	125,000	131,901
HollyFrontier Corp
2.625% due 10/01/23	35,000	36,153
5.875% due 04/01/26	63,000	72,353
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	400,000	472,968
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	12,464
Kinder Morgan Inc
4.300% due 06/01/25	50,000	55,244
4.300% due 03/01/28	170,000	192,825
5.050% due 02/15/46	30,000	36,342

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.200% due 03/01/48	$150,000	$187,574
5.550% due 06/01/45	30,000	38,276
Lundin Energy Finance BV (Netherlands) 3.100% due 07/15/31 ~	200,000	202,962
MEG Energy Corp (Canada) 5.875% due 02/01/29 ~	10,000	10,242
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	523,111
MPLX LP
4.500% due 04/15/38	585,000	653,884
4.700% due 04/15/48	60,000	69,405
4.800% due 02/15/29	290,000	335,820
NGPL PipeCo LLC 3.250% due 07/15/31 ~	50,000	51,268
Occidental Petroleum Corp
3.000% due 02/15/27	30,000	30,031
3.200% due 08/15/26	60,000	61,332
4.100% due 02/15/47	160,000	152,428
4.200% due 03/15/48	10,000	9,593
4.400% due 04/15/46	20,000	19,972
4.625% due 06/15/45	50,000	51,214
5.550% due 03/15/26	90,000	100,017
6.450% due 09/15/36	310,000	390,406
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	1,155,000	1,292,041
5.500% due 06/10/51	160,000	149,160
6.900% due 03/19/49	230,000	256,513
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	239,547
Phillips 66 Partners LP 3.550% due 10/01/26	100,000	107,890
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	19,753
1.900% due 08/15/30	135,000	129,274
2.150% due 01/15/31	70,000	68,121
Plains All American Pipeline LP 4.650% due 10/15/25	300,000	332,612
Qatar Petroleum (Qatar)
2.250% due 07/12/31 ~	280,000	277,696
3.125% due 07/12/41 ~	200,000	200,286
3.300% due 07/12/51 ~	200,000	202,404
Range Resources Corp
4.875% due 05/15/25	10,000	10,570
5.000% due 03/15/23	113,000	117,379
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	227,071
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	70,000	77,176
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	20,000	21,246
2.875% due 05/10/26	50,000	53,913
3.125% due 11/07/49	50,000	51,811
3.250% due 04/06/50	450,000	479,309
4.375% due 05/11/45	280,000	344,146
4.550% due 08/12/43	50,000	62,736
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	314,710
Southwestern Energy Co 5.375% due 03/15/30	20,000	21,610
Targa Resources Partners LP
4.000% due 01/15/32 ~	10,000	10,347
4.875% due 02/01/31	40,000	43,200
5.000% due 01/15/28	30,000	31,537
5.375% due 02/01/27	20,000	20,749
5.500% due 03/01/30	20,000	21,894
5.875% due 04/15/26	20,000	20,912
6.500% due 07/15/27	10,000	10,795
6.875% due 01/15/29	10,000	11,217
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	250,000	258,706

	Principal Amount	Value
The Williams Cos Inc
3.750% due 06/15/27	$90,000	$99,167
7.500% due 01/15/31	190,000	264,892
TransCanada PipeLines Ltd (Canada) 4.100% due 04/15/30	100,000	113,499
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	250,000	311,842
Western Midstream Operating LP
2.222% (USD LIBOR + 2.100%) due 01/13/23 §	20,000	20,004
4.350% due 02/01/25	30,000	31,694
4.500% due 03/01/28	30,000	32,234
4.650% due 07/01/26	100,000	108,359
5.300% due 02/01/30	60,000	66,375
5.300% due 03/01/48	897,000	1,035,537
5.500% due 08/15/48	60,000	70,314
6.500% due 02/01/50	50,000	58,930

		24,620,368

Financial - 12.3%

ABN AMRO Bank NV (Netherlands) 1.542% due 06/16/27 ~	200,000	198,957
AerCap Ireland Capital DAC (Ireland)
1.750% due 01/30/26	150,000	148,540
4.450% due 10/01/25	150,000	164,047
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	214,499
Air Lease Corp 1.875% due 08/15/26	80,000	79,763
3.000% due 09/15/23	555,000	576,998
3.375% due 07/01/25	30,000	31,874
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	200,000	217,837
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	113,312
American International Group Inc
3.750% due 07/10/25	540,000	588,078
4.375% due 06/30/50	140,000	172,615
American Tower Corp REIT
1.500% due 01/31/28	135,000	130,877
2.950% due 01/15/51	41,000	38,750
3.100% due 06/15/50	64,000	62,765
Athene Global Funding 2.500% due 01/14/25 ~	215,000	223,588
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	975,965
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	$205,000	229,680
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	44,561
2.528% due 11/18/27 ~	1,273,000	1,253,056
4.250% due 04/15/26 ~	65,000	69,943
Banco Santander SA (Spain)
2.749% due 12/03/30	200,000	199,156
3.848% due 04/12/23	200,000	210,082
Bank of America Corp
2.592% due 04/29/31	1,660,000	1,695,223
2.676% due 06/19/41	515,000	497,711
3.004% due 12/20/23	155,000	159,774
3.419% due 12/20/28	203,000	220,164
3.500% due 04/19/26	110,000	120,184
3.550% due 03/05/24	90,000	93,843
3.593% due 07/21/28	100,000	109,701
3.705% due 04/24/28	265,000	291,412
3.974% due 02/07/30	240,000	268,908
4.000% due 01/22/25	675,000	733,792
4.083% due 03/20/51	130,000	154,016
4.200% due 08/26/24	350,000	382,981
4.250% due 10/22/26	1,590,000	1,791,023

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.330% due 03/15/50	$20,000	$24,551
4.450% due 03/03/26	90,000	100,826
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	102,938
3.803% due 12/15/32	60,000	65,786
Barclays PLC (United Kingdom)
3.650% due 03/16/25	200,000	215,169
4.972% due 05/16/29	200,000	232,677
5.088% due 06/20/30	500,000	577,343
7.250% due 03/15/23 ~	GBP 200,000	287,503
7.750% due 09/15/23	$300,000	327,750
7.875% due 03/15/22 ~	400,000	409,992
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	120,000	146,460
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	896,382
2.159% due 09/15/29 ~	200,000	198,260
2.219% due 06/09/26 ~	200,000	205,356
2.824% due 01/26/41 ~	350,000	332,615
4.375% due 03/01/33 ~	250,000	274,273
4.705% due 01/10/25 ~	230,000	249,071
5.198% due 01/10/30 ~	200,000	238,330
Boston Properties LP REIT 4.500% due 12/01/28	500,000	576,157
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	295,473
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	70,000	70,656
2.500% due 08/16/31	25,000	24,661
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	120,331
Brown & Brown Inc 2.375% due 03/15/31	120,000	119,721
Capital One Financial Corp 3.800% due 01/31/28	100,000	111,188
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	206,521
Citigroup Inc
2.572% due 06/03/31	700,000	713,933
3.875% due 03/26/25	605,000	657,369
3.878% due 01/24/39	165,000	188,761
4.075% due 04/23/29	150,000	168,215
4.400% due 06/10/25	170,000	188,117
4.412% due 03/31/31	975,000	1,126,310
5.300% due 05/06/44	52,000	69,301
5.500% due 09/13/25	1,110,000	1,281,552
5.950% due 01/30/23	300,000	312,938
5.950% due 05/15/25	90,000	98,437
6.675% due 09/13/43	70,000	106,829
8.125% due 07/15/39	220,000	376,394
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	920,000	1,020,403
4.625% due 12/01/23	290,000	314,330
Corporate Office Properties LP REIT 2.750% due 04/15/31	109,000	110,235
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	800,000	846,040
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	250,000	265,104
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	250,000	254,796
3.091% due 05/14/32 ~	250,000	255,821
3.869% due 01/12/29 ~	300,000	327,662
4.194% due 04/01/31 ~	670,000	750,829
4.282% due 01/09/28 ~	250,000	278,040
Crown Castle International Corp REIT 3.100% due 11/15/29	100,000	105,172
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	116,620

	Principal Amount	Value
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	$200,000	$202,413
5.375% due 01/12/24 ~	950,000	1,042,833
Deutsche Bank AG (Germany)
1.354% (USD LIBOR + 1.230%) due 02/27/23 §	300,000	303,412
2.129% due 11/24/26	215,000	218,490
2.625% due 12/16/24 ~	GBP 200,000	279,317
3.035% due 05/28/32	$300,000	304,637
Digital Realty Trust LP REIT 3.600% due 07/01/29	500,000	547,372
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	657,000
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	117,563
EPR Properties REIT 5.250% due 07/15/23	400,000	421,107
Equinix Inc REIT
2.000% due 05/15/28	109,000	108,811
2.900% due 11/18/26	150,000	159,186
F&G Global Funding 1.750% due 06/30/26 ~	45,000	45,305
GE Capital Funding LLC
3.450% due 05/15/25	300,000	323,683
4.400% due 05/15/30	200,000	231,859
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	250,000	300,267
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	216,739
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	200,000	191,908
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	214,534
HSBC Holdings PLC (United Kingdom)
4.041% due 03/13/28	300,000	332,137
4.950% due 03/31/30	600,000	713,913
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	919,005
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	794,717
International Lease Finance Corp 5.875% due 08/15/22	150,000	156,912
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	227,603
5.017% due 06/26/24 ~	370,000	399,605
JPMorgan Chase & Co
2.083% due 04/22/26	1,270,000	1,306,749
2.522% due 04/22/31	670,000	683,924
3.109% due 04/22/51	350,000	356,143
3.509% due 01/23/29	150,000	163,287
4.203% due 07/23/29	170,000	193,498
4.452% due 12/05/29	70,000	80,675
4.950% due 06/01/45	50,000	65,434
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	39,876
Life Storage LP REIT due 10/15/31 #	75,000	74,335
Lloyds Banking Group PLC (United Kingdom)
1.412% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	591,857
4.375% due 03/22/28	$600,000	682,939
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	185,000	183,466
Mastercard Inc 3.850% due 03/26/50	110,000	130,999
Mid-America Apartments LP REIT 3.600% due 06/01/27	205,000	226,326
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	300,000	314,112

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Morgan Stanley
2.188% due 04/28/26	$430,000	$444,142
2.699% due 01/22/31	80,000	82,536
3.622% due 04/01/31	880,000	970,403
3.737% due 04/24/24	100,000	104,954
3.772% due 01/24/29	10,000	11,073
4.431% due 01/23/30	10,000	11,554
4.457% due 04/22/39	150,000	181,589
5.000% due 11/24/25	840,000	960,728
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	968,927
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	217,257
NatWest Group PLC (United Kingdom) 4.445% due 05/08/30	200,000	228,996
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	200,000	199,977
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	39,910
New York Life Insurance Co 3.750% due 05/15/50 ~	150,000	168,298
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	202,231
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	50,217
Office Properties Income Trust REIT 2.400% due 02/01/27	90,000	88,998
4.500% due 02/01/25	50,000	53,618
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	917,049
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	4,000	4,144
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	20,044
Royal Bank of Canada (Canada)
1.150% due 06/10/25	130,000	130,300
1.600% due 04/17/23	90,000	91,761
Sabra Health Care LP REIT 3.200% due 12/01/31	50,000	49,031
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	749,812
4.500% due 07/17/25	330,000	363,724
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	238,724
Skandinaviska Enskilda Banken AB (Sweden) 5.625% due 05/13/22 ~	400,000	409,010
Societe Generale SA (France)
1.488% due 12/14/26 ~	300,000	296,776
1.792% due 06/09/27 ~	300,000	298,503
4.250% due 04/14/25 ~	200,000	216,130
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	850,975
Standard Chartered PLC (United Kingdom) 1.456% due 01/14/27 ~	500,000	492,513
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	52,648
4.900% due 09/15/44 ~	40,000	52,125
6.850% due 12/16/39 ~	18,000	27,220
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	30,678
The Goldman Sachs Group Inc
2.383% due 07/21/32	80,000	79,259
3.200% due 02/23/23	60,000	62,177
3.850% due 07/08/24	160,000	172,300
4.017% due 10/31/38	120,000	138,044
4.223% due 05/01/29	470,000	531,496
4.250% due 10/21/25	1,845,000	2,044,190
5.150% due 05/22/45	420,000	551,435
6.250% due 02/01/41	290,000	423,088

	Principal Amount	Value
The Norinchukin Bank (Japan) 2.080% due 09/22/31 ~	$300,000	$297,229
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	620,000	621,625
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	200,000	197,807
1.750% due 04/21/22 ~	200,000	201,448
3.491% due 05/23/23 ~	260,000	265,060
4.125% due 09/24/25 ~	480,000	530,533
7.000% due 01/31/24 ~	450,000	491,245
UDR Inc REIT
1.900% due 03/15/33	30,000	27,932
2.100% due 08/01/32	200,000	192,278
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	1,050,000	1,067,070
VEREIT Operating Partnership LP REIT
3.400% due 01/15/28	700,000	757,473
3.950% due 08/15/27	200,000	224,386
Visa Inc
3.150% due 12/14/25	80,000	86,791
4.300% due 12/14/45	290,000	364,508
Wells Fargo & Co
2.188% due 04/30/26	80,000	82,601
2.393% due 06/02/28	900,000	929,025
2.879% due 10/30/30	110,000	114,941
3.000% due 10/23/26	1,080,000	1,158,180
3.450% due 02/13/23	40,000	41,641
3.584% due 05/22/28	100,000	109,556
3.750% due 01/24/24	50,000	53,464
4.400% due 06/14/46	30,000	35,699
4.478% due 04/04/31	1,460,000	1,700,825
4.750% due 12/07/46	110,000	137,920
4.900% due 11/17/45	50,000	63,373
5.013% due 04/04/51	820,000	1,102,064
5.375% due 11/02/43	80,000	106,262
5.606% due 01/15/44	400,000	540,907
WP Carey Inc REIT
2.250% due 04/01/33	55,000	52,662
2.400% due 02/01/31	75,000	74,115

		69,238,005

Industrial - 1.8%

3M Co
2.375% due 08/26/29	60,000	62,291
3.050% due 04/15/30	10,000	10,820
3.700% due 04/15/50	330,000	377,325
Ball Corp 3.125% due 09/15/31	80,000	79,106
Carrier Global Corp
2.700% due 02/15/31	10,000	10,304
2.722% due 02/15/30	10,000	10,352
3.577% due 04/05/50	10,000	10,643
CSX Corp 3.800% due 11/01/46	70,000	79,290
Deere & Co
3.100% due 04/15/30	20,000	21,767
3.750% due 04/15/50	60,000	71,711
Eaton Corp
2.750% due 11/02/22	130,000	133,386
4.150% due 11/02/42	80,000	94,285
Flex Ltd 4.875% due 05/12/30	800,000	928,544
General Dynamics Corp
3.500% due 05/15/25	10,000	10,858
4.250% due 04/01/40	10,000	12,200
4.250% due 04/01/50	30,000	37,976
General Electric Co
3.450% due 05/01/27	215,000	235,938
3.625% due 05/01/30	30,000	33,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
6.750% due 03/15/32	$30,000	$41,072
6.875% due 01/10/39	98,000	146,231
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	30,975
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	95,010
Kansas City Southern 4.700% due 05/01/48	47,000	58,414
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	77,258
5.054% due 04/27/45	60,000	78,556
Lockheed Martin Corp
2.800% due 06/15/50	95,000	94,060
3.100% due 01/15/23	20,000	20,631
3.550% due 01/15/26	70,000	76,988
4.500% due 05/15/36	30,000	37,240
Masco Corp 2.000% due 10/01/30	125,000	120,987
Norfolk Southern Corp 3.050% due 05/15/50	80,000	79,902
Northrop Grumman Corp
2.930% due 01/15/25	40,000	42,392
3.250% due 01/15/28	480,000	519,696
5.250% due 05/01/50	180,000	252,757
Otis Worldwide Corp
2.056% due 04/05/25	30,000	31,012
3.112% due 02/15/40	85,000	87,307
Raytheon Technologies Corp
3.750% due 11/01/46	95,000	105,625
3.950% due 08/16/25	60,000	66,103
4.125% due 11/16/28	290,000	330,276
4.500% due 06/01/42	60,000	73,635
Republic Services Inc 2.500% due 08/15/24	50,000	52,376
SYNNEX Corp 2.650% due 08/09/31 ~	400,000	391,669
Textron Inc 2.450% due 03/15/31	700,000	702,318
The Boeing Co
1.433% due 02/04/24	90,000	90,140
2.196% due 02/04/26	70,000	70,532
2.700% due 02/01/27	410,000	424,596
2.800% due 03/01/27	30,000	31,290
3.100% due 05/01/26	465,000	491,723
3.200% due 03/01/29	90,000	93,719
3.250% due 02/01/35	290,000	290,282
3.550% due 03/01/38	20,000	20,354
3.750% due 02/01/50	600,000	606,789
5.150% due 05/01/30	1,100,000	1,291,724
Union Pacific Corp
2.150% due 02/05/27	50,000	51,920
2.400% due 02/05/30	230,000	236,404
3.750% due 07/15/25	120,000	131,540
3.750% due 02/05/70	70,000	78,822
3.839% due 03/20/60	180,000	206,879

		9,949,358

Technology - 1.3%

Analog Devices Inc due 10/01/41 #	55,000	55,086
Apple Inc
2.450% due 08/04/26	250,000	264,671
3.450% due 02/09/45	140,000	155,236
Broadcom Inc 2.450% due 02/15/31 ~	500,000	484,591
3.137% due 11/15/35 ~	1,230,000	1,227,270
3.187% due 11/15/36 ~	26,000	25,953
3.469% due 04/15/34 ~	300,000	309,202
4.150% due 11/15/30	494,000	547,650

	Principal Amount	Value
CGI Inc (Canada)
1.450% due 09/14/26 ~	$300,000	$297,021
2.300% due 09/14/31 ~	90,000	87,529
Dell International LLC 6.200% due 07/15/30	200,000	256,105
Intel Corp
1.600% due 08/12/28	130,000	129,618
3.050% due 08/12/51	60,000	59,721
3.700% due 07/29/25	50,000	54,748
4.750% due 03/25/50	90,000	117,741
Leidos Inc 2.300% due 02/15/31	35,000	34,240
Microchip Technology Inc
0.972% due 02/15/24 ~	120,000	120,114
0.983% due 09/01/24 ~	90,000	89,918
Micron Technology Inc 2.497% due 04/24/23	50,000	51,526
Microsoft Corp
2.525% due 06/01/50	510,000	491,606
2.675% due 06/01/60	5,000	4,856
2.921% due 03/17/52	10,000	10,359
3.041% due 03/17/62	25,000	26,460
3.300% due 02/06/27	200,000	221,328
3.450% due 08/08/36	10,000	11,455
NVIDIA Corp
2.850% due 04/01/30	30,000	32,165
3.500% due 04/01/40	70,000	77,705
3.500% due 04/01/50	570,000	639,635
3.700% due 04/01/60	40,000	46,726
NXP BV (China)
2.500% due 05/11/31 ~	85,000	85,854
3.250% due 05/11/41 ~	90,000	93,070
Oracle Corp
1.650% due 03/25/26	310,000	314,535
2.875% due 03/25/31	340,000	350,115
Roper Technologies Inc 1.750% due 02/15/31	100,000	95,440
Texas Instruments Inc 1.750% due 05/04/30	20,000	19,808
VMware Inc
1.400% due 08/15/26	100,000	99,596
4.700% due 05/15/30	165,000	194,634
Xilinx Inc 2.375% due 06/01/30	55,000	56,148

		7,239,435

Utilities - 1.3%

Alabama Power Co 1.450% due 09/15/30	400,000	380,105
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	203,912
Appalachian Power Co 4.500% due 03/01/49	40,000	49,013
Atmos Energy Corp due 02/15/52 #	60,000	57,445
Berkshire Hathaway Energy Co 2.850% due 05/15/51	100,000	95,723
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	21,908
3.950% due 04/01/50	10,000	11,425
Consumers Energy Co 3.250% due 08/15/46	45,000	47,414
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	79,511
Duke Energy Corp 3.400% due 06/15/29	185,000	200,169
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	21,971

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Edison International 5.750% due 06/15/27	$70,000	$80,657
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	118,217
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	300,000	298,436
2.250% due 07/12/31 ~	300,000	296,229
3.625% due 05/25/27 ~	200,000	221,536
Entergy Arkansas LLC
2.650% due 06/15/51	45,000	42,026
3.050% due 06/01/23	300,000	310,186
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	48,885
Evergy Inc 2.900% due 09/15/29	130,000	136,521
Exelon Generation Co LLC 3.250% due 06/01/25	300,000	320,062
FirstEnergy Corp 7.375% due 11/15/31	490,000	670,594
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	144,927
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	46,589
ITC Holdings Corp 2.950% due 05/14/30 ~	65,000	68,266
New York State Electric & Gas Corp 2.150% due 10/01/31 ~	300,000	296,291
NextEra Energy Capital Holdings Inc 1.900% due 06/15/28	300,000	300,378
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	81,379
2.450% due 12/02/27 ~	90,000	91,389
OGE Energy Corp 0.703% due 05/26/23	35,000	35,004
Oklahoma Gas and Electric Co 0.553% due 05/26/23	45,000	45,002
Pacific Gas and Electric Co
1.367% due 03/10/23	85,000	84,722
1.750% due 06/16/22	80,000	79,880
2.100% due 08/01/27	20,000	19,531
2.500% due 02/01/31	30,000	28,578
2.950% due 03/01/26	50,000	51,365
3.150% due 01/01/26	200,000	206,758
3.300% due 08/01/40	10,000	9,242
3.450% due 07/01/25	85,000	88,813
3.500% due 08/01/50	20,000	18,229
3.750% due 02/15/24	600,000	626,139
3.750% due 08/15/42	33,000	29,959
PacifiCorp 4.150% due 02/15/50	80,000	95,423
Southern California Edison Co
1.200% due 02/01/26	95,000	94,219
4.125% due 03/01/48	60,000	65,496
Southern Power Co 5.150% due 09/15/41	70,000	85,753
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	229,636
WEC Energy Group Inc 1.800% due 10/15/30	800,000	766,965

		7,401,878

Total Corporate Bonds & Notes (Cost $187,328,673)		193,153,937

SENIOR LOAN NOTES - 3.2%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 1.834% (USD LIBOR + 1.750%) due 09/04/27 §	218,247	217,610

	Principal Amount	Value
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	$79,800	$79,930

		297,540

Communications - 0.4%

Altice France SA Term B-12 (France) 3.814% (USD LIBOR + 3.689%) due 01/31/26 §	239,718	236,272
Charter Communications Operating LLC Term B-1 1.840% (USD LIBOR + 1.750%) due 04/30/25 §	215,745	215,696
Term B-2 1.840% (USD LIBOR + 1.750%) due 02/01/27 §	198,734	197,695
CSC Holdings LLC Term B 2.334% (USD LIBOR + 2.250%) due 01/15/26 §	49,872	49,295
Term B-5 2.584% (USD LIBOR + 2.500%) due 04/15/27 §	29,550	29,255
Delta Topco Inc Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	39,900	40,004
Go Daddy Operating Co LLC Term B-2 1.835% (USD LIBOR + 1.750%) due 02/15/24 §	49,482	49,234
iHeartCommunications Inc Term B 3.084% (USD LIBOR + 3.000%) due 05/01/26 §	226,906	225,558
Level 3 Financing Inc Term B 1.834% (USD LIBOR + 1.750%) due 03/01/27 §	183,972	181,985
Nexstar Broadcasting Inc Term B-4 2.586% (USD LIBOR + 2.500%) due 09/19/26 §	233,922	233,984
Terrier Media Buyer Inc Term B 3.584% (USD LIBOR + 3.500%) due 12/17/26 §	248,125	247,901
Univision Communications Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/24/26 §	137,646	137,625
Virgin Media Bristol LLC Term N 2.584% (USD LIBOR + 2.500%) due 01/31/28 §	220,000	218,778
Zayo Group Holdings Inc Term B 3.084% (USD LIBOR + 3.000%) due 03/09/27 §	100,000	99,245
Ziggo Financing Partnership Term I (Netherlands) 2.584% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	99,064

		2,261,591

Consumer, Cyclical - 0.8%

Air Canada Term B (Canada) 4.250% (USD LIBOR + 3.500%) due 08/11/28 §	110,000	110,619
Alterra Mountain Co Term B 4.000% (USD LIBOR + 3.500%) due 08/17/28 §	77,980	77,882
Caesars Resort Collection LLC 3.585% (USD LIBOR + 3.500%) due 07/20/25 §	69,300	69,465
Term B 2.834% (USD LIBOR + 2.750%) due 12/22/24 §	755,284	751,704
Clarios Global LP Term B 3.334% (USD LIBOR + 3.250%) due 04/30/26 §	163,011	162,451

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Four Seasons Hotels Ltd Term B (Canada) 2.087% (USD LIBOR + 2.000%) due 11/30/23 §	$98,328	$98,185
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	49,625	49,930
GVC Holdings Gibraltar Ltd Term B-4 (United Kingdom) 3.000% (USD LIBOR + 2.500%) due 03/16/27 §	69,825	69,810
Harbor Freight Tools USA Inc Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	119,200	119,288
Hilton Worldwide Finance LLC Term B-2 1.833% (USD LIBOR + 1.750%) due 06/21/26 §	240,000	238,230
IRB Holding Corp Term B due 02/05/25 ¥	248,072	248,072
Nascar Holdings LLC Term B 2.584% (USD LIBOR + 2.500%) due 10/18/26 §	207,072	207,202
PCI Gaming Authority Term B 2.584% (USD LIBOR + 2.500%) due 05/31/26 §	34,208	34,122
Petco Health & Wellness Co Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	233,825	233,992
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	250,000	250,937
Pilot Travel Centers LLC Term B due 08/06/28 ¥	490,000	488,950
Restaurant Brands International Inc Term B (Canada) 1.837% (USD LIBOR + 1.750%) due 11/19/26 §	196,500	194,237
Scientific Games International Inc Term B-5 2.834% (USD LIBOR + 2.750%) due 08/14/24 §	339,918	338,708
Station Casinos LLC Term B-1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	119,360	118,218
The Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	119,700	119,990
UFC Holdings LLC Term B-3 3.500% (USD LIBOR + 2.750%) due 04/29/26 §	236,971	236,759
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	218,900	220,900
Whatabrands LLC Term B 3.750% (USD LIBOR + 3.250%) due 08/03/28 §	300,000	300,075

		4,739,726

Consumer, Non-Cyclical - 1.1%

AlixPartners LLP Term B 3.250% (USD LIBOR + 2.750%) due 02/04/28 §	248,750	248,299
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	296,903	297,478
APi Group DE Inc Term B 2.584% (USD LIBOR + 2.500%) due 10/01/26 §	229,535	228,627
Bausch Health Americas Inc Term B 2.834% (USD LIBOR + 2.750%) due 11/27/25 §	216,054	215,649
3.084% (USD LIBOR + 3.000%) due 06/01/25 §	205,880	205,855

	Principal Amount	Value
Belron Finance US LLC Term B 2.375% (USD LIBOR + 2.250%) due 11/13/25 §	$348,210	$346,904
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	216,482	216,469
Eyecare Partners LLC 3.882% (USD LIBOR + 3.750%) due 02/20/27 §	49,323	49,121
Froneri US Inc Term B (United Kingdom) 2.334% (USD LIBOR + 2.250%) due 01/31/27 §	208,119	205,924
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	188,799	189,507
Garda World Security Corp Term B (Canada) 4.340% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	34,436
Global Medical Response Inc Term B 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	330,642	332,059
Grifols Worldwide Operations USA Inc Term B (Spain) 2.072% (USD LIBOR + 2.000%) due 11/15/27 §	216,845	213,637
Horizon Therapeutics USA Inc Term B-2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	233,825	233,727
ICON Luxembourg SARL Term B (Luxembourg) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	223,592	224,617
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 §	309,225	309,998
LifePoint Health Inc Term B 3.834% (USD LIBOR + 3.750%) due 11/16/25 §	253,232	253,121
Mozart Borrower LP Term B due 09/30/28 ¥	270,000	268,650
Option Care Health Inc 3.834% (USD LIBOR + 3.750%) due 08/06/26 §	78,600	78,669
PAREXEL International Corp Term B 2.834% (USD LIBOR + 2.750%) due 09/27/24 §	90,000	89,962
Phoenix Guarantor Inc Term B
3.336% (USD LIBOR + 3.250%) due 03/05/26 §	223,589	222,541
3.585% (USD LIBOR + 3.500%) due 03/05/26 §	79,600	79,227
Phoenix Newco Inc due 08/11/28 ¥	70,000	70,097
PPD Inc Term B 2.500% (USD LIBOR + 2.000%) due 01/13/28 §	208,950	208,858
PRA Health Sciences Inc Term B 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	55,708	55,963
Prime Security Services Borrower LLC Term B-1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	251,369	251,369
Reynolds Consumer Products LLC Term B 1.834% (USD LIBOR + 1.750%) due 02/04/27 §	195,981	195,655
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 ± §	190,000	189,287

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Trans Union LLC Term B-5 1.834% (USD LIBOR + 1.750%) due 11/15/26 §	$100,494	$99,967
Triton Water Holdings Inc Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 §	229,425	229,389
US Foods Inc Term B 1.834% (USD LIBOR + 1.750%) due 06/27/23 §	33,710	33,543
Verscend Holding Corp Term B 4.084% (USD LIBOR + 4.000%) due 08/27/25 §	109,471	109,772

		5,988,377

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.632% (USD LIBOR + 2.566%) due 02/02/27 §	28,271	28,021

Financial - 0.4%

AmWINS Group Inc Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	218,350	217,191
Asurion LLC
Term B-7 3.084% (USD LIBOR + 3.000%) due 11/03/24 §	216,960	214,926
Term B-8 3.334% (USD LIBOR + 3.250%) due 12/23/26 §	248,149	244,763
Term B-9 3.334% (USD LIBOR + 3.250%) due 07/31/27 §	59,700	58,894
Avolon (US) LLC Term B-5 (Ireland) 2.750% (USD LIBOR + 2.250%) due 12/01/27 §	49,625	49,703
Citadel Securities LP Term B 2.584% (USD LIBOR + 2.500%) due 02/02/28 §	233,452	231,664
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	227,621	228,576
FleetCor Technologies Operating Co LLC Term B 1.834% (USD LIBOR + 1.750%) due 04/30/28 §	129,675	129,513
Focus Financial Partners LLC Term B-3 2.084% (USD LIBOR + 2.000%) due 07/03/24 §	78,306	77,860
Hudson River Trading LLC Term B 3.085% (USD LIBOR + 3.000%) due 03/18/28 §	69,650	69,367
Jane Street Group LLC Term B 2.834% (USD LIBOR + 2.750%) due 01/26/28 §	197,560	195,852
The Edelman Financial Engines Center LLC Term B 4.250% (USD LIBOR + 3.500%) due 04/07/28 §	58,503	58,462
VFH Parent LLC 3.088% (USD LIBOR + 3.000%) due 03/01/26 §	183,559	183,536
Zebra Buyer LLC Term B due 04/22/28 ¥	160,000	160,720

		2,121,027

Industrial - 0.2%

AECOM Term B 1.834% (USD LIBOR + 1.750%) due 04/13/28 §	39,900	39,959

	Principal Amount	Value
Berry Global Inc Term Z 1.856% (USD LIBOR + 1.750%) due 07/01/26 §	$104,552	$104,111
Brookfield WEC Holdings Inc 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	39,700	39,470
Energizer Holdings Inc 2.750% (USD LIBOR + 2.250%) due 12/22/27 §	39,800	39,856
Genesee & Wyoming Inc 2.132% (USD LIBOR + 2.000%) due 12/30/26 §	341,276	339,587
Quikrete Holdings Inc
Term B 2.584% (USD LIBOR + 2.500%) due 01/31/27 §	248,106	246,365
Term B-1 due 06/11/28 § ¥	120,000	119,758
TransDigm Inc Term F 2.334% (USD LIBOR + 2.250%) due 12/09/25 §	9,924	9,811
XPO Logistics Inc Term B 1.833% (USD LIBOR + 1.750%) due 02/23/25 §	215,000	214,182

		1,153,099

Technology - 0.3%

athenahealth Inc Term B-1 4.333% (USD LIBOR + 4.250%) due 02/11/26 §	176,064	176,768
Dcert Buyer Inc 4.084% (USD LIBOR + 4.000%) due 10/16/26 §	207,148	207,444
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	103,790	103,899
Magenta Buyer LLC 5.750% (USD LIBOR + 5.000%) due 07/27/28 §	400,000	400,600
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	179,100	179,484
Project Sky Merger Sub Inc Term B due 08/10/28 ¥	90,000	90,028
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	99,501	98,850
RealPage Inc Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	270,000	269,417

		1,526,490

Total Senior Loan Notes (Cost $18,102,272)		18,115,871

MORTGAGE-BACKED SECURITIES - 26.5%

Collateralized Mortgage Obligations - Commercial - 4.1%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	976,859
ACRE Commercial Mortgage Ltd (Cayman)
0.917% (USD LIBOR + 0.830%) due 12/18/37 ~ §	479,422	479,430
1.487% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	180,001
AREIT Trust 2.784% (SOFR + 2.734%) due 04/15/37 ~ §	333,047	335,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Ashford Hospitality Trust 1.084% (USD LIBOR + 1.000%) due 06/15/35 ~ §	$600,000	$600,792
BAMLL Re-REMIC Trust
2.267% due 11/26/47 ~ §	190,000	189,218
5.968% due 08/10/45 ~ §	1,624,540	605,141
BBCMS Trust (IO) 1.433% due 07/15/54 §	1,948,263	193,109
Benchmark Mortgage Trust (IO)
1.262% due 08/15/57 §	2,154,135	150,577
1.739% due 10/15/53 §	1,635,292	174,574
BPR Trust 1.334% (USD LIBOR + 1.250%) due 02/15/29 ~ §	320,000	320,292
BX Commercial Mortgage Trust
0.884% (USD LIBOR + 0.800%) due 12/15/36 ~ §	359,422	360,109
2.035% (USD LIBOR + 1.951%) due 03/15/37 ~ §	630,000	630,945
2.134% (USD LIBOR + 2.050%) due 11/15/35 ~ §	98,000	98,405
3.667% due 03/11/44 ~ §	230,000	236,294
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	764,880
Cold Storage Trust 0.984% (USD LIBOR + 0.900%) due 11/15/37 ~ §	570,135	571,940
Commercial Mortgage Trust
2.398% due 01/10/38 ~ §	300,000	301,247
3.545% due 02/10/36 ~	1,000,000	1,077,527
4.451% due 02/10/48 §	90,000	92,406
CSMC Trust
2.257% due 08/15/37 ~	1,000,000	1,028,696
4.024% (USD LIBOR + 3.024%) due 12/15/21 ~ §	430,000	430,786
4.139% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	562,159
4.373% due 09/15/37 ~	830,000	688,850
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	1,005,881
DBUBS Mortgage Trust 5.545% due 08/10/44 ~ §	61,246	61,495
Fannie Mae
3.273% due 02/25/29	30,000	33,202
3.610% due 02/25/31	70,000	80,883
3.700% due 01/25/36	100,000	113,968
Fannie Mae (IO) 2.251% due 01/25/31 §	5,000,000	693,775
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.291% due 11/25/30 §	3,235,000	321,935
1.306% due 10/25/30 §	2,700,000	270,407
1.364% due 12/25/29	1,490,000	131,537
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	416,759
Freddie Mac Multifamily Structured Credit Risk 1.850% (SOFR + 1.800%) due 07/25/41 ~ §	378,758	380,258
FREMF Mortgage Trust
2.233% (USD LIBOR + 2.150%) due 01/25/26 ~ §	198,611	199,324
3.690% due 01/25/26 ~ §	350,000	359,705
4.003% due 01/25/50 ~ §	415,000	455,883
4.068% due 12/25/46 ~ §	300,000	316,139
FRR Re-REMIC Trust 0.422% due 10/27/46 ~	100,000	97,750
Government National Mortgage Association 2.768% due 11/16/47 §	55,046	57,291

	Principal Amount	Value
Government National Mortgage Association (IO)
0.355% due 01/16/53 §	$4,429,910	$56,823
0.522% due 04/16/47 §	2,571,944	45,448
GS Mortgage Securities Trust
1.234% (USD LIBOR + 1.150%) due 05/15/26 ~ §	570,000	571,548
1.634% (USD LIBOR + 1.550%) due 09/15/31 ~ §	1,120,000	990,717
JP Morgan Chase Commercial Mortgage Securities Trust
3.085% (USD LIBOR + 3.000%) due 01/16/37 ~ §	323,000	315,390
4.085% (USD LIBOR + 4.000%) due 01/16/37 ~ §	255,000	245,374
4.334% (USD LIBOR + 4.250%) due 12/15/36 ~ §	280,000	250,205
6.059% due 02/12/49 §	46,000	52,081
6.834% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	239,341
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	190,742
MF1 Ltd (Cayman) 2.214% (SOFR + 2.164%) due 07/15/35 ~ §	641,811	648,072
MHC Trust 0.934% (USD LIBOR + 0.850%) due 05/15/23 ~ §	620,000	621,626
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	22,937	11,262
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	409,832
PFP Ltd (Cayman) 1.485% (USD LIBOR + 1.400%) due 04/14/38 ~ §	261,987	261,924
SLG Office Trust 2.585% due 07/15/41 ~	235,000	243,478
VASA Trust 0.984% (USD LIBOR + 0.900%) due 07/15/39 ~ §	610,000	611,061
VLS Commercial Mortgage Trust 2.453% due 10/10/42 ~	390,000	392,045
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	86,535	88,012
Wells Fargo Commercial Mortgage Trust 1.234% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	201,559
Wells Fargo Commercial Mortgage Trust (IO)
1.396% due 03/15/50 §	4,439,799	251,504
1.684% due 08/15/54 §	1,299,022	154,715
WFRBS Commercial Mortgage Trust 3.841% due 06/15/46 §	240,000	246,897

		23,145,301

Collateralized Mortgage Obligations - Residential - 7.3%

Alternative Loan Trust
0.426% (USD LIBOR + 0.340%) due 07/25/46 § Ω	1,748	27,930
0.506% (USD LIBOR + 0.420%) due 05/25/35 §	186,924	183,968
2.607% due 06/25/37 §	51,981	47,980
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,333,936	327,055
Anchor Mortgage Trust 2.600% due 10/25/26 ~	340,000	344,210
Banc of America Funding Trust 2.778% due 05/25/35 §	10,950	11,376
Bayview Financing Trust 3.152% (USD LIBOR + 3.000%) due 11/10/22 ~ ± §	242,258	242,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
BCAP LLC Trust
0.484% due 03/28/37 ~ §	$1,009,081	$1,004,868
4.801% due 03/26/37 ~	23,725	24,781
Bear Stearns Adjustable Rate Mortgage Trust
2.579% due 08/25/33 §	16,848	17,022
2.691% due 01/25/35 §	158,495	167,966
2.806% due 10/25/36 §	3,435	3,392
Bear Stearns ALT-A Trust
2.622% due 05/25/35 §	10,682	10,795
2.973% due 11/25/36 §	41,338	27,761
BVRT Financing Trust 1.863% (USD LIBOR + 1.750%) due 11/10/32 ~ ± §	51,969	51,969
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	287,608
CFMT LLC 1.374% due 02/25/31 ~ §	665,000	664,487
Chase Mortgage Finance Trust
2.368% due 02/25/37 §	103,979	106,485
2.739% due 09/25/36 §	39,832	36,181
ChaseFlex Trust 0.386% (USD LIBOR + 0.300%) due 08/25/37 §	253,953	238,609
Chevy Chase Funding LLC
0.336% (USD LIBOR + 0.250%) due 08/25/35 ~ §	9,501	9,489
0.606% due 05/25/35 ~ §	655,341	612,325
Citigroup Mortgage Loan Trust Inc 2.210% (US Treasury + 2.150%) due 09/25/35 §	4,075	4,306
Countrywide Home Loan Mortgage Pass-Through Trust 0.726% (USD LIBOR + 0.640%) due 03/25/35 §	6,449	6,369
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	31,715	29,754
CSMC Trust
1.538% due 02/25/66 ~ §	494,581	494,763
1.668% due 09/27/60 ~ §	602,878	605,127
1.830% (USD LIBOR + 1.750%) due 07/25/47 ~ §	188,705	190,392
2.000% due 01/25/60 ~ §	527,571	537,208
Downey Saving & Loan Association Mortgage Loan Trust 0.267% (USD LIBOR + 0.180%) due 04/19/47 §	70,690	83,223
Eurosail-UK PLC (United Kingdom) 1.017% (GBP LIBOR + 0.950%) due 06/13/45 ~ §	GBP 489,923	660,798
Fannie Mae
1.625% (US PRIME - 1.625%) due 11/25/23 §	$21,188	21,225
3.500% due 11/25/57	1,004,420	1,066,223
5.500% due 04/25/35	288,759	330,536
Fannie Mae (IO)
2.500% due 01/25/49	900,000	128,763
4.000% due 03/25/43	146,168	14,684
4.000% due 04/25/43	551,960	57,153
5.914% (6.000% - USD LIBOR) due 11/25/45 §	1,084,748	218,064
6.014% (6.100% - USD LIBOR) due 09/25/46 §	302,538	53,570
Fannie Mae Connecticut Avenue Securities
2.436% (USD LIBOR + 2.350%) due 01/25/31 §	261,491	265,574
4.086% (USD LIBOR + 4.000%) due 05/25/30 §	450,000	470,390
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ §	300,000	300,017
3.650% due 02/25/24 ~ ±	630,000	632,322
4.450% due 01/25/26 ~ §	500,000	497,913

	Principal Amount	Value
Freddie Mac (IO)
2.000% due 10/25/50	$94,499	$12,305
2.500% due 09/25/50	92,162	13,591
3.500% due 04/15/43	173,364	18,700
4.000% due 04/15/43	75,895	1,648
6.016% (6.100% - USD LIBOR) due 08/15/44 §	152,473	28,207
Freddie Mac REMICS
3.000% due 08/15/48	71,126	73,603
8.000% due 04/15/30	45,960	53,998
Freddie Mac REMICS (IO) 2.500% due 09/25/50	82,937	11,065
Freddie Mac Structured Agency Credit Risk Debt Notes
2.350% (SOFR + 2.300%) due 08/25/33 ~ §	620,000	635,880
2.386% (USD LIBOR + 2.300%) due 01/25/50 ~ §	160,000	160,236
3.236% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,144,335
4.086% (USD LIBOR + 4.000%) due 08/25/24 §	125,957	129,149
Government National Mortgage Association
0.390% (USD LIBOR + 0.300%) due 05/20/68 §	304,199	304,192
0.537% (USD LIBOR + 0.450%) due 07/20/70 §	318,185	320,387
0.590% (USD LIBOR + 0.500%) due 06/20/69 §	164,648	165,860
0.690% (USD LIBOR + 0.600%) due 07/20/65 §	661,663	666,760
0.890% (USD LIBOR + 0.800%) due 06/20/66 §	555,465	563,173
0.890% (USD LIBOR + 0.800%) due 07/20/66 §	904,749	916,626
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	545,753	552,572
1.367% (USD LIBOR + 1.280%) due 01/20/71 §	996,227	1,057,776
1.367% (USD LIBOR + 1.280%) due 02/20/71 §	688,687	732,031
2.819% due 09/20/66 §	660,444	701,302
Government National Mortgage Association (IO)
0.616% due 03/20/71 §	10,747,811	574,202
2.500% due 08/20/50	188,209	25,348
2.500% due 09/20/50	95,383	13,337
2.500% due 10/20/50	190,241	26,393
4.000% due 11/20/44	469,357	67,274
4.500% due 11/16/45	185,948	32,957
6.015% (6.100% - USD LIBOR) due 10/16/46 §	173,535	48,520
6.063% (6.150% - USD LIBOR) due 02/20/46 §	978,459	202,621
Great Hall Mortgages PLC (United Kingdom) 0.252% (USD LIBOR + 0.130%) due 06/18/39 ~ §	182,155	179,993
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	616,446
GSR Mortgage Loan Trust
6.000% due 11/25/35	410,524	261,381
6.000% due 07/25/37	216,897	186,488
HarborView Mortgage Loan Trust
0.246% (0.320% - USD LIBOR) due 05/25/38 §	219,117	201,152
0.427% (USD LIBOR + 0.340%) due 12/19/36 §	126,871	121,827
0.527% (USD LIBOR + 0.440%) due 05/19/35 §	178,920	173,331
2.623% due 02/25/36 §	36,677	16,103
3.041% due 08/19/36 §	92,893	92,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 1,054,018	$1,427,018
JP Morgan Mortgage Trust
2.299% due 07/25/35 §	$15,322	16,005
3.500% due 10/25/48 ~ §	348,795	355,376
5.750% due 01/25/36	11,710	7,778
Ludgate Funding PLC (United Kingdom) 0.245% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 408,422	531,830
Merrill Lynch Mortgage Investors Trust 2.242% due 11/25/35 §	$222,692	227,128
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	619,703	646,065
Morgan Stanley Resecuritization Trust 0.809% (US FED + 0.710%) due 12/27/46 ~ §	1,651,100	1,509,544
MRA Issuance Trust 1.834% (USD LIBOR + 1.750%) due 02/16/22 ~ §	460,000	460,285
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	129,476	130,556
3.500% due 12/25/57 ~ §	613,475	632,405
Nomura Resecuritization Trust 6.061% due 06/26/35 ~ §	1,842,237	1,858,663
OBX Trust 0.736% (USD LIBOR + 0.650%) due 06/25/57 ~ §	603,118	603,992
PRPM LLC 2.115% due 01/25/26 ~ §	326,308	327,232
Radnor RE Ltd (Bermuda) 2.750% (SOFR + 2.700%) due 12/27/33 ~ §	590,000	591,390
RALI Trust 6.000% due 03/25/37	742,253	715,573
RBSSP Resecuritization Trust 2.106% due 12/25/35 ~ §	1,502	1,505
Reperforming Loan REMIC Trust
0.426% (USD LIBOR + 0.340%) due 06/25/35 ~ §	21,770	21,150
0.426% (USD LIBOR + 0.340%) due 01/25/36 ~ §	125,691	124,074
Ripon Mortgages PLC (United Kingdom) 0.868% (GBP LIBOR + 0.800%) due 08/20/56 ~ §	GBP 583,571	789,793
Seasoned Credit Risk Transfer Trust
3.500% due 05/25/57	$324,661	344,758
3.500% due 06/25/57	333,637	355,784
4.250% due 09/25/60 ~	620,000	649,603
Silverstone Master Issuer PLC (United Kingdom) 0.704% (USD LIBOR + 0.570%) due 01/21/70 ~ §	495,000	495,197
Towd Point Mortgage Funding PLC (United Kingdom)
0.950% (SONIA + 0.900%) due 05/20/45 ~ §	GBP 1,185,574	1,604,722
0.950% (SONIA + 0.900%) due 07/20/45 ~ §	1,248,600	1,688,070
1.097% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	906,064	1,231,538
Tower Bridge Funding No 3 PLC (United Kingdom) 1.272% (GBP LIBOR + 1.200%) due 12/20/61 ~ §	292,195	394,436
Two 3.580% (USD LIBOR + 3.000%) due 03/25/22 ± §	$500,000	500,000
WaMu Mortgage Pass-Through Certificates Trust 3.093% due 02/25/37 §	100,174	100,085

	Principal Amount	Value
ZH Trust 2.253% due 02/18/27 ~	$200,000	$200,721

		40,762,183

Fannie Mae - 11.0%

due 05/31/31 # ±	350,000	357,766
due 10/01/36 - 12/01/51 #	10,395,000	10,670,074
due 11/01/51 #	11,900,000	12,053,690
0.970% due 07/01/27	1,186,595	1,164,880
1.090% due 04/01/28	506,000	495,639
1.275% due 04/01/30	742,041	724,335
1.293% (US FED + 1.200%) due 10/01/44 §	5,445	5,570
1.370% due 03/01/30	660,000	647,110
1.410% due 12/01/30	1,210,000	1,183,224
1.440% due 01/01/31	1,142,000	1,122,924
1.460% due 12/01/30	715,000	702,255
1.560% due 01/01/31	500,000	495,158
1.902% (USD LIBOR + 1.507%) due 11/01/32 §	24,580	24,549
2.000% due 01/01/51 - 07/01/51	3,586,409	3,615,571
2.043% (US Treasury + 2.043%) due 09/01/35 §	11,959	12,169
2.112% (USD LIBOR + 1.737%) due 12/01/35 §	4,396	4,403
2.310% due 08/01/22	478,992	482,753
2.422% (US Treasury + 2.360%) due 11/01/34 §	16,783	17,891
2.500% due 09/01/36 - 08/01/51	3,182,708	3,321,789
2.550% due 10/01/30	160,000	171,276
2.790% due 08/01/29	100,000	108,106
2.810% due 04/01/25	30,000	31,874
3.000% due 09/01/28 - 07/01/60	6,200,929	6,577,916
3.160% due 05/01/29	38,793	42,655
3.500% due 12/01/34 - 03/01/60	6,713,263	7,261,613
3.610% due 01/01/37	475,372	534,768
4.000% due 06/01/25 - 06/01/57	3,916,695	4,244,415
4.031% (US FED + 1.926%) due 12/01/36 §	1,100	1,175
4.500% due 06/01/24 - 09/01/57	2,542,988	2,787,341
5.000% due 02/01/35 - 01/01/59	816,093	919,783
5.500% due 04/01/22 - 05/01/58	1,450,215	1,693,380
6.000% due 02/01/33 - 07/01/41	169,573	199,886

		61,675,938

Freddie Mac - 1.7%

1.595% (USD LIBOR + 1.345%) due 09/01/35 §	3,091	3,235
1.983% (USD LIBOR + 1.730%) due 06/01/35 §	27,012	28,592
2.000% due 09/01/41 - 06/01/51	2,144,772	2,168,096
2.120% (USD LIBOR + 1.870%) due 09/01/35 §	6,078	6,113
2.345% (US Treasury + 2.250%) due 11/01/31 §	937	944
2.375% (US Treasury + 2.250%) due 04/01/32 §	5,951	6,001
2.500% due 12/01/50 - 08/01/51	1,270,696	1,321,742
3.000% due 09/01/32 - 09/01/51	1,856,652	1,969,120
3.500% due 04/01/33 - 06/01/46	866,049	937,134
4.000% due 11/01/33 - 04/01/49	2,228,943	2,416,543
4.500% due 11/01/44 - 05/01/50	158,676	173,670
5.000% due 08/01/48 - 01/01/49	279,813	308,260
5.500% due 03/01/23 - 05/01/40	319,504	371,914
6.000% due 03/01/23	1,723	1,931

		9,713,295

Government National Mortgage Association - 2.4%

due 10/20/51 #	500,000	522,422
1.910% (US Treasury + 1.839%) due 08/20/71 §	249,893	274,338

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.000% due 12/20/50	$380,596	$386,678
2.500% due 12/20/50 - 08/20/51	3,349,310	3,468,263
2.815% due 07/20/71 §	249,691	260,122
2.932% due 10/20/70 §	442,218	463,878
3.000% due 09/15/42 - 07/20/51	1,516,390	1,628,120
3.500% due 03/20/45 - 01/20/51	3,655,449	3,936,568
4.000% due 11/20/47 - 08/20/50	1,330,141	1,416,887
4.500% due 06/20/48 - 12/20/50	1,067,532	1,143,178
5.000% due 10/15/38 - 04/15/39	84,838	98,553

		13,599,007

Total Mortgage-Backed Securities (Cost $150,473,586)		148,895,724

ASSET-BACKED SECURITIES - 6.6%

AccessLex Institute 0.429% (USD LIBOR + 0.300%) due 05/25/36 §	609,063	599,483
ACE Securities Corp Home Equity Loan Trust 1.061% (USD LIBOR + 0.975%) due 07/25/35 §	246,870	247,311
ACRES Commercial Realty Ltd 1.284% (USD LIBOR + 1.200%) due 06/15/36 ~ §	470,000	470,558
Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	291,802	291,590
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	330,563
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	538,052
Ameriquest Mortgage Securities Inc 0.956% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	250,453
2.141% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	364,173
AMSR Trust 2.006% due 11/17/37 ~	365,000	363,093
2.327% due 10/17/38 ~	128,000	127,349
Applebee’s Funding LLC 4.194% due 06/05/49 ~	267,300	273,152
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	221,180
Argent Securities Inc
0.906% (USD LIBOR + 0.820%) due 02/25/34 §	486,247	478,646
1.211% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	472,838
Asset-Backed Funding Certificates Trust 0.786% (USD LIBOR + 0.700%) due 06/25/34 §	40,919	40,388
Basic Asset-Backed Securities Trust 0.706% (USD LIBOR + 0.620%) due 04/25/36 §	129,027	128,987
Bear Stearns Asset-Backed Securities I Trust
0.286% (USD LIBOR + 0.200%) due 12/25/36 §	56,233	56,234
0.326% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,759	1,229,163
1.091% (USD LIBOR + 1.005%) due 06/25/35 §	196,206	195,469
Business Jet Securities LLC
2.918% due 04/15/36 ~	284,186	286,173
2.981% due 11/15/35 ~	501,857	509,248
Carlyle Global Market Strategies CLO Ltd 1.075% (USD LIBOR + 0.950%) due 08/14/30 ~ §	300,000	299,631
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	99,625	102,393

	Principal Amount	Value
CBAM Ltd (Cayman) 1.154% (USD LIBOR + 1.020%) due 04/17/31 ~ §	$800,000	$800,640
CFMT LLC 0.946% due 12/26/30 ~ §	309,331	310,200
Citigroup Mortgage Loan Trust 0.536% (USD LIBOR + 0.450%) due 11/25/45 ~ §	126,057	126,017
CLNC Ltd (Cayman) 1.414% (USD LIBOR + 1.364%) due 08/20/35 ~ §	900,000	900,879
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	372,880
Countrywide Asset-Backed Certificates
0.226% (USD LIBOR + 0.140%) due 07/25/37 §	263,717	250,293
0.686% (USD LIBOR + 0.600%) due 06/25/36 §	329,615	328,019
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	665,000	666,556
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	116,139
DataBank Issuer 2.060% due 02/27/51 ~	250,000	250,115
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	215,424	228,649
Drive Auto Receivables Trust 3.180% due 10/15/26	575,000	591,741
Finance of America HECM Buyout
0.875% due 02/25/31 ~ §	388,069	388,453
1.588% due 02/25/31 ~ §	200,000	199,911
First Franklin Mortgage Loan Trust 0.206% (USD LIBOR + 0.120%) due 11/25/36 §	591,144	571,068
Foundation Finance Trust 1.270% due 05/15/41 ~	253,172	252,358
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	210,802
Freed ABS Trust 0.660% due 03/20/28 ~	353,868	354,087
Freedom 4.480% (USD LIBOR + 4.400%) due 03/25/22 ~ ± §	500,000	500,000
Gallatin CLO IX Ltd (Cayman) 1.184% (USD LIBOR + 1.050%) due 01/21/28 ~ §	368,425	368,609
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	503,441
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	150,000	150,526
1.140% due 11/17/25 ~	145,000	145,793
1.640% due 10/15/26 ~	75,000	75,498
GSAA Home Equity Trust
0.286% (USD LIBOR + 0.200%) due 03/25/37 §	399,515	158,099
1.136% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	269,153
6.000% due 08/25/47	185,140	181,213
Hildene Community Funding CDO Ltd (Cayman) 3.250% due 11/01/35 ~	280,000	279,300
Home Equity Asset Trust
0.986% (USD LIBOR + 0.900%) due 11/25/34 §	133,039	133,299
1.031% (USD LIBOR + 0.945%) due 12/25/35 §	620,000	618,842
Jamestown CLO XV Ltd (Cayman) 1.466% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,101,418
JP Morgan Mortgage Acquisition Trust 0.386% (USD LIBOR + 0.300%) due 01/25/37 §	160,000	157,246

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
LFT CRE Ltd (Cayman) 2.034% (USD LIBOR + 1.950%) due 06/15/39 ~ §	$250,000	$250,953
LoanCore Issuer Ltd (Cayman) 1.214% (USD LIBOR + 1.130%) due 05/15/28 ~ §	151,977	151,977
LP LMS 3.228% due 10/15/28 ~ ±	363,629	367,535
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	430,000	438,512
Mastr Asset-Backed Securities Trust 0.306% (USD LIBOR + 0.220%) due 10/25/36 §	599,137	274,369
Merrill Lynch Mortgage Investors Trust 0.406% (USD LIBOR + 0.320%) due 04/25/37 §	354,309	240,819
National Collegiate Student Loan Trust 0.446% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	830,506
Navient Student Loan Trust
1.236% (USD LIBOR + 1.150%) due 07/26/66 ~ §	150,000	153,437
1.436% (USD LIBOR + 1.350%) due 06/25/65 ~ §	295,128	304,740
New Century Home Equity Loan Trust 0.806% (USD LIBOR + 0.720%) due 10/25/35 §	783,003	779,714
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~	423,442	425,676
3.844% due 12/25/25 ~	308,205	311,909
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	197,094	198,951
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	126,933
Oportun Funding LLC 2.200% due 05/15/24 ~	183,532	184,183
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	105,333
Option One Mortgage Loan Trust 0.216% (USD LIBOR + 0.130%) due 07/25/37 §	794,388	691,490
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	593,839	595,455
Progress Residential Trust 2.106% due 04/17/38 ~	565,000	558,155
RASC Trust 0.426% (USD LIBOR + 0.340%) due 04/25/37 §	200,000	196,387
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	198,266
3.040% due 03/17/31 ~	191,000	190,868
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	100,512
SBA Small Business Investment Cos 3.548% due 09/10/28	192,937	207,524
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	344,048
Securitized Asset-Backed Receivables LLC Trust
0.216% (USD LIBOR + 0.130%) due 05/25/37 §	63,502	55,681
0.366% (USD LIBOR + 0.280%) due 05/25/36 §	155,252	105,253
SLM Student Loan Trust
0.295% (USD LIBOR + 0.170%) due 01/25/40 §	600,000	587,553
0.786% (USD LIBOR + 0.670%) due 12/17/68 ~ §	620,000	621,654

	Principal Amount	Value
SMB Private Education Loan Trust
1.584% (USD LIBOR + 1.500%) due 04/15/32 ~ §	$524,570	$529,257
1.590% due 01/15/53 ~	340,000	339,861
2.310% due 01/15/53 ~	150,000	152,264
Soundview Home Loan Trust 0.406% (USD LIBOR + 0.320%) due 11/25/36 §	85,996	86,012
Structured Asset Investment Loan Trust 0.806% (USD LIBOR + 0.720%) due 07/25/35 §	228,201	228,369
STWD Ltd (Cayman) 1.244% (SOFR + 1.194%) due 07/15/38 ~ §	900,000	901,350
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	178,748	187,080
Towd Point Mortgage Trust
3.184% due 10/25/53 ~ §	300,000	318,333
3.250% due 10/25/57 ~ §	180,000	189,579
3.384% due 11/25/60 ~ §	610,000	631,250
4.000% due 11/25/47 ~	238,078	240,601
TRTX Issuer Ltd (Cayman) 1.314% (SOFR + 1.264%) due 10/15/34 ~ §	900,000	900,585
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	450,531
United States Small Business Administration
2.690% due 07/01/44	52,692	55,670
2.980% due 04/01/39	53,427	57,734
Upstart Securitization Trust 0.870% due 03/20/31 ~	301,548	302,177
VCAT LLC 2.289% due 12/26/50 ~	557,938	560,008
VOLT XCII LLC 1.893% due 02/27/51 ~	126,403	126,532
VOLT XCIII LLC 1.893% due 02/27/51 ~	487,238	489,252
VOLT XCIV LLC 2.240% due 02/27/51 ~	326,681	327,308
Wachovia Mortgage Loan Trust 0.776% (USD LIBOR + 0.690%) due 10/25/35 §	953,797	932,240

Total Asset-Backed Securities (Cost $35,469,524)		37,041,757

U.S. TREASURY OBLIGATIONS - 20.4%

U.S. Treasury Bonds - 10.6%

1.125% due 08/15/40	870,000	748,948
1.250% due 05/15/50	5,280,000	4,321,144
1.375% due 08/15/50	7,215,000	6,090,475
1.625% due 11/15/50	20,450,000	18,378,639
1.683% due 05/15/31	1,450,000	1,234,810
1.750% due 08/15/41	1,600,000	1,530,000
1.875% due 02/15/41	3,675,000	3,596,045
1.875% due 02/15/51	5,085,000	4,850,613
2.000% due 02/15/50	960,000	943,425
2.000% due 08/15/51	680,000	668,100
2.250% due 05/15/41	1,520,000	1,581,037
2.250% due 08/15/46	50,000	51,654
2.250% due 08/15/49	420,000	435,487
2.375% due 05/15/51	2,560,000	2,732,800
2.875% due 05/15/43	1,700,000	1,951,480
2.875% due 08/15/45	1,300,000	1,499,367
2.875% due 05/15/49	260,000	304,241
3.000% due 05/15/42	1,800,000	2,105,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.000% due 08/15/48	$300,000	$357,539
3.125% due 02/15/43	1,300,000	1,549,488
3.125% due 08/15/44	1,800,000	2,154,727
3.375% due 05/15/44	900,000	1,118,918
3.500% due 02/15/39	150,000	187,055
3.625% due 02/15/44	69,000	88,840
3.875% due 08/15/40	190,000	249,227
4.250% due 05/15/39	200,000	272,687
4.625% due 02/15/40	400,000	571,859

		59,573,832

U.S. Treasury Inflation Protected Securities - 0.2%

1.375% due 02/15/44 ^	538,839	740,955

U.S. Treasury Notes - 9.6%

0.250% due 11/15/23	10,000	9,988
0.250% due 05/31/25	480,000	472,012
0.250% due 06/30/25	1,500,000	1,473,633
0.250% due 07/31/25	4,000,000	3,924,375
0.250% due 10/31/25	4,620,000	4,515,148
0.375% due 11/30/25	210,000	206,038
0.375% due 01/31/26	130,000	127,237
0.500% due 02/28/26	11,540,000	11,347,516
0.500% due 10/31/27	1,675,000	1,607,935
0.625% due 11/30/27	1,320,000	1,275,141
0.750% due 03/31/26	180,000	178,763
0.750% due 04/30/26	3,100,000	3,076,750
0.750% due 08/31/26	320,000	316,625
0.875% due 06/30/26	669,000	666,700
1.000% due 07/31/28	2,200,000	2,157,719
1.125% due 02/29/28	3,800,000	3,776,992
1.125% due 08/31/28	1,310,000	1,294,751
1.250% due 03/31/28	670,000	670,183
1.250% due 04/30/28	3,950,000	3,948,148
1.250% due 05/31/28	2,310,000	2,306,932
1.250% due 06/30/28	3,785,000	3,777,460
1.250% due 09/30/28	120,000	119,503
1.250% due 08/15/31	2,340,000	2,283,511
1.625% due 05/15/31	1,020,000	1,032,112
1.750% due 07/31/24	3,400,000	3,522,852

		54,088,024

Total U.S. Treasury Obligations (Cost $115,641,659)		114,402,811

FOREIGN GOVERNMENT BONDS & NOTES - 5.4%

Abu Dhabi Government International (United Arab Emirates) 3.125% due 09/30/49 ~	1,030,000	1,036,613
Argentine Republic Government International (Argentina)
0.500% due 07/09/30	417,100	154,002
1.000% due 07/09/29	18,460	7,061
2.500% due 07/09/41	250,000	92,317
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/23	BRL 940,000	174,162
10.000% due 01/01/25	7,112,000	1,298,934
Brazilian Government (Brazil)
4.625% due 01/13/28	$270,000	284,414
5.625% due 01/07/41	120,000	121,645
5.625% due 02/21/47	900,000	903,780
Chile Government (Chile) 2.550% due 01/27/32	200,000	198,666
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	480,997
3.380% due 11/21/24 ~	500,000	79,712
3.390% due 05/21/25 ~	1,000,000	160,132
Colombia Government (Colombia)
4.000% due 02/26/24	$300,000	313,969
4.125% due 02/22/42	200,000	180,304

	Principal Amount	Value
4.500% due 01/28/26	$300,000	$322,249
5.625% due 02/26/44	200,000	209,178
Egypt Government (Egypt) 5.577% due 02/21/23 ~	200,000	206,221
Indonesia Government (Indonesia) 3.500% due 01/11/28	900,000	978,350
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 30,036,000,000	2,124,293
7.000% due 05/15/27	14,454,000,000	1,083,608
7.500% due 06/15/35	1,622,000,000	120,184
Israel Government (Israel) 4.125% due 01/17/48	$600,000	722,936
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 290,905,454	2,672,111
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	$380,000	376,008
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	270,000	299,266
Mexican Bonos (Mexico) 7.750% due 11/13/42	MXN 104,460,000	5,012,663
8.000% due 11/07/47	31,600,000	1,544,714
8.500% due 05/31/29	2,780,000	144,216
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	193,446
3.771% due 05/24/61	200,000	177,967
4.125% due 01/21/26	200,000	223,982
4.350% due 01/15/47	500,000	502,415
4.500% due 01/31/50	200,000	205,040
Panama Government (Panama)
2.252% due 09/29/32	300,000	282,996
4.500% due 04/16/50	200,000	218,442
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	704,597
Peruvian Government (Peru)
5.625% due 11/18/50	$95,000	128,938
5.940% due 02/12/29 ~	PEN 1,300,000	316,352
6.350% due 08/12/28 ~	2,000,000	500,359
6.550% due 03/14/37	$350,000	473,328
Qatar Government (Qatar) 4.817% due 03/14/49 ~	800,000	1,030,906
Republic of Poland Government (Poland) 4.000% due 01/22/24	370,000	399,502
Russian Federal (Russia)
6.900% due 05/23/29	RUB 34,809,000	471,434
7.000% due 08/16/23	26,040,000	357,240
7.050% due 01/19/28	107,902,000	1,476,271
7.250% due 05/10/34	5,970,000	81,321
7.650% due 04/10/30	39,790,000	563,872
7.700% due 03/16/39	65,580,000	931,105

Total Foreign Government Bonds & Notes (Cost $32,300,564)		30,542,218

MUNICIPAL BONDS - 0.2%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$95,000	95,893
New York State Urban Development Corp 1.346% due 03/15/26	700,000	704,245
Regents of the University of California Medical Center Pooled Revenue ‘N’ 3.706% due 05/15/20	120,000	128,577
State of California 7.625% due 03/01/40	180,000	299,707

Total Municipal Bonds (Cost $1,223,678)		1,228,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.2%

U. S. Government Agency Issue - 0.1%

Federal Home Loan Banks 0.000% due 10/01/21	$580,000	$580,000

Corporate Notes - 0.1%

Pacific Gas and Electric Co 1.500% (USD LIBOR + 1.375%) due 11/15/21 §	330,000	330,142

	Shares
Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	8,049,205	8,049,205

	Principal Amount

Repurchase Agreements - 2.2%

Citigroup
0.040% due 10/01/21 (Dated 09/30/21, Repurchase price of $6,300,007: collateralized by US Treasury Notes: 2.625% due 06/30/23 and value $6,470,269)	$6,300,000	6,300,000
Deutsche Bank
0.040% due 10/04/21 (Dated 09/30/21, Repurchase price of $6,100,027: collateralized by US Treasury Bonds: 4.625% due 02/15/40 and value $6,262,993)	6,100,000	6,100,000

		12,400,000

U.S. Cash Management Bills - 1.6%

0.025% due 01/04/22	200,000	199,987
0.025% due 01/11/22	3,800,000	3,799,731
0.040% due 01/25/22	4,900,000	4,899,368

		8,899,086

	Principal Amount	Value

U.S. Treasury Bills - 0.8%

0.043% due 03/10/22	$1,800,000	$1,799,660
0.043% due 03/17/22	1,200,000	1,199,764
0.043% due 03/24/22	1,600,000	1,599,671

		4,599,095

Total Short-Term Investments (Cost $34,857,197)		34,857,528

TOTAL INVESTMENTS - 102.9% (Cost $575,397,153)		578,238,268

DERIVATIVES - (0.1%)		(673,608)

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(15,611,285)

NET ASSETS - 100.0%		$561,953,375

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	34.4%
Mortgage-Backed Securities	26.5%
U.S. Treasury Obligations	20.4%
Asset-Backed Securities	6.6%
Short-Term Investments	6.2%
Foreign Government Bonds & Notes	5.4%
Senior Loan Notes	3.2%
Others (each less than 3.0%)	0.2%

	102.9%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	(2.8%	)

	100.0%

(b)

An investment with a value of $27,930 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/21	54	$3,988,935	$3,906,360	($82,575)
Australia 10-Year Bonds	12/21	36	3,750,187	3,681,993	(68,194)
CAD FX	12/21	11	873,764	868,890	(4,874)
EUR FX	12/21	34	5,038,494	4,930,000	(108,494)
Euro-Bobl	12/21	7	1,100,488	1,094,073	(6,415)
Eurodollar	03/22	97	24,187,154	24,214,838	27,684
Eurodollar	06/23	63	15,630,627	15,626,363	(4,264)
Eurodollar	09/23	13	3,219,540	3,217,175	(2,365)
Eurodollar	12/23	422	104,361,911	104,292,025	(69,886)
Euro-OAT	12/21	11	2,151,917	2,114,510	(37,407)
JPY FX	12/21	14	1,593,156	1,571,675	(21,481)
Long Gilt	12/21	1	174,086	168,627	(5,459)
MXN FX	12/21	46	1,138,801	1,103,770	(35,031)
RUB FX	12/21	7	235,567	237,300	1,733
U.S. Treasury 5-Year Notes	12/21	648	80,011,778	79,536,939	(474,839)
U.S. Treasury 10-Year Notes	12/21	161	21,446,849	21,189,110	(257,739)
U.S. Treasury Long Bonds	12/21	353	57,678,375	56,204,219	(1,474,156)
U.S. Treasury Ultra 10-Year Notes	12/21	6	884,870	871,500	(13,370)

					(2,637,132)

Short Futures Outstanding
Euro-Bund	12/21	50	10,021,766	9,835,550	186,216
Euro-Buxl	12/21	6	1,455,806	1,413,233	42,573
Eurodollar	12/21	248	61,846,579	61,894,600	(48,021)
Japan 10-Year Bonds	12/21	3	4,094,295	4,080,237	14,058
Long Gilt	12/21	2	345,687	337,254	8,433
U.S. Treasury 2-Year Notes	12/21	63	13,871,187	13,863,445	7,742
U.S. Treasury 10-Year Notes	12/21	445	59,292,823	58,566,174	726,649
U.S. Treasury Long Bonds	12/21	1	164,202	159,219	4,983
U.S. Treasury Ultra Long Bonds	12/21	13	2,571,241	2,483,813	87,428

					1,030,061

Total Futures Contracts					($1,607,071)

(d)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	2,029,925	USD	1,502,351	10/21	JPM	$—	($34,732)
AUD	943,000	USD	685,480	10/21	SCB	—	(3,724)
AUD	231,000	USD	166,161	11/21	UBS	864	—
BRL	4,465,032	USD	857,045	10/21	JPM	—	(37,634)
BRL	479,417	USD	91,196	10/21	MSC	—	(3,415)
BRL	4,465,032	USD	820,868	10/21	UBS	—	(1,458)
BRL	4,465,032	USD	841,855	11/21	UBS	—	(26,264)
CAD	7,068,819	USD	5,627,924	10/21	CIT	—	(47,132)
CAD	4,160,000	USD	3,351,239	10/21	GSC	—	(66,943)
CAD	1,000,000	USD	787,402	12/21	GSC	2,112	—
CLP	316,624,149	USD	442,311	11/21	DUB	—	(53,314)
CNH	7,582,497	USD	1,170,680	10/21	JPM	3,478	—
EUR	2,802,000	USD	3,247,378	10/21	SCB	—	(1,438)
EUR	3,500,000	USD	4,106,462	12/21	MSC	—	(45,584)
GBP	1,712,636	USD	2,370,629	10/21	GSC	—	(62,967)
GBP	309,000	USD	417,924	11/21	BRC	—	(1,564)
GBP	232,000	USD	317,288	11/21	HSB	—	(4,681)
GBP	99,000	USD	136,578	11/21	UBS	—	(3,181)
IDR	6,028,157,034	USD	408,467	10/21	JPM	11,673	—
INR	32,903,342	USD	434,988	10/21	CIT	7,217	—
INR	32,903,342	USD	438,069	01/22	CIT	—	(436)
JPY	155,358,283	USD	1,415,556	10/21	JPM	—	(19,465)
MXN	11,537,000	USD	561,452	10/21	JPM	—	(2,942)
MXN	38,993,283	USD	1,920,878	10/21	MSC	—	(37,091)
MXN	11,537,000	USD	563,784	01/22	HSB	—	(13,808)
RUB	279,717,313	USD	3,685,097	10/21	MSC	147,156	—
USD	578,364	AUD	788,000	10/21	HSB	8,667	—
USD	820,868	BRL	4,465,032	10/21	JPM	1,458	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	845,810	BRL	4,465,032	10/21	UBS	$26,400	$—
USD	1,162,995	CNH	7,582,497	10/21	JPM	—	(11,163)
USD	1,162,674	CNH	7,582,497	01/22	JPM	—	(3,065)
USD	2,116,999	EUR	1,782,279	10/21	BNP	51,760	—
USD	358,439	EUR	303,000	10/21	CIT	7,334	—
USD	7,141,796	EUR	6,005,000	10/21	MSC	183,428	—
USD	3,309,703	EUR	2,802,000	10/21	SCB	63,763	—
USD	3,249,131	EUR	2,802,000	11/21	SCB	1,417	—
USD	10,729,253	GBP	7,735,000	11/21	SCB	306,784	—
USD	442,547	INR	32,903,342	10/21	CIT	342	—
USD	79,848	JPY	8,800,000	11/21	BRC	753	—
USD	982,663	MXN	19,940,000	10/21	CIT	19,351	—
USD	572,272	MXN	11,537,000	10/21	HSB	13,762	—
USD	4,462,341	MXN	90,177,216	10/21	MSC	105,831	—
USD	896,172	PEN	3,311,802	10/21	HSB	95,384	—
USD	387,493	PEN	1,582,247	11/21	HSB	5,136	—
USD	525,550	PEN	1,934,811	12/21	HSB	58,724	—
USD	308,484	PEN	1,275,180	01/22	JPM	1,677	—
USD	311,063	ZAR	4,736,125	10/21	MSC	—	(2,647)
ZAR	4,736,125	USD	325,596	10/21	GSC	—	(11,886)
ZAR	4,736,125	USD	307,120	01/22	MSC	2,645	—

Total Forward Foreign Currency Contracts						$1,127,116	($496,534)

(e)	Purchased options outstanding as of September 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Put - JPY versus USD	JPY 107.80	11/10/21	MSC	$3,166,000	$14,874	$2,100
Put - NZD versus USD	$0.71	11/22/21	GSC	1,120,000	18,314	4,652
Put - AUD versus USD	0.73	11/22/21	GSC	740,000	7,441	8,299
Put - CAD versus USD	CAD 1.27	11/22/21	BNP	1,450,000	12,689	16,636

					$53,318	$31,687

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (10/21)	$131.75	10/08/21	CME	2	$263,500	$722	$656
Call - U.S. Treasury 10-Year Notes (10/21)	132.25	10/08/21	CME	2	264,500	878	313
Call - U.S. Treasury 10-Year Notes (10/21)	132.50	10/08/21	CME	2	265,000	847	187
Call - U.S. Treasury 30-Year Bonds (10/21)	160.00	10/08/21	CME	2	320,000	2,191	1,281
Call - U.S. Treasury 30-Year Bonds (10/21)	160.50	10/08/21	CME	3	481,500	2,958	1,406
Call - U.S. Treasury 30-Year Bonds (10/21)	161.50	10/08/21	CME	2	323,000	2,191	469
Call - U.S. Treasury 30-Year Bonds (10/21)	162.50	10/08/21	CME	2	325,000	2,004	219
Call - U.S. Treasury 10-Year Notes (11/21)	131.50	10/22/21	CME	12	1,578,000	7,052	7,500
Call - U.S. Treasury 10-Year Notes (11/21)	132.25	10/22/21	CME	3	396,750	1,318	891
Call - U.S. Treasury 10-Year Notes (11/21)	132.50	10/22/21	CME	5	662,500	2,712	1,094
Call - U.S. Treasury 30-Year Bonds (11/21)	159.00	10/22/21	CME	6	954,000	8,760	9,187
Call - U.S. Treasury 30-Year Bonds (11/21)	159.50	10/22/21	CME	4	638,000	5,319	5,125
Call - U.S. Treasury 30-Year Bonds (11/21)	160.00	10/22/21	CME	2	320,000	2,503	2,125
Call - U.S. Treasury 30-Year Bonds (11/21)	161.00	10/22/21	CME	23	3,703,000	32,009	16,172
Call - U.S. Treasury 30-Year Bonds (11/21)	162.00	10/22/21	CME	14	2,268,000	18,212	6,125
Call - EUR-FX (11/21)	1.18	11/05/21	CME	2	295,000	1,480	600
Call - JPY-FX (11/21)	89.50	11/05/21	CME	2	223,750	1,493	2,100
Call - JPY-FX (11/21)	90.00	11/05/21	CME	1	112,500	665	725

						93,314	56,175

Put - EUR-FX (10/21)	1.18	10/08/21	CME	1	147,500	777	2,512
Put - U.S. Treasury 10-Year Notes (10/21)	132.00	10/08/21	CME	4	528,000	1,788	2,500
Put - U.S. Treasury 10-Year Notes (11/21)	131.75	10/22/21	CME	4	527,000	2,351	2,563

						4,916	7,575

Total Options on Futures						$98,230	$63,750

Total Purchased Options						$151,548	$95,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(f)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - NZD versus USD	$0.73	11/22/21	GSC	$1,120,000	$6,317	($1,010)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (10/21)	$131.50	10/01/21	CME	2	$263,000	$497	($438)
Call - U.S. Treasury 10-Year Notes (10/21)	132.75	10/01/21	CME	1	132,750	76	—
Call - U.S. Treasury 10-Year Notes (10/21)	133.50	10/01/21	CME	6	801,000	1,724	—
Call - U.S. Treasury 10-Year Notes (10/21)	133.75	10/01/21	CME	6	802,500	958	—
Call - U.S. Treasury 30-Year Bonds (10/21)	160.00	10/01/21	CME	4	640,000	931	(625)
Call - CAD-FX (10/21)	80.00	10/08/21	CME	2	160,000	775	(80)
Call - U.S. Treasury 5-Year Notes (11/21)	123.00	10/22/21	CME	12	1,476,000	3,667	(2,156)
Call - U.S. Treasury 5-Year Notes (11/21)	123.50	10/22/21	CME	4	494,000	634	(219)
Call - U.S. Treasury 10-Year Notes (11/21)	131.75	10/22/21	CME	5	658,750	2,741	(2,500)
Call - U.S. Treasury 10-Year Notes (11/21)	132.00	10/22/21	CME	9	1,188,000	3,297	(3,516)
Call - U.S. Treasury 10-Year Notes (11/21)	132.75	10/22/21	CME	8	1,062,000	1,955	(1,250)
Call - U.S. Treasury 10-Year Notes (11/21)	133.00	10/22/21	CME	9	1,197,000	1,953	(984)
Call - U.S. Treasury 10-Year Notes (11/21)	133.50	10/22/21	CME	14	1,869,000	5,820	(656)
Call - U.S. Treasury 10-Year Notes (11/21)	134.00	10/22/21	CME	22	2,948,000	9,321	(688)
Call - U.S. Treasury 30-Year Bonds (11/21)	163.00	10/22/21	CME	5	815,000	1,773	(1,328)
Call - U.S. Treasury 30-Year Bonds (11/21)	164.00	10/22/21	CME	10	1,640,000	7,670	(1,563)
Call - U.S. Treasury 30-Year Bonds (11/21)	165.00	10/22/21	CME	17	2,805,000	18,924	(1,859)
Call - U.S. Treasury 30-Year Bonds (11/21)	166.00	10/22/21	CME	2	332,000	1,715	(156)
Call - EUR-FX (11/21)	1.19	11/05/21	CME	2	297,500	2,120	(225)
Call - CAD-FX (11/21)	79.00	11/05/21	CME	1	79,000	537	(690)
Call - U.S. Treasury 5-Year Notes (12/21)	123.00	11/26/21	CME	29	3,567,000	9,755	(9,742)
Call - U.S. Treasury 5-Year Notes (12/21)	123.25	11/26/21	CME	11	1,355,750	3,153	(2,578)
Call - U.S. Treasury 10-Year Notes (12/21)	132.50	11/26/21	CME	8	1,060,000	3,736	(3,875)
Call - U.S. Treasury 10-Year Notes (12/21)	134.00	11/26/21	CME	19	2,546,000	8,280	(2,672)
Call - U.S. Treasury 10-Year Notes (12/21)	134.50	11/26/21	CME	3	403,500	1,510	(281)
Call - U.S. Treasury 30-Year Bonds (12/21)	164.00	11/26/21	CME	14	2,296,000	9,679	(7,875)
Call - U.S. Treasury 30-Year Bonds (12/21)	166.00	11/26/21	CME	2	332,000	2,778	(625)
Call - Eurodollar (12/21)	99.13	12/10/21	CME	6	1,486,950	2,087	(450)
Call - Eurodollar (12/21)	99.25	12/10/21	CME	8	1,985,000	1,983	(300)

						110,049	(47,331)

Put - U.S. Treasury 5-Year Notes (11/21)	122.00	10/22/21	CME	4	488,000	634	(312)
Put - U.S. Treasury 5-Year Notes (11/21)	122.50	10/22/21	CME	5	612,500	929	(1,016)
Put - U.S. Treasury 5-Year Notes (11/21)	123.25	10/22/21	CME	8	986,000	2,244	(4,875)
Put - U.S. Treasury 10-Year Notes (11/21)	132.00	10/22/21	CME	6	792,000	3,333	(4,687)
Put - U.S. Treasury 10-Year Notes (11/21)	133.00	10/22/21	CME	1	133,000	436	(1,500)
Put - U.S. Treasury 30-Year Bonds (11/21)	158.00	10/22/21	CME	3	474,000	2,120	(2,719)
Put - U.S. Treasury 5-Year Notes (12/21)	123.50	11/26/21	CME	7	864,500	2,847	(6,453)
Put - U.S. Treasury 10-Year Notes (12/21)	132.50	11/26/21	CME	3	397,500	2,073	(4,125)
Put - U.S. Treasury 10-Year Notes (12/21)	133.00	11/26/21	CME	7	931,000	4,910	(12,031)
Put - U.S. Treasury 30-Year Bonds (12/21)	162.00	11/26/21	CME	7	1,134,000	9,769	(26,688)
Put - Eurodollar (12/21)	98.75	12/10/21	CME	8	1,975,000	4,245	(1,550)

						33,540	(65,956)

Total Options on Futures						$143,589	($113,287)

Total Written Options						$149,906	($114,297)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(g)	Swap agreements outstanding as of September 30, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 09/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.141%	EUR 400,000	$1,038	$2,801	($1,763)
Russian Federation	Q	1.000%	12/20/24	JPM	0.575%	$400,000	5,592	1,972	3,620

							6,630	4,773	1,857

				Exchange
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	1.293%	EUR 800,000	(8,440)	(4,034)	(4,406)
Apache Corp	Q	1.000%	06/20/26	ICE	1.652%	$220,000	(6,411)	(11,403)	4,992
General Electric Co	Q	1.000%	06/20/26	ICE	0.696%	400,000	5,765	2,736	3,029
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.076%	EUR 300,000	(1,650)	(1,477)	(173)

							(10,736)	(14,178)	3,442

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($4,106)	($9,405)	$5,299

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 36 5Y	Q	5.000%	06/20/26	ICE	$880,000	$82,346	$74,732	$7,614
CDX IG 37 5Y	Q	1.000%	12/20/26	ICE	37,717,500	912,218	914,684	(2,466)
CDX HY 37 5Y	Q	5.000%	12/20/26	ICE	3,230,000	304,695	309,744	(5,049)
CDX iTraxx Main 36 5Y	Q	5.000%	12/20/26	ICE	EUR 2,700,000	375,391	385,050	(9,659)

						$1,674,650	$1,684,210	($9,560)

Total Credit Default Swaps						$1,670,544	$1,674,805	($4,261)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	($64,894)	$2,294	($67,188)
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	(15,664)	—	(15,664)

						(80,558)	2,294	(82,852)

			Exchange
3.350%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	50,000,000	(95,712)	2,683	(98,395)
3.700%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	32,000,000	(52,064)	(1,092)	(50,972)
0.190%	3-Month USD-LIBOR	S / Q	CME	06/15/22	$5,492,000	4,431	(25)	4,456
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	24,569	—	24,569
0.000%	1-Day JPY-TONAR	A / A	LCH	03/17/24	JPY 1,300,000,000	10,936	19,440	(8,504)
0.820%	3-Month USD-LIBOR	S / Q	CME	06/04/24	$27,829,000	(61,923)	—	(61,923)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	JPY 120,000,000	(5,119)	—	(5,119)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(4,606)	111	(4,717)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	166,000,000	24,776	25,805	(1,029)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	29,804	26,769	3,035

						(124,908)	73,691	(198,599)

Total Interest Rate Swaps - Long						($205,466)	$75,985	($281,451)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.450%	3-Month USD-LIBOR	S / Q	CME	05/15/27	$6,272,000	$237,392	($15,869)	$253,261
0.710%	1-Day USD-SOFR	A / A	CME	05/15/27	5,461,000	55,711	12,349	43,362
1.250%	3-Month USD-LIBOR	S / Q	CME	02/15/28	4,111,000	(3,415)	4,113	(7,528)
1.350%	3-Month USD-LIBOR	S / Q	CME	02/15/28	14,870,000	(106,708)	33,106	(139,814)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 260,000,000	(68,167)	(95,871)	27,704
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(8,032)	—	(8,032)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	13,260,000	(10,284)	45	(10,329)
0.560%	1-Day USD-SOFR	A / A	CME	07/20/45	$1,380,000	279,910	12,421	267,489
0.740%	1-Day USD-SOFR	A / A	CME	08/19/45	640,000	106,891	—	106,891
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(81,208)	—	(81,208)
1.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	$683,000	120,051	6,648	113,403
1.200%	3-Month USD-LIBOR	S / Q	CME	02/15/47	901,000	120,043	4,963	115,080
1.225%	3-Month USD-LIBOR	S / Q	CME	02/15/47	362,000	46,304	416	45,888
1.520%	1-Day USD-SOFR	A / A	CME	02/15/47	1,529,000	15,282	(10,719)	26,001
1.600%	3-Month USD-LIBOR	S / Q	CME	02/15/47	458,000	22,017	2,697	19,320
1.630%	3-Month USD-LIBOR	S / Q	CME	02/15/47	1,562,000	67,996	10,383	57,613
1.729%	1-Day USD-SOFR	A / A	CME	02/15/47	240,000	(9,344)	—	(9,344)
2.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	561,000	(20,790)	8,127	(28,917)
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	8,335,000	1,812,340	2,304,860	(492,520)
1.200%	3-Month USD-LIBOR	S / Q	CME	10/07/50	751,000	108,964	3,830	105,134
0.538%	6-Month JPY-LIBOR	S / S	LCH	03/15/51	JPY 41,000,000	(1,656)	(238)	(1,418)
0.520%	6-Month JPY-LIBOR	S / S	LCH	03/16/51	12,000,000	61	—	61
0.350%	6-Month JPY-LIBOR	S / S	LCH	03/17/51	10,000,000	4,375	5,520	(1,145)
0.557%	6-Month JPY-LIBOR	S / S	LCH	03/17/51	127,700,000	(11,257)	—	(11,257)
0.565%	6-Month JPY-LIBOR	S / S	LCH	03/19/51	48,000,000	(5,197)	—	(5,197)
0.570%	6-Month JPY-LIBOR	S / S	LCH	03/19/51	10,000,000	(1,219)	—	(1,219)
0.572%	6-Month JPY-LIBOR	S / S	LCH	04/07/51	4,000,000	(598)	—	(598)
2.000%	3-Month USD-LIBOR	S / Q	CME	06/03/51	$79,000	(3,537)	822	(4,359)
2.050%	3-Month USD-LIBOR	S / Q	CME	06/07/51	236,000	(13,383)	(29)	(13,354)
1.671%	3-Month USD-LIBOR	S / Q	CME	07/09/51	1,196,000	44,055	(5,330)	49,385
0.750%	1-Day GBP-SONIA	A / A	LCH	03/16/52	GBP 1,900,000	159,700	(33,400)	193,100

						$2,856,297	$2,248,844	$607,453

Total Interest Rate Swaps						$2,650,831	$2,324,829	$326,002

Total Swap Agreements						$4,321,375	$3,999,634	$321,741

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$7,067	$3,620
Liabilities	—	(84,615)
Centrally Cleared Swap Agreements (1)
Assets	4,172,054	1,471,387
Liabilities	(179,487)	(1,068,651)

	$3,999,634	$321,741

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$193,153,937	$—	$193,153,937	$—
	Senior Loan Notes	18,115,871	—	17,926,584	189,287
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	23,145,301	—	23,145,301	—
	Collateralized Mortgage Obligations - Residential	40,762,183	—	39,335,634	1,426,549
	Fannie Mae	61,675,938	—	61,318,172	357,766
	Freddie Mac	9,713,295	—	9,713,295	—
	Government National Mortgage Association	13,599,007	—	13,599,007	—

	Total Mortgage-Backed Securities	148,895,724	—	147,111,409	1,784,315

	Asset-Backed Securities	37,041,757	—	36,174,222	867,535
	U.S. Treasury Obligations	114,402,811	—	114,402,811	—
	Foreign Government Bonds & Notes	30,542,218	—	30,542,218	—
	Municipal Bonds	1,228,422	—	1,228,422	—
	Short-Term Investments	34,857,528	8,049,205	26,808,323	—
	Derivatives:
	Credit Contracts
	Swaps	19,255	—	19,255	—
	Foreign Currency Contracts
	Futures	1,733	1,733	—	—
	Forward Foreign Currency Contracts	1,127,116	—	1,127,116	—
	Purchased Options	37,624	—	37,624	—

	Total Foreign Currency Contracts	1,166,473	1,733	1,164,740	—
	Interest Rate Contracts
	Futures	1,105,766	1,105,766	—	—
	Purchased Options	57,813	—	57,813	—
	Swaps	1,455,752	—	1,455,752	—

	Total Interest Rate Contracts	2,619,331	1,105,766	1,513,565	—

	Total Assets - Derivatives	3,805,059	1,107,499	2,697,560	—

	Total Assets	582,043,327	9,156,704	570,045,486	2,841,137

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(23,516)	—	(23,516)	—
	Foreign Currency Contracts
	Futures	(252,455)	(252,455)	—	—
	Forward Foreign Currency Contracts	(496,534)	—	(496,534)	—
	Written Options	(2,005)	—	(2,005)	—

	Total Foreign Currency Contracts	(750,994)	(252,455)	(498,539)	—

	Interest Rate Contracts
	Futures	(2,462,115)	(2,462,115)	—	—
	Written Options	(112,292)	—	(112,292)	—
	Swaps	(1,129,750)	—	(1,129,750)	—

	Total Interest Rate Contracts	(3,704,157)	(2,462,115)	(1,242,042)	—

	Total Liabilities - Derivatives	(4,478,667)	(2,714,570)	(1,764,097)	—

	Total Liabilities	(4,478,667)	(2,714,570)	(1,764,097)	—

	Total	$577,564,660	$6,442,134	$568,281,389	$2,841,137

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.5%

Basic Materials - 1.0%

ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$55,000	$58,426
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	200,000	216,496
LYB International Finance III LLC 1.250% due 10/01/25	140,000	139,969
Nucor Corp 2.000% due 06/01/25	65,000	66,947
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	458,544
Westlake Chemical Corp 0.875% due 08/15/24	25,000	25,037

		965,419

Communications - 3.0%

America Movil SAB de CV (Mexico) 3.125% due 07/16/22	230,000	234,866
Charter Communications Operating LLC
4.464% due 07/23/22	790,000	810,166
4.908% due 07/23/25	260,000	292,526
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	56,638
Expedia Group Inc 3.600% due 12/15/23	260,000	275,274
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	249,128
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	200,000	199,790
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	200,000	217,440
T-Mobile USA Inc 2.250% due 02/15/26	145,000	146,813
Verizon Communications Inc
0.850% due 11/20/25	235,000	232,575
1.450% due 03/20/26	165,000	166,553

		2,881,769

Consumer, Cyclical - 6.6%

7-Eleven Inc
0.625% due 02/10/23 ~	50,000	50,021
0.800% due 02/10/24 ~	80,000	79,989
American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	132,369	128,192
Brunswick Corp 0.850% due 08/18/24	160,000	160,034
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	410,000	417,543
Ford Motor Credit Co LLC 3.813% due 10/12/21	200,000	200,350
General Motors Co 4.875% due 10/02/23	165,000	178,410
5.400% due 10/02/23	210,000	229,091
General Motors Financial Co Inc 2.900% due 02/26/25	210,000	220,404
4.200% due 11/06/21	65,000	65,230
Harley-Davidson Financial Services Inc 2.550% due 06/09/22 ~	85,000	86,017
4.050% due 02/04/22 ~	340,000	344,143
Hasbro Inc 3.000% due 11/19/24	280,000	296,624
Hyatt Hotels Corp due 10/01/23 #	75,000	75,110
Hyundai Capital America
0.800% due 01/08/24 ~	120,000	119,517
0.875% due 06/14/24 ~	50,000	49,750
1.000% due 09/17/24 ~	60,000	59,808

	Principal Amount	Value
2.375% due 02/10/23 ~	$270,000	$276,010
2.850% due 11/01/22 ~	121,000	123,923
3.000% due 06/20/22 ~	235,000	239,083
3.950% due 02/01/22 ~	405,000	409,585
Marriott International Inc
2.300% due 01/15/22	15,000	15,060
3.125% due 02/15/23	55,000	56,387
3.600% due 04/15/24	240,000	255,807
Nissan Motor Acceptance Co LLC 2.600% due 09/28/22 ~	195,000	198,601
2.650% due 07/13/22 ~	30,000	30,460
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	230,000	239,309
Nordstrom Inc 2.300% due 04/08/24	20,000	20,003
QVC Inc 4.375% due 03/15/23	460,000	480,355
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,406
Ross Stores Inc 4.600% due 04/15/25	460,000	513,648
Stellantis Finance US Inc 1.711% due 01/29/27 ~	200,000	199,459
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	80,621	79,455
Volkswagen Group of America Finance LLC (Germany)
2.700% due 09/26/22 ~	200,000	204,542
2.900% due 05/13/22 ~	200,000	203,149

		6,345,475

Consumer, Non-Cyclical - 7.2%

AbbVie Inc 2.600% due 11/21/24	535,000	562,588
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	140,000	140,204
1.200% due 05/28/26	190,000	190,161
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	210,000	210,218
Baxalta Inc 3.600% due 06/23/22	95,000	96,783
Becton Dickinson and Co
3.363% due 06/06/24	105,000	111,679
3.734% due 12/15/24	58,000	62,702
Bunge Ltd Finance Corp 3.000% due 09/25/22	630,000	644,774
4.350% due 03/15/24	30,000	32,448
Cardinal Health Inc
3.200% due 03/15/23	210,000	218,287
3.500% due 11/15/24	270,000	289,417
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	400,000	401,105
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	285,000	284,185
Global Payments Inc 2.650% due 02/15/25	170,000	177,751
Health Care Service Corp 1.500% due 06/01/25 ~	190,000	192,892
HPHT Finance 19 Ltd (Hong Kong) 2.875% due 11/05/24 ~	200,000	209,888
Humana Inc
0.650% due 08/03/23	75,000	75,053
1.350% due 02/03/27	20,000	19,742
3.850% due 10/01/24	25,000	27,064
4.500% due 04/01/25	225,000	249,975
IHS Markit Ltd 3.625% due 05/01/24	100,000	106,545
Imperial Brands Finance PLC (United Kingdom)
3.500% due 02/11/23 ~	400,000	411,840
3.750% due 07/21/22 ~	400,000	407,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	$150,000	$149,619
PeaceHealth Obligated Group 1.375% due 11/15/25	40,000	40,358
PerkinElmer Inc
0.550% due 09/15/23	90,000	90,087
0.850% due 09/15/24	170,000	170,041
Perrigo Finance Unlimited Co 3.900% due 12/15/24	455,000	482,507
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	240,000	256,546
Royalty Pharma PLC 0.750% due 09/02/23	190,000	190,655
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	135,000	140,782
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	200,000	199,898

		6,843,694

Energy - 7.5%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	242,490
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	266,351
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	185,000	209,051
7.000% due 06/30/24	290,000	328,078
Diamondback Energy Inc
2.875% due 12/01/24	435,000	456,907
4.750% due 05/31/25	140,000	156,464
Enbridge Inc (Canada) 2.500% due 01/15/25	140,000	145,893
Energy Transfer LP
2.900% due 05/15/25	60,000	62,916
4.250% due 03/15/23	300,000	312,808
4.250% due 04/01/24	15,000	16,064
5.875% due 01/15/24	285,000	313,281
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	287,369
EQT Corp 3.000% due 10/01/22	525,000	534,896
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	45,000	45,880
2.600% due 10/15/25 ~	90,000	92,310
Kinder Morgan Inc 3.150% due 01/15/23	85,000	87,799
Pioneer Natural Resources Co 0.550% due 05/15/23	85,000	85,108
Plains All American Pipeline LP 2.850% due 01/31/23	180,000	184,061
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	250,000	254,123
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	212,597
6.250% due 03/15/22	565,000	571,503
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	200,000	201,455
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	70,000	70,783
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	315,000	336,614
4.000% due 12/21/25 ~	75,000	82,689
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	98,360
The Williams Cos Inc
3.350% due 08/15/22	120,000	122,196
3.700% due 01/15/23	375,000	387,407
Valero Energy Corp
1.200% due 03/15/24	170,000	171,949
2.700% due 04/15/23	305,000	314,912
3.650% due 03/15/25	50,000	54,126

	Principal Amount	Value
Western Midstream Operating LP 4.000% due 07/01/22	$425,000	$432,004

		7,138,444

Financial - 15.3%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	403,369
4.125% due 07/03/23	150,000	157,841
4.450% due 12/16/21	220,000	221,045
4.500% due 09/15/23	195,000	207,821
Air Lease Corp
2.250% due 01/15/23	175,000	178,861
3.500% due 01/15/22	90,000	90,781
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	125,000	128,662
3.625% due 05/01/22 ~	335,000	340,051
3.950% due 07/01/24 ~	65,000	69,039
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	400,000	402,496
Bank of America Corp
0.976% due 04/22/25	150,000	150,848
1.734% due 07/22/27	105,000	105,502
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	345,000	370,360
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	295,000	294,644
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	412,866
BPCE SA (France) 5.700% due 10/22/23 ~	200,000	219,338
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	115,000	115,122
1.000% due 04/12/24 ~	120,000	120,637
Capital One Financial Corp 3.500% due 06/15/23	130,000	136,666
CC Holdings GS V LLC REIT 3.849% due 04/15/23	445,000	467,253
Citigroup Inc 0.981% due 05/01/25	125,000	125,435
CNO Global Funding due 10/07/26 # ~	150,000	149,979
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	389,350
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	204,576
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	360,000	363,416
Crown Castle International Corp REIT 1.050% due 07/15/26	150,000	146,901
Danske Bank AS (Denmark) 5.000% due 01/12/22 ~	245,000	247,956
Deutsche Bank AG (Germany) 4.250% due 10/14/21	335,000	335,363
Equitable Financial Life Global Funding 1.400% due 07/07/25 ~	255,000	256,650
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	121,621
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	180,181
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	315,000	322,016
JPMorgan Chase & Co 0.824% due 06/01/25	140,000	140,010
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,308
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	200,000	199,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Marsh & McLennan Cos Inc 3.875% due 03/15/24	$190,000	$204,334
Mitsubishi UFJ Financial Group Inc (Japan) 0.953% due 07/19/25	220,000	220,307
Mizuho Financial Group Cayman 2 Ltd (Japan) 4.200% due 07/18/22 ~	230,000	236,424
Morgan Stanley
0.560% due 11/10/23	200,000	200,294
0.731% due 04/05/24	140,000	140,498
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	500,088
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	185,000	193,359
5.250% due 08/15/22 ~	190,000	196,850
Public Storage REIT 0.520% (SOFR + 0.470%) due 04/23/24 §	70,000	70,113
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	280,000	297,322
SBA Tower Trust REIT
1.631% due 05/15/51 ~	70,000	69,906
1.884% due 07/15/50 ~	70,000	70,952
2.836% due 01/15/50 ~	230,000	238,466
3.448% due 03/15/48 ~	320,000	324,302
Simon Property Group LP REIT
2.000% due 09/13/24	65,000	67,299
3.375% due 10/01/24	225,000	240,894
Standard Chartered PLC (United Kingdom) 3.950% due 01/11/23 ~	390,000	404,274
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	355,000	360,249
Synchrony Financial
2.850% due 07/25/22	801,000	815,656
4.250% due 08/15/24	130,000	140,528
The Goldman Sachs Group Inc
0.657% due 09/10/24	100,000	100,034
0.909% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,051
3.500% due 04/01/25	135,000	145,184
The Western Union Co 2.850% due 01/10/25	240,000	251,743
Truist Financial Corp 0.450% (SOFR + 0.400%) due 06/09/25 §	100,000	100,396
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	390,000	392,646
UniCredit SPA (Italy) 3.750% due 04/12/22 ~	240,000	243,976
Wells Fargo & Co
1.654% due 06/02/24	170,000	173,372
2.188% due 04/30/26	95,000	98,089
4.125% due 08/15/23	80,000	85,230

		14,660,366

Industrial - 3.0%

Avnet Inc 4.875% due 12/01/22	45,000	47,113
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,672
Carrier Global Corp 2.242% due 02/15/25	425,000	440,461
CNH Industrial Capital LLC 3.875% due 10/15/21	475,000	475,518
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~	200,000	198,422
5.250% due 11/15/21 ~	220,000	220,203
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	400,000	399,772
GATX Corp 4.350% due 02/15/24	75,000	80,924

	Principal Amount	Value
Martin Marietta Materials Inc 0.650% due 07/15/23	$55,000	$55,111
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	211,865
4.125% due 07/15/23 ~	265,000	280,099
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	400,000	401,942

		2,847,102

Technology - 2.3%

Analog Devices Inc due 10/01/24 #	40,000	40,115
CDW LLC 5.500% due 12/01/24	40,000	44,100
Fidelity National Information Services Inc
0.375% due 03/01/23	160,000	160,127
0.600% due 03/01/24	80,000	79,906
Fortinet Inc 1.000% due 03/15/26	95,000	93,648
Microchip Technology Inc
0.972% due 02/15/24 ~	160,000	160,152
0.983% due 09/01/24 ~	135,000	134,876
2.670% due 09/01/23	205,000	212,610
Micron Technology Inc
2.497% due 04/24/23	550,000	566,791
4.640% due 02/06/24	120,000	130,300
NXP BV (China)
2.700% due 05/01/25 ~	40,000	41,802
3.875% due 09/01/22 ~	200,000	205,986
4.625% due 06/01/23 ~	200,000	212,732
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	45,093
VMware Inc 0.600% due 08/15/23	90,000	90,141

		2,218,379

Utilities - 3.6%

Alexander Funding Trust 1.841% due 11/15/23 ~	120,000	122,347
APT Pipelines Ltd (Australia) 4.200% due 03/23/25 ~	85,000	92,500
Edison International 3.125% due 11/15/22	155,000	158,949
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	200,000	198,957
FirstEnergy Corp 3.350% due 07/15/22	240,000	243,144
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	333,048
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	138,734
Pacific Gas and Electric Co
1.750% due 06/16/22	810,000	808,788
3.500% due 06/15/25	135,000	140,860
San Diego Gas & Electric Co 1.914% due 02/01/22	13,930	13,960
Sempra Energy 2.875% due 10/01/22	25,000	25,422
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	500,000	507,078
The AES Corp 3.300% due 07/15/25 ~	155,000	164,851
Vistra Operations Co LLC 3.550% due 07/15/24 ~	480,000	505,013

		3,453,651

Total Corporate Bonds & Notes (Cost $46,557,206)		47,354,299

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 19.5%

Collateralized Mortgage Obligations - Commercial - 6.6%

Austin Fairmont Hotel Trust 1.134% (USD LIBOR + 1.050%) due 09/15/32 ~ §	$115,000	$115,120
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	138,202
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	10,714	10,731
Bank 2019-BNK 19 2.263% due 08/15/61	76,439	78,070
Bank 2019-BNK 24 2.056% due 11/15/62	90,857	92,343
BCP Trust 0.883% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	69,617
BPR Trust 1.250% (USD LIBOR + 1.150%) due 09/25/38 ~ §	105,000	105,280
BX Commercial Mortgage Trust 1.004% (USD LIBOR + 0.920%) due 10/15/36 ~ §	88,367	88,623
1.484% (USD LIBOR + 1.400%) due 06/15/38 ~ §	100,000	100,344
CGDB Commercial Mortgage Trust 1.734% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	349,610
Commercial Mortgage Trust
3.221% due 10/10/48	118,916	119,997
3.754% due 02/10/37 ~ §	120,000	121,617
3.926% due 03/10/48 §	65,000	69,661
3.961% due 03/10/47	150,000	160,163
4.353% due 08/10/30 ~	120,000	126,221
4.701% due 03/10/47	195,000	208,666
4.860% due 08/10/47 ~ §	100,000	99,722
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	28,805	28,886
2.360% due 06/15/52	98,319	100,404
Extended Stay America Trust 1.784% (USD LIBOR + 1.700%) due 07/15/38 ~ §	114,405	115,424
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	346,978
Great Wolf Trust 1.717% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	144,761
GS Mortgage Securities Corp Trust 1.684% (USD LIBOR + 1.600%) due 05/15/26 ~ §	100,000	100,249
InTown Hotel Portfolio Trust 1.034% (USD LIBOR + 0.950%) due 01/15/33 ~ §	100,000	100,135
1.584% (USD LIBOR + 1.500%) due 01/15/33 ~ §	100,000	100,175
JP Morgan Chase Commercial Mortgage Securities Trust 1.434% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	379,530
1.684% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	119,641
1.854% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	205,706
2.254% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	165,665
KIND Trust 1.834% (USD LIBOR + 1.750%) due 08/15/38 ~ §	130,000	130,318

	Principal Amount	Value
KKR Industrial Portfolio Trust 1.084% (USD LIBOR + 1.000%) due 12/15/37 ~ §	$100,000	$100,084
1.334% (USD LIBOR + 1.250%) due 12/15/37 ~ §	100,000	100,039
Merit 2020-Hill 1.484% (USD LIBOR + 1.400%) due 08/15/37 ~ §	188,607	189,014
1.784% (USD LIBOR + 1.700%) due 08/15/37 ~ §	94,303	94,580
2.434% (USD LIBOR + 2.350%) due 08/15/37 ~ §	108,449	108,883
MHC Trust 1.184% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	90,203
Morgan Stanley Capital I Trust 3.283% due 11/10/36 ~ §	255,000	254,265
3.912% due 09/09/32 ~	285,000	303,813
New Orleans Hotel Trust 1.373% (USD LIBOR + 1.289%) due 04/15/32 ~ §	385,000	383,034
Shelter Growth CRE Issuer Ltd (Cayman) 1.175% (USD LIBOR + 1.080%) due 09/15/36 ~ §	80,000	80,100
SLIDE Fund Trust 2.184% (USD LIBOR + 2.100%) due 06/15/31 ~ §	120,869	119,781
Wells Fargo Commercial Mortgage Trust 1.975% due 09/15/50	30,716	30,832
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	150,000	160,247
4.697% due 04/15/45	195,000	197,187

		6,303,921

Collateralized Mortgage Obligations - Residential - 9.4%

Angel Oak Mortgage Trust
0.909% due 01/25/66 ~ §	159,851	159,021
0.985% due 04/25/66 ~ §	124,682	125,199
1.068% due 05/25/66 ~ §	88,747	88,823
1.115% due 01/25/66 ~ §	45,870	45,890
1.261% due 05/25/65 ~ §	99,923	100,271
1.691% due 04/25/65 ~ §	32,026	32,283
Angel Oak Mortgage Trust LLC 1.579% due 05/25/65 ~ §	78,543	78,974
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 ~ §	136,903	140,432
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ §	98,327	98,329
1.419% due 09/27/66 ~ §	99,460	99,263
1.506% due 04/27/65 ~ §	39,842	39,968
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	92,879	92,948
0.973% due 05/25/65 ~ §	75,970	75,919
1.260% due 04/25/66 ~ §	92,879	92,966
2.339% due 01/25/60 ~ §	68,493	68,892
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	71,322	71,285
0.931% due 06/25/66 ~ §	91,149	91,318
1.291% due 06/25/66 ~ §	91,149	91,317
Fannie Mae Connecticut Avenue Securities 0.936% (USD LIBOR + 0.850%) due 07/25/30 §	201,873	201,985
1.186% (USD LIBOR + 1.100%) due 11/25/29 §	304,662	301,146
1.286% (USD LIBOR + 1.200%) due 01/25/30 §	126,162	123,139
1.436% (USD LIBOR + 1.350%) due 09/25/29 §	89,978	90,587
Fannie Mae REMICS 4.000% due 06/25/44	1,831	1,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Flagstar Mortgage Trust 0.936% (USD LIBOR + 0.850%) due 03/25/50 ~ §	$88,442	$88,464
3.500% due 10/25/49 ~ §	53,445	54,649
4.000% due 09/25/48 ~ §	97,258	98,648
Freddie Mac STACR REMIC Trust 0.750% (SOFR + 0.700%) due 08/25/33 ~ §	36,343	36,368
0.900% (SOFR + 0.850%) due 09/25/41 ~ §	70,000	70,109
1.936% (USD LIBOR + 1.850%) due 02/25/50 ~ §	177,170	178,752
2.150% (SOFR + 2.100%) due 10/25/33 ~ §	100,000	102,154
3.186% (USD LIBOR + 3.100%) due 03/25/50 ~ §	172,423	175,120
Freddie Mac STACR Trust 0.886% (USD LIBOR + 0.800%) due 12/25/30 ~ §	39,993	40,037
1.036% (USD LIBOR + 0.950%) due 12/25/30 ~ §	70,000	70,060
1.486% (USD LIBOR + 1.400%) due 02/25/49 ~ §	134,658	135,581
Freddie Mac Structured Agency Credit Risk Debt Notes 0.836% (USD LIBOR + 0.750%) due 03/25/30 §	20,402	20,426
0.850% (SOFR + 0.800%) due 08/25/33 ~ §	110,025	110,209
Freddie Mac Whole Loan Securities Trust 3.844% due 05/25/47 ~ §	18,492	18,640
Galton Funding Mortgage Trust
2.310% due 01/25/60 ~ §	33,341	33,905
2.832% due 01/25/60 ~ §	145,000	145,175
3.339% due 10/25/59 ~ §	140,000	140,814
3.500% due 11/25/57 ~ §	37,733	38,158
4.000% due 02/25/59 ~ §	41,086	41,508
GS Mortgage-Backed Securities Corp Trust 1.017% due 07/25/61 ~ §	79,251	79,352
2.500% due 10/25/51 ~ §	218,657	223,645
GS Mortgage-Backed Securities Trust 1.657% due 07/25/44 ~ §	3,927	3,961
Homeward Opportunities Fund I Trust 2.675% due 11/25/59 ~ §	41,377	41,681
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	144,532	148,406
Imperial Fund Mortgage Trust 1.516% due 09/25/56 ~ §	98,938	98,978
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 ~ §	110,000	112,582
New Residential Mortgage Loan Trust
0.943% due 07/25/55 ~ §	110,522	110,454
1.650% due 05/24/60 ~ §	50,334	50,720
2.464% due 01/26/60 ~ §	80,765	81,523
2.500% due 06/25/51 ~ §	99,096	101,291
2.710% due 11/25/59 ~ §	141,234	143,126
NLT Trust
1.162% due 08/25/56 ~ §	257,770	257,364
1.520% due 08/25/56 ~ §	104,099	103,938
OBX Trust 0.836% (USD LIBOR + 0.750%) due 02/25/60 ~ §	74,838	74,916
0.986% (USD LIBOR + 0.900%) due 06/25/59 ~ §	25,340	25,452
1.036% (USD LIBOR + 0.950%) due 02/25/60 ~ §	38,378	38,244
1.054% due 07/25/61 ~ §	98,292	98,376
1.072% due 02/25/66 ~ §	82,508	82,465
1.286% (USD LIBOR + 1.200%) due 06/25/59 ~ §	97,868	97,498
2.500% due 05/25/51 ~ §	157,150	159,850

	Principal Amount	Value
3.000% due 05/25/60 ~ §	$50,011	$50,810
3.500% due 12/25/49 ~ §	40,290	41,154
3.500% due 02/25/60 ~ §	127,365	130,773
PSMC Trust
2.500% due 03/25/51 ~ §	237,366	242,342
2.500% due 05/25/51 ~ §	177,305	180,773
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ §	72,210	73,028
4.000% due 08/25/48 ~ §	63,717	64,686
4.500% due 08/25/48 ~ §	10,619	10,815
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ §	52,243	52,441
2.703% due 09/25/59 ~ §	21,992	22,082
2.877% due 09/25/59 ~ §	270,488	271,710
STACR Trust 0.986% (USD LIBOR + 0.900%) due 09/25/48 ~ §	110,000	110,320
1.336% (USD LIBOR + 1.250%) due 02/25/47 ~ §	143,172	143,435
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ §	86,162	86,206
1.162% due 08/25/56 ~ §	100,000	100,330
2.408% due 02/25/50 ~ §	115,611	116,694
2.610% due 09/27/49 ~ §	28,946	29,312
UWM Mortgage Trust 2.500% due 09/25/51 ~ §	45,000	46,165
Verus Securitization Trust
0.918% due 02/25/64 ~ §	88,639	88,470
1.052% due 01/25/66 ~ §	73,967	73,943
1.977% due 03/25/60 ~ §	55,841	56,298
2.724% due 01/25/60 ~ §	156,717	158,586
3.100% due 11/25/59 ~ §	156,429	158,696
3.117% due 07/25/59 ~ §	176,115	178,085
Vista Point Securitization Trust
1.763% due 03/25/65 ~ §	86,407	86,869
2.496% due 04/25/65 ~ §	62,478	63,087
Wells Fargo Mortgage-Backed Securities Trust 2.500% due 12/25/50 ~ §	202,048	205,999
ZH Trust 2.253% due 02/18/27 ~	100,000	100,360

		8,987,863

Fannie Mae - 1.7%

due 10/01/51 #	35,000	36,090
due 10/01/51 #	120,000	125,573
due 11/01/51 #	55,000	55,054
3.000% due 08/01/32	232,709	247,677
3.500% due 01/01/48 - 07/01/50	123,364	131,150
4.500% due 04/01/26 - 01/01/50	540,247	588,235
5.000% due 09/01/25 - 02/01/49	83,882	93,065
6.000% due 11/01/35 - 02/01/49	267,901	319,334

		1,596,178

Freddie Mac - 0.6%

2.000% due 01/01/36 - 09/01/36	259,119	268,391
4.000% due 02/01/50	122,277	131,906
4.500% due 03/01/49 - 05/01/50	75,553	82,014
5.000% due 12/01/41	63,543	70,227
7.000% due 03/01/39	26,058	29,993
7.500% due 06/01/38	26,761	30,721

		613,252

Government National Mortgage Association - 1.2%

due 11/20/51 #	167,000	175,666
3.500% due 08/20/51	164,382	174,421
4.000% due 10/20/50	259,155	276,145
5.000% due 01/20/48 - 05/20/48	243,811	265,695
5.500% due 09/15/45 - 02/20/49	192,088	220,807

		1,112,734

Total Mortgage-Backed Securities (Cost $18,558,132)		18,613,948

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 13.8%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	$115,000	$115,302
0.970% due 02/18/26	85,000	85,605
1.060% due 08/18/26	80,000	80,595
1.210% due 12/18/26	65,000	64,766
1.290% due 06/18/27	140,000	139,925
1.590% due 10/20/25	165,000	167,852
1.800% due 12/18/25	160,000	163,405
2.690% due 06/19/23	35,038	35,171
Applebee’s Funding LLC 4.194% due 06/05/49 ~	148,500	151,751
Arbor Realty Commercial Real Estate Notes Ltd 1.155% (USD LIBOR + 1.070%) due 08/15/34 ~ §	150,000	150,525
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	193,549
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	125,000	130,158
2.650% due 03/20/26 ~	425,000	442,315
3.330% due 03/20/24 ~	260,000	267,581
3.700% due 03/20/23 ~	100,000	100,803
4.530% due 03/20/23 ~	130,000	131,157
4.950% due 03/20/25 ~	100,000	107,772
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 ~ §	87,462	88,441
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 ~ §	54,556	55,626
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	220,598	230,389
Capital Auto Receivables Asset Trust 3.360% due 11/21/22 ~	122,350	122,815
CarMax Auto Owner Trust 2.340% due 11/17/25	105,000	108,192
CBAM Ltd (Cayman) 1.406% (USD LIBOR + 1.280%) due 02/12/30 ~ §	760,000	760,990
Cedar Funding XIV CLO Ltd (Cayman) 1.188% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	255,023
CIFC Funding Ltd (Cayman) 1.175% (USD LIBOR + 1.050%) due 04/24/30 ~ §	500,000	500,375
1.484% (USD LIBOR + 1.350%) due 10/20/31 ~ §	255,000	255,382
CNH Equipment Trust 3.010% due 04/15/24	94,208	95,387
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	266,879
Dryden 86 CLO Ltd (Cayman) 1.234% (USD LIBOR + 1.100%) due 07/17/34 ~ §	250,000	250,312
Elara HGV Timeshare Issuer LLC 2.690% due 03/25/30 ~	31,612	32,434
2.730% due 04/25/28 ~	92,199	93,760
Ford Credit Auto Owner Trust 1.740% due 04/15/33 ~	115,000	115,428
2.040% due 12/15/26	185,000	190,720
GM Financial Automobile Leasing Trust 2.560% due 07/22/24	95,000	97,703
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	85,268
Hilton Grand Vacations Trust 2.660% due 12/26/28 ~	53,588	54,781
2.960% due 12/26/28 ~	22,328	22,758
Hyundai Auto Receivables Trust 1.600% due 12/15/26	150,000	152,770
2.940% due 05/15/25	165,000	170,071

	Principal Amount	Value
Madison Park Funding Ltd (Cayman) 1.210% (USD LIBOR + 1.070%) due 07/15/33 ~ §	$250,000	$250,026
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	61,174	62,848
MF1 Ltd (Cayman) 1.175% (USD LIBOR + 1.080%) due 10/18/36 ~ §	110,000	110,433
Mill City Mortgage Loan Trust 2.500% due 04/25/57 ~ §	5,775	5,796
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	20,959	20,998
MVW LLC 2.730% due 10/20/37 ~	70,974	72,495
MVW Owner Trust 2.420% due 12/20/34 ~	184,993	188,633
2.890% due 11/20/36 ~	187,741	193,250
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	128,371	128,253
1.170% due 09/16/69 ~	52,398	52,697
1.220% due 07/15/69 ~	177,844	178,955
2.400% due 10/15/68 ~	81,872	83,468
2.460% due 11/15/68 ~	195,000	201,786
2.640% due 05/15/68 ~	276,174	281,740
Navistar Financial Dealer Note Master Trust 1.036% (USD LIBOR + 0.950%) due 07/25/25 ~ §	190,000	191,047
1.436% (USD LIBOR + 1.350%) due 07/25/25 ~ §	180,000	181,437
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.434% (USD LIBOR + 1.300%) due 10/20/32 ~ §	250,000	250,123
OCP CLO Ltd (Cayman) 1.254% (USD LIBOR + 1.120%) due 07/20/29 ~ §	415,000	415,518
1.666% (USD LIBOR + 1.550%) due 07/15/30 ~ §	250,000	250,008
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	194,000	194,857
Santander Drive Auto Receivables Trust 1.010% due 01/15/26	125,000	125,878
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	255,000	254,735
2.520% due 11/20/24 ~	165,000	169,198
2.880% due 06/20/24 ~	410,000	419,540
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	298,642	300,709
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	73,487	73,527
2.430% due 10/20/33 ~	22,752	22,770
3.510% due 07/20/37 ~	71,375	73,328
SLM Student Loan Trust 0.486% (USD LIBOR + 0.400%) due 03/25/25 §	89,890	88,533
SMB Private Education Loan Trust 1.084% (USD LIBOR + 1.000%) due 06/15/27 ~ §	9,867	9,879
1.290% due 07/15/53 ~	93,845	94,271
1.584% (USD LIBOR + 1.500%) due 04/15/32 ~ §	214,597	216,514
1.600% due 09/15/54 ~	531,398	537,840
3.600% due 01/15/37 ~	99,187	104,704
Towd Point Mortgage Trust
2.250% due 07/25/56 ~ §	13,500	13,592
2.750% due 02/25/55 ~ §	770	771
2.750% due 08/25/55 ~ §	10,370	10,431
2.750% due 10/25/56 ~ §	20,435	20,721
2.750% due 04/25/57 ~ §	44,924	45,522
3.750% due 05/25/58 ~ §	69,150	72,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	$265,000	$265,883
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	121,832
World Omni Select Auto Trust 0.840% due 06/15/26	125,000	125,246
1.250% due 10/15/26	140,000	141,252

Total Asset-Backed Securities (Cost $13,030,777)		13,157,218

U.S. TREASURY OBLIGATIONS - 15.4%

U.S. Treasury Notes - 15.4%

0.125% due 11/30/22	375,000	375,015
0.125% due 12/31/22	575,000	574,933
0.125% due 01/31/23	475,000	474,852
0.125% due 03/31/23	1,465,000	1,463,855
0.125% due 04/30/23	3,900,000	3,895,506
0.125% due 05/31/23	770,000	768,827
0.125% due 06/30/23	1,445,000	1,442,629
0.125% due 07/31/23	1,685,000	1,681,544
0.125% due 08/31/23	3,610,000	3,600,693
0.250% due 09/30/23	240,000	239,826
0.375% due 08/15/24	250,000	249,141

Total U.S. Treasury Obligations (Cost $14,773,212)		14,766,821

MUNICIPAL BONDS - 0.8%

Chicago Transit Authority Sales Tax Receipts Fund 1.708% due 12/01/22	10,000	10,142
1.838% due 12/01/23	10,000	10,229
2.064% due 12/01/24	25,000	25,782
City of Houston TX Airport System Revenue 0.883% due 07/01/22	15,000	15,074
1.054% due 07/01/23	30,000	30,317
1.272% due 07/01/24	95,000	96,473
Dallas Fort Worth International Airport 1.329% due 11/01/25	50,000	50,570
Long Island Power Authority 0.764% due 03/01/23	75,000	75,168
State Board of Administration Finance Corp 1.258% due 07/01/25	325,000	328,624

	Principal Amount	Value
State of Connecticut 1.998% due 07/01/24	$55,000	$56,905
2.000% due 07/01/23	20,000	20,543
2.098% due 07/01/25	35,000	36,455

Total Municipal Bonds (Cost $745,069)		756,282

SHORT-TERM INVESTMENTS - 1.4%

Corporate Notes - 0.3%

Pacific Gas and Electric Co 1.500% (USD LIBOR + 1.375%) due 11/15/21 §	295,000	295,127

	Shares
Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio
‘Institutional’ 0.010%	1,058,753	1,058,753

Total Short-Term Investments (Cost $1,353,753)		1,353,880

TOTAL INVESTMENTS - 100.4% (Cost $95,018,149)		96,002,448

DERIVATIVES - 0.0%		30,851

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(429,341)

NET ASSETS - 100.0%		$95,603,958

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.5%
Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	15.4%
Asset-Backed Securities	13.8%
Others (each less than 3.0%)	2.2%

	100.4%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/21	61	$13,432,001	$13,423,336	($8,665)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/21	23	2,843,522	2,823,070	20,452
U.S. Treasury 10-Year Notes	12/21	9	1,200,691	1,184,485	16,206
U.S. Treasury Ultra 10-Year Notes	12/21	1	148,108	145,250	2,858

					39,516

Total Futures Contracts					$30,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$47,354,299	$—	$47,354,299	$—
	Mortgage-Backed Securities	18,613,948	—	18,613,948	—
	Asset-Backed Securities	13,157,218	—	13,157,218	—
	U.S. Treasury Obligations	14,766,821	—	14,766,821	—
	Municipal Bonds	756,282	—	756,282	—
	Short-Term Investments	1,353,880	1,058,753	295,127	—
	Derivatives:
	Interest Rate Contracts
	Futures	39,516	39,516	—	—

	Total Assets	96,041,964	1,098,269	94,943,695	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(8,665)	(8,665)	—	—

	Total Liabilities	(8,665)	(8,665)	—	—

	Total	$96,033,299	$1,089,604	$94,943,695	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.5%

Azerbaijan - 0.5%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$237,000	$279,845

Bahrain - 0.7%

BBK BSC 5.500% due 07/09/24 ~	200,000	208,541
The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	231,148

		439,689

Brazil - 6.0%

Braskem America Finance Co 7.125% due 07/22/41 ~	200,000	258,750
Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	200,000	227,750
8.500% due 01/23/81 ~	280,000	320,950
CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	213,310
JSM Global SARL 4.750% due 10/20/30 ~	200,000	203,752
Klabin Austria GmbH 7.000% due 04/03/49 ~	200,000	242,258
Movida Europe SA 5.250% due 02/08/31 ~	200,000	194,325
NBM US Holdings Inc
7.000% due 05/14/26 ~	210,000	223,702
Petrobras Global Finance BV
5.093% due 01/15/30	150,000	158,779
5.500% due 06/10/51	100,000	93,225
6.850% due 06/05/15	180,000	185,939
Rede D’or Finance SARL 4.500% due 01/22/30 ~	164,000	163,541
Simpar Europe SA 5.200% due 01/26/31 ~	200,000	199,840
Suzano Austria GmbH 7.000% due 03/16/47 ~	200,000	262,506
Vale Overseas Ltd
6.875% due 11/21/36	165,000	220,069
6.875% due 11/10/39	175,000	236,994
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	200,000	272,457

		3,678,147

Chile - 1.1%

Corp Nacional del Cobre de Chile 5.625% due 10/18/43 ~	200,000	260,240
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	200,000	235,250
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	201,486

		696,976

China - 1.2%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	200,000	126,000
China Evergrande Group 7.500% due 06/28/23 ~ Y	200,000	48,000
Kaisa Group Holdings Ltd 10.875% due 07/23/23 ~	200,000	166,242
Scenery Journey Ltd 12.000% due 10/24/23 ~ Y	200,000	35,500
Sinopec Group Overseas Development 2018 Ltd 3.350% due 05/13/50 ~	200,000	204,649

	Principal Amount	Value
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	$225,000	$186,066

		766,457

Colombia - 1.1%

Ecopetrol SA 6.875% due 04/29/30	45,000	52,729
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	37,649
Grupo Aval Ltd 4.375% due 02/04/30 ~	$200,000	197,850
Millicom International Cellular SA 5.125% due 01/15/28 ~	180,000	187,425
Oleoducto Central SA 4.000% due 07/14/27 ~	205,000	211,406

		687,059

India - 1.3%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	214,991
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	200,000	204,632
Network i2i Ltd 3.975% due 06/03/70 ~	200,000	201,750
Vedanta Resources Ltd 6.125% due 08/09/24 ~	200,000	179,842

		801,215

Indonesia - 1.3%

P.T. Indonesia Asahan Aluminium Persero
5.450% due 05/15/30 ~	200,000	230,250
6.757% due 11/15/48 ~	250,000	321,887
P.T. Perusahaan Listrik Negara 6.150% due 05/21/48 ~	202,000	249,824

		801,961

Israel - 0.9%

Leviathan Bond Ltd 6.750% due 06/30/30 ~	100,000	111,045
Teva Pharmaceutical Finance Netherlands III BV 6.750% due 03/01/28	400,000	457,500

		568,545

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	38,669	37,582
8.750% due 05/25/24 ~	25,528	26,460

		64,042

Kazakhstan - 1.5%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	228,103
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	412,914
KazMunayGas National Co JSC 6.375% due 10/24/48 ~	200,000	257,710

		898,727

Luxembourg - 0.3%

Altice Financing SA 5.750% due 08/15/29 ~	200,000	194,000

Malaysia - 0.9%

Petronas Capital Ltd
3.404% due 04/28/61 ~	200,000	201,971
4.550% due 04/21/50 ~	291,000	357,564

		559,535

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

Mexico - 3.9%

Alfa SAB de CV 6.875% due 03/25/44 ~	$200,000	$266,250
Axtel SAB de CV 6.375% due 11/14/24 ~	174,000	178,132
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	208,779
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	216,409
5.750% due 02/14/42 ~	200,000	219,502
8.180% due 12/23/27 ~	MXN 950,000	43,817
Petroleos Mexicanos
6.350% due 02/12/48	$108,000	91,422
6.750% due 09/21/47	348,000	304,048
6.950% due 01/28/60	299,000	261,704
7.190% due 09/12/24 ~	MXN 1,670,000	77,285
7.690% due 01/23/50	$350,000	331,893
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	200,000	236,627

		2,435,868

Morocco - 0.4%

OCP SA 6.875% due 04/25/44 ~	200,000	242,986

Oman - 0.3%

Bank Muscat SAOG 4.750% due 03/17/26 ~	200,000	206,431

Pakistan - 0.3%

The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	204,942

Panama - 1.4%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	200,000	206,450
C&W Senior Financing DAC
6.875% due 09/15/27 ~	400,000	421,000
7.500% due 10/15/26 ~	200,000	207,672

		835,122

Peru - 0.7%

InRetail Shopping Malls 5.750% due 04/03/28 ~	40,000	41,822
Petroleos del Peru SA 5.625% due 06/19/47 ~	400,000	400,236

		442,058

Qatar - 0.4%

Qatar Petroleum 3.125% due 07/12/41 ~	210,000	210,300

Saudi Arabia - 0.7%

Acwa Power Management And Investments One Ltd 5.950% due 12/15/39 ~	199,786	241,741
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	200,000	207,713

		449,454

	Principal Amount	Value

Singapore - 0.3%

Puma International Financing SA 5.000% due 01/24/26 ~	$200,000	$200,881

South Africa - 0.3%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	208,862

Ukraine - 0.7%

Metinvest BV 7.750% due 10/17/29 ~	200,000	217,348
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	200,000	207,816

		425,164

United Kingdom - 0.4%

Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 270,000,000	18,959
8.125% due 05/17/24 ~	369,000,000	28,147
8.250% due 05/19/36 ~	980,000,000	76,620
8.375% due 03/17/34 ~	810,000,000	64,177
9.000% due 03/20/29 ~	311,000,000	25,423
11.000% due 09/17/25 ~	432,000,000	36,622

		249,948

United States - 0.7%

JBS USA Food Co 5.750% due 01/15/28 ~	$200,000	210,376
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 2,854,000,000	213,750

		424,126

Venezuela - 0.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ y	$113,000	6,780
8.500% due 10/27/21 * ~ y	1,460,500	412,591
9.000% due 11/17/21 * ~ y	239,354	14,361
9.750% due 05/17/35 * ~ y	306,278	18,377
12.750% due 02/17/22 * ~ y	117,000	7,020

		459,129

Zambia - 0.3%

First Quantum Minerals Ltd 6.875% due 03/01/26 ~	200,000	208,250

Total Corporate Bonds & Notes (Cost $18,151,380)		17,639,719

FOREIGN GOVERNMENT BONDS & NOTES - 67.4%

Angola - 1.0%

Angolan Government International
8.250% due 05/09/28 ~	200,000	207,790
9.125% due 11/26/49 ~	200,000	203,884
9.375% due 05/08/48 ~	200,000	207,056

		618,730

Argentina - 1.8%

Argentine Republic Government International
0.500% due 07/09/30	1,436,518	530,391
1.000% due 07/09/29	134,357	51,393
1.125% due 07/09/35	1,058,698	348,905
2.000% due 01/09/38	188,127	73,424
2.500% due 07/09/41	379,217	140,033

		1,144,146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

Belarus - 0.3%

Republic of Belarus International 7.625% due 06/29/27 ~	$200,000	$198,304

Brazil - 6.6%

Brazil Letras do Tesouro Nacional
9.526% due 07/01/23	BRL 6,949,000	1,088,134
9.940% due 01/01/24	8,380,000	1,242,759
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	3,515,000	631,413
10.000% due 01/01/29	1,710,000	301,666
10.000% due 01/01/31	1,570,000	271,019
Brazilian Government International
5.000% due 01/27/45	$200,000	187,144
7.125% due 01/20/37	160,000	193,045
8.250% due 01/20/34	110,000	146,958

		4,062,138

Chile - 0.9%

Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/28 ~	CLP 125,000,000	150,527
Chile Government International
3.100% due 05/07/41	$200,000	193,404
3.500% due 01/25/50	234,000	234,380

		578,311

China - 0.5%

China Government
2.680% due 05/21/30	CNY 1,520,000	229,663
3.720% due 04/12/51	630,000	103,016

		332,679

Colombia - 3.1%

Colombia Government International
3.875% due 04/25/27	$220,000	228,441
5.625% due 02/26/44	200,000	209,178
6.125% due 01/18/41	130,000	143,189
7.375% due 09/18/37	110,000	135,681
8.125% due 05/21/24	141,000	163,145
Colombian TES
4.750% due 02/23/23 ^	COP 547,421,019	151,360
5.750% due 11/03/27	1,135,700,000	280,672
6.000% due 04/28/28	379,200,000	93,741
6.250% due 11/26/25	64,600,000	17,000
6.250% due 07/09/36	137,500,000	30,527
7.250% due 10/18/34	115,800,000	28,891
7.250% due 10/26/50	123,800,000	28,943
7.500% due 08/26/26	870,800,000	237,053
10.000% due 07/24/24	586,500,000	171,976

		1,919,797

Costa Rica - 0.3%

Costa Rica Government International 5.625% due 04/30/43 ~	$200,000	178,502

Croatia - 0.4%

Croatia Government International 6.000% due 01/26/24 ~	200,000	223,360

Czech Republic - 0.0%

Czech Republic Government 4.200% due 12/04/36 ~	CZK 240,000	13,900

	Principal Amount	Value

Dominican Republic - 3.4%

Dominican Republic International
4.875% due 09/23/32 ~	$488,000	$498,985
5.300% due 01/21/41 ~	150,000	148,726
5.500% due 01/27/25 ~	100,000	109,501
5.875% due 01/30/60 ~	648,000	635,694
6.850% due 01/27/45 ~	200,000	223,752
6.875% due 01/29/26 ~	276,000	319,473
7.450% due 04/30/44 ~	130,000	155,384

		2,091,515

Ecuador - 3.5%

Ecuador Government International
0.500% due 07/31/40 ~	517,534	302,439
1.000% due 07/31/35 ~	2,293,216	1,522,145
5.000% due 07/31/30 ~	417,955	352,131

		2,176,715

Egypt - 2.9%

Egypt Government
14.051% due 07/21/22	EGP 397,000	25,486
14.138% due 10/20/22	242,000	15,515
14.313% due 10/13/23	348,000	22,256
14.483% due 04/06/26	2,460,000	157,774
14.563% due 07/06/26	1,206,000	77,475
Egypt Government International
7.600% due 03/01/29 ~	$200,000	207,812
7.625% due 05/29/32 ~	200,000	199,965
7.903% due 02/21/48 ~	300,000	274,875
8.500% due 01/31/47 ~	200,000	193,746
8.700% due 03/01/49 ~	200,000	194,797
8.750% due 09/30/51 ~	200,000	195,678
8.875% due 05/29/50 ~	216,000	214,566

		1,779,945

El Salvador - 0.7%

El Salvador Government International
7.125% due 01/20/50 ~	150,000	103,877
7.625% due 02/01/41 ~	150,000	106,502
7.650% due 06/15/35 ~	22,000	15,950
8.250% due 04/10/32 ~	32,000	24,006
8.625% due 02/28/29 ~	121,000	93,171
9.500% due 07/15/52 ~	150,000	117,564

		461,070

Gabon - 0.3%

Gabon Government International 6.375% due 12/12/24 ~	200,000	213,401

Ghana - 0.9%

Ghana Government International
8.625% due 04/07/34 ~	200,000	190,796
8.875% due 05/07/42 ~	200,000	186,504
8.950% due 03/26/51 ~	200,000	182,803

		560,103

Hungary - 0.8%

Hungary Government
3.000% due 10/27/27	HUF 8,450,000	27,528
3.000% due 08/21/30	35,330,000	113,425
6.750% due 10/22/28	17,050,000	68,418
Hungary Government International
5.375% due 03/25/24	$84,000	93,341
5.750% due 11/22/23	150,000	166,031

		468,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value

India - 0.3%

Export-Import Bank of India 4.000% due 01/14/23 ~	$200,000	$207,867

Indonesia - 5.4%

Indonesia Government International
5.125% due 01/15/45 ~	200,000	242,576
5.950% due 01/08/46 ~	200,000	271,202
6.625% due 02/17/37 ~	130,000	177,544
7.750% due 01/17/38 ~	130,000	193,682
8.500% due 10/12/35 ~	100,000	156,492
Indonesia Treasury
6.125% due 05/15/28	IDR 657,000,000	46,891
6.625% due 05/15/33	2,222,000,000	156,025
7.000% due 05/15/27	5,965,000,000	447,193
7.000% due 09/15/30	3,392,000,000	248,964
7.500% due 06/15/35	1,438,000,000	106,550
7.500% due 05/15/38	331,000,000	24,127
8.250% due 05/15/29	4,841,000,000	381,699
8.250% due 05/15/36	895,000,000	69,974
8.375% due 03/15/24	3,096,000,000	236,269
8.375% due 09/15/26	2,156,000,000	171,087
8.375% due 04/15/39	2,321,000,000	182,599
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	226,526

		3,339,400

Ivory Coast - 0.9%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 130,000	147,062
5.875% due 10/17/31 ~	125,000	151,388
6.875% due 10/17/40 ~	200,000	248,189

		546,639

Kenya - 0.4%

Kenya Government International 8.000% due 05/22/32 ~	$200,000	221,599

Lebanon - 0.7%

Lebanon Government International
5.800% due 04/14/22 * ~ y	128,000	21,440
6.000% due 01/27/23 * ~ y	35,000	5,929
6.100% due 10/04/22 * ~ y	1,192,000	201,520
6.150% due 06/19/22 * y	249,000	41,707
6.375% due 03/09/22 * y	184,000	30,820
6.600% due 11/27/26 * ~ y	88,000	14,940
6.850% due 03/23/27 * ~ y	157,000	26,538
7.000% due 03/23/32 * ~ y	146,000	24,802
7.050% due 11/02/35 * ~ y	9,000	1,527
7.250% due 03/23/37 * ~ y	92,000	17,047
8.250% due 04/12/22 * ~ y	366,000	63,592

		449,862

Malaysia - 0.6%

Malaysia Government
3.757% due 05/22/40	MYR 35,000	7,999
3.828% due 07/05/34	523,000	123,899
4.065% due 06/15/50	268,000	61,750
4.232% due 06/30/31	57,000	14,454
4.254% due 05/31/35	300,000	74,361
4.893% due 06/08/38	211,000	55,320
4.921% due 07/06/48	66,000	17,361
4.935% due 09/30/43	28,000	7,346

		362,490

	Principal Amount	Value

Mexico - 2.5%

Mexican Bonos
10.000% due 12/05/24	MXN 9,640,000	$512,273
Mexico Government International
2.659% due 05/24/31	$200,000	193,446
3.750% due 04/19/71	200,000	173,298
3.771% due 05/24/61	400,000	355,934
4.750% due 03/08/44	42,000	44,877
5.550% due 01/21/45	75,000	87,961
5.750% due 10/12/10	82,000	93,588
6.050% due 01/11/40	50,000	61,342

		1,522,719

Mongolia - 0.3%

Mongolia Government International
5.625% due 05/01/23 ~	200,000	210,409

Morocco - 0.4%

Morocco Government International 5.500% due 12/11/42 ~	200,000	225,895

Nigeria - 1.0%

Nigeria Government International
7.696% due 02/23/38 ~	200,000	198,351
8.250% due 09/28/51 ~	200,000	201,841
9.248% due 01/21/49 ~	200,000	218,241

		618,433

Oman - 1.4%

Oman Government International
6.000% due 08/01/29 ~	250,000	263,583
6.500% due 03/08/47 ~	400,000	389,019
6.750% due 01/17/48 ~	200,000	198,547

		851,149

Pakistan - 1.2%

Pakistan Government International
6.875% due 12/05/27 ~	200,000	201,633
7.375% due 04/08/31 ~	261,000	260,990
8.250% due 04/15/24 ~	259,000	277,260

		739,883

Panama - 1.1%

Panama Government International
4.300% due 04/29/53	200,000	212,316
6.700% due 01/26/36	93,000	124,005
8.875% due 09/30/27	116,000	158,530
9.375% due 04/01/29	118,000	171,923

		666,774

Paraguay - 0.4%

Paraguay Government International
5.400% due 03/30/50 ~	200,000	230,502

Peru - 1.7%

Fondo MIVIVIENDA SA
7.000% due 02/14/24 ~	PEN 101,000	25,131
Peru Government
5.350% due 08/12/40	173,000	33,282
5.400% due 08/12/34	482,000	100,792
Peruvian Government International
2.780% due 12/01/60	$119,000	100,762

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.230% due 07/28/22	$49,000	$40,816
5.625% due 11/18/50	84,000	114,008
6.900% due 08/12/37 ~	PEN 59,000	13,679
6.950% due 08/12/31 ~	778,000	195,422
7.350% due 07/21/25	$100,000	121,082
8.750% due 11/21/33	186,000	288,289

		1,033,263

Philippines - 1.3%

Philippine Government International
3.950% due 01/20/40	200,000	218,526
6.375% due 10/23/34	110,000	152,130
7.750% due 01/14/31	170,000	245,272
9.500% due 02/02/30	126,000	195,535

		811,463

Qatar - 1.0%

Qatar Government International
3.250% due 06/02/26 ~	200,000	216,160
4.817% due 03/14/49 ~	324,000	417,517

		633,677

Romania - 1.8%

Romania Government
4.150% due 10/24/30	RON 315,000	74,094
5.800% due 07/26/27	790,000	206,126
Romanian Government International
3.000% due 02/14/31 ~	$26,000	26,581
3.375% due 01/28/50 ~	EUR 199,000	227,346
3.624% due 05/26/30 ~	44,000	57,467
4.000% due 02/14/51 ~	$234,000	234,117
4.375% due 08/22/23 ~	174,000	185,780
6.125% due 01/22/44 ~	20,000	26,219
6.750% due 02/07/22 ~	104,000	106,188

		1,143,918

Russia - 2.8%

Russian Federal
6.900% due 05/23/29	RUB 18,856,000	255,375
7.050% due 01/19/28	11,375,000	155,628
7.150% due 11/12/25	4,742,000	65,210
7.250% due 05/10/34	1,102,000	15,011
7.400% due 07/17/24	4,717,000	65,301
7.700% due 03/16/39	413,000	5,864
7.750% due 09/16/26	4,364,000	61,584
7.950% due 10/07/26	2,478,000	35,202
8.500% due 09/17/31	23,147,000	347,695
Russian Foreign
4.250% due 06/23/27 ~	$200,000	223,118
4.375% due 03/21/29 ~	200,000	226,858
5.250% due 06/23/47 ~	200,000	253,870

		1,710,716

Saudi Arabia - 1.7%

Saudi Government International
3.750% due 01/21/55 ~	258,000	269,933
4.500% due 04/22/60 ~	200,000	239,480
5.000% due 04/17/49 ~	223,000	278,274
5.250% due 01/16/50 ~	200,000	259,240

		1,046,927

South Africa - 3.6%

Republic of South Africa Government
8.000% due 01/31/30	ZAR 5,919,000	365,587

	Principal Amount	Value
8.250% due 03/31/32	ZAR 16,236,619	$965,098
8.500% due 01/31/37	3,441,000	191,681
8.875% due 02/28/35	2,224,000	131,223
9.000% due 01/31/40	1,449,000	82,339
10.500% due 12/21/26	1,175,000	87,680
Republic of South Africa Government International
4.300% due 10/12/28	$235,000	236,799
5.650% due 09/27/47	200,000	190,708

		2,251,115

Sri Lanka - 0.4%

Sri Lanka Government International
7.550% due 03/28/30 ~	200,000	122,616
7.850% due 03/14/29 ~	202,000	124,347

		246,963

Thailand - 0.5%

Thailand Government
2.000% due 06/17/42	THB 2,812,000	75,423
2.875% due 06/17/46	333,000	10,277
3.300% due 06/17/38	3,087,000	101,610
3.400% due 06/17/36	2,099,000	69,985
3.600% due 06/17/67	1,151,000	38,964

		296,259

Turkey - 1.9%

Turkey Government
10.500% due 08/11/27	TRY 240,000	19,957
10.600% due 02/11/26	140,000	12,382
10.700% due 08/17/22	470,000	50,102
11.700% due 11/13/30	340,000	27,891
12.600% due 10/01/25	340,000	32,650
Turkey Government International
4.875% due 04/16/43	$200,000	156,090
5.750% due 03/22/24	200,000	204,966
5.750% due 05/11/47	200,000	166,333
5.875% due 06/26/31	200,000	188,169
6.000% due 03/25/27	200,000	199,905
6.875% due 03/17/36	90,000	87,637

		1,146,082

Ukraine - 2.6%

Ukraine Government
15.840% due 02/26/25	UAH 2,580,000	105,021
17.000% due 05/11/22	397,000	15,525
Ukraine Government International
6.876% due 05/21/29 ~	$200,000	203,267
7.253% due 03/15/33 ~	207,000	210,265
7.375% due 09/25/32 ~	600,000	615,768
7.750% due 09/01/23 ~	108,000	115,695
7.750% due 09/01/25 ~	119,000	129,548
9.750% due 11/01/28 ~	200,000	235,149

		1,630,238

United Arab Emirates - 0.7%

Abu Dhabi Government International
3.125% due 09/30/49 ~	200,000	201,284
3.875% due 04/16/50 ~	200,000	229,015

		430,299

Uruguay - 2.1%

Uruguay Government International
3.875% due 07/02/40 ^	UYU 5,692,000	152,689
4.125% due 11/20/45	$80,548	94,516

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.375% due 12/15/28 ^	UYU 2,056,748	$56,900
4.975% due 04/20/55	$210,218	263,767
5.100% due 06/18/50	150,864	192,401
7.625% due 03/21/36	92,000	137,866
7.875% due 01/15/33	91,000	134,547
8.250% due 05/21/31	UYU 7,872,000	187,022
8.500% due 03/15/28 ~	2,269,000	55,428
Uruguay Monetary Regulation Bill
4.870% due 10/15/21	299,000	6,961
6.851% due 03/02/22	1,044,000	23,685

		1,305,782

Venezuela - 0.5%

Venezuela Government International
7.750% due 10/13/21 * ~ y	$85,000	8,925
8.250% due 10/13/24 * ~ y	166,100	18,022
9.000% due 05/07/23 * ~ y	73,000	7,957
9.250% due 09/15/27 * y	252,000	27,342
9.250% due 05/07/28 * ~ y	121,000	13,189
11.750% due 10/21/26 * ~ y	768,700	85,710
11.950% due 08/05/31 * ~ y	1,255,900	137,521
12.750% due 08/23/22 * ~ y	211,000	23,421

		322,087

Vietnam - 0.4%

Vietnam Government International
4.800% due 11/19/24 ~	200,000	221,883

Zambia - 0.4%

Zambia Government International
8.970% due 07/30/27 * ~ y	307,000	238,292

Total Foreign Government Bonds & Notes (Cost $42,734,448)		41,683,944

SHORT-TERM INVESTMENTS - 2.2%

Foreign Government Issues - 0.8%

Egypt Treasury Bills (Egypt)
10.121% due 11/30/21	EGP 1,325,000	82,940
11.253% due 02/08/22	1,775,000	108,674
11.903% due 05/10/22	3,450,000	204,955
11.958% due 05/24/22	825,000	48,784
Uruguay Monetary Regulation Bill (Uruguay)
6.255% due 12/03/21	UYU 287,000	6,624

		451,977

	Shares	Value
Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio
‘Institutional’ 0.010%	875,396	$875,396

Total Short-Term Investments (Cost $1,325,196)		1,327,373

TOTAL INVESTMENTS - 98.1% (Cost $62,211,024)		60,651,036

DERIVATIVES - (0.1%)		(82,156)

OTHER ASSETS & LIABILITIES, NET - 2.0%		1,275,935

NET ASSETS - 100.0%		$61,844,815

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	67.4%
Corporate Bonds & Notes	28.5%
Others (each less than 3.0%)	2.2%

	98.1%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	2.0%

	100.0%

(b)	As of September 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	12.6%
Indonesia	6.7%
Mexico	6.4%
Colombia	4.2%
South Africa	3.9%
Egypt	3.6%
Ecuador	3.5%
Dominican Republic	3.4%
Ukraine	3.3%
Others (each less than 3.0%)	50.5%

	98.1%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	2.0%

	100.0%

(c)	Investments with a total aggregate value of $1,552,870 or 2.5% of the Fund’s net assets were in default as of September 30, 2021.

(d)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	11,078,324	USD	2,073,428	10/21	JPM	$ —	($40,364)
CLP	248,062,500	USD	315,000	10/21	MSC	—	(9,939)
CNH	16,556,245	USD	2,543,046	11/21	BNP	16,237	—
CNH	3,404,800	USD	523,236	11/21	BRC	3,082	—
CNH	3,934,177	USD	601,841	11/21	HSB	6,308	—
COP	710,312,400	USD	180,000	10/21	BNP	6,153	—
COP	746,265,000	USD	195,000	10/21	JPM	575	—
CZK	5,894,427	USD	270,023	10/21	BNP	—	(842)
CZK	5,894,427	USD	271,230	10/21	JPM	—	(2,048)
CZK	7,453,468	USD	344,187	10/21	MSC	—	(3,809)
CZK	18,627,512	USD	855,867	11/21	BRC	—	(6,379)
HUF	38,765,773	USD	130,405	10/21	HSB	—	(5,587)
HUF	194,035,237	USD	653,912	01/22	BNP	—	(31,334)
IDR	1,990,301,500	USD	137,000	10/21	DUB	1,537	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
IDR	1,907,370,000	USD	133,150	10/21	JPM	$—	($92)
IDR	2,365,130,000	USD	163,000	10/21	MSC	1,627	—
IDR	376,090,000	USD	26,000	10/21	SCB	178	—
ILS	729,000	USD	226,057	11/21	MER	189	—
INR	74,620,558	USD	993,715	11/21	MER	4,520	—
KRW	1,500,503,780	USD	1,268,339	10/21	HSB	—	(1,466)
KRW	341,669,900	USD	302,676	10/21	JPM	—	(14,205)
KRW	1,512,823,120	USD	1,279,202	10/21	SCB	—	(2,344)
MXN	1,687,640	USD	83,654	10/21	BNP	—	(2,243)
MXN	16,738,445	USD	819,367	10/21	BRC	—	(11,913)
MXN	3,934,531	USD	196,700	10/21	BSC	—	(6,900)
MXN	2,764,614	USD	138,300	10/21	JPM	—	(4,936)
MXN	3,948,662	USD	195,860	10/21	MER	—	(5,378)
MXN	5,665,999	USD	282,492	10/21	MSC	—	(9,167)
MYR	1,030,799	USD	246,020	10/21	HSB	—	(311)
PEN	788,166	USD	193,000	10/21	CSF	—	(2,500)
PEN	102,000	USD	25,000	10/21	DUB	—	(347)
PEN	296,389	USD	74,991	10/21	MER	—	(3,354)
PHP	14,017,742	USD	277,354	10/21	SCB	—	(3,717)
PLN	3,081,694	USD	787,394	10/21	HSB	—	(12,602)
PLN	2,788,182	USD	718,852	10/21	JPM	—	(17,853)
PLN	1,069,326	USD	271,135	10/21	MSC	—	(2,287)
RON	1,241,028	USD	294,833	10/21	BNP	—	(4,799)
RUB	42,054,124	USD	555,836	10/21	BNP	19,499	—
RUB	19,162,800	USD	256,735	10/21	DUB	5,428	—
RUB	21,252,520	USD	291,300	10/21	HSB	—	(548)
RUB	42,054,124	USD	555,341	10/21	HSB	19,994	—
RUB	95,297,490	USD	1,292,657	10/21	MSC	11,091	—
RUB	6,282,235	USD	84,670	11/21	MER	783	—
SGD	1,384,289	USD	1,018,178	11/21	ANZ	1,196	—
THB	26,642,274	USD	807,280	10/21	BRC	—	(20,026)
THB	4,645,000	USD	139,469	11/21	DUB	—	(2,239)
THB	7,931,567	USD	238,561	01/22	DUB	—	(4,278)
TRY	2,699,320	USD	311,577	10/21	BRC	—	(12,436)
TRY	132,000	USD	15,288	10/21	HSB	—	(660)
TRY	2,699,320	USD	306,339	10/21	MSC	—	(7,198)
TWD	23,051,318	USD	839,298	12/21	BRC	—	(7,334)
USD	425,000	BRL	2,269,407	10/21	CSF	8,525	—
USD	67,000	BRL	353,539	10/21	DUB	2,119	—
USD	1,327,329	BRL	6,993,099	10/21	JPM	43,975	—
USD	278,000	BRL	1,462,280	10/21	SCB	9,646	—
USD	2,063,963	BRL	11,078,324	11/21	JPM	40,376	—
USD	42,721	CLP	32,545,619	10/21	CSF	2,697	—
USD	284,000	CNH	1,858,510	11/21	BNP	—	(3,291)
USD	248,000	CNH	1,621,443	11/21	BRC	—	(2,645)
USD	284,000	CNH	1,858,340	11/21	HSB	—	(3,264)
USD	669,486	COP	2,583,513,354	10/21	CSF	—	(7,579)
USD	888,715	EUR	751,647	10/21	JPM	17,833	—
USD	27,630	IDR	400,080,000	10/21	JPM	—	(280)
USD	102,676	IDR	1,507,290,000	10/21	MER	—	(2,472)
USD	191,797	IDR	2,801,250,983	10/21	SCB	—	(3,187)
USD	70,310	IDR	1,023,760,000	11/21	HSB	—	(848)
USD	71,156	IDR	1,027,131,808	12/21	JPM	11	—
USD	131,715	IDR	1,907,370,000	01/22	JPM	94	—
USD	285,000	KRW	329,350,560	10/21	DUB	6,930	—
USD	1,279,495	KRW	1,512,823,120	10/21	SCB	2,220	—
USD	360,000	MXN	7,274,880	10/21	MSC	9,063	—
USD	160,316	RUB	11,720,890	10/21	CIT	—	(35)
USD	247,130	ZAR	3,601,154	10/21	JPM	8,916	—
USD	367,060	ZAR	5,538,821	10/21	MER	670	—
ZAR	608,000	USD	42,262	10/21	BNP	—	(2,043)

Total Forward Foreign Currency Contracts						$251,472	($287,079)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(e)	Swap agreements outstanding as of September 30, 2021 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.680%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 3,301,298	($47,815)	$—	($47,815)
2.325%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	CNY 7,000,000	(4,586)	—	(4,586)
2.833%	7-Day CNY-RRR	Q / Q	LCH	06/16/26	2,400,000	5,852	—	5,852

						($46,549)	$—	($46,549)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$—	$5,852
Liabilities	—	(52,401)

	$—	($46,549)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$17,639,719	$—	$17,639,719	$—
	Foreign Government Bonds & Notes	41,683,944	—	41,683,944	—
	Short-Term Investments	1,327,373	875,396	451,977	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	251,472	—	251,472	—
	Interest Rate Contracts
	Swaps	5,852	—	5,852	—

	Total Assets - Derivatives	257,324	—	257,324	—

	Total Assets	60,908,360	875,396	60,032,964	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(287,079)	—	(287,079)	—
	Interest Rate Contracts
	Swaps	(52,401)	—	(52,401)	—

	Total Liabilities - Derivatives	(339,480)	—	(339,480)	—

	Total Liabilities	(339,480)	—	(339,480)	—

	Total	$60,568,880	$875,396	$59,693,484	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 1.5%

The Sherwin-Williams Co	9,942	$2,781,076

Communications - 25.3%

Airbnb Inc ‘A’ *	267	44,789
Alphabet Inc ‘A’ *	4,038	10,795,674
Alphabet Inc ‘C’ *	1,238	3,299,654
Amazon.com Inc *	4,452	14,624,998
Bumble Inc ‘A’ *	6,325	316,123
Charter Communications Inc ‘A’ *	3,305	2,404,586
Facebook Inc ‘A’ *	21,364	7,250,728
Match Group Inc *	12,390	1,945,106
Netflix Inc *	4,927	3,007,145
Sea Ltd ADR (Taiwan) *	5,378	1,714,130
Shopify Inc ‘A’ (Canada) *	638	864,988
Uber Technologies Inc *	19,490	873,152

		47,141,073

Consumer, Cyclical - 3.1%

Chipotle Mexican Grill Inc *	630	1,145,037
Dollar General Corp	3,113	660,392
Lululemon Athletica Inc *	2,059	833,277
MGM Resorts International	8,146	351,500
NIKE Inc ‘B’	10,816	1,570,808
Ross Stores Inc	5,694	619,792
Starbucks Corp	5,069	559,161

		5,739,967

Consumer, Non-Cyclical - 21.1%

Abbott Laboratories	22,364	2,641,859
Alnylam Pharmaceuticals Inc *	2,171	409,907
Becton Dickinson and Co	2,895	711,649
Boston Scientific Corp *	51,411	2,230,723
Colgate-Palmolive Co	19,775	1,494,595
CoStar Group Inc *	17,190	1,479,371
Danaher Corp	14,439	4,395,809
Edwards Lifesciences Corp *	13,735	1,554,939
Equifax Inc	5,628	1,426,248
ICON PLC (Ireland) *	7,112	1,863,486
PayPal Holdings Inc *	18,099	4,709,541
Square Inc ‘A’ *	8,640	2,072,218
STERIS PLC	2,912	594,863
The Estee Lauder Cos Inc ‘A’	8,729	2,618,089
Thermo Fisher Scientific Inc	6,326	3,614,234
TransUnion	16,375	1,839,076
Verisk Analytics Inc	12,862	2,575,873
Vertex Pharmaceuticals Inc *	4,549	825,143
Zoetis Inc	11,987	2,327,156

		39,384,779

Financial - 8.2%

American Tower Corp REIT	4,270	1,133,301
Aon PLC ‘A’	4,231	1,209,093
Equinix Inc REIT	1,123	887,316
Mastercard Inc ‘A’	15,738	5,471,788
The Charles Schwab Corp	24,259	1,767,025
Visa Inc ‘A’	21,728	4,839,912

		15,308,435

	Shares	Value
Industrial - 3.0%

AMETEK Inc	12,138	$1,505,233
Canadian Pacific Railway Ltd (Canada)	10,597	689,547
Johnson Controls International PLC	14,408	980,897
Vulcan Materials Co	13,626	2,304,974

		5,480,651

Technology - 37.2%

Activision Blizzard Inc	12,680	981,305
Adobe Inc *	13,031	7,502,207
Apple Inc	50,254	7,110,941
Applied Materials Inc	13,560	1,745,579
ASML Holding NV (Netherlands)	2,619	1,951,443
Atlassian Corp PLC ‘A’ *	2,857	1,118,287
Autodesk Inc *	8,109	2,312,444
Black Knight Inc *	5,766	415,152
Cadence Design Systems Inc *	8,527	1,291,329
Clarivate PLC *	43,526	953,219
Electronic Arts Inc	10,182	1,448,390
Intuit Inc	8,637	4,659,748
Lam Research Corp	4,344	2,472,388
Microsoft Corp	68,496	19,310,392
MSCI Inc	5,953	3,621,448
NVIDIA Corp	21,707	4,496,822
ROBLOX Corp ‘A’ *	7,047	532,401
Roper Technologies Inc	2,271	1,013,161
salesforce.com Inc *	9,901	2,685,349
ServiceNow Inc *	3,688	2,294,932
Synopsys Inc *	3,266	977,873
Take-Two Interactive Software Inc *	2,728	420,303

		69,315,113

Total Common Stocks (Cost $61,410,291)		185,151,094

TOTAL INVESTMENTS - 99.4% (Cost $61,410,291)		185,151,094

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,170,114

NET ASSETS - 100.0%		$186,321,208

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	37.2%
Communications	25.3%
Consumer, Non-Cyclical	21.1%
Financial	8.2%
Consumer, Cyclical	3.1%
Industrial	3.0%
Others (each less than 3.0%)	1.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$185,151,094	$185,151,094	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 3.2%

Air Products and Chemicals Inc	13,425	$3,438,277
PPG Industries Inc	15,419	2,205,071

		5,643,348

Communications - 18.8%

Alphabet Inc ‘A’ *	1,172	3,133,365
Booking Holdings Inc*	1,829	4,341,808
Charter Communications Inc ‘A’ *	5,144	3,742,569
Cisco Systems Inc	81,350	4,427,881
Comcast Corp ‘A’	92,408	5,168,379
DISH Network Corp ‘A’ *	120,294	5,227,977
Motorola Solutions Inc	17,708	4,113,923
T-Mobile US Inc*	19,262	2,460,913

		32,616,815

Consumer, Cyclical - 3.2%

The Home Depot Inc	9,370	3,075,796
The TJX Cos Inc	38,219	2,521,690

		5,597,486

Consumer, Non-Cyclical - 8.8%

Amgen Inc	8,695	1,848,992
Anthem Inc	8,058	3,004,022
Johnson & Johnson	20,068	3,240,982
Merck & Co Inc	19,958	1,499,045
PepsiCo Inc	11,239	1,690,458
UnitedHealth Group Inc	9,988	3,902,711

		15,186,210

Energy - 5.8%

Chevron Corp	29,203	2,962,644
ConocoPhillips	70,936	4,807,333
Enterprise Products Partners LP	101,937	2,205,917

		9,975,894

Financial - 27.3%

American Express Co	40,099	6,717,785
American Tower Corp REIT	13,319	3,534,996
Bank of America Corp	187,396	7,954,960
Berkshire Hathaway Inc ‘B’ *	9,771	2,666,897
Capital One Financial Corp	20,863	3,379,180
JPMorgan Chase & Co	48,870	7,999,530
Marsh & McLennan Cos Inc	16,268	2,463,463
The Bank of New York Mellon Corp	46,301	2,400,244
The Charles Schwab Corp	53,147	3,871,228
The Progressive Corp	21,724	1,963,632
The Travelers Cos Inc	14,169	2,153,830
US Bancorp	35,255	2,095,557

		47,201,302

Industrial - 21.8%

Deere & Co	16,808	5,631,857
Honeywell International Inc	16,500	3,502,620
Illinois Tool Works Inc	12,892	2,663,874
Martin Marietta Materials Inc	6,100	2,084,248
Northrop Grumman Corp	8,562	3,083,604

	Shares	Value
Otis Worldwide Corp	25,309	$2,082,424
Raytheon Technologies Corp	64,778	5,568,317
TE Connectivity Ltd	44,638	6,125,226
United Parcel Service Inc ‘B’	18,286	3,329,881
Vertiv Holdings Co	153,418	3,695,840

		37,767,891

Technology - 5.4%

Apple Inc	5,398	763,817
Microsoft Corp	6,535	1,842,347
NXP Semiconductors NV (China)	10,511	2,058,790
Oracle Corp	25,234	2,198,638
QUALCOMM Inc	19,312	2,490,862

		9,354,454

Utilities - 4.9%

Edison International	46,499	2,579,300
Sempra Energy	46,917	5,935,000

		8,514,300

Total Common Stocks (Cost $86,253,859)		171,857,700

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,373,587	1,373,587

Total Short-Term Investment (Cost $1,373,587)		1,373,587

TOTAL INVESTMENTS - 100.0% (Cost $87,627,446)		173,231,287

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(84,232)

NET ASSETS - 100.0%		$173,147,055

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.3%
Industrial	21.8%
Communications	18.8%
Consumer, Non-Cyclical	8.8%
Energy	5.8%
Technology	5.4%
Utilities	4.9%
Basic Materials	3.2%
Consumer, Cyclical	3.2%
Others (each less than 3.0%)	0.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$171,857,700	$171,857,700	$—	$—
	Short-Term Investment	1,373,587	1,373,587	—	—

	Total	$173,231,287	$173,231,287	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 3.2%

Axalta Coating Systems Ltd *	29,283	$854,771
Ingevity Corp *	9,314	664,740
Rogers Corp *	2,947	549,556

		2,069,067

Communications - 2.9%

Open Lending Corp ‘A’ *	17,823	642,876
Q2 Holdings Inc *	12,245	981,314
Zendesk Inc *	2,255	262,459

		1,886,649

Consumer, Cyclical - 13.7%

Dutch Bros Inc ‘A’ *	10,196	441,691
F45 Training Holdings Inc *	38,344	573,626
Genius Sports Ltd (United Kingdom) *	36,177	675,063
JetBlue Airways Corp *	53,871	823,688
Leslie’s Inc *	49,127	1,009,069
Malibu Boats Inc ‘A’ *	12,264	858,235
Manchester United PLC ‘A’ (United Kingdom)	34,204	662,531
Olaplex Holdings Inc *	15,857	388,496
On Holding AG ‘A’ (Switzerland) *	6,798	204,824
Penn National Gaming Inc *	6,650	481,859
Petco Health & Wellness Co Inc *	23,704	500,154
Skechers USA Inc ‘A’ *	19,691	829,385
ThredUp Inc ‘A’ *	25,087	544,137
Visteon Corp *	4,857	458,452
Vroom Inc *	23,272	513,613

		8,964,823

Consumer, Non-Cyclical - 30.4%

Abcam PLC (United Kingdom) *	25,948	523,736
Acutus Medical Inc *	17,776	157,140
Adaptive Biotechnologies Corp *	8,250	280,418
Allovir Inc *	10,798	270,598
Amicus Therapeutics Inc *	12,112	115,670
Annexon Inc *	10,511	195,610
BioAtla Inc *	6,871	202,282
Bioxcel Therapeutics Inc *	5,787	175,636
Boyd Group Services Inc (Canada)	2,230	413,657
Bridgebio Pharma Inc *	6,406	300,249
Bright Horizons Family Solutions Inc *	2,671	372,391
Certara Inc *	23,676	783,676
Charles River Laboratories International Inc *	1,060	437,430
Collegium Pharmaceutical Inc *	10,719	211,593
European Wax Center Inc ‘A’ *	20,432	572,300
Evo Payments Inc ‘A’ *	41,633	985,870
Guardant Health Inc *	2,033	254,145
Harmony Biosciences Holdings Inc *	9,567	366,703
HealthEquity Inc *	8,828	571,701
ICON PLC (Ireland) *	3,047	798,375
Immunocore Holdings PLC ADR (United Kingdom) *	4,651	172,413
Laird Superfood Inc *	3,603	68,745
Legalzoom.com Inc *	16,196	427,574
LifeStance Health Group Inc *	37,332	541,314
Lyell Immunopharma Inc *	13,648	201,990
Maravai LifeSciences Holdings Inc ‘A’ *	12,580	617,426
MaxCyte Inc *	21,873	267,069
Neurocrine Biosciences Inc *	2,496	239,391
Nevro Corp *	3,845	447,481
Nuvei Corp (Canada) * ~	8,915	1,029,861
Oatly Group AB ADR *	34,956	528,535
Olink Holding AB ADR (Sweden) *	6,740	163,445
Optinose Inc *	25,201	75,603
Oxford Nanopore Technologies PLC (United Kingdom) *	26,448	218,306
Paylocity Holding Corp *	2,505	702,402
Payoneer Global Inc *	59,672	510,196

	Shares	Value
Prelude Therapeutics Inc *	6,631	$ 207,219
PROCEPT BioRobotics Corp *	5,707	217,722
Recursion Pharmaceuticals Inc ‘A’ *	12,386	285,002
Remitly Global Inc *	15,329	562,574
Ritchie Bros Auctioneers Inc (Canada)	17,236	1,062,772
Sana Biotechnology Inc *	10,568	237,991
Silk Road Medical Inc *	4,014	220,890
SpringWorks Therapeutics Inc *	5,756	365,161
Syneos Health Inc *	11,307	989,136
The Duckhorn Portfolio Inc *	17,202	393,754
TriNet Group Inc *	6,036	570,885
Turning Point Therapeutics Inc *	3,961	263,129
Twist Bioscience Corp *	2,844	304,223

		19,881,389

Energy - 1.8%

Array Technologies Inc *	24,140	447,073
Shoals Technologies Group Inc ‘A’ *	26,757	745,985

		1,193,058

Financial - 11.2%

Bank OZK	7,469	321,018
Big Yellow Group PLC REIT (United Kingdom)	28,569	536,990
CoreSite Realty Corp REIT	7,126	987,236
First Interstate BancSystem Inc ‘A’	1,862	74,964
Focus Financial Partners Inc ‘A’ *	20,652	1,081,545
GCM Grosvenor Inc ‘A’	22,637	260,778
Grosvenor Capital Management PIPE *	15,272	175,933
Hamilton Lane Inc ‘A’	10,040	851,593
Industrial Logistics Properties Trust REIT	10,186	258,826
Innovative Industrial Properties Inc REIT	2,628	607,515
Prosperity Bancshares Inc	7,915	562,994
STAG Industrial Inc REIT	24,431	958,917
WisdomTree Investments Inc	116,270	659,251

		7,337,560

Industrial - 12.0%

Advanced Drainage Systems Inc	4,565	493,796
Advanced Energy Industries Inc	10,420	914,355
CryoPort Inc *	9,866	656,188
Generac Holdings Inc *	778	317,945
Gerresheimer AG (Germany)	7,591	742,755
GFL Environmental Inc (Canada)	17,287	642,212
Knight-Swift Transportation Holdings Inc	14,639	748,785
Kratos Defense & Security Solutions Inc *	10,643	237,445
Littelfuse Inc	1,413	386,131
Schneider National Inc ‘B’	20,400	463,896
Sensata Technologies Holding PLC *	16,184	885,588
The AZEK Co Inc *	26,132	954,602
Trex Co Inc *	3,768	384,072

		7,827,770

Technology - 23.0%

8x8 Inc *	21,860	511,305
ACV Auctions Inc ‘A’ *	44,919	803,601
Alkami Technology Inc *	23,015	568,010
Avalara Inc *	1,800	314,586
CACI International Inc ‘A’ *	5,292	1,387,033
Definitive Healthcare Corp *	3,435	147,121
DoubleVerify Holdings Inc *	17,018	581,335
Endava PLC ADR (United Kingdom) *	5,656	768,368
Everbridge Inc *	5,897	890,683
ExlService Holdings Inc *	7,671	944,454
Health Catalyst Inc *	320	16,003
Keywords Studios PLC (Ireland) *	22,653	888,820
Latch Inc *	42,205	475,650
nCino Inc *	6,824	484,709
Outset Medical Inc *	6,493	321,014
PagerDuty Inc *	13,903	575,862
Paycor HCM Inc *	21,461	754,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Ping Identity Holding Corp *	17,891	$ 439,582
Procore Technologies Inc *	5,448	486,724
Rapid7 Inc *	12,386	1,399,866
Talkspace Inc *	93,751	342,191
TaskUS Inc ‘A’ (Philippines) *	7,136	473,616
Thoughtworks Holding Inc *	21,460	616,117
WNS Holdings Ltd ADR (India) *	10,103	826,425

		15,017,644

Total Common Stocks (Cost $56,564,942)		64,177,960

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,639,393	1,639,393

Total Short-Term Investment (Cost $1,639,393)		1,639,393

TOTAL INVESTMENTS - 100.7% (Cost $58,204,335)		65,817,353

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(448,449)

NET ASSETS - 100.0%		$65,368,904

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	30.4%
Technology	23.0%
Consumer, Cyclical	13.7%
Industrial	12.0%
Financial	11.2%
Basic Materials	3.2%
Others (each less than 3.0%)	7.2%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,069,067	$2,069,067	$—	$—
	Communications	1,886,649	1,886,649	—	—
	Consumer, Cyclical	8,964,823	8,964,823	—	—
	Consumer, Non-Cyclical	19,881,389	19,881,389	—	—
	Energy	1,193,058	1,193,058	—	—
	Financial	7,337,560	7,337,560	—	—
	Industrial	7,827,770	7,085,015	742,755	—
	Technology	15,017,644	15,017,644	—	—

	Total Common Stocks	64,177,960	63,435,205	742,755	—

	Short-Term Investment	1,639,393	1,639,393	—	—

	Total	$65,817,353	$65,074,598	$742,755	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 7.0%

AdvanSix Inc *	31,220	$1,240,995
Carpenter Technology Corp	38,029	1,245,070
Commercial Metals Co	33,950	1,034,117
GCP Applied Technologies Inc *	32,711	717,025
HB Fuller Co	20,670	1,334,455
Innospec Inc	8,890	748,716
Orion Engineered Carbons SA (Germany) *	64,371	1,173,483
Schnitzer Steel Industries Inc ‘A’	15,440	676,426

		8,170,287

Communications - 4.6%

A10 Networks Inc *	114,006	1,536,801
Casa Systems Inc *	144,828	981,934
Criteo SA ADR (France) *	35,843	1,313,646
Houghton Mifflin Harcourt Co *	114,676	1,540,099

		5,372,480

Consumer, Cyclical - 21.8%

Blue Bird Corp *	62,927	1,312,657
Dana Inc	47,220	1,050,173
Dine Brands Global Inc *	16,000	1,299,360
Genesco Inc *	19,700	1,137,281
Herman Miller Inc	42,500	1,600,550
Hilton Grand Vacations Inc *	14,890	708,317
IMAX Corp *	86,710	1,645,756
KB Home	41,040	1,597,277
Kontoor Brands Inc	23,080	1,152,846
Malibu Boats Inc ‘A’ *	8,509	595,460
Papa John’s International Inc	11,746	1,491,624
Regis Corp *	74,860	260,513
REV Group Inc	71,950	1,234,662
Ruth’s Hospitality Group Inc *	44,447	920,497
Sally Beauty Holdings Inc *	67,382	1,135,387
Scientific Games Corp *	17,670	1,467,847
SkyWest Inc *	34,609	1,707,608
Taylor Morrison Home Corp *	58,598	1,510,656
The Goodyear Tire & Rubber Co *	120,540	2,133,558
The Shyft Group Inc	40,071	1,523,099

		25,485,128

Consumer, Non-Cyclical - 11.5%

Acadia Healthcare Co Inc *	18,550	1,183,119
BrightView Holdings Inc *	77,173	1,139,073
Herc Holdings Inc *	14,780	2,415,939
Integra LifeSciences Holdings Corp *	17,880	1,224,422
Korn Ferry	22,402	1,621,009
MEDNAX Inc*	63,330	1,800,472
Nomad Foods Ltd (United Kingdom) *	58,864	1,622,292
The Hain Celestial Group Inc *	41,069	1,756,932
Viad Corp *	15,320	695,681

		13,458,939

Energy - 2.7%

Cimarex Energy Co *	10,560	920,832
Dril-Quip Inc *	24,731	622,727
HollyFrontier Corp	36,410	1,206,263
MRC Global Inc *	59,712	438,286

		3,188,108

	Shares	Value
Financial - 33.4%

1st Source Corp	22,972	$1,085,197
Armada Hoffler Properties Inc REIT	40,282	538,570
Associated Banc-Corp	47,222	1,011,495
Bank of Marin Bancorp	20,278	765,494
BankUnited Inc	38,628	1,615,423
Berkshire Hills Bancorp Inc	53,700	1,448,826
Broadstone Net Lease Inc REIT	40,260	998,851
Carter Bankshares Inc *	27,004	383,997
Cousins Properties Inc REIT	29,186	1,088,346
HarborOne Bancorp Inc	95,992	1,347,728
Heritage Financial Corp	44,790	1,142,145
Independence Realty Trust Inc REIT	88,246	1,795,806
Independent Bank Group Inc	17,029	1,209,740
Moelis & Co ‘A’	21,834	1,350,870
National Storage Affiliates Trust REIT	21,356	1,127,383
NETSTREIT Corp REIT	46,950	1,110,368
Pacific Premier Bancorp Inc	28,729	1,190,530
Physicians Realty Trust REIT	98,491	1,735,411
Premier Financial Corp	28,340	902,346
RLJ Lodging Trust REIT	72,913	1,083,487
Sandy Spring Bancorp Inc	22,473	1,029,713
Selective Insurance Group Inc	19,875	1,501,159
STAG Industrial Inc REIT	44,862	1,760,834
Stifel Financial Corp	23,965	1,628,661
Synovus Financial Corp	35,680	1,565,995
Texas Capital Bancshares Inc *	27,321	1,639,806
The Hanover Insurance Group Inc	10,600	1,373,972
TriCo Bancshares	26,849	1,165,247
Umpqua Holdings Corp	65,500	1,326,375
Webster Financial Corp	28,653	1,560,442
WSFS Financial Corp	31,397	1,610,980

		39,095,197

Industrial - 11.9%

Applied Industrial Technologies Inc	1,403	126,452
ArcBest Corp	20,180	1,650,119
Belden Inc	23,034	1,341,961
Cactus Inc ‘A’	45,410	1,712,865
Crane Co	10,537	999,013
Dycom Industries Inc *	723	51,507
GATX Corp	11,440	1,024,566
Great Lakes Dredge & Dock Corp *	67,770	1,022,649
Masonite International Corp *	11,948	1,268,041
Regal Rexnord Corp	6,145	923,839
Southwest Gas Holdings Inc	17,210	1,151,005
Terex Corp	20,067	844,821
The Manitowoc Co Inc *	46,240	990,461
Trinseo SA	14,219	767,542

		13,874,841

Technology - 4.8%

Change Healthcare Inc *	50,180	1,050,769
CommVault Systems Inc *	11,229	845,656
Kulicke & Soffa Industries Inc (Singapore)	13,240	771,627
MagnaChip Semiconductor Corp (South Korea) *	56,402	1,001,700
NCR Corp *	16,383	635,005
Unisys Corp *	50,400	1,267,056

		5,571,813

Utilities - 1.4%

IDACORP Inc	15,920	1,645,810

Total Common Stocks (Cost $84,342,225)		115,862,603

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,308,355	$1,308,355

Total Short-Term Investment (Cost $1,308,355)		1,308,355

TOTAL INVESTMENTS - 100.2% (Cost $85,650,580)		117,170,958

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(219,591)

NET ASSETS - 100.0%		$116,951,367

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.4%
Consumer, Cyclical	21.8%
Industrial	11.9%
Consumer, Non-Cyclical	11.5%
Basic Materials	7.0%
Technology	4.8%
Communications	4.6%
Others (each less than 3.0%)	5.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$115,862,603	$115,862,603	$—	$—
	Short-Term Investment	1,308,355	1,308,355	—	—

	Total	$117,170,958	$117,170,958	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	46,078	$21,754

Total Warrants (Cost $0)		21,754

PREFERRED STOCKS - 0.3%

Brazil - 0.3%

Lojas Americanas SA	426,650	376,059

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22 *	390,884	10,795

Total Preferred Stocks (Cost $1,516,296)		386,854

COMMON STOCKS - 97.1%

Brazil - 4.6%

Ambev SA	278,725	784,622
Americanas SA *	76,827	435,363
B3 SA - Brasil Bolsa Balcao	221,279	519,294
Lojas Renner SA	88,000	553,459
Pagseguro Digital Ltd ‘A’ *	19,707	1,019,246
Vale SA ADR	198,308	2,766,397

		6,078,381

China - 24.3%

BeiGene Ltd ADR *	6,271	2,276,373
Blue Moon Group Holdings Ltd ~	150,729	130,599
Brii BiosciencesLtd * Ω	34,500	173,062
Brii BiosciencesLtd * ± Ω	34,000	162,026
Budweiser Brewing Co APAC Ltd ~	223,900	568,715
Contemporary Amperex Technology Co Ltd ‘A’	1,400	113,426
Huazhu Group Ltd ADR *	83,375	3,823,578
Innovent Biologics Inc * ~	63,000	606,706
Keymed BiosciencesInc * ~ Ω	9,645	63,746
Keymed BiosciencesInc * ~ ± Ω	14,500	91,041
Meituan B * ~	46,500	1,484,347
NetEase Inc ADR	35,471	3,029,223
New Horizon Health Ltd * ~	29,500	128,330
New Oriental Education & Technology Group Inc ADR *	128,671	263,776
OneConnect Financial Technology Co Ltd ADR *	30,929	126,809
Pinduoduo Inc ADR *	30,326	2,749,658
Remegen Co Ltd H * ~	16,114	202,705
Sunny Optical Technology Group Co Ltd	9,100	238,283
Tencent Holdings Ltd	72,081	4,303,146
Wuxi Biologics Cayman Inc * ~	171,500	2,781,781
Yum China Holdings Inc	82,133	4,772,749
Zai Lab Ltd ADR *	11,405	1,201,973
ZTO Express Cayman Inc	6,213	190,984
ZTO Express Cayman Inc ADR	78,714	2,413,371

		31,896,407

Egypt - 0.5%

Commercial International Bank Egypt SAE *	264,395	715,272

France - 4.9%

Kering SA	5,514	3,916,380
LVMH Moet Hennessy Louis Vuitton SE	100	71,626
Pernod Ricard SA	11,099	2,446,921

		6,434,927

	Shares	Value

Hong Kong - 4.8%

AIA Group Ltd	507,200	$5,835,035
Hong Kong Exchanges & Clearing Ltd	7,900	485,459

		6,320,494

India - 16.5%

Godrej Properties Ltd *	18,384	569,916
Havells India Ltd	9,155	168,293
HDFC Life Insurance Co Ltd ~	34,043	330,542
Housing Development Finance Corp Ltd	201,237	7,437,297
Infosys Ltd	96,746	2,169,068
Kotak Mahindra Bank Ltd	195,623	5,264,691
Oberoi Realty Ltd *	58,389	754,228
Tata Consultancy Services Ltd	82,597	4,185,872
Zee Entertainment Enterprises Ltd	185,526	753,642

		21,633,549

Indonesia - 1.7%

P.T. Bank Central Asia Tbk	500,500	1,219,077
P.T. Bank Rakyat Indonesia Persero Tbk	2,207,110	588,298
P.T. Indocement Tunggal Prakarsa Tbk	289,318	210,650
P.T. Semen Indonesia Persero Tbk	254,100	144,415

		2,162,440

Italy - 1.6%

Moncler SPA	13,105	799,282
PRADA SPA	235,000	1,283,331

		2,082,613

Mexico - 6.1%

Alsea SAB de CV *	183,480	369,422
Fomento Economico Mexicano SAB de CV	269,898	2,341,430
Fomento Economico Mexicano SAB de CV ADR	6,148	533,155
Grupo Mexico SAB de CV ‘B’	738,390	2,936,175
Wal-Mart de Mexico SAB de CV	535,620	1,815,111

		7,995,293

Peru - 0.5%

Credicorp Ltd	5,269	584,543

Philippines - 2.1%

Ayala Land Inc	1,252,400	822,494
SM Investments Corp	79,587	1,544,621
SM Prime Holdings Inc	679,656	434,628

		2,801,743

Poland - 0.6%

InPost SA *	45,944	762,369

Russia - 10.5%

Novatek PJSC GDR	25,693	6,727,067
Polyus PJSC	3,765	617,150
Polyus PJSC GDR ~	3,702	304,156
Sberbank of Russia PJSC	235,148	1,098,549
Yandex NV A *	63,271	5,042,066

		13,788,988

South Africa - 0.8%

FirstRand Ltd	236,867	1,014,712

South Korea - 4.7%

LG ChemLtd	1,451	941,075
NAVER Co	1,181	383,195
Samsung Biologics Co Ltd * ~	3,016	2,213,119
Samsung Electronics Co. Ltd.	42,103	2,610,159

		6,147,548

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value

Switzerland - 2.5%

Cie Financiere Richemont SA ‘A’	31,860	$3,303,312

Taiwan - 9.0%

MediaTek Inc	25,000	804,688
Taiwan Semiconductor Manufacturing Co Ltd	532,995	11,023,449

		11,828,137

Turkey - 0.3%

Akbank T.A.S.	672,855	403,274

United Kingdom - 1.1%

Oxford Nanopore Technologies PLC *	14,605	120,552
Prudential PLC	66,908	1,292,647

		1,413,199

Total Common Stocks (Cost $79,411,091)		127,367,201

SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	6,948,207	6,948,207

Total Short-Term Investment (Cost $6,948,207)		6,948,207

TOTAL INVESTMENTS - 102.7% (Cost $87,875,594)		134,724,016

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(3,585,883)

NET ASSETS - 100.0%		$131,138,133

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.2%
Technology	18.3%
Consumer, Cyclical	17.3%
Consumer, Non-Cyclical	13.0%
Communications	11.5%
Basic Materials	5.8%
Short-Term Investment	5.3%
Energy	5.1%
Industrial	3.2%

	102.7%
Other Assets & Liabilities, Net	(2.7%	)

	100.0%

(b)	As of September 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	24.3%
India	16.5%
Russia	10.5%
Taiwan	9.0%
Mexico	6.1%
United States (Includes Short-Term Investments)	5.3%
Brazil	4.9%
France	4.9%
Hong Kong	4.8%
South Korea	4.7%
Others (each less than 3.0%)	11.7%

	102.7%
Other Assets & Liabilities, Net	(2.7%	)

	100.0%

(c)

Investments with a total aggregate value of $489,875 or 0.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$21,754	$21,754	$—	$—
	Preferred Stocks	386,854	386,854	—	—
	Common Stocks
	Brazil	6,078,381	6,078,381	—	—
	China	31,896,407	20,894,318	10,749,022	253,067
	Egypt	715,272	—	715,272	—
	France	6,434,927	—	6,434,927	—
	Hong Kong	6,320,494	—	6,320,494	—
	India	21,633,549	—	21,633,549	—
	Indonesia	2,162,440	—	2,162,440	—
	Italy	2,082,613	—	2,082,613	—
	Mexico	7,995,293	7,995,293	—	—
	Peru	584,543	584,543	—	—
	Philippines	2,801,743	2,367,115	434,628	—
	Poland	762,369	—	762,369	—
	Russia	13,788,988	5,042,066	8,746,922	—
	South Africa	1,014,712	1,014,712	—	—
	South Korea	6,147,548	—	6,147,548	—
	Switzerland	3,303,312	—	3,303,312	—
	Taiwan	11,828,137	—	11,828,137	—
	Turkey	403,274	403,274	—	—
	United Kingdom	1,413,199	120,552	1,292,647	—

	Total Common Stocks	127,367,201	44,500,254	82,613,880	253,067

	Short-Term Investment	6,948,207	6,948,207	—	—

	Total	$134,724,016	$51,857,069	$82,613,880	$253,067

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.8%

Australia - 0.9%

Rio Tinto PLC	6,627	$434,414

Belgium - 0.8%

KBC Group NV	4,653	419,722

Brazil - 0.3%

Ambev SA ADR	48,554	134,009

Canada - 3.9%

Canadian National Railway Co	8,301	960,010
Intact Financial Corp	1,801	238,143
Suncor Energy Inc	12,079	250,430
The Toronto-Dominion Bank	7,593	502,663

		1,951,246

China - 2.1%

NetEase Inc	12,300	208,121
Tencent Holdings Ltd	8,500	507,440
Yum China Holdings Inc	5,973	347,091

		1,062,652

Denmark - 3.0%

Carlsberg AS ‘B’	2,217	361,688
Novo Nordisk AS ‘B’	11,692	1,126,987

		1,488,675

France - 14.4%

Air Liquide SA	7,870	1,260,460
Capgemini SE	5,191	1,076,493
Cie Generale des Etablissements Michelin SCA	2,005	307,448
Danone SA	825	56,247
Dassault Systemes SE	7,593	399,585
Engie SA	35,288	461,680
EssilorLuxottica SA	3,355	641,118
Legrand SA	4,774	511,532
L’Oreal SA	1,129	467,185
LVMH Moet Hennessy Louis Vuitton SE	1,596	1,143,158
Pernod Ricard SA	4,056	894,199

		7,219,105

Germany - 8.8%

Bayer AG	10,429	566,039
Beiersdorf AG	7,190	775,802
Deutsche Boerse AG	5,196	843,137
Merck KGaA	3,870	837,622
MTU Aero Engines AG	1,309	294,292
SAP SE	7,946	1,074,532

		4,391,424

Hong Kong - 2.3%

AIA Group Ltd	101,626	1,169,147

India - 2.9%

HDFC Bank Ltd	10,625	227,144
Housing Development Finance Corp Ltd	12,683	468,737
Tata Consultancy Services Ltd	14,707	745,325

		1,441,206

Ireland - 0.9%

Ryanair Holdings PLC ADR *	4,206	462,912

	Shares	Value

Israel - 1.0%

Check Point Software Technologies Ltd *	4,521	$511,054

Italy - 1.6%

Eni SPA	22,427	299,069
Intesa Sanpaolo SPA	178,164	504,380

		803,449

Japan - 18.1%

Daikin Industries Ltd	4,800	1,046,585
Denso Corp	6,900	450,552
Hitachi Ltd	18,500	1,094,473
Hoya Corp	6,500	1,014,122
Japan Tobacco Inc	18,700	366,413
Koito Manufacturing Co Ltd	7,000	420,932
Kose Corp	3,000	358,786
Kubota Corp	33,200	706,583
Kyocera Corp	7,800	487,588
Olympus Corp	31,800	696,038
Shin-Etsu Chemical Co Ltd	2,400	405,046
SMC Corp	900	561,519
Sony Group Corp	6,400	710,520
Terumo Corp	16,500	779,103

		9,098,260

Netherlands - 4.9%

Akzo Nobel NV	5,383	588,172
ING Groep NV	37,129	539,800
Koninklijke Philips NV	16,874	749,660
Randstad NV	6,940	467,250
Wolters Kluwer NV	842	89,249

		2,434,131

Portugal - 0.6%

Galp Energia SGPS SA	26,690	303,145

Singapore - 1.1%

DBS Group Holdings Ltd	23,900	529,591

Spain - 0.9%

Amadeus IT Group SA *	6,673	438,895

Sweden - 0.2%

Essity AB ‘B’	3,884	120,458

Switzerland - 13.7%

Cie Financiere Richemont SA ‘A’	5,874	609,029
Julius Baer Group Ltd	6,096	405,016
Nestle SA	14,923	1,798,073
Novartis AG	7,960	652,714
Roche Holding AG	4,067	1,484,333
Sika AG	1,533	484,694
UBS Group AG	50,461	805,439
Zurich Insurance Group AG	1,516	619,923

		6,859,221

Taiwan - 1.6%

Taiwan Semiconductor Manufacturing Co Ltd ADR	7,288	813,705

United Kingdom - 10.6%

Compass Group PLC *	36,132	738,942
Diageo PLC	17,489	846,730
Experian PLC	17,473	731,946
Linde PLC	1,993	586,099

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Reckitt Benckiser Group PLC	6,198	$486,916
RELX PLC 1	9,551	274,938
RELX PLC 2	18,356	531,362
Rolls-Royce Holdings PLC *	207,145	386,888
Smiths Group PLC	13,837	266,816
Tesco PLC	134,705	458,756

		5,309,393

United States - 4.2%

QIAGEN NV *	9,394	487,384
Schneider Electric SE	9,847	1,640,058

		2,127,442

Total Common Stocks (Cost $24,336,746)		49,523,256

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	272,322	272,322

Total Short-Term Investment (Cost $272,322)		272,322

TOTAL INVESTMENTS - 99.3% (Cost $24,609,068)		49,795,578

OTHER ASSETS & LIABILITIES, NET - 0.7%		336,629

NET ASSETS - 100.0%		$50,132,207

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.1%
Industrial	18.9%
Financial	14.5%
Consumer, Cyclical	10.4%
Technology	9.6%
Basic Materials	6.5%
Others (each less than 3.0%)	4.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of September 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	18.1%
France	14.4%
Switzerland	13.7%
United Kingdom	10.6%
Germany	8.8%
Netherlands	4.9%
United States (Includes Short-Term Investment)	4.7%
Canada	3.9%
Denmark	3.0%
Others (each less than 3.0%)	17.2%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$434,414	$—	$434,414	$—
	Belgium	419,722	—	419,722	—
	Brazil	134,009	134,009	—	—
	Canada	1,951,246	1,951,246	—	—
	China	1,062,652	347,091	715,561	—
	Denmark	1,488,675	—	1,488,675	—
	France	7,219,105	—	7,219,105	—
	Germany	4,391,424	—	4,391,424	—
	Hong Kong	1,169,147	—	1,169,147	—
	India	1,441,206	—	1,441,206	—
	Ireland	462,912	462,912	—	—
	Israel	511,054	511,054	—	—
	Italy	803,449	—	803,449	—
	Japan	9,098,260	—	9,098,260	—
	Netherlands	2,434,131	—	2,434,131	—
	Portugal	303,145	—	303,145	—
	Singapore	529,591	—	529,591	—
	Spain	438,895	—	438,895	—
	Sweden	120,458	—	120,458	—
	Switzerland	6,859,221	—	6,859,221	—
	Taiwan	813,705	813,705	—	—
	United Kingdom	5,309,393	—	5,309,393	—
	United States	2,127,442	487,384	1,640,058	—

	Total Common Stocks	49,523,256	4,707,401	44,815,855	—

	Short-Term Investment	272,322	272,322	—	—

	Total	$49,795,578	$4,979,723	$44,815,855	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Draegerwerk AG & Co KGaA	1,000	$81,953
Jungheinrich AG	2,438	113,062

		195,015

Total Preferred Stocks (Cost $216,332)		195,015

COMMON STOCKS - 97.7%

Australia - 3.2%

Austal Ltd	40,000	53,720
Charter Hall Retail REIT	40,000	113,412
Codan Ltd	15,500	140,705
Costa Group Holdings Ltd	30,000	69,951
GrainCorp Ltd ‘A’	19,907	89,827
Iluka Resources Ltd	18,000	115,790
McMillan Shakespeare Ltd	18,545	193,261
Metcash Ltd	43,378	121,328
Netwealth Group Ltd	9,000	92,895
Pro Medicus Ltd	3,000	116,383
Sandfire Resources	22,390	87,350

		1,194,622

Austria - 0.4%

BAWAG Group AG ~	2,439	154,356

Belgium - 1.2%

Bekaert SA	4,186	174,145
bpost SA *	8,943	78,860
D’ieteren SA	1,300	190,760

		443,765

Canada - 12.0%

Alaris Equity Partners Income	4,600	64,391
ARC Resources Ltd	20,000	187,431
AutoCanada Inc *	7,000	256,379
BTB REIT	28,500	90,455
Canaccord Genuity Group Inc	10,000	109,979
Canadian Western Bank	4,500	130,282
Canfor Pulp Products Inc *	12,700	65,174
Celestica Inc *	21,958	195,032
CI Financial Corp	6,052	122,846
Corus Entertainment Inc ‘B’	40,006	179,405
CT REIT	8,395	112,874
Dream Office REIT	5,500	99,874
Dundee Precious Metals Inc	23,050	138,671
Empire Co Ltd ‘A’	3,800	115,806
Enerplus Corp	33,600	268,991
Extendicare Inc	15,917	92,240
Finning International Inc	7,200	177,641
HEXO Corp *	13,000	23,812
Home Capital Group Inc *	4,000	117,196
Linamar Corp	2,200	114,238
Medical Facilities Corp	35,452	272,622
MEG Energy Corp *	17,000	132,741
Parex Resources Inc	9,688	176,229
Polaris Infrastructure Inc	9,400	128,391
Precision Drilling Corp *	4,145	167,554
TFI International Inc	2,200	225,072
The North West Co Inc	4,000	106,806
Torex Gold Resources Inc *	7,950	79,462
Trican Well Service Ltd *	38,000	88,805
Uni-Select Inc *	12,900	180,677
Wajax Corp	5,400	97,845
Western Forest Products Inc	90,900	157,887

		4,476,808

	Shares	Value
China - 0.4%

S-Enjoy Service Group Co Ltd	36,000	$76,555
VSTECS Holdings Ltd	82,000	73,414

		149,969

Denmark - 2.8%

Pandora AS	2,577	312,847
Royal Unibrew AS	1,700	204,479
Schouw & Co AS	1,100	105,652
SimCorp AS	755	89,206
Spar Nord Bank AS	6,975	81,158
Sydbank AS	4,600	137,492
Topdanmark AS	2,500	128,985

		1,059,819

Finland - 1.6%

Tokmanni Group Corp	6,829	166,593
Uponor Oyj	9,530	236,185
Valmet Oyj	5,000	180,520

		583,298

France - 4.7%

Alten SA	1,000	146,329
Biophytis SA *	60,347	51,658
Criteo SA ADR *	2,700	98,955
Elior Group SA * ~	10,630	84,429
Eutelsat Communications SA	2,809	38,627
IPSOS	2,600	118,154
Mercialys SA REIT	11,065	117,549
Metropole Television SA	6,339	131,876
Nexity SA	2,300	109,370
Publicis Groupe SA	3,600	241,840
SCOR SE	4,827	138,998
Societe BIC SA	1,670	98,463
Trigano SA	1,297	243,174
Virbac SA	350	150,089

		1,769,511

Georgia - 0.3%

Bank of Georgia Group PLC *	5,456	114,241

Germany - 6.5%

Cewe Stiftung & Co KGAA	748	100,334
Covestro AG ~	2,000	136,302
Deutsche Pfandbriefbank AG ~	10,085	113,530
DWS Group GmbH & Co KGaA ~	3,354	140,881
Freenet AG	5,500	143,907
GEA Group AG	5,947	271,596
GFT Technologies SE	7,348	243,005
HelloFresh SE *	3,200	294,935
JOST Werke AG ~	2,685	152,087
LANXESS AG	2,900	195,995
METRO AG	8,500	110,282
Salzgitter AG *	4,000	133,998
TAG Immobilien AG	4,500	131,572
Wacker Chemie AG	1,426	265,259

		2,433,683

Hong Kong - 2.5%

ASM Pacific Technology Ltd	10,000	109,163
Dah Sing Financial Holdings Ltd	22,656	67,828
Haitong International Securities Group Ltd	280,000	73,788
Hysan Development Co Ltd	28,917	94,165
K Wah International Holdings Ltd	186,470	75,269
Kerry Properties Ltd	35,000	92,066
Luk Fook Holdings International Ltd	40,000	102,460
PAX Global Technology Ltd	102,000	128,020
Swire Pacific Ltd ‘A’	20,000	118,341
Texhong Textile Group Ltd	48,000	69,127

		930,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Indonesia - 0.3%

Golden Agri-Resources Ltd	600,000	$103,380

Ireland - 0.8%

AerCap Holdings NV *	3,000	173,430
Hibernia REIT PLC	85,559	115,757

		289,187

Israel - 0.6%

Gazit-Globe Ltd	9,048	63,727
Plus500 Ltd	7,952	148,932

		212,659

Italy - 2.5%

Anima Holding SPA ~	20,000	95,300
Azimut Holding SPA	5,100	139,707
Banca IFIS SPA	6,401	123,313
Banca Sistema SPA * ~	54,623	143,022
Biesse SPA *	3,600	112,109
El.En. SPA	5,200	85,087
Sesa SPA	1,325	238,432

		936,970

Japan - 20.8%

Aeon Mall Co Ltd	5,100	78,471
Altech Corp	5,100	93,865
Aozora Bank Ltd	4,500	110,041
Asahi Co Ltd	8,400	100,341
ASKUL Corp	5,400	79,181
BML Inc	2,600	98,631
Capcom Co Ltd	3,000	83,358
CTS Co Ltd	10,900	78,404
Cybernet Systems Co Ltd	14,500	83,612
Daiken Corp	4,400	92,181
Dear Life Co Ltd	19,700	85,016
Doshisha Co Ltd	6,000	94,165
FCC Co Ltd	5,100	71,847
Foster Electric Co Ltd	9,200	75,907
Fukui Computer Holdings Inc	4,600	178,040
FULLCAST Holdings Co Ltd	5,000	101,484
Gakujo Co Ltd	6,500	74,119
Glory Ltd	2,900	64,665
Goldcrest Co Ltd	5,000	75,807
H.U. Group Holdings Inc	3,600	97,788
Hanwa Co Ltd	3,900	120,538
Hokkaido Electric Power Co Inc	19,000	90,466
Hokuto Corp	4,400	77,517
Hosiden Corp	11,000	94,806
IR Japan Holdings Ltd	1,500	165,208
Izumi Co Ltd	2,700	89,829
Japan Lifeline Co Ltd	6,000	73,679
Japan Logistics Fund Inc REIT	42	124,911
Joyful Honda Co Ltd	6,100	84,437
Juki Corp	14,300	106,235
Kaken Pharmaceutical Co Ltd	2,200	90,527
Kamigumi Co Ltd	4,000	83,830
KFC Holdings Japan Ltd	2,600	68,922
Kito Corp	3,800	61,181
Kitz Corp	16,000	112,635
Kozo Keikaku Engineering Inc	2,900	68,857
Kyoei Steel Ltd	2,000	24,702
Kyudenko Corp	3,300	108,926
Lawson Inc	1,500	73,684
Megachips Corp	3,000	89,876
Meitec Corp	2,000	110,153
MIMAKI ENGINEERING CO LTD	11,900	104,250
Mitsui-Soko Holdings Co Ltd	6,000	135,316
Mixi Inc	3,000	67,476

	Shares	Value
Nakanishi Inc	5,300	$120,688
Nihon Parkerizing Co Ltd	8,000	82,095
Nippon Electric Glass Co Ltd	1,900	44,942
Nippon Gas Co Ltd	7,200	98,896
Nishio Rent All Co Ltd	3,400	89,402
Noevir Holdings Co Ltd	1,500	71,539
Obara Group Inc	3,200	111,421
Okamoto Industries Inc	2,400	88,441
Osaki Electric Co Ltd	17,500	86,738
Pilot Corp	2,800	106,460
Pressance Corp	2,800	45,963
Prima Meat Packers Ltd	3,500	88,664
Riso Kyoiku Co Ltd	26,400	104,126
Roland DG Corp	2,300	63,927
Sanei Architecture Planning Co Ltd	5,300	95,365
Sangetsu Corp	5,500	74,626
Sanki Engineering Co Ltd	6,500	86,040
Sankyo Co Ltd	2,200	54,691
Sanwa Holdings Corp	11,600	150,809
Seikagaku Corp	7,700	73,198
Shinagawa Refractories Co Ltd	3,000	105,606
Shinoken Group Co Ltd	6,700	69,666
SKY Perfect JSAT Holdings Inc	21,500	82,392
Star Micronics Co Ltd	7,000	96,968
Sumitomo Osaka Cement Co Ltd	2,600	72,373
Sumitomo Rubber Industries Ltd	8,200	104,039
Sumitomo Seika Chemicals Co Ltd	3,100	100,683
Sun Frontier Fudousan Co Ltd	10,000	99,772
Takara Leben Co Ltd	10,800	31,179
The Okinawa Electric Power Co Inc	5,781	74,463
The Yokohama Rubber Co Ltd	5,100	91,528
Tokyo Individualized Educational Institute Inc	14,400	85,917
Tokyo Tekko Co Ltd	4,500	64,118
Towa Pharmaceutical Co Ltd	2,100	59,541
Toyo Kanetsu KK	2,200	51,464
Ube Industries Ltd	1,700	33,239
UlvacInc	2,300	130,968
United Inc	5,500	81,401
ValueCommerce Co Ltd	5,700	243,379
Warabeya Nichiyo Holdings Co Ltd	4,500	102,695
Yamaguchi Financial Group Inc	15,200	90,285
Yuasa Trading Co Ltd	3,800	102,763

		7,757,354

Jordan - 0.4%

Hikma Pharmaceuticals PLC	4,935	162,342

Kyrgyzstan - 0.2%

Centerra Gold Inc	13,494	92,155

Luxembourg - 0.6%

APERAM SA	4,272	236,831

Malta - 0.6%

Kindred Group PLC SDR	15,000	224,940

Netherlands - 3.4%

Aegon NV	33,000	170,341
ASM International NV	691	270,608
ASR Nederland NV	4,651	212,762
BE Semiconductor Industries NV	3,222	256,328
Randstad NV	2,171	146,167
Signify NV ~	4,505	225,505

		1,281,711

Nigeria - 0.2%

Airtel Africa PLC ~	50,000	67,168

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value

Norway - 0.8%

Aker Solutions ASA *	57,629	$126,965
Europris ASA ~	27,028	178,972

		305,937

Portugal - 0.3%

Sonae SGPS SA	110,000	115,951

Singapore - 0.7%

Ascendas India Trust	80,000	83,911
Jardine Cycle & Carriage Ltd	5,100	72,335
Sasseur REIT	140,000	87,909

		244,155

South Korea - 6.4%

CJ Freshway Corp *	3,000	84,650
Dentium Co Ltd	1,410	90,235
DGB Financial Group Inc	15,000	125,045
Dongkuk Steel Mill Co Ltd	8,000	122,104
DY POWER Corp	3,701	40,819
Handsome Co Ltd	4,132	136,825
Hanwha Aerospace Co Ltd	1,400	58,661
Huchems Fine Chemical Corp	5,544	134,139
InBody Co Ltd	5,500	117,380
INTOPS Co Ltd	3,800	81,207
i-SENS Inc	3,800	100,221
Korea Asset In Trust Co Ltd	19,827	75,917
Korea Petrochemical Ind Co Ltd	319	57,106
Korea Real Estate Investment & Trust Co Ltd	47,000	96,644
Korean Reinsurance Co	14,266	114,397
Kumho Petrochemical Co Ltd	550	86,393
LG Hausys Ltd	2,516	165,438
Lutronic Corp *	6,417	102,718
Osstem Implant Co Ltd	1,800	201,427
Poongsan Corp	5,735	158,993
Seah Besteel Corp	7,000	151,030
Value Added Technology Co Ltd	2,433	83,144

		2,384,493

Spain - 3.6%

Acciona SA	900	149,619
Acerinox SA	8,754	112,201
Atresmedia Corp de Medios de Comunicacion SA *	17,597	75,582
Banco de Sabadell SA *	230,000	192,275
Cia de Distribucion Integral Logista Holdings SA	5,348	112,808
Enagas SA	6,275	139,456
Ercros SA *	25,000	102,369
Lar Espana Real Estate Socimi SA REIT	15,262	94,935
Mediaset Espana Comunicacion SA *	15,334	87,177
Pharma Mar SA	1,014	87,225
Vidrala SA	616	67,216
Viscofan SA	1,965	128,717

		1,349,580

Sweden - 3.6%

Betsson AB ‘B’	22,956	190,898
Bilia AB ‘A’	7,500	135,350
Coor Service Management Holding AB ~	12,000	113,703
Evolution AB ~	1,418	214,741
Humana AB *	11,000	92,106
Inwido AB	10,000	167,230
LeoVegas AB ~	18,827	73,231
Tethys Oil AB	15,692	108,621
Trelleborg AB ‘B’	6,416	136,207
Vitrolife AB	2,000	105,501

		1,337,588

Switzerland - 5.2%

ALSO Holding AG	506	145,948
Ascom Holding AG *	4,500	70,950

	Shares	Value
Baloise Holding AG	1,100	$166,859
BKW AG	1,009	108,932
Bobst Group SA *	1,213	105,297
Cembra Money Bank AG	1,100	73,876
dormakaba Holding AG	150	108,822
Emmi AG	110	113,665
Forbo Holding AG	69	136,291
Interroll Holding AG	46	194,968
Julius Baer Group Ltd	1,573	104,510
Logitech International SA	2,736	243,414
Sonova Holding AG	706	266,803
Swissquote Group Holding SA	550	101,320

		1,941,655

United Kingdom - 9.6%

BMO Coercial Property Trust Ltd REIT	83,000	107,696
Centrica PLC *	200,000	151,872
CLS Holdings PLC	31,000	92,480
Computacenter PLC	6,798	247,280
Empiric Student Property PLC REIT *	104,707	124,999
IG Group Holdings PLC	11,000	118,868
IMI PLC	10,831	242,255
Inchcape PLC	16,971	185,449
Indivior PLC *	50,000	145,384
ITV PLC *	110,000	157,319
Keller Group PLC	8,285	106,274
Man Group PLC	66,092	181,934
Pagegroup PLC	16,992	142,178
PZ Cussons PLC	28,000	85,075
Quilter PLC ~	77,054	147,761
Redrow PLC	13,173	118,298
Renishaw PLC	1,700	107,925
Rightmove PLC	22,677	208,339
Royal Mail PLC	30,007	169,699
Safestore Holdings PLC REIT	12,573	177,710
Savills PLC	5,172	94,148
Spectris PLC	3,100	160,889
Spirent Communications PLC	41,609	156,755
Travis Perkins PLC	6,247	128,442
Wickes Group PLC	7,000	21,467

		3,580,496

United States - 1.5%

BRP Inc	1,400	129,588
Inmode Ltd *	1,900	302,955
Reliance Worldwide Corp Ltd	37,000	134,541

		567,084

Total Common Stocks (Cost $26,346,778)		36,501,935

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	244,218	244,218

Total Short-Term Investment (Cost $244,218)		244,218

TOTAL INVESTMENTS - 98.9% (Cost $26,807,328)		36,941,168

OTHER ASSETS & LIABILITIES, NET - 1.1%		405,826

NET ASSETS - 100.0%		$37,346,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.0%
Industrial	18.1%
Consumer, Non-Cyclical	18.1%
Consumer, Cyclical	14.7%
Basic Materials	8.3%
Technology	6.8%
Communications	6.7%
Energy	3.7%
Others (each less than 3.0%)	2.5%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	As of September 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	20.8%
Canada	12.0%
United Kingdom	9.6%
Germany	7.0%
South Korea	6.4%
Switzerland	5.2%
France	4.7%
Spain	3.6%
Sweden	3.6%
Netherlands	3.4%
Australia	3.2%
Others (each less than 3.0%)	19.4%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Germany	$195,015	$81,953	$113,062	$—

	Total Preferred Stocks	195,015	81,953	113,062	—

	Common Stocks
	Australia	1,194,622	115,790	1,078,832	—
	Austria	154,356	—	154,356	—
	Belgium	443,765	—	443,765	—
	Canada	4,476,808	4,476,808	—	—
	China	149,969	—	149,969	—
	Denmark	1,059,819	81,158	978,661	—
	Finland	583,298	166,593	416,705	—
	France	1,769,511	380,952	1,388,559	—
	Georgia	114,241	114,241	—	—
	Germany	2,433,683	495,426	1,938,257	—
	Hong Kong	930,227	94,165	836,062	—
	Indonesia	103,380	—	103,380	—
	Ireland	289,187	289,187	—	—
	Israel	212,659	148,932	63,727	—
	Italy	936,970	—	936,970	—
	Japan	7,757,354	231,371	7,525,983	—
	Jordan	162,342	—	162,342	—
	Kyrgyzstan	92,155	92,155	—	—
	Luxembourg	236,831	—	236,831	—
	Malta	224,940	—	224,940	—
	Netherlands	1,281,711	—	1,281,711	—
	Nigeria	67,168	67,168	—	—
	Norway	305,937	—	305,937	—
	Portugal	115,951	—	115,951	—
	Singapore	244,155	—	244,155	—
	South Korea	2,384,493	—	2,384,493	—
	Spain	1,349,580	668,804	680,776	—
	Sweden	1,337,588	577,332	760,256	—
	Switzerland	1,941,655	413,930	1,527,725	—
	United Kingdom	3,580,496	1,771,324	1,809,172	—
	United States	567,084	432,543	134,541	—

	Total Common Stocks	36,501,935	10,617,879	25,884,056	—

	Short-Term Investment	244,218	244,218	—	—

	Total	$36,941,168	$10,944,050	$25,997,118	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Argentina - 0.1%

YPF SA ADR *	7,752	$36,124

Austria - 0.7%

Erste Group Bank AG	5,760	252,917

Belgium - 0.8%

Ageas SA	5,734	283,950

Brazil - 0.6%

Cia de Saneamento Basico do Estado de Sao Paulo	29,538	208,772

Burkina Faso - 0.3%

Endeavour Mining PLC	3,967	89,293

Canada - 2.3%

ARC Resources Ltd	13,903	130,293
Barrick Gold Corp	14,152	255,531
Cameco Corp	6,980	151,675
Kinross Gold Corp	24,849	133,191
Tourmaline Oil Corp	4,173	145,788

		816,478

China - 0.8%

Dongfeng Motor Group Co Ltd ‘H’	324,047	288,564

Denmark - 0.1%

The Drilling Co of 1972 AS *	460	17,264

Finland - 1.2%

Nokia OYJ *	79,996	441,202

France - 12.9%

AXA SA	19,579	542,598
BNP Paribas SA	8,714	557,528
Cie de Saint-Gobain	9,265	623,507
Dassault Aviation SA	1,300	146,132
Engie SA	39,547	517,401
Orange SA	28,045	303,303
Renault SA *	5,424	192,427
Rexel SA	12,980	250,100
SCOR SE	5,533	159,327
Societe Generale SA	13,500	422,751
Total Energies SE	18,194	869,636

		4,584,710

Germany - 3.8%

CECONOMY AG *	19,282	82,845
Continental AG *	2,443	265,209
Daimler AG	5,327	470,010
Fresenius SE & Co KGaA	9,638	461,324
METRO AG	4,034	52,339

		1,331,727

Hong Kong - 0.8%

CK Asset Holdings Ltd	47,403	273,505

	Shares	Value

India - 1.4%

Canara Bank *	49,615	$114,753
NTPC Ltd	18,725	35,663
Oil & Natural Gas Corp Ltd	126,082	243,754
Zee Entertainment Enterprises Ltd	27,913	113,388

		507,558

Indonesia - 0.7%

P.T. Bank Mandiri Persero Tbk	617,076	263,730

Ireland - 1.3%

AIB Group PLC *	74,408	202,536
Bank of Ireland Group PLC *	43,599	258,577

		461,113

Italy - 4.8%

Assicurazioni Generali SPA	19,324	409,267
BPER Banca	53,911	120,011
Eni SPA	41,415	552,278
Saipem SPA *	49,839	122,301
UniCredit SPA	37,941	502,099

		1,705,956

Japan - 25.4%

Alfresa Holdings Corp	9,050	135,193
Alps Alpine Co Ltd	11,320	122,656
Benesse Holdings Inc	769	17,389
Chiyoda Corp *	11,331	39,692
Dai-ichi Life Holdings Inc	17,474	382,175
DeNA Co Ltd	8,991	166,772
Eisai Co Ltd	1,948	145,920
Fuji Media Holdings Inc	6,056	64,085
Gree Inc	24,341	134,080
Hino Motors Ltd	33,610	312,098
Honda Motor Co Ltd	23,545	723,863
Inpex Corp	37,837	294,612
Isuzu Motors Ltd	30,216	393,117
Japan Airlines Co Ltd *	14,110	335,913
JGC Holdings Corp	20,653	192,113
Kamigumi Co Ltd	6,640	139,158
Mitsubishi Estate Co Ltd	21,380	340,430
Mitsubishi Heavy Industries Ltd	4,486	120,198
Mitsubishi Motors Corp *	26,864	73,278
Mitsubishi UFJ Financial Group Inc	95,848	566,590
Nikon Corp	18,179	201,848
Nippon Television Holdings Inc	11,259	127,139
Nissan Motor Co Ltd *	54,108	270,403
Nomura Holdings Inc	25,903	127,699
Ono Pharmaceutical Co Ltd	12,660	288,695
Resona Holdings Inc	96,632	386,529
Shimamura Co Ltd	2,959	276,579
Subaru Corp	4,130	76,321
Sumitomo Electric Industries Ltd	14,770	196,407
Sumitomo Heavy Industries Ltd	5,480	142,819
Sumitomo Mitsui Financial Group Inc	13,456	473,374
Sumitomo Mitsui Trust Holdings Inc	10,566	363,893
T&D Holdings Inc	35,629	488,755
Taiheiyo Cement Corp	6,880	142,145
Takeda Pharmaceutical Co Ltd	13,180	434,713
THK Co Ltd	9,257	203,134
Toppan Inc	6,590	111,736

		9,011,521

Luxembourg - 0.6%

RTL Group SA	3,456	205,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value

Malaysia - 0.4%

CIMB Group Holdings Bhd	123,092	$139,979

Mexico - 1.0%

America Movil SAB de CV ‘L’ ADR	19,241	339,988

Netherlands - 5.7%

ABN AMRO Bank NV ~	24,455	352,821
ING Groep NV	37,451	544,482
PostNL NV	23,781	114,745
Royal Dutch Shell PLC ‘B’	46,220	1,024,079

		2,036,127

Norway - 0.9%

Norsk Hydro ASA	41,209	307,584

Russia - 2.3%

Gazprom PJSC ADR	39,143	389,081
LUKOIL PJSC ADR	1,040	98,446
Sberbank of Russia PJSC ADR	10,177	190,819
VEON Ltd ADR *	60,349	125,526

		803,872

South Africa - 2.7%

Anglo American PLC	11,400	399,555
Gold Fields Ltd ADR	15,836	128,588
Impala Platinum Holdings Ltd	1,733	19,531
MTN Group *	23,599	221,657
Old Mutual Ltd	180,148	198,227

		967,558

South Korea - 4.4%

Coway Co Ltd	2,736	170,772
Hankook Tire & Technology Co Ltd	4,552	164,961
KB Financial Group Inc	9,966	463,494
KT Corp ADR	28,719	391,153
Shinhan Financial Group Co Ltd	11,302	381,777

		1,572,157

Spain - 1.2%

CaixaBank SA	137,685	426,965

Switzerland - 5.2%

Adecco Group AG	9,624	482,217
Holcim Ltd	10,572	509,412
Julius Baer Group Ltd	1,954	129,823
UBS Group AG	44,738	714,091

		1,835,543

Taiwan - 1.8%

Catcher Technology Co Ltd	38,865	232,324
Hon Hai Precision Industry Co Ltd	70,208	262,059
Shin Kong Financial Holding Co Ltd	379,287	126,030

		620,413

	Shares	Value

Thailand - 1.0%

Kasikornbank PCL	14,175	$55,138
Kasikornbank PCL NVDR	80,051	311,875

		367,013

Turkey - 0.8%

Turk Telekomunikasyon AS	149,118	125,593
Turkcell Iletisim Hizmetleri AS	86,502	148,422

		274,015

United Kingdom - 10.4%

Babcock International Group PLC *	34,735	173,174
BAE Systems PLC	61,664	467,046
BP PLC	165,455	753,623
BT Group PLC *	134,299	287,912
Centrica PLC *	185,063	140,529
J Sainsbury PLC	85,687	328,420
Kingfisher PLC	43,325	195,564
Land Securities Group PLC REIT	19,424	181,038
Marks & Spencer Group PLC *	51,704	126,914
Standard Chartered PLC	56,787	331,964
The British Land Co PLC REIT	28,068	186,249
WPP PLC	37,970	508,706

		3,681,139

United States - 0.7%

Ovintiv Inc	7,433	244,246

Total Common Stocks (Cost $27,740,771)		34,396,199

EXCHANGE-TRADED FUND - 0.5%

iShares Core MSCI EAFE	2,356	174,933

Total Exchange-Traded Fund (Cost $176,826)		174,933

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	402,875	402,875

Total Short-Term Investment (Cost $402,875)		402,875

TOTAL INVESTMENTS - 98.7% (Cost $28,320,472)		34,974,007

OTHER ASSETS & LIABILITIES, NET - 1.3%		459,459

NET ASSETS - 100.0%		$35,433,466

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.5%
Energy	13.9%
Consumer, Cyclical	13.4%
Industrial	10.3%
Communications	9.6%
Consumer, Non-Cyclical	7.8%
Basic Materials	4.2%
Others (each less than 3.0%)	5.0%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	As of September 30, 2021, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	25.4%
France	12.9%
United Kingdom	10.4%
Netherlands	5.7%
Switzerland	5.2%
Italy	4.8%
South Korea	4.4%
Germany	3.8%
Others (each less than 3.0%)	26.1%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$36,124	$36,124	$—	$—
	Austria	252,917	—	252,917	—
	Belgium	283,950	—	283,950	—
	Brazil	208,772	208,772	—	—
	Burkina Faso	89,293	89,293	—	—
	Canada	816,478	816,478	—	—
	China	288,564	—	288,564	—
	Denmark	17,264	—	17,264	—
	Finland	441,202	—	441,202	—
	France	4,584,710	—	4,584,710	—
	Germany	1,331,727	—	1,331,727	—
	Hong Kong	273,505	—	273,505	—
	India	507,558	—	507,558	—
	Indonesia	263,730	—	263,730	—
	Ireland	461,113	—	461,113	—
	Italy	1,705,956	—	1,705,956	—
	Japan	9,011,521	—	9,011,521	—
	Luxembourg	205,216	—	205,216	—
	Malaysia	139,979	—	139,979	—
	Mexico	339,988	339,988	—	—
	Netherlands	2,036,127	—	2,036,127	—
	Norway	307,584	—	307,584	—
	Russia	803,872	803,872	—	—
	South Africa	967,558	326,815	640,743	—
	South Korea	1,572,157	391,153	1,181,004	—
	Spain	426,965	—	426,965	—
	Switzerland	1,835,543	—	1,835,543	—
	Taiwan	620,413	—	620,413	—
	Thailand	367,013	—	367,013	—
	Turkey	274,015	125,593	148,422	—
	United Kingdom	3,681,139	—	3,681,139	—
	United States	244,246	244,246	—	—

	Total Common Stocks	34,396,199	3,382,334	31,013,865	—

	Exchange-Traded Fund	174,933	174,933	—	—
	Short-Term Investment	402,875	402,875	—	—

	Total	$34,974,007	$3,960,142	$31,013,865	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.0%

Basic Materials - 0.9%

DuPont de Nemours Inc 1.235% (USD LIBOR + 1.110%) due 11/15/23 §	$2,500,000	$2,549,737
Glencore Funding LLC (Australia) 3.000% due 10/27/22 ~	1,600,000	1,638,400
4.625% due 04/29/24 ~	2,000,000	2,180,143
LYB International Finance III LLC 1.131% (USD LIBOR + 1.000%) due 10/01/23 §	3,850,000	3,852,261

		10,220,541

Communications - 3.1%

AT&T Inc 0.690% (SOFR + 0.640%) due 03/25/24 §	4,550,000	4,558,619
0.900% due 03/25/24	1,400,000	1,402,310
1.294% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,942,517
Charter Communications Operating LLC 1.776% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	514,328
eBay Inc 0.999% (USD LIBOR + 0.870%) due 01/30/23 §	350,000	353,691
1.900% due 03/11/25	2,500,000	2,576,074
3.800% due 03/09/22	3,060,000	3,096,357
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,995,804
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	4,676,875	5,000,749
Verizon Communications Inc 0.750% due 03/22/24	5,000,000	5,020,401

		34,460,850

Consumer, Cyclical - 1.9%

7-Eleven Inc 0.578% (USD LIBOR + 0.450%) due 08/10/22 ~ §	2,000,000	2,000,508
Brunswick Corp 0.850% due 08/18/24	1,500,000	1,500,316
DR Horton Inc 2.500% due 10/15/24	2,000,000	2,096,068
4.375% due 09/15/22	1,000,000	1,026,858
Ford Motor Credit Co LLC 1.198% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,190,728
3.087% due 01/09/23	1,000,000	1,015,950
General Motors Financial Co Inc 1.050% due 03/08/24	2,000,000	2,009,168
Hyatt Hotels Corp due 10/01/23 #	2,500,000	2,503,668
Marriott International Inc 3.600% due 04/15/24	1,000,000	1,065,862
Nissan Motor Acceptance Corp 0.772% (USD LIBOR + 0.650%) due 07/13/22 ~ §	1,700,000	1,702,418
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,115,573

		21,227,117

Consumer, Non-Cyclical - 6.6%

AmerisourceBergen Corp 0.737% due 03/15/23	1,550,000	1,552,464
Anthem Inc 2.375% due 01/15/25	1,200,000	1,250,701

	Principal Amount	Value
Avery Dennison Corp 0.850% due 08/15/24	$2,000,000	$2,000,824
Bayer US Finance II LLC (Germany) 1.126% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,243,751
Bristol-Myers Squibb Co 0.537% due 11/13/23	2,200,000	2,200,441
Cigna Corp 1.016% (USD LIBOR + 0.890%) due 07/15/23 §	8,678,000	8,786,608
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,985,698
General Mills Inc 1.144% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,185,736
Gilead Sciences Inc 0.750% due 09/29/23	3,750,000	3,750,193
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	2,150,000	2,153,793
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,352,514
Humana Inc 0.650% due 08/03/23	2,800,000	2,801,970
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,500,000	1,496,187
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	3,002,550
PayPal Holdings Inc 1.350% due 06/01/23	1,750,000	1,779,605
2.200% due 09/26/22	7,500,000	7,645,316
PerkinElmer Inc 0.550% due 09/15/23	2,700,000	2,702,602
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,025,890
Quanta Services Inc 0.950% due 10/01/24	1,750,000	1,751,053
Royalty Pharma PLC 0.750% due 09/02/23	3,500,000	3,512,060
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	3,500,000	3,627,195
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,499,864

		74,307,015

Energy - 1.9%

Energy Transfer LP 3.600% due 02/01/23	3,400,000	3,506,232
4.250% due 03/15/23	1,519,000	1,583,852
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,048,028
Kinder Morgan Inc 1.406% (USD LIBOR + 1.280%) due 01/15/23 §	1,000,000	1,014,355
5.625% due 11/15/23 ~	915,000	996,439
MPLX LP 3.375% due 03/15/23	1,500,000	1,557,964
3.500% due 12/01/22	1,606,000	1,657,080
Phillips 66 0.745% (USD LIBOR + 0.620%) due 02/15/24 §	5,000,000	5,002,843
Valero Energy Corp 1.200% due 03/15/24	4,170,000	4,217,806

		21,584,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Financial - 26.5%

AIG Global Funding 0.650% due 06/17/24 ~	$1,000,000	$997,823
Air Lease Corp 0.700% due 02/15/24	1,500,000	1,490,939
2.625% due 07/01/22	1,500,000	1,521,293
3.500% due 01/15/22	2,650,000	2,672,995
American Express Co 0.774% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,037,783
Athene Global Funding 0.950% due 01/08/24 ~	4,550,000	4,572,928
1.360% (USD LIBOR + 1.230%) due 07/01/22 ~ §	4,500,000	4,536,178
Banco Santander SA (Spain) 0.701% due 06/30/24	2,200,000	2,204,644
2.706% due 06/27/24	2,900,000	3,051,021
2.746% due 05/28/25	1,250,000	1,311,693
Bank of America Corp 1.294% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,353,524
2.503% due 10/21/22	600,000	600,648
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	7,000,000	7,001,674
Capital One NA 2.150% due 09/06/22	2,000,000	2,033,179
Citigroup Inc 0.719% (SOFR + 0.669%) due 05/01/25 §	600,000	605,750
0.776% due 10/30/24	1,200,000	1,204,829
0.981% due 05/01/25	2,100,000	2,107,306
1.075% (USD LIBOR + 0.950%) due 07/24/23 §	3,200,000	3,220,375
1.224% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,843,690
1.678% due 05/15/24	600,000	611,859
Citizens Bank NA 1.082% (USD LIBOR + 0.950%) due 03/29/23 §	3,000,000	3,033,862
Cooperatieve Rabobank UA (Netherlands) 0.375% due 01/12/24	2,000,000	1,991,259
0.992% (USD LIBOR + 0.860%) due 09/26/23 ~ §	2,500,000	2,536,731
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	3,000,000	2,989,824
1.000% due 05/05/23	1,750,000	1,766,604
Danske Bank AS (Denmark) 0.976% due 09/10/25 ~	1,650,000	1,647,735
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,092,239
HSBC Holdings PLC (United Kingdom) 0.732% due 08/17/24	2,650,000	2,652,560
0.976% due 05/24/25	3,500,000	3,494,711
1.125% (USD LIBOR + 1.000%) due 05/18/24 §	2,300,000	2,328,263
Intercontinental Exchange Inc 0.700% due 06/15/23	2,500,000	2,511,697
3.450% due 09/21/23	2,200,000	2,323,119
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,880,724
3.300% due 02/01/22 ~	2,650,000	2,677,161
JPMorgan Chase & Co 0.697% due 03/16/24	2,500,000	2,507,791
0.824% due 06/01/25	2,500,000	2,500,177
0.868% (USD LIBOR + 0.730%) due 04/23/24 §	1,200,000	1,211,031
0.969% due 06/23/25	2,350,000	2,353,783
1.025% (USD LIBOR + 0.900%) due 04/25/23 §	1,000,000	1,007,653

	Principal Amount	Value
1.028% (USD LIBOR + 0.890%) due 07/23/24 §	$1,000,000	$1,013,420
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	2,000,000	2,013,083
MassMutual Global Funding II 0.600% due 04/12/24 ~	10,000,000	9,999,514
Metropolitan Life Global Funding I 0.400% due 01/07/24 ~	2,000,000	1,991,570
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,131,110
Mitsubishi UFJ Financial Group Inc (Japan) 0.848% due 09/15/24	4,350,000	4,370,422
0.860% (USD LIBOR + 0.740%) due 03/02/23 §	5,700,000	5,751,336
0.953% due 07/19/25	7,000,000	7,009,773
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	3,035,875
Morgan Stanley 0.529% due 01/25/24	4,000,000	4,003,707
0.731% due 04/05/24	3,000,000	3,010,664
0.790% due 05/30/25	2,900,000	2,892,083
1.345% (USD LIBOR + 1.220%) due 05/08/24 §	700,000	711,653
Nasdaq Inc 0.445% due 12/21/22	1,650,000	1,650,148
NatWest Markets PLC (United Kingdom) 0.580% (SOFR + 0.530%) due 08/12/24 ~ §	1,800,000	1,810,518
New York Life Global Funding 0.400% due 10/21/23 ~	1,650,000	1,652,218
0.561% (USD LIBOR + 0.440%) due 07/12/22 ~ §	2,000,000	2,007,115
0.636% (USD LIBOR + 0.520%) due 06/10/22 ~ §	2,000,000	2,007,333
PNC Bank NA 0.453% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,354,819
Protective Life Global Funding 0.631% due 10/13/23 ~	2,400,000	2,407,999
0.781% due 07/05/24 ~	1,500,000	1,501,239
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,146,174
Royal Bank of Canada (Canada) 0.500% due 10/26/23	8,500,000	8,506,583
0.650% due 07/29/24	7,500,000	7,486,166
0.793% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,070,742
3.700% due 10/05/23	400,000	425,582
Skandinaviska Enskilda Banken AB (Sweden) 0.440% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,523,310
0.550% due 09/01/23 ~	5,000,000	5,009,400
Standard Chartered PLC (United Kingdom) 1.214% due 03/23/25 ~	2,900,000	2,905,695
1.319% due 10/14/23 ~	2,000,000	2,012,937
3.885% due 03/15/24 ~	1,000,000	1,044,554
State Street Corp 2.825% due 03/30/23	2,000,000	2,024,570
Sumitomo Mitsui Financial Group Inc (Japan) 0.926% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,605,405
1.402% due 09/17/26	8,000,000	7,938,389
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.490% (SOFR + 0.440%) due 09/16/24 ~ §	4,500,000	4,512,540
The Bank of Nova Scotia (Canada) 0.650% due 07/31/24	7,500,000	7,490,040
The Charles Schwab Corp 0.750% due 03/18/24	3,000,000	3,014,924

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 0.657% due 09/10/24	$8,100,000	$8,102,774
3.625% due 02/20/24	2,300,000	2,451,449
The Toronto-Dominion Bank (Canada) 0.750% due 06/12/23	5,000,000	5,030,843
0.774% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,101,891
UBS AG (Switzerland) 0.410% (SOFR + 0.360%) due 02/09/24 ~ §	7,250,000	7,278,413
0.450% due 02/09/24 ~	5,000,000	4,978,193
1.750% due 04/21/22 ~	2,250,000	2,266,292
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	1,500,000	1,510,178
2.650% due 02/01/22 ~	2,500,000	2,519,428
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,725,263
Wells Fargo & Co 1.654% due 06/02/24	3,750,000	3,824,373
Westpac Banking Corp (Australia) 0.845% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,769,432
3.650% due 05/15/23	3,251,000	3,426,851

		297,515,045

Industrial - 3.1%

Berry Global Inc 0.950% due 02/15/24 ~	2,850,000	2,856,783
Carlisle Cos Inc 0.550% due 09/01/23	2,400,000	2,399,479
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,940,124
Jabil Inc 1.700% due 04/15/26	1,000,000	1,005,836
Otis Worldwide Corp 0.583% (USD LIBOR + 0.450%) due 04/05/23 §	1,400,000	1,400,149
Penske Truck Leasing Co LP 1.200% due 11/15/25 ~	2,000,000	1,977,687
4.875% due 07/11/22 ~	2,000,000	2,067,516
Ryder System Inc 2.500% due 09/01/24	3,000,000	3,136,825
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	6,200,000	6,216,352
SYNNEX Corp 1.250% due 08/09/24 ~	2,800,000	2,801,218
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	7,012,765
The Boeing Co 4.508% due 05/01/23	1,500,000	1,585,076

		34,399,810

Technology - 2.9%

Apple Inc 0.750% due 05/11/23	2,450,000	2,468,522
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,995,319
Hewlett Packard Enterprise Co 1.450% due 04/01/24	1,000,000	1,016,336
2.250% due 04/01/23	2,100,000	2,152,211
Infor Inc 1.450% due 07/15/23 ~	2,700,000	2,729,559
Microchip Technology Inc 0.972% due 02/15/24 ~	4,950,000	4,954,688
Oracle Corp 1.650% due 03/25/26	1,800,000	1,826,331
2.500% due 04/01/25	5,450,000	5,704,314

	Principal Amount	Value
salesforce.com Inc 0.625% due 07/15/24	$3,600,000	$3,607,305
VMware Inc 0.600% due 08/15/23	1,750,000	1,752,744
4.500% due 05/15/25	2,350,000	2,618,788

		32,826,117

Utilities - 6.1%

American Electric Power Co Inc 0.750% due 11/01/23	2,450,000	2,450,197
3.650% due 12/01/21	1,250,000	1,256,811
Black Hills Corp 1.037% due 08/23/24	1,500,000	1,500,235
CenterPoint Energy Inc 0.700% (SOFR + 0.650%) due 05/13/24 §	2,350,000	2,355,010
CenterPoint Energy Resources Corp 0.620% (USD LIBOR + 0.500%) due 03/02/23 §	850,000	850,142
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,496,921
Consumers Energy Co 0.350% due 06/01/23	4,000,000	3,999,682
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	1,057,347
DTE Energy Co 1.050% due 06/01/25	1,000,000	992,542
Edison International 4.950% due 04/15/25	1,500,000	1,652,377
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	550,000	548,451
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	7,000,000	6,963,499
Entergy Louisiana LLC 0.620% due 11/17/23	2,250,000	2,250,428
Evergy Inc 2.450% due 09/15/24	4,176,000	4,367,289
Mississippi Power Co 0.350% (SOFR + 0.300%) due 06/28/24 §	1,900,000	1,902,360
NextEra Energy Capital Holdings Inc 0.650% due 03/01/23	2,500,000	2,509,001
Oklahoma Gas and Electric Co 0.553% due 05/26/23	3,350,000	3,350,112
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,897,650
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,493,264
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	3,850,000	3,853,696
Public Service Enterprise Group Inc 0.800% due 08/15/25	2,800,000	2,754,433
Southern California Edison Co 0.690% (SOFR + 0.640%) due 04/03/23 §	2,000,000	2,005,277
0.700% due 08/01/23	4,550,000	4,558,263
0.880% (SOFR + 0.830%) due 04/01/24 §	1,800,000	1,809,601
1.100% due 04/01/24	1,300,000	1,306,573
The AES Corp 3.300% due 07/15/25 ~	1,000,000	1,063,555
WEC Energy Group Inc 0.800% due 03/15/24	2,500,000	2,508,525
Xcel Energy Inc 0.500% due 10/15/23	650,000	650,892

		68,404,133

Total Corporate Bonds & Notes (Cost $590,279,461)		594,945,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.0%

AIMCO CLO (Cayman) 0.976% (USD LIBOR + 0.850%) due 01/15/28 ~ §	$479,642	$479,642
AmeriCredit Automobile Receivables Trust 0.280% due 06/18/24	3,991,492	3,992,428
0.420% due 03/18/24	2,177,715	2,178,927
BMW Vehicle Owner Trust 0.390% due 02/27/23	301,543	301,623
CarMax Auto Owner Trust 0.220% due 02/15/24	1,519,232	1,519,439
Ford Credit Auto Owner Trust 0.500% due 02/15/23	871,062	871,399
GM Financial Consumer Automobile Receivables Trust 0.230% due 11/16/23	878,564	878,787
1.500% due 03/16/23	28,212	28,228
Honda Auto Receivables Owner Trust 0.740% due 11/15/22	153,392	153,466
John Deere Owner Trust 0.410% due 03/15/23	245,441	245,536
Navient Private Education Refi Loan Trust 0.434% (USD LIBOR + 0.350%) due 11/15/68 ~ §	60,108	60,111
Nissan Auto Receivables Owner Trust 1.450% due 12/15/22	178,320	178,446
Palmer Square Loan Funding Ltd (Cayman) 0.971% (USD LIBOR + 0.800%) due 07/20/29 ~ §	8,750,000	8,731,658
Santander Drive Auto Receivables Trust 0.280% due 04/15/24	5,494,956	5,496,993
0.290% due 11/15/23	4,693,033	4,691,914
0.420% due 09/15/23	875,035	875,223
SLM Student Loan Trust 0.215% (USD LIBOR + 0.090%) due 01/26/26 §	66,504	66,501
SMB Private Education Loan Trust 0.384% (USD LIBOR + 0.300%) due 03/15/27 ~ §	371,557	371,559
0.584% (USD LIBOR + 0.500%) due 01/15/53 ~ §	1,063,233	1,064,833
2.490% due 06/15/27 ~	1,085,398	1,090,275
Toyota Auto Receivables Owner Trust 0.360% due 02/15/23	394,279	394,404
1.380% due 12/15/22	461,841	462,255

Total Asset-Backed Securities (Cost $34,151,526)		34,133,647

U.S. TREASURY OBLIGATIONS - 30.0%

U.S. Treasury Notes - 30.0%

0.125% due 04/30/22	25,000,000	25,008,540
0.125% due 05/31/22	15,000,000	15,004,599
0.125% due 06/30/22	15,000,000	15,005,248
0.125% due 09/30/22	30,000,000	30,010,870
0.125% due 11/30/22	48,000,000	48,001,875
0.125% due 02/28/23	10,000,000	9,994,531
0.375% due 03/31/22	25,000,000	25,039,685
0.500% due 03/15/23	5,000,000	5,024,512
1.125% due 02/28/22	15,000,000	15,065,937
1.375% due 01/31/22	27,000,000	27,119,203
1.500% due 01/15/23	30,000,000	30,527,344

	Principal Amount	Value
1.750% due 03/31/22	$18,750,000	$18,908,673
1.750% due 07/15/22	10,000,000	10,130,867
1.750% due 06/30/24	10,000,000	10,354,687
1.750% due 07/31/24	10,000,000	10,361,328
2.000% due 07/31/22	10,000,000	10,159,796
2.625% due 02/28/23	2,100,000	2,173,090
2.875% due 11/15/21	29,000,000	29,100,047

Total U.S. Treasury Obligations (Cost $334,862,813)		336,990,832

SHORT-TERM INVESTMENTS - 6.4%

Corporate Notes - 0.0%

Southern California Edison Co 0.400% (SOFR + 0.350%) due 06/13/22 §	650,000	650,388

	Shares

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	35,521,139	35,521,139

	Principal Amount

U.S. Treasury Bills - 3.2%

0.021% due 10/14/21	$6,000,000	5,999,951
0.031% due 12/16/21	15,000,000	14,999,019
0.043% due 03/17/22	15,000,000	14,997,043

		35,996,013

Total Short-Term Investments (Cost $72,167,229)		72,167,540

TOTAL INVESTMENTS - 92.4% (Cost $1,031,461,029)		1,038,237,246

DERIVATIVES - 9.1%		102,267,091

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(17,467,488)

NET ASSETS - 100.0%		$1,123,036,849

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	53.0%
U.S. Treasury Obligations	30.0%
Short-Term Investments	6.4%
Asset-Backed Securities	3.0%

	92.4%
Derivatives	9.1%
Other Assets & Liabilities, Net	(1.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/21	170	$37,766,990	$36,530,875	$1,236,115

(c)	Swap agreements outstanding as of September 30, 2021 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	$45,253,539	$12,170,618	$—	$12,170,618
Russell 1000 Value Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	91,418,907	29,357,269	—	29,357,269
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.130%	Z	BOA	10/15/21	46,023,210	15,024,001	—	15,024,001
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	BRC	10/15/21	45,296,715	9,959,641	—	9,959,641
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.390%	Z	BOA	03/22/22	49,850,380	7,047,093	—	7,047,093
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	CIT	03/22/22	30,637,780	1,837,554	—	1,837,554
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.380%	Z	CIT	03/22/22	30,870,869	3,646,071	—	3,646,071
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	03/22/22	8,842,487	486,634	—	486,634
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	03/22/22	12,912,184	1,686,867	—	1,686,867
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BOA	06/16/22	19,591,861	756,972	—	756,972
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.430%	Z	BOA	06/16/22	72,045,217	10,890,450	—	10,890,450
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.440%	Z	GSC	06/16/22	61,020,763	2,944,447	—	2,944,447
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	73,661,207	7,860,603	—	7,860,603
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	24,894,918	971,897	—	971,897
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.020%	Z	CIT	09/15/22	16,452,647	(577,515)	—	(577,515)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	09/15/22	83,546,714	4,004,960	—	4,004,960
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	09/15/22	10,127,554	373,662	—	373,662
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	09/15/22	91,544,568	(2,090,394)	—	(2,090,394)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	09/15/22	97,531,801	(1,857,810)	—	(1,857,810)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	(1,068,237)	—	(1,068,237)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(294,238)	—	(294,238)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	2,024,551	—	2,024,551
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	(946,095)	—	(946,095)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	187,512	—	187,512

						$104,396,513	$—	$104,396,513

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.040%	Z	BRC	10/15/21	$8,670,370	($3,365,537)	$—	($3,365,537)

Total Swap Agreements						$101,030,976	$—	$101,030,976

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$—	$111,230,802
Liabilities	—	(10,199,826)

	$—	$101,030,976

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$594,945,227	$—	$594,945,227	$—
	Asset-Backed Securities	34,133,647	—	34,133,647	—
	U.S. Treasury Obligations	336,990,832	—	336,990,832	—
	Short-Term Investments	72,167,540	35,521,139	36,646,401	—
	Derivatives:
	Equity Contracts
	Futures	1,236,115	1,236,115	—	—
	Swaps	111,230,802	—	111,230,802	—

	Total Equity Contracts	112,466,917	1,236,115	111,230,802	—

	Total Assets - Derivatives	112,466,917	1,236,115	111,230,802	—

	Total Assets	1,150,704,163	36,757,254	1,113,946,909	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(10,199,826)	—	(10,199,826)	—

	Total Liabilities	(10,199,826)	—	(10,199,826)	—

	Total	$1,140,504,337	$36,757,254	$1,103,747,083	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer, Cyclical - 3.6%

Choice Hotels International Inc	632	$79,866
DR Horton Inc	3,085	259,047
Marriott Vacations Worldwide Corp	2,505	394,112
Travel + Leisure Co	4,355	237,478

		970,503

Financial - 96.3%

Agree Realty Corp REIT	5,331	353,072
Alexandria Real Estate Equities Inc REIT	4,979	951,338
American Assets Trust Inc REIT	5,571	208,467
American Homes 4 Rent ‘A’ REIT	26,725	1,018,757
American Tower Corp REIT	3,080	817,463
Apartment Income REIT Corp	11,309	551,992
Apple Hospitality REIT Inc	16,363	257,390
AvalonBay Communities Inc REIT	6,450	1,429,578
Brandywine Realty Trust REIT	8,205	110,111
Broadstone Net Lease Inc REIT	16,542	410,407
CoreSite Realty Corp REIT	2,481	343,718
Cousins Properties Inc REIT	13,483	502,781
CubeSmart REIT	9,642	467,155
CyrusOne Inc REIT	1,684	130,358
DiamondRock Hospitality Co REIT *	11,127	105,150
Digital Realty Trust Inc REIT	1,692	244,409
Equinix Inc REIT	2,243	1,772,262
Equity LifeStyle Properties Inc REIT	7,044	550,136
Essex Property Trust Inc REIT	3,826	1,223,325
Extra Space Storage Inc REIT	5,863	984,925
First Industrial Realty Trust Inc REIT	11,249	585,848
Healthcare Realty Trust Inc REIT	13,366	398,040
Healthcare Trust of America Inc ‘A’ REIT	17,048	505,644
Invitation Homes Inc REIT	38,405	1,472,064
Kilroy Realty Corp REIT	8,494	562,388
Medical Properties Trust Inc REIT	23,726	476,181
MGM Growth Properties LLC ‘A’ REIT	8,374	320,724
Park Hotels & Resorts Inc REIT *	9,292	177,849
Prologis Inc REIT	14,077	1,765,678
PS Business Parks Inc REIT	2,661	417,085
Public Storage REIT	1,258	373,752
Regency Centers Corp REIT	9,172	617,551
Rexford Industrial Realty Inc REIT	8,156	462,853
Sabra Health Care REIT Inc	26,845	395,158

	Shares	Value
Simon Property Group Inc REIT	2,443	$317,517
STORE Capital Corp REIT	16,785	537,624
Sun Communities Inc REIT	6,083	1,125,963
Terreno Realty Corp REIT	7,262	459,176
Ventas Inc REIT	19,807	1,093,544
VICI Properties Inc REIT	21,393	607,775
Welltower Inc REIT	6,631	546,394
Weyerhaeuser Co REIT	5,838	207,658

		25,859,260

Total Common Stocks (Cost $16,941,844)		26,829,763

TOTAL INVESTMENTS - 99.9% (Cost $16,941,844)		26,829,763

OTHER ASSETS & LIABILITIES, NET - 0.1%		26,714

NET ASSETS - 100.0%		$26,856,477

Notes to Schedule of Investments

(a)	As of September 30, 2021, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	21.2%
REITS-Diversified	18.4%
REITS-Health Care	12.7%
REITS-Warehouse/Industrial	12.2%
REITS-Office Property	8.7%
REITS-Storage	6.8%
REITS-Manufactured Homes	6.2%
REITS-Single Tenant	3.3%
REITS-Hotels	3.2%
Others (each less than 3.0%)	7.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$26,829,763	$26,829,763	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-118

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2021 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
y	Issuer filed bankruptcy and/or is in default as of September 30, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound

Currency Abbreviations (continued):

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
PIPE	Private Investment In Public Equity
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$246,546,003	$333,349,519	$1,085,167,271	$892,028,795	$343,001,179
Receivables:
Fund shares sold	32,559	296,175	667,315	155,682	24,967
Securities sold	308,137	125,876	413,658	1,088,518	81,424
Due from adviser	13,835	15,382	30,122	26,156	15,354
Prepaid expenses and other assets	785	1,084	3,429	2,738	1,033
Total Assets	246,901,319	333,788,036	1,086,281,795	893,301,889	343,123,957
LIABILITIES
Payables:
Fund shares redeemed	461,553	477,050	1,296,443	1,689,906	441,941
Accrued advisory fees	41,079	56,030	183,462	151,602	58,351
Accrued administration fees	30,809	42,023	137,597	113,702	43,763
Accrued custodian and portfolio accounting fees	9,596	9,796	11,325	10,877	9,766
Accrued legal, audit and tax service fees	13,267	15,549	57,678	47,091	17,895
Accrued trustees’ fees and deferred compensation	8,621	10,989	31,924	23,712	7,958
Accrued distribution and service fees	10,092	12,377	39,894	33,204	12,461
Accrued other	12,652	21,472	47,400	42,137	20,000
Total Liabilities	587,669	645,286	1,805,723	2,112,231	612,135
NET ASSETS	$246,313,650	$333,142,750	$1,084,476,072	$891,189,658	$342,511,822
NET ASSETS CONSIST OF:
Paid-in capital	$211,068,265	$264,594,798	$763,612,937	$589,620,904	$214,596,724
Undistributed/accumulated earnings (deficit)	35,245,385	68,547,952	320,863,135	301,568,754	127,915,098
NET ASSETS	$246,313,650	$333,142,750	$1,084,476,072	$891,189,658	$342,511,822
Class A Shares:
Net Assets	$191,884,847	$285,448,133	$911,439,011	$761,108,733	$286,574,443
Shares of beneficial interest outstanding	16,251,187	21,931,399	60,512,187	46,438,136	15,287,510
Net Asset Value per share*	$11.81	$13.02	$15.06	$16.39	$18.75
Sales Charge	0.69	0.76	0.88	0.95	1.09
Maximum offering price per share	$12.50	$13.78	$15.94	$17.34	$19.84
Class C Shares:
Net Assets	$43,733,867	$40,444,557	$131,054,162	$107,272,324	$39,789,995
Shares of beneficial interest outstanding	3,823,210	3,200,203	8,931,567	6,760,327	2,218,470
Net Asset Value per share*	$11.44	$12.64	$14.67	$15.87	$17.94
Advisor Class:
Net Assets	$10,694,936	$7,250,060	$41,982,899	$22,808,601	$16,147,384
Shares of beneficial interest outstanding	900,066	552,913	2,769,025	1,381,143	855,419
Net Asset Value per share	$11.88	$13.11	$15.16	$16.51	$18.88

Investments in affiliated mutual funds, at cost	$211,948,803	$273,669,875	$810,538,568	$644,231,297	$234,493,425

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds ESG Core Bond	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
ASSETS
Investments, at value (excluding derivatives)	$32,452,115	$1,231,843,287	$1,184,820,058	$27,999,169	$1,388,083,665	$3,007,845,071
Cash	—	85,672	2,275,670	244	832,830	11,783,850
Foreign currency held, at value	—	—	—	—	5,259	—
Receivables:
Dividend and interest	59,593	3,853,198	5,241,791	131,786	9,945,461	6,866,775
Fund shares sold	—	3,015,793	3,156,136	—	4,699,415	22,480,200
Securities sold	9,569	9,256,597	10,103,683	—	8,740,859	136,679,491
Due from adviser	9,239	118,342	154,349	537	123,920	295,166
Unfunded loan commitment appreciation	—	2,494	2,494	—	3,142	21,501
Prepaid expenses and other assets	14,139	47,929	5,835	52,422	81,511	84,951
Total Assets	32,544,655	1,248,223,312	1,205,760,016	28,184,158	1,412,516,062	3,186,057,005
LIABILITIES
Payables:
Fund shares redeemed	14,556	7,151,347	5,029,484	68	2,930,422	3,872,119
Securities purchased	249,853	30,025,786	45,952,889	500,000	39,116,467	484,378,746
Due to custodian	8,514	—	—	—	—	—
Income distributions	22	56,577	338,096	—	479,375	1,412,752
Accrued advisory fees	6,630	394,659	472,282	8,687	658,396	1,363,646
Accrued administration fees	3,978	149,645	142,653	3,429	166,395	325,501
Accrued custodian and portfolio accounting fees	8,051	76,965	87,842	24,301	48,800	94,452
Accrued legal, audit and tax service fees	1,687	63,251	61,882	1,360	56,718	112,483
Accrued trustees’ fees and deferred compensation	3	96	108	1	61	100
Accrued distribution and service fees	—	10,953	9,420	—	12,672	16,151
Accrued other	2,065	52,932	52,291	1,796	46,499	90,361
Unfunded loan commitment depreciation	—	—	—	—	3,168	3,751
Total Liabilities	295,359	37,982,211	52,146,947	539,642	43,518,973	491,670,062
NET ASSETS	$32,249,296	$1,210,241,101	$1,153,613,069	$27,644,516	$1,368,997,089	$2,694,386,943
NET ASSETS CONSIST OF:
Paid-in capital	$32,009,734	$1,188,619,020	$1,113,097,417	$28,058,891	$1,327,346,348	$2,797,427,632
Undistributed/accumulated earnings (deficit)	239,562	21,622,081	40,515,652	(414,375)	41,650,741	(103,040,689)
NET ASSETS	$32,249,296	$1,210,241,101	$1,153,613,069	$27,644,516	$1,368,997,089	$2,694,386,943
Class A Shares:
Net Assets		$204,690,285	$157,826,917		$135,291,853	$229,348,122
Shares of beneficial interest outstanding		19,336,845	13,929,843		11,593,507	23,470,967
Net Asset Value per share*		$10.59	$11.33		$11.67	$9.77
Sales Charge		0.33	0.50		0.52	0.30
Maximum offering price per share		$10.92	$11.83		$12.19	$10.07
Class C Shares:
Net Assets		$48,031,838	$45,962,773		$82,039,945	$91,063,340
Shares of beneficial interest outstanding		4,546,132	4,055,090		7,047,790	9,332,586
Net Asset Value per share*		$10.57	$11.33		$11.64	$9.76
Class I Shares:
Net Assets	$13,043,848	$159,761,130	$122,074,032	$15,255,980	$33,307,090	$1,360,948,349
Shares of beneficial interest outstanding	1,294,194	15,110,952	10,764,173	1,551,785	2,872,053	139,080,343
Net Asset Value per share	$10.08	$10.57	$11.34	$9.83	$11.60	$9.79
Class P Shares:
Net Assets			$46,014,866			$9,554,796
Shares of beneficial interest outstanding			4,044,034			976,728
Net Asset Value per share			$11.38			$9.78
Advisor Class:
Net Assets	$19,205,448	$797,757,848	$781,734,481	$12,388,536	$1,118,358,201	$1,003,472,336
Shares of beneficial interest outstanding	1,905,429	75,325,668	68,829,062	1,260,197	95,808,839	102,338,561
Net Asset Value per share	$10.08	$10.59	$11.36	$9.83	$11.67	$9.81

Investments, at cost (excluding derivatives)	$32,347,676	$1,221,275,923	$1,169,099,590	$28,325,327	$1,358,920,813	$2,990,295,622
Foreign currency held, at cost	—	—	—	—	6,640	—

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds High Income	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	PF Inflation Managed Fund	PF Managed Bond Fund
ASSETS
Investments, at value (excluding derivatives)	$164,516,100	$353,438,644	$25,355,369	$18,611,192	$39,303,106	$578,238,268
Cash	565	—	—	—	5,637	4,013,607
Cash (segregated for derivative instruments)	—	—	—	—	170,000	4,577,436
Foreign currency held, at value	657	—	—	—	60,012	4,340,443
Receivables:
Dividend and interest	2,148,803	150,954	8,017	10,473	47,110	2,982,309
Fund shares sold	1,345,267	251,892	71,030	—	—	—
Securities sold	424,880	—	138,322	32,685	786,777	38,387,210
Variation margin on futures contracts	—	—	—	—	56,729	844,163
Variation margin on swap agreements	—	—	—	—	32,517	—
Swap agreements	—	—	—	—	2,041	—
Due from adviser	23,372	9,504	7,240	7,299	5,216	47,812
Forward foreign currency contracts appreciation	—	—	—	—	53,989	1,127,116
Outstanding purchased options, at value	—	—	—	—	37,028	95,437
Swap premiums paid	—	—	—	—	—	7,067
Swap agreements appreciation	—	—	—	—	—	3,620
Prepaid expenses and other assets	25,471	937	46	46	70	1,795
Total Assets	168,485,115	353,851,931	25,580,024	18,661,695	40,560,232	634,666,283
LIABILITIES
Payables:
Fund shares redeemed	166,663	308,868	5,233	5,919	99,507	121,330
Securities purchased	769,925	—	59,013	—	1,287,512	70,222,907
Sale-buyback financing transactions	—	—	—	—	5,949,081	—
Swap agreements	—	—	—	—	—	382,140
Income distributions	816	—	—	—	—	—
Due to broker	—	—	—	—	—	880,000
Accrued advisory fees	82,281	223,608	14,368	11,529	11,051	183,201
Accrued administration fees	20,570	44,722	2,874	2,306	4,144	70,013
Accrued custodian and portfolio accounting fees	20,509	21,490	5,499	5,519	10,803	80,013
Accrued legal, audit and tax service fees	8,725	18,357	948	946	2,299	29,971
Accrued trustees’ fees and deferred compensation	14	31	1	—	3,244	23,136
Accrued distribution and service fees	402	1,807	146	153	—	—
Accrued other (1)	8,527	29,351	8,272	7,776	1,365	24,751
Forward foreign currency contracts depreciation	—	—	—	—	3,343	496,534
Outstanding options written, at value	—	—	—	—	37,788	114,297
Swap agreements depreciation	—	—	—	—	—	84,615
Total Liabilities	1,078,432	648,234	96,354	34,148	7,410,137	72,712,908
NET ASSETS	$167,406,683	$353,203,697	$25,483,670	$18,627,547	$33,150,095	$561,953,375
NET ASSETS CONSIST OF:
Paid-in capital	$166,915,227	$241,945,526	$20,974,621	$14,672,795	$38,345,408	$552,516,082
Undistributed/accumulated earnings (deficit)	491,456	111,258,171	4,509,049	3,954,752	(5,195,313)	9,437,293
NET ASSETS	$167,406,683	$353,203,697	$25,483,670	$18,627,547	$33,150,095	$561,953,375
Class A Shares:
Net Assets	$7,752,005	$22,729,623	$2,283,368	$2,441,443
Shares of beneficial interest outstanding	742,392	1,291,028	143,167	205,158
Net Asset Value per share*	$10.44	$17.61	$15.95	$11.90
Sales Charge	0.46	0.78	0.71	0.53
Maximum offering price per share	$10.90	$18.39	$16.66	$12.43
Class C Shares:
Net Assets	$1,699,916	$10,302,093	$724,859	$763,352
Shares of beneficial interest outstanding	163,011	609,715	46,946	65,689
Net Asset Value per share*	$10.43	$16.90	$15.44	$11.62
Class I Shares:
Net Assets	$93,233
Shares of beneficial interest outstanding	9,022
Net Asset Value per share	$10.33
Class P Shares:
Net Assets	$146,920,517				$33,150,095	$561,953,375
Shares of beneficial interest outstanding	14,218,661				3,196,672	50,160,803
Net Asset Value per share	$10.33				$10.37	$11.20
Advisor Class:
Net Assets	$10,941,012	$318,695,461	$20,742,323	$14,290,006
Shares of beneficial interest outstanding	1,046,085	17,971,283	1,274,400	1,189,539
Net Asset Value per share	$10.46	$17.73	$16.28	$12.01
Class R6 Shares:
Net Assets		$1,476,520	$1,733,120	$1,132,746
Shares of beneficial interest outstanding		83,039	116,024	94,922
Net Asset Value per share		$17.78	$14.94	$11.93

Investments and repurchase agreements, at cost (excluding derivatives)	$157,278,655	$253,466,566	$21,717,397	$14,471,420	$37,870,367	$575,397,153
Outstanding purchased options, at cost	–	–	–	–	19,332	151,548
Foreign currency held, at cost	788	–	–	–	71,214	4,441,915
Premiums received from outstanding options written	–	–	–	–	38,348	149,906

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	Accrued other for Pacific Funds Small-Cap and Pacific Funds Small-Cap Value include $5,835 and $5,333, respectively, of accrued registration fees.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2021 (Unaudited)

	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund	PF Large-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund
ASSETS
Investments, at value (excluding derivatives)	$96,002,448	$60,651,036	$185,151,094	$173,231,287	$65,817,353	$117,170,958
Cash	106,644	20,815	—	—	210,397	—
Cash (segregated for derivative instruments)	28,469	391,339	—	—	—	—
Foreign currency held, at value	3,667	132,746	—	—	—	—
Receivables:
Dividend and interest	398,332	797,230	25,456	203,491	26,099	68,835
Securities sold	435,612	—	1,937,725	—	290,230	80,557
Due from adviser	9,314	11,162	11,279	10,444	6,146	7,971
Forward foreign currency contracts appreciation	—	251,472	—	—	—	—
Prepaid expenses and other assets	391	157	568	475	90	250
Total Assets	96,984,877	62,255,957	187,126,122	173,445,697	66,350,315	117,328,571
LIABILITIES
Payables:
Fund shares redeemed	—	—	592,009	137,898	10,105	—
Securities purchased	1,298,123	—	—	—	909,011	266,801
Swap agreements	—	17,628	—	—	—	—
Variation margin on futures contracts	1,031	—	—	—	—	—
Variation margin on swap agreements	—	14,534	—	—	—	—
Due to custodian	—	—	52,736	—	2	—
Accrued advisory fees	31,332	39,845	90,890	95,003	33,735	71,383
Accrued administration fees	11,749	7,813	24,788	21,924	8,434	14,277
Accrued custodian and portfolio accounting fees	24,420	35,881	15,745	13,631	10,422	10,233
Accrued legal, audit and tax service fees	5,279	3,926	9,811	9,006	3,268	5,926
Accrued trustees’ fees and deferred compensation	4,646	5	7,266	11,315	2,849	2,049
Accrued other	4,339	4,431	11,669	9,865	3,585	6,535
Forward foreign currency contracts depreciation	—	287,079	—	—	—	—
Total Liabilities	1,380,919	411,142	804,914	298,642	981,411	377,204
NET ASSETS	$95,603,958	$61,844,815	$186,321,208	$173,147,055	$65,368,904	$116,951,367
NET ASSETS CONSIST OF:
Paid-in capital	$94,061,695	$68,145,775	$44,569,979	$71,276,521	$50,718,477	$73,802,864
Undistributed/accumulated earnings (deficit)	1,542,263	(6,300,960)	141,751,229	101,870,534	14,650,427	43,148,503
NET ASSETS	$95,603,958	$61,844,815	$186,321,208	$173,147,055	$65,368,904	$116,951,367
Class P Shares:
Shares of beneficial interest outstanding	9,402,145	7,229,549	5,356,744	13,175,632	2,828,300	10,514,390
Net Asset Value per share	$10.17	$8.55	$34.78	$13.14	$23.11	$11.12

Investments, at cost (excluding derivatives)	$95,018,149	$62,211,024	$61,410,291	$87,627,446	$58,204,335	$85,650,580
Foreign currency held, at cost	3,529	132,930	—	—	—	—

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2021 (Unaudited)

	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund	PF Multi-Asset Fund	PF Real Estate Fund
ASSETS
Investments, at value (excluding derivatives)	$134,724,016	$49,795,578	$36,941,168	$34,974,007	$1,038,237,246	$26,829,763
Cash	146,602	—	—	—	8,443	—
Foreign currency held, at value	298,095	885	96,563	103,960	—	—
Receivables:
Dividend and interest	370,834	483,884	316,547	359,000	2,298,427	90,749
Securities sold	6,893	1,799	271,300	200,710	—	328,784
Variation margin on futures contracts	—	—	—	—	442,000	—
Due from adviser	21,370	11,411	4,943	10,997	47,346	3,282
Swap agreements appreciation	—	—	—	—	111,230,802	—
Prepaid expenses and other assets	418	141	108	207	3,648	140
Total Assets	135,568,228	50,293,698	37,630,629	35,648,881	1,152,267,912	27,252,718
LIABILITIES
Payables:
Fund shares redeemed	—	8,633	674	2,454	829,148	95,774
Securities purchased	3,293,526	—	224,599	148,959	17,503,264	114,705
Due to custodian	—	—	—	—	—	153,027
Accrued advisory fees	88,036	35,202	27,239	18,893	336,743	17,774
Accrued administration fees	16,507	6,439	4,807	4,360	144,318	3,555
Accrued custodian and portfolio accounting fees	31,554	26,416	20,106	18,230	109,452	6,909
Accrued legal, audit and tax service fees	7,517	2,194	1,978	1,858	59,426	1,520
Accrued trustees’ fees and deferred compensation	3,725	4,960	3	5,889	94	1,310
Accrued foreign capital gains tax	958,085	65,866	—	—	—	—
Accrued other	31,145	11,781	4,229	14,772	48,792	1,667
Swap agreements depreciation	—	—	—	—	10,199,826	—
Total Liabilities	4,430,095	161,491	283,635	215,415	29,231,063	396,241
NET ASSETS	$131,138,133	$50,132,207	$37,346,994	$35,433,466	$1,123,036,849	$26,856,477
NET ASSETS CONSIST OF:
Paid-in capital	$72,665,741	$22,413,908	$26,658,753	$33,947,969	$709,214,248	$18,472,828
Undistributed/accumulated earnings (deficit)	58,472,392	27,718,299	10,688,241	1,485,497	413,822,601	8,383,649
NET ASSETS	$131,138,133	$50,132,207	$37,346,994	$35,433,466	$1,123,036,849	$26,856,477
Class P Shares:
Shares of beneficial interest outstanding	9,357,046	4,082,143	3,028,362	4,148,512	80,717,984	1,731,073
Net Asset Value per share	$14.01	$12.28	$12.33	$8.54	$13.91	$15.51

Investments, at cost (excluding derivatives)	$87,875,594	$24,609,068	$26,807,328	$28,320,472	$1,031,461,029	$16,941,844
Foreign currency held, at cost	306,869	880	97,323	104,318	—	—

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$774,430	$744,803	$1,650,988	$962,025	$128,455
Total Investment Income	774,430	744,803	1,650,988	962,025	128,455

EXPENSES
Advisory fees	251,937	342,083	1,114,112	916,504	350,413
Administration fees	188,952	256,562	835,584	687,378	262,810
Portfolio accounting fees	27,682	27,816	28,987	28,679	27,817
Shareholder report expenses	8,284	11,100	35,784	29,286	11,137
Distribution fees
Class C	170,267	162,012	523,011	431,023	161,308
Service fees
Class A	244,472	364,794	1,166,766	974,586	364,722
Class C	56,756	54,004	174,337	143,674	53,769
Registration fees	27,268	26,335	28,430	27,273	25,836
Legal, audit and tax service fees	13,041	17,529	56,567	46,300	17,610
Trustees’ fees	6,377	8,530	27,480	22,488	8,552
Interest expense	—	32	—	—	—
Other	3,643	4,558	12,657	10,500	4,516
Total Expenses	998,679	1,275,355	4,003,715	3,317,691	1,288,490
Adviser Expense Reimbursement	(86,295)	(95,868)	(189,905)	(164,525)	(95,468)
Net Expenses	912,384	1,179,487	3,813,810	3,153,166	1,193,022
NET INVESTMENT INCOME (LOSS)	(137,954)	(434,684)	(2,162,822)	(2,191,141)	(1,064,567)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	1,062,982	2,481,447	7,259,027	7,996,499	3,101,114
Net Realized Gain (Loss)	1,062,982	2,481,447	7,259,027	7,996,499	3,101,114

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual fund investments	6,525,065	11,060,975	48,478,985	44,328,782	19,210,742
Change in Net Unrealized Appreciation (Depreciation)	6,525,065	11,060,975	48,478,985	44,328,782	19,210,742
NET GAIN (LOSS)	7,588,047	13,542,422	55,738,012	52,325,281	22,311,856
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,450,093	$13,107,738	$53,575,190	$50,134,140	$21,247,289

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds ESG Core Bond	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$95	$2,779	$1,967	$42	$281,861	$862,205
Interest, net of foreign taxes withheld	153,326	11,323,390	15,523,484	193,232	22,767,779	54,214,813
Total Investment Income	153,421	11,326,169	15,525,451	193,274	23,049,640	55,077,018

EXPENSES
Advisory fees	40,725	2,402,622	2,908,692	50,940	3,604,778	7,699,522
Administration fees	24,435	900,983	872,608	20,108	901,194	1,776,813
Custodian fees and expenses	678	16,833	24,713	10,027	11,550	41,260
Portfolio accounting fees	20,950	195,148	199,061	17,338	172,221	313,159
Shareholder report expenses	1,041	39,173	38,254	841	35,395	69,970
Distribution fees
Class C	—	185,645	186,053	—	290,334	336,391
Service fees
Class A	—	260,946	202,367	—	147,051	252,497
Class C	—	61,882	62,018	—	96,778	112,130
Registration fees	17,071	67,626	60,562	7,542	59,554	58,458
Legal, audit and tax service fees	1,652	62,065	60,234	1,343	56,734	118,983
Trustees’ fees	685	25,753	25,149	553	23,270	46,000
Offering costs	—	—	—	5,474	—	—
Interest expense	—	—	—	—	—	317,505
Other	1,029	14,002	14,081	963	11,943	21,965
Total Expenses	108,266	4,232,678	4,653,792	115,129	5,410,802	11,164,653
Advisory Fee Waiver	—	(24,821)	(20,092)	—	(24,857)	(216,244)
Adviser Expense Reimbursement	(56,138)	(720,929)	(950,915)	(50,784)	(695,705)	(1,638,326)
Net Expenses	52,128	3,486,928	3,682,785	64,345	4,690,240	9,310,083
NET INVESTMENT INCOME (LOSS)	101,293	7,839,241	11,842,666	128,929	18,359,400	45,766,935

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	17,000	5,626,656	11,928,518	(34,172)	14,282,101	12,631,894
Net Realized Gain (Loss)	17,000	5,626,656	11,928,518	(34,172)	14,282,101	12,631,894

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	8,538	(4,240,025)	3,654,843	386,583	(1,156,972)	(1,207,657)
Foreign currencies	—	—	—	—	(42)	—
Unfunded loan commitments	—	3,839	3,839	—	7,584	42,830
Change in Net Unrealized Appreciation (Depreciation)	8,538	(4,236,186)	3,658,682	386,583	(1,149,430)	(1,164,827)
NET GAIN (LOSS)	25,538	1,390,470	15,587,200	352,411	13,132,671	11,467,067
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,831	$9,229,711	$27,429,866	$481,340	$31,492,071	$57,234,002

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

	Pacific Funds High Income	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	PF Inflation Managed Fund	PF Managed Bond Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$33,628	$1,333,915	$74,458	$113,261	$20	$1,845
Interest, net of foreign taxes withheld	4,504,170	—	—	—	1,270,374	5,900,761
Total Investment Income	4,537,798	1,333,915	74,458	113,261	1,270,394	5,902,606

EXPENSES
Advisory fees	496,271	1,352,576	72,564	69,978	67,196	1,138,371
Administration fees	124,068	270,515	14,513	13,996	25,198	426,889
Custodian fees and expenses	2,777	3,478	161	162	2,517	26,098
Portfolio accounting fees	50,051	63,099	16,299	16,353	24,839	196,363
Shareholder report expenses	5,327	11,595	589	597	1,092	18,635
Distribution fees
Class C	6,873	40,420	2,844	2,890	—	—
Service fees
Class A	9,851	29,233	3,032	2,929	—	—
Class C	2,291	13,473	948	963	—	—
Registration fees	28,706	31,861	28,593	28,092	26	443
Legal, audit and tax service fees	8,431	18,301	943	946	1,723	29,411
Trustees’ fees	3,502	7,623	387	393	840	14,324
Interest expense	—	10	18	—	1,493	125
Other	3,160	11,308	1,913	1,913	308	5,910
Total Expenses	741,308	1,853,492	142,804	139,212	125,232	1,856,569
Advisory Fee Waiver	—	—	—	—	—	(21,345)
Adviser Expense Reimbursement	(143,769)	(57,855)	(44,939)	(44,366)	(31,345)	(291,183)
Net Expenses	597,539	1,795,637	97,865	94,846	93,887	1,544,041
NET INVESTMENT INCOME (LOSS)	3,940,259	(461,722)	(23,407)	18,415	1,176,507	4,358,565

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	2,098,429	15,285,132	1,177,157	1,310,888	447,770	(73,820)
Closed short positions	—	—	—	—	—	31,290
Foreign currency transactions	—	—	—	—	19,890	62,760
Forward foreign currency contract transactions	—	—	—	—	111,588	750,796
Futures contract transactions	—	—	—	—	(56,267)	2,518,164
Purchased option transactions	—	—	—	—	(2,542)	(504,218)
Swap transactions	—	—	—	—	(31,668)	781,046
Written option transactions	—	—	—	—	11,638	808,515
Net Realized Gain (Loss)	2,098,429	15,285,132	1,177,157	1,310,888	500,409	4,374,533

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(572,184)	(11,640,417)	(1,296,468)	(753,788)	61,635	7,765,820
Short positions	—	—	—	—	—	(9,461)
Foreign currencies	(5)	—	—	—	(3,089)	(90,835)
Forward foreign currency contracts	—	—	—	—	(57,105)	(6,840)
Futures contracts	—	—	—	—	(96)	641,634
Purchased options	—	—	—	—	(3,105)	(65,556)
Swaps	—	—	—	—	(70,356)	(1,827,529)
Written options	—	—	—	—	3,665	(54,342)
Change in Net Unrealized Appreciation (Depreciation)	(572,189)	(11,640,417)	(1,296,468)	(753,788)	(68,451)	6,352,891
NET GAIN (LOSS)	1,526,240	3,644,715	(119,311)	557,100	431,958	10,727,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,466,499	$3,182,993	($142,718)	$575,515	$1,608,465	$15,085,989

Foreign taxes withheld on dividends and interest	$—	$—	$—	$—	$—	$23,033

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund	PF Large-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$49	$90	$376,833	$1,466,538	$130,311	$760,196
Interest, net of foreign taxes withheld	863,102	1,732,287	40	—	52	—
Total Investment Income	863,151	1,732,377	376,873	1,466,538	130,363	760,196

EXPENSES
Advisory fees	193,055	250,113	535,057	582,099	198,826	444,667
Administration fees	72,395	47,792	145,925	134,331	49,706	88,933
Custodian fees and expenses	4,402	27,891	2,477	2,098	2,106	695
Portfolio accounting fees	43,890	30,977	39,977	37,013	25,562	31,932
Shareholder report expenses	3,195	2,078	6,045	5,639	2,148	3,835
Registration fees	75	50	147	135	52	89
Legal, audit and tax service fees	5,027	3,287	9,607	8,919	3,396	6,031
Trustees’ fees	2,460	1,366	4,628	4,329	1,650	2,954
Interest expense	—	—	153	16	—	—
Other	1,089	2,394	5,518	4,848	1,753	3,204
Total Expenses	325,588	365,948	749,534	779,427	285,199	582,340
Advisory Fee Waiver	—	(6,372)	—	—	—	—
Adviser Expense Reimbursement	(60,138)	(68,043)	(68,400)	(62,981)	(36,667)	(48,739)
Net Expenses	265,450	291,533	681,134	716,446	248,532	533,601
NET INVESTMENT INCOME (LOSS)	597,701	1,440,844	(304,261)	750,092	(118,169)	226,595

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	124,951	634,051	7,136,178	3,989,208	4,105,530	10,783,173
Foreign currency transactions	—	(4,147)	—	—	1,057	—
Forward foreign currency contract transactions	—	(379,796)	—	—	—	—
Futures contract transactions	(21,889)	—	—	—	—	—
Swap transactions	—	1,073	—	—	—	—
Net Realized Gain (Loss)	103,062	251,181	7,136,178	3,989,208	4,106,587	10,783,173

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(363,061)	149,091	18,004,977	6,896,353	182,878	(7,846,881)
Foreign currencies	(46)	(840)	—	—	35	—
Forward foreign currency contracts	—	430,669	—	—	—	—
Futures contracts	(75,556)	—	—	—	—	—
Swaps	—	(9,835)	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(438,663)	569,085	18,004,977	6,896,353	182,913	(7,846,881)
NET GAIN (LOSS)	(335,601)	820,266	25,141,155	10,885,561	4,289,500	2,936,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$262,100	$2,261,110	$24,836,894	$11,635,653	$4,171,331	$3,162,887

Foreign taxes withheld on dividends and interest	$260	$10,498	$1,500	$1,576	$7,019	$396

Foreign capital gains tax withheld	—	2	—	—	—	—
Change in deferred foreign capital gains tax	—	(125)	—	—	—	—

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund	PF Multi-Asset Fund	PF Real Estate Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,282,711	$603,605	$575,949	$730,126	$975	$330,430
Interest, net of foreign taxes withheld	—	14	—	—	5,305,371	—
Total Investment Income	2,282,711	603,619	575,949	730,126	5,306,346	330,430

EXPENSES
Advisory fees	558,590	219,202	165,214	115,129	2,028,122	126,782
Administration fees	104,736	38,683	29,156	26,568	869,195	21,130
Custodian fees and expenses	48,690	20,644	11,027	18,125	13,974	493
Portfolio accounting fees	38,575	27,760	32,772	29,634	208,820	17,032
Shareholder report expenses	4,723	1,651	1,237	1,155	36,733	876
Registration fees	111	40	29	28	879	22
Legal, audit and tax service fees	7,438	2,615	1,957	1,821	58,089	1,396
Trustees’ fees	3,633	1,266	813	887	24,149	670
Interest expense	2,064	—	127	—	15	37
Other	28,970	14,747	4,106	14,469	12,033	827
Total Expenses	797,530	326,608	246,438	207,816	3,252,009	169,265
Advisory Fee Waiver	—	(7,737)	—	—	—	(21,130)
Adviser Expense Reimbursement	(132,140)	(68,723)	(32,504)	(66,118)	(296,730)	(21,316)
Net Expenses	665,390	250,148	213,934	141,698	2,955,279	126,819
NET INVESTMENT INCOME (LOSS)	1,617,321	353,471	362,015	588,428	2,351,067	203,611

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	3,583,964	595,699	2,949,258	1,060,925	1,167,690	2,487,671
Foreign currency transactions	(38,293)	(206)	(5)	(3,477)	—	—
Futures contract transactions	—	—	—	—	(222,494)	—
Swap transactions	—	—	—	—	129,303,092	—
Net Realized Gain (Loss)	3,545,671	595,493	2,949,253	1,057,448	130,248,288	2,487,671

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(13,157,998)	2,258,062	(1,068,204)	427,237	(3,170,047)	937,098
Foreign currencies	11,890	(3,673)	(5,104)	(767)	—	—
Futures contracts	—	—	—	—	1,236,115	—
Swaps	—	—	—	—	(46,814,686)	—
Change in Net Unrealized Appreciation (Depreciation)	(13,146,108)	2,254,389	(1,073,308)	426,470	(48,748,618)	937,098
NET GAIN (LOSS)	(9,600,437)	2,849,882	1,875,945	1,483,918	81,499,670	3,424,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,983,116)	$3,203,353	$2,237,960	$2,072,346	$83,850,737	$3,628,380

Foreign taxes withheld on dividends and interest	$122,103	$96,122	$78,159	$97,303	$—	$—
Foreign capital gains tax withheld	101,900	1,193	—	—	—	—
Change in deferred foreign capital gains tax	304,393	24,238	—	86	—	—

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	($137,954)	$3,156,055	($434,684)	$3,716,258	($2,162,822)	$8,699,254
Net realized gain (loss)	1,062,982	7,835,686	2,481,447	16,308,484	7,259,027	74,896,886
Change in net unrealized appreciation (depreciation)	6,525,065	30,372,610	11,060,975	60,176,240	48,478,985	247,418,487
Net Increase (Decrease) in Net Assets Resulting from Operations	7,450,093	41,364,351	13,107,738	80,200,982	53,575,190	331,014,627

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(5,283,185)	—	(7,064,752)	—	(27,114,953)
Class C	—	(1,152,697)	—	(965,251)	—	(3,868,659)
Advisor Class	—	(288,298)	—	(188,295)	—	(1,062,829)
Net Decrease from Dividends and Distributions to Shareholders	—	(6,724,180)	—	(8,218,298)	—	(32,046,441)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	9,726,206	35,011,759	10,599,523	29,435,827	32,034,776	62,789,068
Class C	4,329,576	11,261,328	1,978,178	4,465,886	7,265,517	11,191,706
Advisor Class	2,300,668	5,386,176	1,395,413	1,355,410	9,784,025	16,708,416
Dividends and distribution reinvestments
Class A	—	5,203,279	—	6,952,731	—	26,791,910
Class C	—	1,147,373	—	946,789	—	3,854,860
Advisor Class	—	280,904	—	183,146	—	1,039,635
Cost of shares repurchased
Class A	(15,098,422)	(34,279,957)	(19,863,071)	(44,038,970)	(63,141,544)	(152,990,337)
Class C	(8,723,577)	(19,620,458)	(8,497,694)	(20,174,925)	(26,059,438)	(59,225,680)
Advisor Class	(3,244,759)	(2,545,688)	(525,818)	(2,497,668)	(5,444,636)	(11,687,545)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,710,308)	1,844,716	(14,913,469)	(23,371,774)	(45,561,300)	(101,527,967)
NET INCREASE (DECREASE) IN NET ASSETS	(3,260,215)	36,484,887	(1,805,731)	48,610,910	8,013,890	197,440,219

NET ASSETS
Beginning of Year or Period	249,573,865	213,088,978	334,948,481	286,337,571	1,076,462,182	879,021,963
End of Year or Period	$246,313,650	$249,573,865	$333,142,750	$334,948,481	$1,084,476,072	$1,076,462,182

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Ultra Short Income
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	($2,191,141)	$5,645,754	($1,064,567)	$1,406,988	$101,293	$348,475
Net realized gain (loss)	7,996,499	70,880,721	3,101,114	34,546,784	17,000	206,296
Change in net unrealized appreciation (depreciation)	44,328,782	238,760,453	19,210,742	99,089,943	8,538	977,117
Net Increase (Decrease) in Net Assets Resulting from Operations	50,134,140	315,286,928	21,247,289	135,043,715	126,831	1,531,888

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(18,889,570)	—	(8,743,019)
Class C	—	(2,555,278)	—	(1,275,658)
Class I					(44,488)	(177,955)
Advisor Class	—	(551,099)	—	(482,568)	(66,514)	(234,884)
Net Decrease from Dividends and Distributions to Shareholders	—	(21,995,947)	—	(10,501,245)	(111,002)	(412,839)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	23,531,951	45,822,124	9,987,301	18,163,912
Class C	4,571,508	12,418,062	2,139,275	4,721,802
Class I					—	46,711
Advisor Class	4,077,875	6,115,334	1,681,661	4,722,792	1,930,373	7,858,842
Dividends and distribution reinvestments
Class A	—	18,734,417	—	8,683,958
Class C	—	2,541,506	—	1,274,479
Class I					44,488	177,929
Advisor Class	—	521,522	—	475,303	66,508	234,824
Cost of shares repurchased
Class A	(48,338,499)	(111,063,153)	(16,890,283)	(44,467,790)
Class C	(20,050,898)	(40,855,794)	(8,708,439)	(15,032,121)
Class I					—	(46,711)
Advisor Class	(2,568,454)	(7,551,044)	(1,322,699)	(5,156,479)	(1,249,487)	(2,622,797)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,776,517)	(73,317,026)	(13,113,184)	(26,614,144)	791,882	5,648,798
NET INCREASE (DECREASE) IN NET ASSETS	11,357,623	219,973,955	8,134,105	97,928,326	807,711	6,767,847

NET ASSETS
Beginning of Year or Period	879,832,035	659,858,080	334,377,717	236,449,391	31,441,585	24,673,738
End of Year or Period	$891,189,658	$879,832,035	$342,511,822	$334,377,717	$32,249,296	$31,441,585

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds ESG Core Bond
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Period Ended March 31, 2021 (2)
OPERATIONS
Net Investment income (loss)	$7,839,241	$18,602,818	$11,842,666	$24,529,763	$128,929	$64,147
Net realized gain (loss)	5,626,656	11,962,482	11,928,518	42,289,625	(34,172)	(38,438)
Change in net unrealized appreciation (depreciation)	(4,236,186)	41,907,934	3,658,682	16,709,444	386,583	(712,741)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,229,711	72,473,234	27,429,866	83,528,832	481,340	(687,032)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(1,192,744)	(2,672,415)	(1,468,947)	(4,215,998)
Class C	(96,077)	(389,391)	(262,458)	(1,120,964)
Class I	(1,068,886)	(2,124,479)	(1,242,075)	(2,398,465)	(77,502)	(34,030)
Class P			(491,231)	(1,179,750)
Advisor Class	(5,495,933)	(13,533,968)	(8,371,550)	(23,920,380)	(66,490)	(34,031)
Net Decrease from Dividends and Distributions to Shareholders	(7,853,640)	(18,720,253)	(11,836,261)	(32,835,557)	(143,992)	(68,061)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	27,119,222	131,631,746	17,761,665	58,396,192
Class C	3,887,058	16,277,069	2,887,409	15,063,353
Class I	31,215,725	68,045,239	23,021,607	63,125,136	2,851,800	12,500,000
Class P			254,790	18,370,178
Advisor Class	242,539,352	552,115,864	129,882,344	458,472,517	—	12,500,000
Dividends and distribution reinvestments
Class A	943,586	2,199,177	1,347,577	3,919,496
Class C	94,154	382,559	241,470	1,028,819
Class I	1,069,056	2,124,479	1,241,995	2,397,604	77,502	34,030
Class P			491,231	1,179,750
Advisor Class	5,415,488	13,341,072	6,390,892	18,227,646	66,490	34,031
Cost of shares repurchased
Class A	(28,382,833)	(91,635,549)	(24,170,619)	(49,765,313)
Class C	(7,403,120)	(16,612,491)	(11,883,132)	(23,781,150)
Class I	(14,645,932)	(40,086,476)	(11,465,155)	(20,568,210)	(1,592)	—
Class P			(1,477,784)	(6,811,159)
Advisor Class	(229,377,519)	(542,475,424)	(166,328,964)	(390,643,307)	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	32,474,237	95,307,265	(31,804,674)	148,611,552	2,994,200	25,068,061
NET INCREASE (DECREASE) IN NET ASSETS	33,850,308	149,060,246	(16,211,069)	199,304,827	3,331,548	24,312,968

NET ASSETS
Beginning of Year or Period	1,176,390,793	1,027,330,547	1,169,824,138	970,519,311	24,312,968	—
End of Year or Period	$1,210,241,101	$1,176,390,793	$1,153,613,069	$1,169,824,138	$27,644,516	$24,312,968

(1)	Unaudited.
(2)	Pacific Funds ESG Core Bond commenced operations on December 14, 2020.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	$18,359,400	$29,150,360	$45,766,935	$57,472,842	$3,940,259	$8,377,080
Net realized gain (loss)	14,282,101	6,015,250	12,631,894	(22,355,305)	2,098,429	2,034,893
Change in net unrealized appreciation (depreciation)	(1,149,430)	112,355,871	(1,164,827)	155,137,132	(572,189)	22,797,040
Net Increase (Decrease) in Net Assets Resulting from Operations	31,492,071	147,521,481	57,234,002	190,254,669	5,466,499	33,209,013

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(1,702,455)	(3,037,971)	(3,653,242)	(6,062,500)	(183,993)	(421,042)
Class C	(840,754)	(1,957,417)	(1,301,409)	(2,722,677)	(35,034)	(82,759)
Class I	(353,447)	(615,819)	(22,989,274)	(26,315,901)	(1,764)	(3,408)
Class P			(186,288)	(277,595)	(3,562,143)	(7,655,914)
Advisor Class	(15,480,774)	(23,608,205)	(17,268,014)	(22,031,816)	(209,344)	(231,425)
Net Decrease from Dividends and Distributions to Shareholders	(18,377,430)	(29,219,412)	(45,398,227)	(57,410,489)	(3,992,278)	(8,394,548)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	40,720,067	53,203,403	74,559,757	53,983,323	2,401,598	1,471,829
Class C	17,793,502	17,802,296	14,946,020	13,092,165	7,932	488,744
Class I	20,833,428	15,727,432	394,310,102	661,384,542	29,561	1,976
Class P			79,067	5,230,068	682,146	33,970,101
Advisor Class	400,585,194	454,105,230	389,820,735	441,881,455	7,445,853	5,990,443
Dividends and distribution reinvestments
Class A	1,414,245	2,489,807	3,527,403	5,794,294	180,871	413,768
Class C	733,375	1,702,089	1,267,719	2,626,202	33,595	78,671
Class I	353,088	611,995	16,969,198	19,007,629	1,735	3,346
Class P			186,288	277,595	3,562,143	7,655,914
Advisor Class	13,141,408	19,421,643	16,580,123	20,806,366	208,609	229,776
Cost of shares repurchased
Class A	(12,799,834)	(35,588,879)	(20,061,045)	(68,611,639)	(2,400,419)	(2,967,320)
Class C	(9,595,372)	(21,674,042)	(13,546,393)	(40,299,876)	(297,098)	(959,919)
Class I	(1,825,313)	(22,052,887)	(75,424,006)	(129,151,941)	(229)	(7,538)
Class P			(320,076)	(4,494,891)	(5,010,673)	(38,525,463)
Advisor Class	(138,183,863)	(223,825,391)	(123,491,058)	(305,995,976)	(690,076)	(6,305,673)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	333,169,925	261,922,696	679,403,834	675,529,316	6,155,548	1,538,655
NET INCREASE (DECREASE) IN NET ASSETS	346,284,566	380,224,765	691,239,609	808,373,496	7,629,769	26,353,120

NET ASSETS
Beginning of Year or Period	1,022,712,523	642,487,758	2,003,147,334	1,194,773,838	159,776,914	133,423,794
End of Year or Period	$1,368,997,089	$1,022,712,523	$2,694,386,943	$2,003,147,334	$167,406,683	$159,776,914

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small/Mid-Cap		Pacific Funds Small-Cap		Pacific Funds Small-Cap Value
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	($461,722)	($376,946)	($23,407)	($29,781)	$18,415	$57,629
Net realized gain (loss)	15,285,132	16,372,248	1,177,157	1,090,765	1,310,888	(57,773)
Change in net unrealized appreciation (depreciation)	(11,640,417)	157,277,128	(1,296,468)	7,519,982	(753,788)	9,124,048
Net Increase (Decrease) in Net Assets Resulting from Operations	3,182,993	173,272,430	(142,718)	8,580,966	575,515	9,123,904

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	—	—	—	—	(8,513)
Class C	—	—	—	—	—	—
Advisor Class	—	(935,874)	—	(8,412)	—	(85,233)
Class R6	—	(6,175)	—	—	—	(8,676)
Net Decrease from Dividends and Distributions to Shareholders	—	(942,049)	—	(8,412)	—	(102,422)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,291,509	8,174,835	153,267	1,291,333	319,651	2,387,429
Class C	372,043	901,183	63,587	222,144	95,063	239,720
Advisor Class	18,493,075	29,138,212	10,099,523	1,088,209	691,066	2,589,744
Class R6	1,612,508	514,030	1,186,173	541,712	924,190	242,627
Dividends and distribution reinvestments
Class A	—	—	—	—	—	8,513
Class C	—	—	—	—	—	—
Advisor Class	—	921,473	—	8,388	—	85,233
Class R6	—	6,175	—	—	—	8,676
Cost of shares repurchased
Class A	(1,739,279)	(10,618,843)	(522,256)	(3,181,124)	(154,217)	(2,321,123)
Class C	(1,118,386)	(5,111,786)	(123,425)	(320,215)	(155,025)	(555,791)
Advisor Class	(15,695,784)	(86,156,344)	(631,014)	(3,833,040)	(595,751)	(5,967,233)
Class R6	(1,712,259)	(4,384,109)	(1,201,444)	(297,341)	(989,210)	(1,822,036)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,503,427	(66,615,174)	9,024,411	(4,479,934)	135,767	(5,104,241)
NET INCREASE (DECREASE) IN NET ASSETS	4,686,420	105,715,207	8,881,693	4,092,620	711,282	3,917,241

NET ASSETS
Beginning of Year or Period	348,517,277	242,802,070	16,601,977	12,509,357	17,916,265	13,999,024
End of Year or Period	$353,203,697	$348,517,277	$25,483,670	$16,601,977	$18,627,547	$17,916,265

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	$1,176,507	$328,658	$4,358,565	$8,716,448	$597,701	$2,117,152
Net realized gain (loss)	500,409	803,882	4,374,533	15,230,711	103,062	1,795,305
Change in net unrealized appreciation (depreciation)	(68,451)	1,028,583	6,352,891	(6,726,856)	(438,663)	4,629,250
Net Increase (Decrease) in Net Assets Resulting from Operations	1,608,465	2,161,123	15,085,989	17,220,303	262,100	8,541,707

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(411,237)	—	(31,347,044)	—	(2,909,983)
Net Decrease from Dividends and Distributions to Shareholders	—	(411,237)	—	(31,347,044)	—	(2,909,983)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares- Class P	182,633	12,546,594	2,847,155	230,581,304	1,203,822	48,630,313
Dividends and distribution reinvestments - Class P	—	411,237	—	31,347,044	—	2,909,983
Cost of shares repurchased - Class P	(1,622,681)	(2,676,177)	(18,298,956)	(72,315,418)	(3,390,695)	(81,923,397)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,440,048)	10,281,654	(15,451,801)	189,612,930	(2,186,873)	(30,383,101)
NET INCREASE (DECREASE) IN NET ASSETS	168,417	12,031,540	(365,812)	175,486,189	(1,924,773)	(24,751,377)

NET ASSETS
Beginning of Year or Period	32,981,678	20,950,138	562,319,187	386,832,998	97,528,731	122,280,108
End of Year or Period	$33,150,095	$32,981,678	$561,953,375	$562,319,187	$95,603,958	$97,528,731

	PF Emerging Markets Debt Fund		PF Growth Fund		PF Large-Cap Value Fund
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net Investment income (loss)	$1,440,844	$2,854,408	($304,261)	($444,856)	$750,092	$2,088,029
Net realized gain (loss)	251,181	1,139,379	7,136,178	49,292,712	3,989,208	30,475,555
Change in net unrealized appreciation (depreciation)	569,085	10,675,186	18,004,977	27,592,531	6,896,353	36,460,708
Net Increase (Decrease) in Net Assets Resulting from Operations	2,261,110	14,668,973	24,836,894	76,440,387	11,635,653	69,024,292

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(2,362,664)	—	(43,891,662)	—	(25,782,094)
Net Decrease from Dividends and Distributions to Shareholders	—	(2,362,664)	—	(43,891,662)	—	(25,782,094)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares- Class P	398,826	16,917,991	294,802	23,644,175	347,122	25,785,476
Dividends and distribution reinvestments - Class P	—	2,362,664	—	43,891,662	—	25,782,094
Cost of shares repurchased - Class P	(2,293,334)	(57,731,418)	(17,993,524)	(84,476,445)	(10,372,637)	(83,637,866)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,894,508)	(38,450,763)	(17,698,722)	(16,940,608)	(10,025,515)	(32,070,296)
NET INCREASE (DECREASE) IN NET ASSETS	366,602	(26,144,454)	7,138,172	15,608,117	1,610,138	11,171,902

NET ASSETS
Beginning of Year or Period	61,478,213	87,622,667	179,183,036	163,574,919	171,536,917	160,365,015
End of Year or Period	$61,844,815	$61,478,213	$186,321,208	$179,183,036	$173,147,055	$171,536,917

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Small-Cap Growth Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net investment income (loss)	($118,169)	($88,065)	$226,595	$388,109	$1,617,321	$459,666
Net realized gain (loss)	4,106,587	9,710,608	10,783,173	9,177,707	3,545,671	10,533,525
Change in net unrealized appreciation (depreciation)	182,913	5,623,255	(7,846,881)	47,156,760	(13,146,108)	41,591,508
Net Increase (Decrease) in Net Assets Resulting from Operations	4,171,331	15,245,798	3,162,887	56,722,576	(7,983,116)	52,584,699

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(6,499,780)	—	(325,166)	—	(3,697,886)
Net Decrease from Dividends and Distributions to Shareholders	—	(6,499,780)	—	(325,166)	—	(3,697,886)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	194,734	39,194,635	954,790	61,337,832	1,720,406	12,084,306
Dividends and distribution reinvestments - Class P	—	6,499,780	—	325,166	—	3,697,886
Cost of shares repurchased - Class P	(2,552,450)	(8,575,950)	(4,075,050)	(29,167,413)	(4,382,035)	(20,503,939)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,357,716)	37,118,465	(3,120,260)	32,495,585	(2,661,629)	(4,721,747)
NET INCREASE (DECREASE) IN NET ASSETS	1,813,615	45,864,483	42,627	88,892,995	(10,644,745)	44,165,066

NET ASSETS
Beginning of Year or Period	63,555,289	17,690,806	116,908,740	28,015,745	141,782,878	97,617,812
End of Year or Period	$65,368,904	$63,555,289	$116,951,367	$116,908,740	$131,138,133	$141,782,878

	PF International Large-Cap Fund		PF International Small-Cap Fund		PF International Value Fund
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net investment income (loss)	$353,471	$473,066	$362,015	$435,098	$588,428	$596,990
Net realized gain (loss)	595,493	5,394,718	2,949,253	4,151,929	1,057,448	(3,641,670)
Change in net unrealized appreciation (depreciation)	2,254,389	9,314,371	(1,073,308)	12,346,512	426,470	19,897,242
Net Increase (Decrease) in Net Assets Resulting from Operations	3,203,353	15,182,155	2,237,960	16,933,539	2,072,346	16,852,562

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(4,258,496)	—	(658,806)	—	(829,970)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,258,496)	—	(658,806)	—	(829,970)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	111,625	6,770,295	84,808	3,199,912	154,677	6,096,658
Dividends and distribution reinvestments - Class P	—	4,258,496	—	658,806	—	829,970
Cost of shares repurchased - Class P	(2,074,051)	(14,879,283)	(1,883,837)	(10,207,000)	(1,223,268)	(23,490,082)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,962,426)	(3,850,492)	(1,799,029)	(6,348,282)	(1,068,591)	(16,563,454)
NET INCREASE (DECREASE) IN NET ASSETS	1,240,927	7,073,167	438,931	9,926,451	1,003,755	(540,862)

NET ASSETS
Beginning of Year or Period	48,891,280	41,818,113	36,908,063	26,981,612	34,429,711	34,970,573
End of Year or Period	$50,132,207	$48,891,280	$37,346,994	$36,908,063	$35,433,466	$34,429,711

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Multi-Asset Fund		PF Real Estate Fund
	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021	Six-Month Period Ended September 30, 2021 (1)	Year Ended March 31, 2021
OPERATIONS
Net investment income (loss)	$2,351,067	$10,811,338	$203,611	$585,484
Net realized gain (loss)	130,248,288	234,690,317	2,487,671	5,755,961
Change in net unrealized appreciation (depreciation)	(48,748,618)	269,536,738	937,098	5,643,101
Net Increase (Decrease) in Net Assets Resulting from Operations	83,850,737	515,038,393	3,628,380	11,984,546

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(53,822,193)	—	(339,852)
Return of capital - Class P		—		(288,733)
Net Decrease from Dividends and Distributions to Shareholders	—	(53,822,193)	—	(628,585)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,095,710	37,933,437	39,722	1,861,695
Dividends and distribution reinvestments - Class P	—	53,822,193	—	628,585
Cost of shares repurchased - Class P	(66,519,240)	(334,278,393)	(2,542,929)	(31,646,889)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(64,423,530)	(242,522,763)	(2,503,207)	(29,156,609)
NET INCREASE (DECREASE) IN NET ASSETS	19,427,207	218,693,437	1,125,173	(17,800,648)

NET ASSETS
Beginning of Year or Period	1,103,609,642	884,916,205	25,731,304	43,531,952
End of Year or Period	$1,123,036,849	$1,103,609,642	$26,856,477	$25,731,304

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

PF Inflation Managed Fund

CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	$1,608,465
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(10,389,386)
Proceeds from disposition of long-term securities	10,876,690
Proceeds (purchases) of short-term securities, net	244,395
Proceeds (purchases) from foreign currency transactions	(3,089)
(Increase) decrease in dividends and interest receivable	2,232
(Increase) decrease in receivable for securities sold	3,116,330
(Increase) decrease in receivable due from adviser	(4,468)
(Increase) decrease in prepaid expenses and other assets	129
(Increase) decrease in variation margin on futures contracts	(30,344)
(Increase) decrease in variation margin on swap agreements	(21,895)
Increase (decrease) in payable for securities purchased	(3,031,515)
Increase (decrease) in accrued advisory fees	1,816
Increase (decrease) in accrued administration fees	681
Increase (decrease) in accrued custodian and portfolio accounting fees	(1,455)
Increase (decrease) in accrued legal, audit and tax service fees	(430)
Increase (decrease) in accrued trustees’ fees and deferred compensation	125
Increase (decrease) in accrued other	582
Change in net unrealized (appreciation) depreciation on investment securities	(61,635)
Change in net unrealized (appreciation) depreciation on foreign currencies	3,089
Change in net unrealized (appreciation) depreciation on forward foreign currency contracts	57,105
Change in net unrealized (appreciation) depreciation on purchased options	3,105
Change in net unrealized (appreciation) depreciation on written options	(3,665)
Net realized (gain) loss on investment security transactions	(447,770)
Net realized (gain) loss on purchased options transactions	2,542
Net realized (gain) loss on written option transactions	(11,638)
Net amortization on investments	166,633
Net cash provided by (used in) operating activities	2,076,629

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	184,125
Payment of shares redeemed	(1,527,384)
Proceeds from sale-buyback financing activities	183,497,184
Payment on sale-buyback financing transactions	(184,179,103)
Net cash provided by (used in) financing activities	(2,025,178)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	51,451

CASH AND FOREIGN CURRENCY:
Beginning of Period	184,198
End of Period (3)	$235,649

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, but does not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Interest paid by the PF Inflation Managed Fund was $1,493.
(3)	Includes cash (segregated for derivative instruments) of $170,000.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative

Class A
4/1/2021 - 9/30/2021 (6)	$11.46	$0.00	(7)	$0.35	$0.35	$—	$—	$—	$11.81	0.67%	0.60%	0.01%	3.05%	$191,885	2%
4/1/2020 - 3/31/2021	9.83	0.16		1.80	1.96	(0.33)	—	(0.33)	11.46	0.67%	0.60%	1.47%	19.96%	191,406	37%
4/1/2019 - 3/31/2020	10.23	0.17		(0.35)	(0.18)	(0.20)	(0.02)	(0.22)	9.83	0.68%	0.60%	1.60%	(1.95%)	159,186	22%
4/1/2018 - 3/31/2019	11.24	0.20		(0.04)	0.16	(0.21)	(0.96)	(1.17)	10.23	0.68%	0.60%	1.83%	1.88%	121,012	30%
4/1/2017 - 3/31/2018	10.98	0.25		0.26	0.51	(0.25)	—	(0.25)	11.24	0.68%	0.60%	2.18%	4.60%	131,023	30%
4/1/2016 - 3/31/2017	10.63	0.19		0.52	0.71	(0.22)	(0.14)	(0.36)	10.98	0.68%	0.60%	1.70%	6.59%	136,881	57%
Class C
4/1/2021 - 9/30/2021 (6)	$11.14	($0.04)		$0.34	$0.30	$—	$—	$—	$11.44	1.42%	1.35%	(0.73%)	2.69%	$43,734	2%
4/1/2020 - 3/31/2021	9.59	0.08		1.74	1.82	(0.27)	—	(0.27)	11.14	1.42%	1.35%	0.72%	18.96%	46,869	37%
4/1/2019 - 3/31/2020	9.97	0.09		(0.35)	(0.26)	(0.10)	(0.02)	(0.12)	9.59	1.43%	1.35%	0.86%	(2.72%)	46,909	22%
4/1/2018 - 3/31/2019	11.00	0.11		(0.03)	0.08	(0.15)	(0.96)	(1.11)	9.97	1.43%	1.35%	1.08%	1.13%	111,233	30%
4/1/2017 - 3/31/2018	10.76	0.16		0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.89%	137,036	30%
4/1/2016 - 3/31/2017	10.44	0.10		0.51	0.61	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.79%	153,433	57%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$11.52	$0.02		$0.34	$0.36	$—	$—	$—	$11.88	0.42%	0.35%	0.26%	3.13%	$10,695	2%
4/1/2020 - 3/31/2021	9.88	0.19		1.80	1.99	(0.35)	—	(0.35)	11.52	0.42%	0.35%	1.72%	20.17%	11,299	37%
4/1/2019 - 3/31/2020	10.26	0.20		(0.35)	(0.15)	(0.21)	(0.02)	(0.23)	9.88	0.43%	0.35%	1.85%	(1.68%)	6,994	22%
4/1/2018 - 3/31/2019	11.26	0.22		(0.03)	0.19	(0.23)	(0.96)	(1.19)	10.26	0.43%	0.35%	2.08%	2.26%	6,893	30%
4/1/2017 - 3/31/2018	11.00	0.28		0.25	0.53	(0.27)	—	(0.27)	11.26	0.43%	0.35%	2.43%	4.79%	8,135	30%
4/1/2016 - 3/31/2017	10.65	0.21		0.52	0.73	(0.24)	(0.14)	(0.38)	11.00	0.43%	0.35%	1.95%	6.89%	5,404	57%
Pacific Funds Portfolio Optimization Moderate-Conservative

Class A
4/1/2021 - 9/30/2021 (6)	$12.52	($0.01)		$0.51	$0.50	$—	$—	$—	$13.02	0.66%	0.60%	(0.16%)	3.99%	$285,448	1%
4/1/2020 - 3/31/2021	9.95	0.15		2.74	2.89	(0.32)	—	(0.32)	12.52	0.66%	0.60%	1.25%	29.06%	283,474	28%
4/1/2019 - 3/31/2020	10.70	0.17		(0.66)	(0.49)	(0.22)	(0.04)	(0.26)	9.95	0.67%	0.60%	1.55%	(4.94%)	231,749	20%
4/1/2018 - 3/31/2019	12.58	0.18		(0.06)	0.12	(0.20)	(1.80)	(2.00)	10.70	0.68%	0.60%	1.55%	1.91%	199,827	45%
4/1/2017 - 3/31/2018	12.21	0.25		0.53	0.78	(0.27)	(0.14)	(0.41)	12.58	0.67%	0.60%	1.95%	6.36%	227,420	30%
4/1/2016 - 3/31/2017	11.73	0.20		0.79	0.99	(0.24)	(0.27)	(0.51)	12.21	0.67%	0.60%	1.68%	8.49%	236,725	53%
Class C
4/1/2021 - 9/30/2021 (6)	$12.20	($0.06)		$0.50	$0.44	$—	$—	$—	$12.64	1.41%	1.35%	(0.91%)	3.61%	$40,445	1%
4/1/2020 - 3/31/2021	9.72	0.06		2.66	2.72	(0.24)	—	(0.24)	12.20	1.41%	1.35%	0.50%	28.06%	45,349	28%
4/1/2019 - 3/31/2020	10.44	0.09		(0.66)	(0.57)	(0.11)	(0.04)	(0.15)	9.72	1.42%	1.35%	0.80%	(5.63%)	48,929	20%
4/1/2018 - 3/31/2019	12.34	0.09		(0.06)	0.03	(0.13)	(1.80)	(1.93)	10.44	1.43%	1.35%	0.80%	1.11%	136,522	45%
4/1/2017 - 3/31/2018	12.00	0.15		0.52	0.67	(0.19)	(0.14)	(0.33)	12.34	1.42%	1.35%	1.20%	5.60%	174,766	30%
4/1/2016 - 3/31/2017	11.56	0.11		0.77	0.88	(0.17)	(0.27)	(0.44)	12.00	1.42%	1.35%	0.93%	7.74%	200,105	53%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$12.60	$0.01		$0.50	$0.51	$—	$—	$—	$13.11	0.41%	0.35%	0.09%	4.05%	$7,250	1%
4/1/2020 - 3/31/2021	10.00	0.18		2.76	2.94	(0.34)	—	(0.34)	12.60	0.41%	0.35%	1.50%	29.44%	6,126	28%
4/1/2019 - 3/31/2020	10.75	0.20		(0.67)	(0.47)	(0.24)	(0.04)	(0.28)	10.00	0.42%	0.35%	1.80%	(4.67%)	5,659	20%
4/1/2018 - 3/31/2019	12.62	0.21		(0.06)	0.15	(0.22)	(1.80)	(2.02)	10.75	0.42%	0.35%	1.80%	2.10%	7,701	45%
4/1/2017 - 3/31/2018	12.24	0.28		0.53	0.81	(0.29)	(0.14)	(0.43)	12.62	0.42%	0.35%	2.20%	6.62%	5,196	30%
4/1/2016 - 3/31/2017	11.75	0.23		0.79	1.02	(0.26)	(0.27)	(0.53)	12.24	0.42%	0.35%	1.93%	8.78%	4,895	53%
Pacific Funds Portfolio Optimization Moderate

Class A
4/1/2021 - 9/30/2021 (6)	$14.35	($0.02)		$0.73	$0.71	$—	$—	$—	$15.06	0.63%	0.60%	(0.30%)	4.95%	$911,439	0%
4/1/2020 - 3/31/2021	10.60	0.12		4.06	4.18	(0.32)	(0.11)	(0.43)	14.35	0.64%	0.60%	0.95%	39.61%	897,486	27%
4/1/2019 - 3/31/2020	12.01	0.17		(0.95)	(0.78)	(0.19)	(0.44)	(0.63)	10.60	0.66%	0.60%	1.38%	(7.24%)	714,447	19%
4/1/2018 - 3/31/2019	14.26	0.16		0.04	0.20	(0.23)	(2.22)	(2.45)	12.01	0.66%	0.60%	1.17%	2.49%	652,731	41%
4/1/2017 - 3/31/2018	13.67	0.20		0.94	1.14	(0.24)	(0.31)	(0.55)	14.26	0.66%	0.60%	1.40%	8.36%	690,689	36%
4/1/2016 - 3/31/2017	12.99	0.22		1.17	1.39	(0.24)	(0.47)	(0.71)	13.67	0.66%	0.60%	1.60%	10.94%	720,438	48%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued)

Class C
4/1/2021 - 9/30/2021 (6)	$14.03	($0.08)		$0.72	$0.64	$—	$—	$—	$14.67	1.38%	1.35%	(1.05%)	4.56%	$131,054	0%
4/1/2020 - 3/31/2021	10.39	0.03		3.96	3.99	(0.24)	(0.11)	(0.35)	14.03	1.39%	1.35%	0.20%	38.56%	143,244	27%
4/1/2019 - 3/31/2020	11.77	0.08		(0.94)	(0.86)	(0.08)	(0.44)	(0.52)	10.39	1.41%	1.35%	0.63%	(7.97%)	142,846	19%
4/1/2018 - 3/31/2019	14.04	0.05		0.06	0.11	(0.16)	(2.22)	(2.38)	11.77	1.41%	1.35%	0.42%	1.78%	381,170	41%
4/1/2017 - 3/31/2018	13.50	0.09		0.92	1.01	(0.16)	(0.31)	(0.47)	14.04	1.41%	1.35%	0.65%	7.47%	465,913	36%
4/1/2016 - 3/31/2017	12.85	0.11		1.17	1.28	(0.16)	(0.47)	(0.63)	13.50	1.41%	1.35%	0.85%	10.19%	515,691	48%

Advisor Class
4/1/2021 - 9/30/2021 (6)	$14.42	($0.00	)(7)	$0.74	$0.74	$—	$—	$—	$15.16	0.38%	0.35%	(0.05%)	5.13%	$41,983	0%
4/1/2020 - 3/31/2021	10.64	0.16		4.07	4.23	(0.34)	(0.11)	(0.45)	14.42	0.39%	0.35%	1.20%	39.99%	35,732	27%
4/1/2019 - 3/31/2020	12.05	0.20		(0.96)	(0.76)	(0.21)	(0.44)	(0.65)	10.64	0.41%	0.35%	1.63%	(7.07%)	21,729	19%
4/1/2018 - 3/31/2019	14.29	0.19		0.04	0.23	(0.25)	(2.22)	(2.47)	12.05	0.41%	0.35%	1.42%	2.75%	26,959	41%
4/1/2017 - 3/31/2018	13.69	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	14.29	0.41%	0.35%	1.65%	8.54%	23,088	36%
4/1/2016 - 3/31/2017	13.00	0.25		1.18	1.43	(0.27)	(0.47)	(0.74)	13.69	0.41%	0.35%	1.85%	11.30%	17,983	48%
Pacific Funds Portfolio Optimization Growth

Class A
4/1/2021 - 9/30/2021 (6)	$15.50	($0.03)		$0.92	$0.89	$—	$—	$—	$16.39	0.64%	0.60%	(0.39%)	5.74%	$761,109	0%
4/1/2020 - 3/31/2021	10.59	0.11		5.19	5.30	(0.23)	(0.16)	(0.39)	15.50	0.64%	0.60%	0.80%	50.27%	743,213	28%
4/1/2019 - 3/31/2020	12.77	0.19		(1.45)	(1.26)	(0.22)	(0.70)	(0.92)	10.59	0.66%	0.60%	1.45%	(11.24%)	544,605	18%
4/1/2018 - 3/31/2019	15.46	0.12		0.13	0.25	(0.21)	(2.73)	(2.94)	12.77	0.66%	0.60%	0.84%	2.92%	529,247	53%
4/1/2017 - 3/31/2018	14.61	0.18		1.30	1.48	(0.23)	(0.40)	(0.63)	15.46	0.66%	0.60%	1.14%	10.10%	555,328	39%
4/1/2016 - 3/31/2017	13.74	0.22		1.54	1.76	(0.23)	(0.66)	(0.89)	14.61	0.67%	0.60%	1.55%	13.08%	560,395	43%
Class C
4/1/2021 - 9/30/2021 (6)	$15.06	($0.09)		$0.90	$0.81	$—	$—	$—	$15.87	1.38%	1.35%	(1.14%)	5.38%	$107,272	0%
4/1/2020 - 3/31/2021	10.33	0.01		5.03	5.04	(0.15)	(0.16)	(0.31)	15.06	1.39%	1.35%	0.05%	48.99%	116,482	28%
4/1/2019 - 3/31/2020	12.45	0.09		(1.41)	(1.32)	(0.10)	(0.70)	(0.80)	10.33	1.41%	1.35%	0.70%	(11.81%)	100,768	18%
4/1/2018 - 3/31/2019	15.18	0.01		0.13	0.14	(0.14)	(2.73)	(2.87)	12.45	1.42%	1.35%	0.08%	2.12%	271,000	53%
4/1/2017 - 3/31/2018	14.38	0.06		1.28	1.34	(0.14)	(0.40)	(0.54)	15.18	1.41%	1.35%	0.39%	9.29%	317,342	39%
4/1/2016 - 3/31/2017	13.55	0.11		1.53	1.64	(0.15)	(0.66)	(0.81)	14.38	1.42%	1.35%	0.80%	12.33%	347,447	43%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$15.60	($0.01)		$0.92	$0.91	$—	$—	$—	$16.51	0.39%	0.35%	(0.14%)	5.83%	$22,809	0%
4/1/2020 - 3/31/2021	10.65	0.14		5.23	5.37	(0.26)	(0.16)	(0.42)	15.60	0.39%	0.35%	1.05%	50.62%	20,137	28%
4/1/2019 - 3/31/2020	12.82	0.22		(1.45)	(1.23)	(0.24)	(0.70)	(0.94)	10.65	0.41%	0.35%	1.70%	(10.98%)	14,485	18%
4/1/2018 - 3/31/2019	15.51	0.16		0.12	0.28	(0.24)	(2.73)	(2.97)	12.82	0.41%	0.35%	1.09%	3.12%	19,458	53%
4/1/2017 - 3/31/2018	14.64	0.22		1.31	1.53	(0.26)	(0.40)	(0.66)	15.51	0.41%	0.35%	1.39%	10.42%	16,280	39%
4/1/2016 - 3/31/2017	13.76	0.26		1.54	1.80	(0.26)	(0.66)	(0.92)	14.64	0.42%	0.35%	1.80%	13.34%	13,275	43%
Pacific Funds Portfolio Optimization Aggressive-Growth

Class A
4/1/2021 - 9/30/2021 (6)	$17.62	($0.05)		$1.18	$1.13	$—	$—	$—	$18.75	0.65%	0.60%	(0.53%)	6.41%	$286,574	0%
4/1/2020 - 3/31/2021	11.38	0.09		6.70	6.79	(0.21)	(0.34)	(0.55)	17.62	0.66%	0.60%	0.56%	60.05%	275,818	31%
4/1/2019 - 3/31/2020	14.25	0.19		(1.89)	(1.70)	(0.23)	(0.94)	(1.17)	11.38	0.67%	0.60%	1.31%	(13.66%)	191,505	19%
4/1/2018 - 3/31/2019	17.03	0.10		0.25	0.35	(0.25)	(2.88)	(3.13)	14.25	0.68%	0.60%	0.61%	3.39%	193,470	55%
4/1/2017 - 3/31/2018	15.79	0.12		1.81	1.93	(0.20)	(0.49)	(0.69)	17.03	0.68%	0.60%	0.74%	12.17%	189,903	41%
4/1/2016 - 3/31/2017	14.70	0.19		1.96	2.15	(0.19)	(0.87)	(1.06)	15.79	0.68%	0.60%	1.25%	15.06%	179,825	41%
Class C
4/1/2021 - 9/30/2021 (6)	$16.92	($0.12)		$1.14	$1.02	$—	$—	$—	$17.94	1.40%	1.35%	(1.27%)	6.03%	$39,790	0%
4/1/2020 - 3/31/2021	10.97	(0.03)		6.45	6.42	(0.13)	(0.34)	(0.47)	16.92	1.41%	1.35%	(0.19%)	58.83%	43,705	31%
4/1/2019 - 3/31/2020	13.76	0.08		(1.82)	(1.74)	(0.11)	(0.94)	(1.05)	10.97	1.42%	1.35%	0.56%	(14.25%)	35,339	19%
4/1/2018 - 3/31/2019	16.59	(0.02)		0.24	0.22	(0.17)	(2.88)	(3.05)	13.76	1.43%	1.35%	(0.14%)	2.57%	85,434	55%
4/1/2017 - 3/31/2018	15.43	(0.00	)(7)	1.75	1.75	(0.10)	(0.49)	(0.59)	16.59	1.43%	1.35%	(0.01%)	11.39%	97,877	41%
4/1/2016 - 3/31/2017	14.41	0.07		1.93	2.00	(0.11)	(0.87)	(0.98)	15.43	1.43%	1.35%	0.50%	14.18%	99,582	41%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)

Advisor Class
4/1/2021 - 9/30/2021 (6)	$17.72	($0.03)	$1.19	$1.16	$—	$—		$—	$18.88	0.40%	0.35%	(0.28%)	6.55%	$16,147	0%
4/1/2020 - 3/31/2021	11.44	0.12	6.74	6.86	(0.24)	(0.34)		(0.58)	17.72	0.41%	0.35%	0.81%	60.35%	14,855	31%
4/1/2019 - 3/31/2020	14.29	0.23	(1.89)	(1.66)	(0.25)	(0.94)		(1.19)	11.44	0.42%	0.35%	1.56%	(13.34%)	9,606	19%
4/1/2018 - 3/31/2019	17.07	0.14	0.23	0.37	(0.27)	(2.88)		(3.15)	14.29	0.43%	0.35%	0.86%	3.57%	10,860	55%
4/1/2017 - 3/31/2018	15.82	0.17	1.80	1.97	(0.23)	(0.49)		(0.72)	17.07	0.43%	0.35%	0.99%	12.48%	10,067	41%
4/1/2016 - 3/31/2017	14.71	0.23	1.97	2.20	(0.22)	(0.87)		(1.09)	15.82	0.43%	0.35%	1.50%	15.32%	7,166	41%
Pacific Funds Ultra Short Income

Class I
4/1/2021 - 9/30/2021 (6)	$10.07	$0.03	$0.01	$0.04	($0.03)	$—		($0.03)	$10.08	0.66%	0.32%	0.62%	0.44%	$13,044	34%
4/1/2020 - 3/31/2021	9.65	0.12	0.44	0.56	(0.12)	(0.02)		(0.14)	10.07	0.70%	0.32%	1.16%	5.81%	12,993	96%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(7)	(0.17)	9.65	0.87%	0.32%	2.27%	(1.81%)	12,273	81%

Advisor Class
4/1/2021 - 9/30/2021 (6)	$10.07	$0.03	$0.01	$0.04	($0.03)	$—		($0.03)	$10.08	0.66%	0.32%	0.62%	0.44%	$19,205	34%
4/1/2020 - 3/31/2021	9.65	0.12	0.44	0.56	(0.12)	(0.02)		(0.14)	10.07	0.69%	0.32%	1.16%	5.81%	18,449	96%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(7)	(0.17)	9.65	0.97%	0.32%	2.27%	(1.81%)	12,401	81%
Pacific Funds Short Duration Income

Class A
4/1/2021 - 9/30/2021 (6)	$10.57	$0.06	$0.02	$0.08	($0.06)	$—		($0.06)	$10.59	0.87%	0.75%	1.14%	0.77%	$204,690	35%
4/1/2020 - 3/31/2021	10.05	0.16	0.52	0.68	(0.16)	—		(0.16)	10.57	0.88%	0.75%	1.50%	6.78%	204,761	76%
4/1/2019 - 3/31/2020	10.30	0.24	(0.25)	(0.01)	(0.24)	—		(0.24)	10.05	0.99%	0.75%	2.33%	(0.13%)	154,309	56%
4/1/2018 - 3/31/2019	10.24	0.26	0.05	0.31	(0.25)	—		(0.25)	10.30	1.03%	0.75%	2.57%	3.11%	118,935	50%
4/1/2017 - 3/31/2018	10.32	0.21	(0.09)	0.12	(0.20)	—		(0.20)	10.24	1.04%	0.75%	2.03%	1.18%	94,197	76%
4/1/2016 - 3/31/2017	10.26	0.18	0.06	0.24	(0.18)	—		(0.18)	10.32	1.05%	0.83%	1.77%	2.36%	66,901	86%
Class C
4/1/2021 - 9/30/2021 (6)	$10.55	$0.02	$0.02	$0.04	($0.02)	$—		($0.02)	$10.57	1.62%	1.50%	0.39%	0.38%	$48,032	35%
4/1/2020 - 3/31/2021	10.03	0.08	0.52	0.60	(0.08)	—		(0.08)	10.55	1.63%	1.50%	0.75%	6.00%	51,385	76%
4/1/2019 - 3/31/2020	10.28	0.16	(0.25)	(0.09)	(0.16)	—		(0.16)	10.03	1.74%	1.50%	1.58%	(0.87%)	48,816	56%
4/1/2018 - 3/31/2019	10.22	0.19	0.05	0.24	(0.18)	—		(0.18)	10.28	1.78%	1.50%	1.82%	2.35%	46,167	50%
4/1/2017 - 3/31/2018	10.30	0.13	(0.09)	0.04	(0.12)	—		(0.12)	10.22	1.79%	1.50%	1.28%	0.43%	44,337	76%
4/1/2016 - 3/31/2017	10.24	0.11	0.05	0.16	(0.10)	—		(0.10)	10.30	1.80%	1.58%	1.02%	1.60%	43,092	86%
Class I
4/1/2021 - 9/30/2021 (6)	$10.56	$0.07	$0.01	$0.08	($0.07)	$—		($0.07)	$10.57	0.62%	0.50%	1.39%	0.80%	$159,761	35%
4/1/2020 - 3/31/2021	10.03	0.18	0.54	0.72	(0.19)	—		(0.19)	10.56	0.63%	0.50%	1.75%	7.16%	141,974	76%
4/1/2019 - 3/31/2020	10.29	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.03	0.63%	0.50%	2.58%	0.03%	106,402	56%
4/1/2018 - 3/31/2019	10.22	0.29	0.06	0.35	(0.28)	—		(0.28)	10.29	0.63%	0.50%	2.82%	3.47%	83,436	50%
4/1/2017 - 3/31/2018	10.30	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.22	0.64%	0.50%	2.28%	1.43%	4,329	76%
4/1/2016 - 3/31/2017	10.25	0.21	0.05	0.26	(0.21)	—		(0.21)	10.30	0.65%	0.53%	2.06%	2.56%	3,407	86%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$10.58	$0.07	$0.01	$0.08	($0.07)	$—		($0.07)	$10.59	0.62%	0.50%	1.39%	0.79%	$797,758	35%
4/1/2020 - 3/31/2021	10.05	0.18	0.54	0.72	(0.19)	—		(0.19)	10.58	0.63%	0.50%	1.75%	7.14%	778,271	76%
4/1/2019 - 3/31/2020	10.31	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.05	0.73%	0.50%	2.58%	0.02%	717,804	56%
4/1/2018 - 3/31/2019	10.24	0.29	0.06	0.35	(0.28)	—		(0.28)	10.31	0.78%	0.50%	2.82%	3.46%	483,476	50%
4/1/2017 - 3/31/2018	10.32	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.24	0.79%	0.50%	2.28%	1.43%	272,268	76%
4/1/2016 - 3/31/2017	10.26	0.21	0.06	0.27	(0.21)	—		(0.21)	10.32	0.80%	0.57%	2.02%	2.62%	162,554	86%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income

Class A
4/1/2021 - 9/30/2021 (6)	$11.18	$0.10	$0.15	$0.25	($0.10)	$—	($0.10)	$11.33	0.97%	0.85%	1.82%	2.27%	$157,827	38%
4/1/2020 - 3/31/2021	10.60	0.22	0.66	0.88	(0.22)	(0.08)	(0.30)	11.18	0.98%	0.85%	1.95%	8.29%	160,701	102%
4/1/2019 - 3/31/2020	10.52	0.29	0.08	0.37	(0.29)	—	(0.29)	10.60	1.09%	0.85%	2.70%	3.51%	140,650	70%
4/1/2018 - 3/31/2019	10.45	0.33	0.07	0.40	(0.33)	—	(0.33)	10.52	1.13%	0.85%	3.22%	3.99%	82,136	93%
4/1/2017 - 3/31/2018	10.51	0.28	(0.06)	0.22	(0.28)	—	(0.28)	10.45	1.12%	0.85%	2.62%	2.05%	132,006	91%
4/1/2016 - 3/31/2017	10.45	0.28	0.06	0.34	(0.28)	—	(0.28)	10.51	1.13%	0.93%	2.63%	3.23%	160,226	82%

Class C
4/1/2021 - 9/30/2021 (6)	$11.18	$0.06	$0.15	$0.21	($0.06)	$—	($0.06)	$11.33	1.72%	1.60%	1.07%	1.89%	$45,963	38%
4/1/2020 - 3/31/2021	10.60	0.14	0.66	0.80	(0.14)	(0.08)	(0.22)	11.18	1.73%	1.60%	1.20%	7.48%	53,990	102%
4/1/2019 - 3/31/2020	10.52	0.21	0.08	0.29	(0.21)	—	(0.21)	10.60	1.84%	1.60%	1.95%	2.73%	58,397	70%
4/1/2018 - 3/31/2019	10.46	0.26	0.06	0.32	(0.26)	—	(0.26)	10.52	1.88%	1.60%	2.47%	3.11%	81,309	93%
4/1/2017 - 3/31/2018	10.51	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.46	1.87%	1.60%	1.87%	1.38%	101,156	91%
4/1/2016 - 3/31/2017	10.45	0.20	0.06	0.26	(0.20)	—	(0.20)	10.51	1.88%	1.68%	1.88%	2.46%	120,546	82%
Class I
4/1/2021 - 9/30/2021 (6)	$11.19	$0.12	$0.15	$0.27	($0.12)	$—	($0.12)	$11.34	0.72%	0.55%	2.12%	2.43%	$122,074	38%
4/1/2020 - 3/31/2021	10.61	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	11.19	0.73%	0.55%	2.25%	8.61%	107,857	102%
4/1/2019 - 3/31/2020	10.53	0.33	0.07	0.40	(0.32)	—	(0.32)	10.61	0.73%	0.55%	3.00%	3.81%	60,355	70%
4/1/2018 - 3/31/2019	10.46	0.36	0.08	0.44	(0.37)	—	(0.37)	10.53	0.73%	0.55%	3.52%	4.30%	26,394	93%
4/1/2017 - 3/31/2018	10.52	0.31	(0.06)	0.25	(0.31)	—	(0.31)	10.46	0.72%	0.55%	2.92%	2.35%	4,339	91%
4/1/2016 - 3/31/2017	10.46	0.31	0.06	0.37	(0.31)	—	(0.31)	10.52	0.73%	0.62%	2.93%	3.54%	4,563	82%

Class P
4/1/2021 - 9/30/2021 (6)	$11.23	$0.12	$0.15	$0.27	($0.12)	$—	($0.12)	$11.38	0.72%	0.55%	2.12%	2.42%	$46,015	38%
4/1/2020 - 3/31/2021	10.64	0.26	0.67	0.93	(0.26)	(0.08)	(0.34)	11.23	0.73%	0.55%	2.25%	8.68%	46,122	102%
4/1/2019 - 3/31/2020	10.56	0.33	0.08	0.41	(0.33)	—	(0.33)	10.64	0.73%	0.55%	3.00%	3.80%	31,831	70%
4/1/2018 - 3/31/2019	10.49	0.37	0.07	0.44	(0.37)	—	(0.37)	10.56	0.73%	0.55%	3.52%	4.29%	40,570	93%
4/1/2017 - 3/31/2018	10.55	0.31	(0.07)	0.24	(0.30)	—	(0.30)	10.49	0.72%	0.60%	2.87%	2.29%	66,750	91%
4/1/2016 - 3/31/2017	10.49	0.30	0.06	0.36	(0.30)	—	(0.30)	10.55	0.73%	0.70%	2.86%	3.46%	122,260	82%

Advisor Class
4/1/2021 - 9/30/2021 (6)	$11.21	$0.12	$0.15	$0.27	($0.12)	$—	($0.12)	$11.36	0.72%	0.55%	2.12%	2.42%	$781,734	38%
4/1/2020 - 3/31/2021	10.62	0.26	0.67	0.93	(0.26)	(0.08)	(0.34)	11.21	0.73%	0.55%	2.25%	8.70%	801,154	102%
4/1/2019 - 3/31/2020	10.54	0.33	0.08	0.41	(0.33)	—	(0.33)	10.62	0.84%	0.55%	3.00%	3.81%	679,287	70%
4/1/2018 - 3/31/2019	10.48	0.36	0.07	0.43	(0.37)	—	(0.37)	10.54	0.88%	0.55%	3.52%	4.19%	393,645	93%
4/1/2017 - 3/31/2018	10.53	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.48	0.87%	0.55%	2.92%	2.45%	388,730	91%
4/1/2016 - 3/31/2017	10.47	0.31	0.05	0.36	(0.30)	—	(0.30)	10.53	0.88%	0.66%	2.90%	3.50%	337,844	82%
Pacific Funds ESG Core Bond

Class I
4/1/2021 - 9/30/2021 (6)	$9.70	$0.05	$0.13	$0.18	($0.05)	$—	($0.05)	$9.83	0.86%	0.48%	0.96%	1.88%	$15,256	18%
12/14/2020 - 3/31/2021	10.00	0.03	(0.30)	(0.27)	(0.03)	—	(0.03)	9.70	0.97%	0.48%	0.88%	(2.73%)	12,156	26%

Advisor Class
4/1/2021 - 9/30/2021 (6)	$9.70	$0.05	$0.13	$0.18	($0.05)	$—	($0.05)	$9.83	0.86%	0.48%	0.96%	1.89%	$12,389	18%
12/14/2020 - 3/31/2021	10.00	0.03	(0.30)	(0.27)	(0.03)	—	(0.03)	9.70	0.97%	0.48%	0.88%	(2.73%)	12,156	26%
Pacific Funds Strategic Income

Class A
4/1/2021 - 9/30/2021 (6)	$11.52	$0.17	$0.15	$0.32	($0.17)	$—	($0.17)	$11.67	1.06%	0.95%	2.89%	2.75%	$135,292	27%
4/1/2020 - 3/31/2021	9.72	0.40	1.79	2.19	(0.39)	—	(0.39)	11.52	1.08%	0.95%	3.57%	22.82%	104,659	86%
4/1/2019 - 3/31/2020	10.60	0.43	(0.88)	(0.45)	(0.43)	—	(0.43)	9.72	1.19%	0.95%	3.94%	(4.58%)	71,510	98%
4/1/2018 - 3/31/2019	10.71	0.47	(0.11)	0.36	(0.47)	—	(0.47)	10.60	1.23%	0.95%	4.43%	3.43%	61,503	99%
4/1/2017 - 3/31/2018	10.68	0.40	0.02	0.42	(0.39)	—	(0.39)	10.71	1.23%	0.95%	3.70%	3.95%	71,948	94%
4/1/2016 - 3/31/2017	10.09	0.39	0.59	0.98	(0.39)	—	(0.39)	10.68	1.25%	1.02%	3.71%	9.82%	66,765	116%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (Continued)

Class C
4/1/2021 - 9/30/2021 (6)	$11.49	$0.13	$0.15	$0.28	($0.13)	$—	($0.13)	$11.64	1.81%	1.65%		2.19%	2.40%	$82,040	27%
4/1/2020 - 3/31/2021	9.69	0.32	1.80	2.12	(0.32)	—	(0.32)	11.49	1.83%	1.65%		2.87%	22.04%	72,157	86%
4/1/2019 - 3/31/2020	10.58	0.35	(0.89)	(0.54)	(0.35)	—	(0.35)	9.69	1.94%	1.65%		3.24%	(5.35%)	63,134	98%
4/1/2018 - 3/31/2019	10.69	0.39	(0.11)	0.28	(0.39)	—	(0.39)	10.58	1.98%	1.65%		3.73%	2.73%	58,634	99%
4/1/2017 - 3/31/2018	10.66	0.32	0.02	0.34	(0.31)	—	(0.31)	10.69	1.98%	1.65%		3.00%	3.25%	57,389	94%
4/1/2016 - 3/31/2017	10.07	0.31	0.59	0.90	(0.31)	—	(0.31)	10.66	2.00%	1.76%		2.97%	9.03%	50,016	116%
Class I
4/1/2021 - 9/30/2021 (6)	$11.45	$0.19	$0.14	$0.33	($0.18)	$—	($0.18)	$11.60	0.81%	0.65%		3.19%	2.92%	$33,307	27%
4/1/2020 - 3/31/2021	9.66	0.42	1.80	2.22	(0.43)	—	(0.43)	11.45	0.84%	0.65%		3.87%	23.23%	13,842	86%
4/1/2019 - 3/31/2020	10.54	0.46	(0.88)	(0.42)	(0.46)	—	(0.46)	9.66	0.83%	0.65%		4.24%	(4.32%)	16,622	98%
4/1/2018 - 3/31/2019	10.65	0.50	(0.11)	0.39	(0.50)	—	(0.50)	10.54	0.83%	0.65%		4.73%	3.77%	5,750	99%
4/1/2017 - 3/31/2018	10.62	0.43	0.02	0.45	(0.42)	—	(0.42)	10.65	0.83%	0.65%		4.00%	4.28%	3,882	94%
4/1/2016 - 3/31/2017	10.03	0.42	0.59	1.01	(0.42)	—	(0.42)	10.62	0.85%	0.71%		4.01%	10.20%	2,446	116%

Advisor Class
4/1/2021 - 9/30/2021 (6)	$11.52	$0.18	$0.15	$0.33	($0.18)	$—	($0.18)	$11.67	0.81%	0.70%		3.14%	2.88%	$1,118,358	27%
4/1/2020 - 3/31/2021	9.72	0.43	1.79	2.22	(0.42)	—	(0.42)	11.52	0.83%	0.70%		3.82%	23.12%	832,054	86%
4/1/2019 - 3/31/2020	10.60	0.45	(0.87)	(0.42)	(0.46)	—	(0.46)	9.72	0.94%	0.70%		4.19%	(4.34%)	491,221	98%
4/1/2018 - 3/31/2019	10.71	0.49	(0.11)	0.38	(0.49)	—	(0.49)	10.60	0.98%	0.70%		4.68%	3.70%	456,428	99%
4/1/2017 - 3/31/2018	10.68	0.43	0.02	0.45	(0.42)	—	(0.42)	10.71	0.98%	0.70%		3.95%	4.21%	405,200	94%
4/1/2016 - 3/31/2017	10.09	0.42	0.58	1.00	(0.41)	—	(0.41)	10.68	1.00%	0.77%		3.96%	10.09%	217,482	116%
Pacific Funds Floating Rate Income

Class A
4/1/2021 - 9/30/2021 (6)	$9.72	$0.18	$0.05	$0.23	($0.18)	$—	($0.18)	$9.77	1.13%	1.00	%(8)	3.65%	2.35%	$229,348	55%
4/1/2020 - 3/31/2021	8.80	0.34	0.92	1.26	(0.34)	—	(0.34)	9.72	1.17%	1.02%		3.63%	14.52%	170,353	116%
4/1/2019 - 3/31/2020	9.88	0.46	(1.08)	(0.62)	(0.46)	—	(0.46)	8.80	1.27%	1.02%		4.64%	(6.69%)	162,511	116%
4/1/2018 - 3/31/2019	10.12	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.88	1.29%	1.01%		4.92%	2.57%	202,929	122%
4/1/2017 - 3/31/2018	10.15	0.42	(0.04)	0.38	(0.41)	—	(0.41)	10.12	1.28%	1.01%		4.11%	3.85%	209,034	158%
4/1/2016 - 3/31/2017	9.76	0.42	0.38	0.80	(0.41)	—	(0.41)	10.15	1.30%	1.09%		4.21%	8.32%	207,238	168%
Class C
4/1/2021 - 9/30/2021 (6)	$9.71	$0.14	$0.05	$0.19	($0.14)	$—	($0.14)	$9.76	1.88%	1.70	%(8)	2.95%	1.99%	$91,063	55%
4/1/2020 - 3/31/2021	8.79	0.28	0.92	1.20	(0.28)	—	(0.28)	9.71	1.92%	1.72%		2.93%	13.74%	87,940	116%
4/1/2019 - 3/31/2020	9.86	0.39	(1.08)	(0.69)	(0.38)	—	(0.38)	8.79	2.03%	1.72%		3.94%	(7.31%)	102,846	116%
4/1/2018 - 3/31/2019	10.10	0.42	(0.24)	0.18	(0.42)	—	(0.42)	9.86	2.04%	1.71%		4.22%	1.86%	197,081	122%
4/1/2017 - 3/31/2018	10.13	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.10	2.03%	1.71%		3.41%	3.14%	191,239	158%
4/1/2016 - 3/31/2017	9.74	0.35	0.37	0.72	(0.33)	—	(0.33)	10.13	2.05%	1.83%		3.47%	7.54%	180,612	168%

Class I
4/1/2021 - 9/30/2021 (6)	$9.73	$0.19	$0.06	$0.25	($0.19)	$—	($0.19)	$9.79	0.88%	0.70	%(8)	3.95%	2.50%	$1,360,948	55%
4/1/2020 - 3/31/2021	8.81	0.38	0.91	1.29	(0.37)	—	(0.37)	9.73	0.91%	0.72%		3.93%	14.87%	1,019,062	116%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.94%	(6.49%)	415,170	116%
4/1/2018 - 3/31/2019	10.14	0.52	(0.23)	0.29	(0.53)	—	(0.53)	9.90	0.90%	0.71%		5.22%	2.88%	497,335	122%
4/1/2017 - 3/31/2018	10.16	0.45	(0.03)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.71%		4.41%	4.25%	294,352	158%
4/1/2016 - 3/31/2017	9.77	0.45	0.38	0.83	(0.44)	—	(0.44)	10.16	0.89%	0.78%		4.52%	8.63%	249,811	168%
Class P
4/1/2021 - 9/30/2021 (6)	$9.73	$0.19	$0.05	$0.24	($0.19)	$—	($0.19)	$9.78	0.88%	0.70	%(8)	3.95%	2.49%	$9,555	55%
4/1/2020 - 3/31/2021	8.81	0.37	0.92	1.29	(0.37)	—	(0.37)	9.73	0.91%	0.72%		3.93%	14.85%	9,560	116%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.95%	(6.49%)	7,900	116%
4/1/2018 - 3/31/2019	10.14	0.53	(0.25)	0.28	(0.52)	—	(0.52)	9.90	0.89%	0.71%		5.22%	2.87%	32,176	122%
4/1/2017 - 3/31/2018	10.16	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.76%		4.36%	4.20%	64,557	158%
4/1/2016 - 3/31/2017	9.76	0.45	0.38	0.83	(0.43)	—	(0.43)	10.16	0.89%	0.87%		4.43%	8.56%	78,660	168%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Floating Rate Income (Continued)

Advisor Class
4/1/2021 - 9/30/2021 (6)	$9.75	$0.19		$0.06	$0.25	($0.19)	$—	($0.19)	$9.81	0.88%	0.75	%(8)	3.90%	2.48%	$1,003,472	55%
4/1/2020 - 3/31/2021	8.83	0.37		0.92	1.29	(0.37)	—	(0.37)	9.75	0.91%	0.77%		3.88%	14.78%	716,233	116%
4/1/2019 - 3/31/2020	9.92	0.48		(1.09)	(0.61)	(0.48)	—	(0.48)	8.83	1.03%	0.77%		4.89%	(6.52%)	506,347	116%
4/1/2018 - 3/31/2019	10.16	0.52		(0.24)	0.28	(0.52)	—	(0.52)	9.92	1.04%	0.76%		5.17%	2.83%	830,452	122%
4/1/2017 - 3/31/2018	10.18	0.44		(0.02)	0.42	(0.44)	—	(0.44)	10.16	1.03%	0.76%		4.36%	4.20%	715,700	158%
4/1/2016 - 3/31/2017	9.79	0.45		0.37	0.82	(0.43)	—	(0.43)	10.18	1.04%	0.83%		4.47%	8.56%	450,761	168%
Pacific Funds High Income

Class A
4/1/2021 - 9/30/2021 (6)	$10.34	$0.24		$0.10	$0.34	($0.24)	$—	($0.24)	$10.44	1.12%	0.95%		4.54%	3.30%	$7,752	23%
4/1/2020 - 3/31/2021	8.75	0.51		1.59	2.10	(0.51)	—	(0.51)	10.34	1.13%	0.95%		5.13%	24.45%	7,496	66%
4/1/2019 - 3/31/2020	10.07	0.52		(1.33)	(0.81)	(0.51)	—	(0.51)	8.75	1.24%	0.95%		5.11%	(8.61%)	7,227	63%
4/1/2018 - 3/31/2019	10.23	0.55		(0.16)	0.39	(0.55)	—	(0.55)	10.07	1.31%	0.95%		5.48%	3.97%	5,174	64%
4/1/2017 - 3/31/2018	10.29	0.50		(0.03)	0.47	(0.53)	—	(0.53)	10.23	1.46%	0.95%		4.82%	4.66%	5,463	72%
4/1/2016 - 3/31/2017	9.44	0.48		0.92	1.40	(0.55)	—	(0.55)	10.29	1.32%	1.03%		4.81%	15.16%	5,626	61%

Class C
4/1/2021 - 9/30/2021 (6)	$10.33	$0.20		$0.10	$0.30	($0.20)	$—	($0.20)	$10.43	1.87%	1.65%		3.84%	2.93%	$1,700	23%
4/1/2020 - 3/31/2021	8.74	0.44		1.59	2.03	(0.44)	—	(0.44)	10.33	1.88%	1.65%		4.43%	23.61%	1,937	66%
4/1/2019 - 3/31/2020	10.06	0.45		(1.33)	(0.88)	(0.44)	—	(0.44)	8.74	2.00%	1.65%		4.41%	(9.28%)	2,007	63%
4/1/2018 - 3/31/2019	10.21	0.48		(0.15)	0.33	(0.48)	—	(0.48)	10.06	2.06%	1.65%		4.78%	3.35%	3,726	64%
4/1/2017 - 3/31/2018	10.28	0.43		(0.04)	0.39	(0.46)	—	(0.46)	10.21	2.21%	1.65%		4.12%	3.84%	4,418	72%
4/1/2016 - 3/31/2017	9.43	0.41		0.92	1.33	(0.48)	—	(0.48)	10.28	2.07%	1.76%		4.07%	14.36%	4,802	61%
Class I
4/1/2021 - 9/30/2021 (6)	$10.24	$0.25		$0.09	$0.34	($0.25)	$—	($0.25)	$10.33	0.87%	0.70%		4.79%	3.35%	$93	23%
4/1/2020 - 3/31/2021	8.66	0.53		1.59	2.12	(0.54)	—	(0.54)	10.24	0.88%	0.70%		5.38%	24.76%	62	66%
4/1/2019 - 3/31/2020	9.98	0.54		(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%		5.36%	(8.36%)	54	63%
4/1/2018 - 3/31/2019	10.14	0.57		(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%		5.73%	4.27%	175	64%
4/1/2017 - 3/31/2018	10.21	0.52		(0.02)	0.50	(0.57)	—	(0.57)	10.14	1.07%	0.70%		5.07%	4.95%	211	72%
4/1/2016 - 3/31/2017	9.37	0.51		0.91	1.42	(0.58)	—	(0.58)	10.21	0.90%	0.73%		5.10%	15.52%	5,204	61%
Class P
4/1/2021 - 9/30/2021 (6)	$10.24	$0.25		$0.09	$0.34	($0.25)	$—	($0.25)	$10.33	0.87%	0.70%		4.79%	3.36%	$146,921	23%
4/1/2020 - 3/31/2021	8.66	0.53		1.59	2.12	(0.54)	—	(0.54)	10.24	0.88%	0.70%		5.38%	24.91%	146,345	66%
4/1/2019 - 3/31/2020	9.98	0.54		(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%		5.36%	(8.46%)	120,807	63%
4/1/2018 - 3/31/2019	10.14	0.57		(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%		5.73%	4.27%	113,317	64%
4/1/2017 - 3/31/2018	10.20	0.52		(0.02)	0.50	(0.56)	—	(0.56)	10.14	1.06%	0.73%		5.04%	4.92%	68,844	72%
4/1/2016 - 3/31/2017	9.36	0.49		0.93	1.42	(0.58)	—	(0.58)	10.20	0.95%	0.80%		5.04%	15.47%	10,554	61%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$10.36	$0.25		$0.10	$0.35	($0.25)	$—	($0.25)	$10.46	0.87%	0.70%		4.79%	3.42%	$10,941	23%
4/1/2020 - 3/31/2021	8.76	0.54		1.60	2.14	(0.54)	—	(0.54)	10.36	0.88%	0.70%		5.38%	24.86%	3,937	66%
4/1/2019 - 3/31/2020	10.08	0.54		(1.33)	(0.79)	(0.53)	—	(0.53)	8.76	1.00%	0.70%		5.36%	(8.38%)	3,329	63%
4/1/2018 - 3/31/2019	10.24	0.58		(0.17)	0.41	(0.57)	—	(0.57)	10.08	1.06%	0.70%		5.73%	4.23%	3,669	64%
4/1/2017 - 3/31/2018	10.30	0.53		(0.03)	0.50	(0.56)	—	(0.56)	10.24	1.21%	0.70%		5.07%	4.91%	2,503	72%
4/1/2016 - 3/31/2017	9.44	0.51		0.93	1.44	(0.58)	—	(0.58)	10.30	1.06%	0.77%		5.07%	15.58%	2,304	61%
Pacific Funds Small/Mid-Cap

Class A
4/1/2021 - 9/30/2021 (6)	$17.47	($0.04)		$0.18	$0.14	$—	$—	$—	$17.61	1.23%	1.20%		(0.46%)	0.80%	$22,730	15%
4/1/2020 - 3/31/2021	9.52	(0.04)		7.99	7.95	—	—	—	17.47	1.24%	1.20%		(0.33%)	83.51%	22,988	64%
4/1/2019 - 3/31/2020	13.02	(0.00	)(7)	(3.47)	(3.47)	(0.03)	—	(0.03)	9.52	1.37%	1.23%		(0.03%)	(26.71%)	14,379	36%
4/1/2018 - 3/31/2019	13.23	(0.02)		0.16	0.14	—	(0.35)	(0.35)	13.02	1.48%	1.30%		(0.11%)	1.19%	21,872	33%
4/1/2017 - 3/31/2018	11.93	(0.04)		1.35	1.31	—	(0.01)	(0.01)	13.23	1.51%	1.30%		(0.28%)	11.02%	21,131	23%
4/1/2016 - 3/31/2017	9.93	(0.02)		2.05	2.03	—	(0.03)	(0.03)	11.93	1.71%	1.30%		(0.19%)	20.44%	18,360	45%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small/Mid-Cap (Continued)

Class C
4/1/2021 - 9/30/2021 (6)	$16.83	($0.10)		$0.17	$0.07	$—		$—	$—	$16.90	1.98%	1.95%	(1.21%)	0.42%	$10,302	15%
4/1/2020 - 3/31/2021	9.24	(0.14)		7.73	7.59	—		—	—	16.83	1.99%	1.95%	(1.08%)	82.14%	10,990	64%
4/1/2019 - 3/31/2020	12.70	(0.10)		(3.36)	(3.46)	—		—	—	9.24	2.13%	1.98%	(0.78%)	(27.24%)	9,277	36%
4/1/2018 - 3/31/2019	13.01	(0.11)		0.15	0.04	—		(0.35)	(0.35)	12.70	2.23%	2.05%	(0.87%)	0.43%	16,875	33%
4/1/2017 - 3/31/2018	11.81	(0.13)		1.34	1.21	—		(0.01)	(0.01)	13.01	2.26%	2.05%	(1.03%)	10.28%	15,458	23%
4/1/2016 - 3/31/2017	9.91	(0.10)		2.03	1.93	—		(0.03)	(0.03)	11.81	2.46%	2.05%	(0.94%)	19.47%	7,383	45%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$17.57	($0.02)		$0.18	$0.16	$—		$—	$—	$17.73	0.98%	0.95%	(0.21%)	0.91%	$318,695	15%
4/1/2020 - 3/31/2021	9.58	(0.01)		8.05	8.04	(0.05)		—	(0.05)	17.57	1.00%	0.95%	(0.08%)	84.04%	312,981	64%
4/1/2019 - 3/31/2020	13.11	0.03		(3.50)	(3.47)	(0.06)		—	(0.06)	9.58	1.12%	0.98%	0.22%	(26.61%)	214,344	36%
4/1/2018 - 3/31/2019	13.28	0.02		0.16	0.18	(0.00	)(7)	(0.35)	(0.35)	13.11	1.23%	1.05%	0.13%	1.50%	328,171	33%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.35	1.35	—		(0.01)	(0.01)	13.28	1.26%	1.05%	(0.03%)	11.34%	176,897	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.46%	1.05%	0.06%	20.73%	70,260	45%

Class R6
4/1/2021 - 9/30/2021 (6)	$17.61	($0.01)		$0.18	$0.17	$—		$—	$—	$17.78	0.98%	0.85%	(0.11%)	0.97%	$1,477	15%
4/1/2020 - 3/31/2021	9.59	0.00	(7)	8.08	8.08	(0.06)		—	(0.06)	17.61	0.99%	0.86%	0.01%	84.32%	1,558	64%
4/1/2019 - 3/31/2020	13.12	0.04		(3.50)	(3.46)	(0.07)		—	(0.07)	9.59	1.01%	0.93%	0.27%	(26.57%)	4,802	36%
4/1/2018 - 3/31/2019	13.29	0.02		0.16	0.18	(0.00	)(7)	(0.35)	(0.35)	13.12	1.08%	1.00%	0.19%	1.52%	6,422	33%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.36	1.36	—		(0.01)	(0.01)	13.29	1.11%	1.00%	0.02%	11.43%	9,977	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.31%	1.00%	0.11%	20.78%	8,531	45%
Pacific Funds Small-Cap

Class A
4/1/2021 - 9/30/2021 (6)	$16.02	($0.04)		($0.03)	($0.07)	$—		$—	$—	$15.95	1.66%	1.20%	(0.43%)	(0.44%)	$2,283	25%
4/1/2020 - 3/31/2021	8.56	(0.05)		7.51	7.46	—		—	—	16.02	1.88%	1.20%	(0.40%)	87.15%	2,659	75%
4/1/2019 - 3/31/2020	12.12	(0.03)		(3.51)	(3.54)	(0.02)		—	(0.02)	8.56	1.73%	1.23%	(0.21%)	(29.27%)	3,343	42%
4/1/2018 - 3/31/2019	12.86	(0.03)		(0.06)	(0.09)	—		(0.65)	(0.65)	12.12	1.72%	1.30%	(0.21%)	(0.53%)	4,986	56%
4/1/2017 - 3/31/2018	11.77	(0.02)		1.33	1.31	(0.01)		(0.21)	(0.22)	12.86	1.89%	1.30%	(0.16%)	11.17%	2,367	62%
4/1/2016 - 3/31/2017	9.68	(0.00	)(7)	2.19	2.19	(0.10)		—	(0.10)	11.77	3.44%	1.30%	(0.04%)	22.70%	1,759	62%
Class C
4/1/2021 - 9/30/2021 (6)	$15.56	($0.09)		($0.03)	($0.12)	$—		$—	$—	$15.44	2.41%	1.95%	(1.18%)	(0.77%)	$725	25%
4/1/2020 - 3/31/2021	8.38	(0.13)		7.31	7.18	—		—	—	15.56	2.65%	1.95%	(1.15%)	85.68%	789	75%
4/1/2019 - 3/31/2020	11.94	(0.11)		(3.45)	(3.56)	—		—	—	8.38	2.48%	1.98%	(0.96%)	(29.82%)	538	42%
4/1/2018 - 3/31/2019	12.76	(0.12)		(0.05)	(0.17)	—		(0.65)	(0.65)	11.94	2.47%	2.05%	(0.96%)	(1.17%)	902	56%
4/1/2017 - 3/31/2018	11.76	(0.11)		1.32	1.21	—		(0.21)	(0.21)	12.76	2.64%	2.05%	(0.91%)	10.32%	797	62%
4/1/2016 - 3/31/2017	9.66	(0.09)		2.19	2.10	—		—	—	11.76	4.19%	2.05%	(0.79%)	21.74%	641	62%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$16.32	($0.02)		($0.02)	($0.04)	$—		$—	$—	$16.28	1.40%	0.95%	(0.18%)	(0.24%)	$20,742	25%
4/1/2020 - 3/31/2021	8.71	(0.02)		7.64	7.62	(0.01)		—	(0.01)	16.32	1.65%	0.95%	(0.15%)	87.51%	11,402	75%
4/1/2019 - 3/31/2020	12.32	0.00	(7)	(3.57)	(3.57)	(0.04)		—	(0.04)	8.71	1.48%	0.98%	0.04%	(29.07%)	7,897	42%
4/1/2018 - 3/31/2019	13.04	0.01		(0.07)	(0.06)	(0.01)		(0.65)	(0.66)	12.32	1.47%	1.05%	0.04%	(0.26%)	13,220	56%
4/1/2017 - 3/31/2018	11.90	0.01		1.35	1.36	(0.01)		(0.21)	(0.22)	13.04	1.64%	1.05%	0.09%	11.45%	14,767	62%
4/1/2016 - 3/31/2017	9.68	0.02		2.21	2.23	(0.01)		—	(0.01)	11.90	3.19%	1.05%	0.21%	23.03%	8,265	62%

Class R6
4/1/2021 - 9/30/2021 (6)	$14.98	($0.01)		($0.03)	($0.04)	$—		$—	$—	$14.94	1.41%	0.85%	(0.08%)	(0.27%)	$1,733	25%
4/1/2020 - 3/31/2021	7.97	(0.01)		7.02	7.01	—		—	—	14.98	1.64%	0.86%	(0.06%)	87.72%	1,752	75%
4/1/2019 - 3/31/2020	11.29	0.01		(3.28)	(3.27)	(0.05)		—	(0.05)	7.97	1.37%	0.93%	0.09%	(29.05%)	731	42%
4/1/2018 - 3/31/2019	12.00	0.01		(0.06)	(0.05)	(0.01)		(0.65)	(0.66)	11.29	1.32%	1.00%	0.09%	(0.18%)	658	56%
4/1/2017 - 3/31/2018	10.95	0.02		1.24	1.26	—		(0.21)	(0.21)	12.00	1.49%	1.00%	0.14%	11.54%	457	62%
4/1/2016 - 3/31/2017	9.67	0.03		2.17	2.20	(0.92)		—	(0.92)	10.95	3.04%	1.00%	0.26%	23.03%	140	62%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap Value

Class A
4/1/2021 - 9/30/2021 (6)	$11.53	$0.00 (7)	$0.37	$0.37	$—	$—	$—	$11.90	1.67%	1.20%	0.01%	3.21%	$2,441	22%
4/1/2020 - 3/31/2021	6.15	0.02	5.41	5.43	(0.05)	—	(0.05)	11.53	1.85%	1.20%	0.23%	88.38%	2,206	87%
4/1/2019 - 3/31/2020	9.10	0.04	(2.92)	(2.88)	(0.07)	—	(0.07)	6.15	1.72%	1.22%	0.41%	(31.93%)	1,023	45%
4/1/2018 - 3/31/2019	11.17	0.03	(0.49)	(0.46)	(0.03)	(1.58)	(1.61)	9.10	1.67%	1.30%	0.30%	(3.68%)	1,298	51%
4/1/2017 - 3/31/2018	11.52	0.02	0.62	0.64	(0.03)	(0.96)	(0.99)	11.17	1.65%	1.30%	0.14%	5.41%	1,105	47%
4/1/2016 - 3/31/2017	9.47	0.03	2.13	2.16	(0.06)	(0.05)	(0.11)	11.52	1.90%	1.30%	0.23%	22.65%	743	76%

Class C
4/1/2021 - 9/30/2021 (6)	$11.30	($0.04)	$0.36	$0.32	$—	$—	$—	$11.62	2.42%	1.95%	(0.74%)	2.83%	$763	22%
4/1/2020 - 3/31/2021	6.04	(0.04)	5.30	5.26	—	—	—	11.30	2.62%	1.95%	(0.52%)	87.09%	801	87%
4/1/2019 - 3/31/2020	8.94	(0.03)	(2.87)	(2.90)	—	—	—	6.04	2.47%	1.97%	(0.35%)	(32.44%)	644	45%
4/1/2018 - 3/31/2019	11.06	(0.05)	(0.49)	(0.54)	—	(1.58)	(1.58)	8.94	2.42%	2.05%	(0.45%)	(4.47%)	1,287	51%
4/1/2017 - 3/31/2018	11.46	(0.07)	0.63	0.56	—	(0.96)	(0.96)	11.06	2.40%	2.05%	(0.61%)	4.72%	1,568	47%
4/1/2016 - 3/31/2017	9.46	(0.06)	2.12	2.06	(0.01)	(0.05)	(0.06)	11.46	2.65%	2.05%	(0.52%)	21.81%	1,105	76%
Advisor Class
4/1/2021 - 9/30/2021 (6)	$11.63	$0.02	$0.36	$0.38	$—	$—	$—	$12.01	1.42%	0.95%	0.26%	3.27%	$14,290	22%
4/1/2020 - 3/31/2021	6.19	0.04	5.47	5.51	(0.07)	—	(0.07)	11.63	1.61%	0.95%	0.48%	89.25%	13,750	87%
4/1/2019 - 3/31/2020	9.16	0.06	(2.94)	(2.88)	(0.09)	—	(0.09)	6.19	1.47%	0.97%	0.66%	(31.79%)	10,018	45%
4/1/2018 - 3/31/2019	11.24	0.06	(0.51)	(0.45)	(0.05)	(1.58)	(1.63)	9.16	1.42%	1.05%	0.55%	(3.51%)	11,664	51%
4/1/2017 - 3/31/2018	11.59	0.05	0.63	0.68	(0.07)	(0.96)	(1.03)	11.24	1.40%	1.05%	0.39%	5.70%	15,511	47%
4/1/2016 - 3/31/2017	9.48	0.05	2.15	2.20	(0.04)	(0.05)	(0.09)	11.59	1.65%	1.05%	0.48%	23.02%	20,617	76%
Class R6
4/1/2021 - 9/30/2021 (6)	$11.55	$0.02	$0.36	$0.38	$—	$—	$—	$11.93	1.42%	0.85%	0.36%	3.29%	$1,133	22%
4/1/2020 - 3/31/2021	6.17	0.05	5.42	5.47	(0.09)	—	(0.09)	11.55	1.61%	0.86%	0.57%	88.95%	1,160	87%
4/1/2019 - 3/31/2020	9.12	0.07	(2.92)	(2.85)	(0.10)	—	(0.10)	6.17	1.36%	0.92%	0.70%	(31.67%)	2,314	45%
4/1/2018 - 3/31/2019	11.21	0.07	(0.52)	(0.45)	(0.06)	(1.58)	(1.64)	9.12	1.27%	1.00%	0.60%	(3.52%)	3,134	51%
4/1/2017 - 3/31/2018	11.55	0.05	0.64	0.69	(0.07)	(0.96)	(1.03)	11.21	1.25%	1.00%	0.44%	5.78%	9,657	47%
4/1/2016 - 3/31/2017	9.47	0.06	2.13	2.19	(0.06)	(0.05)	(0.11)	11.55	1.50%	1.00%	0.53%	23.02%	9,655	76%
PF Inflation Managed Fund
Class P
4/1/2021 - 9/30/2021 (6)	$9.88	$0.36	$0.13	$0.49	$—	$—	$—	$10.37	0.75%	0.56%	7.00%	4.85%	$33,150	24%
4/1/2020 - 3/31/2021	9.12	0.14	0.79	0.93	(0.17)	—	(0.17)	9.88	0.85%	0.61%	1.41%	10.19%	32,982	199%
4/1/2019 - 3/31/2020	8.81	0.25	0.18	0.43	(0.12)	—	(0.12)	9.12	1.25%	1.08%	2.76%	4.94%	20,950	249%
4/1/2018 - 3/31/2019	8.88	0.16	0.05	0.21	(0.28)	—	(0.28)	8.81	1.15%	1.07%	1.86%	2.50%	40,949	126%
4/1/2017 - 3/31/2018	8.92	0.27	(0.19)	0.08	(0.12)	—	(0.12)	8.88	1.06%	0.94%	3.08%	0.87%	75,772	108%
4/1/2016 - 3/31/2017	8.73	0.29	(0.10)	0.19	—	—	—	8.92	0.98%	0.80%	3.35%	2.18%	13,130	194%
PF Managed Bond Fund
Class P
4/1/2021 - 9/30/2021 (6)	$10.91	$0.09	$0.20	$0.29	$—	$—	$—	$11.20	0.65%	0.54%	1.53%	2.66%	$561,953	84%
4/1/2020 - 3/31/2021	11.03	0.20	0.34	0.54	(0.16)	(0.50)	(0.66)	10.91	0.66%	0.55%	1.76%	4.69%	562,319	492%
4/1/2019 - 3/31/2020	10.56	0.32	0.41	0.73	(0.14)	(0.12)	(0.26)	11.03	0.82%	0.73%	2.93%	6.89%	386,833	512%
4/1/2018 - 3/31/2019	10.58	0.31	0.03	0.34	(0.36)	—	(0.36)	10.56	0.72%	0.63%	3.02%	3.43%	497,359	520%
4/1/2017 - 3/31/2018	10.67	0.29	0.05	0.34	(0.42)	(0.01)	(0.43)	10.58	0.64%	0.57%	2.63%	3.29%	598,676	364%
4/1/2016 - 3/31/2017	10.57	0.26	0.10	0.36	(0.15)	(0.11)	(0.26)	10.67	0.64%	0.56%	2.39%	3.42%	742,216	372%
PF Short Duration Bond Fund
Class P
4/1/2021 - 9/30/2021 (6)	$10.14	$0.06	($0.03)	$0.03	$—	$—	$—	$10.17	0.67%	0.55%	1.24%	0.30%	$95,604	37%
4/1/2020 - 3/31/2021	9.77	0.16	0.47	0.63	(0.26)	—	(0.26)	10.14	0.66%	0.55%	1.61%	6.47%	97,529	98%
4/1/2019 - 3/31/2020	9.93	0.24	(0.14)	0.10	(0.26)	—	(0.26)	9.77	0.65%	0.55%	2.38%	0.97%	122,280	109%
4/1/2018 - 3/31/2019	9.79	0.23	0.07	0.30	(0.16)	—	(0.16)	9.93	0.64%	0.55%	2.34%	3.05%	155,358	164%
4/1/2017 - 3/31/2018	9.88	0.15	(0.09)	0.06	(0.15)	—	(0.15)	9.79	0.63%	0.55%	1.56%	0.65%	112,269	67%
4/1/2016 - 3/31/2017	9.84	0.12	0.01	0.13	(0.09)	—	(0.09)	9.88	0.68%	0.55%	1.16%	1.36%	167,639	233%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Emerging Markets Debt Fund
Class P
4/1/2021 - 9/30/2021 (6)	$8.25	$0.20	$0.10	$0.30	$—		$—	$—	$8.55	1.15%	0.92%	4.52%	3.64%	$61,845	18%
4/1/2020 - 3/31/2021	7.18	0.34	1.16	1.50	(0.43)		—	(0.43)	8.25	1.18%	0.92%	4.09%	20.47%	61,478	89%
4/1/2019 - 3/31/2020	9.17	0.51	(2.02)	(1.51)	(0.48)		—	(0.48)	7.18	1.14%	0.92%	5.64%	(17.58%)	87,623	73%
4/1/2018 - 3/31/2019	9.37	0.47	(0.54)	(0.07)	(0.13)		—	(0.13)	9.17	1.09%	0.93%	5.37%	(0.61%)	71,599	60%
4/1/2017 - 3/31/2018	9.39	0.51	0.30	0.81	(0.83)		—	(0.83)	9.37	1.11%	0.94%	5.28%	8.76%	85,758	68%
4/1/2016 - 3/31/2017	9.14	0.72	0.58	1.30	(1.05)		—	(1.05)	9.39	1.10%	0.94%	7.58%	14.88%	42,614	75%
PF Growth Fund
Class P
4/1/2021 - 9/30/2021 (6)	$30.54	($0.05)	$4.29	$4.24	$—		$—	$—	$34.78	0.77%	0.70%	(0.31%)	13.88%	$186,321	5%
4/1/2020 - 3/31/2021	27.10	(0.08)	13.51	13.43	—		(9.99)	(9.99)	30.54	0.78%	0.70%	(0.24%)	50.42%	179,183	32%
4/1/2019 - 3/31/2020	27.18	(0.02)	0.93	0.91	(0.00	)(7)	(0.99)	(0.99)	27.10	0.77%	0.70%	(0.06%)	3.04%	163,575	20%
4/1/2018 - 3/31/2019	25.38	0.00 (7)	3.62	3.62	(0.01)		(1.81)	(1.82)	27.18	0.77%	0.70%	0.01%	14.99%	186,331	28%
4/1/2017 - 3/31/2018	20.94	0.04	5.33	5.37	(0.04)		(0.89)	(0.93)	25.38	0.76%	0.70%	0.16%	25.93%	206,732	34%
4/1/2016 - 3/31/2017	18.82	0.02	2.61	2.63	(0.02)		(0.49)	(0.51)	20.94	0.77%	0.70%	0.12%	14.25%	135,132	43%
PF Large-Cap Value Fund
Class P
4/1/2021 - 9/30/2021 (6)	$12.31	$0.06	$0.77	$0.83	$—		$—	$—	$13.14	0.87%	0.80%	0.84%	6.74%	$173,147	4%
4/1/2020 - 3/31/2021	9.66	0.14	4.72	4.86	(0.17)		(2.04)	(2.21)	12.31	0.88%	0.80%	1.25%	52.63%	171,537	29%
4/1/2019 - 3/31/2020	11.95	0.20	(1.62)	(1.42)	(0.17)		(0.70)	(0.87)	9.66	0.87%	0.80%	1.59%	(13.51%)	160,365	28%
4/1/2018 - 3/31/2019	17.14	0.24	0.46	0.70	(0.17)		(5.72)	(5.89)	11.95	0.86%	0.80%	1.55%	5.49%	171,046	43%
4/1/2017 - 3/31/2018	16.60	0.22	0.79	1.01	(0.23)		(0.24)	(0.47)	17.14	0.86%	0.80%	1.27%	6.01%	154,943	7%
4/1/2016 - 3/31/2017	14.78	0.22	2.11	2.33	(0.20)		(0.31)	(0.51)	16.60	0.86%	0.80%	1.40%	15.88%	433,551	21%
PF Small-Cap Growth Fund
Class P
4/1/2021 - 9/30/2021 (6)	$21.69	($0.04)	$1.46	$1.42	$—		$—	$—	$23.11	0.86%	0.75%	(0.36%)	6.41%	$65,369	36%
4/1/2020 - 3/31/2021	14.19	(0.06)	12.31	12.25	(0.01)		(4.74)	(4.75)	21.69	0.91%	0.75%	(0.27%)	89.21%	63,555	139%
4/1/2019 - 3/31/2020	18.43	(0.11)	(2.31)	(2.42)	—		(1.82)	(1.82)	14.19	0.97%	0.75%	(0.60%)	(14.67%)	17,691	126%
4/1/2018 - 3/31/2019	14.84	(0.09)	3.80	3.71	—		(0.12)	(0.12)	18.43	0.87%	0.75%	(0.55%)	25.05%	15,687	127%
4/1/2017 - 3/31/2018	11.50	(0.06)	3.40	3.34	—		—	—	14.84	0.90%	0.75%	(0.45%)	29.04%	9,463	86%
4/1/2016 - 3/31/2017	9.80	(0.04)	1.74	1.70	—		—	—	11.50	0.90%	0.75%	(0.40%)	17.35%	8,805	123%
PF Small-Cap Value Fund
Class P
4/1/2021 - 9/30/2021 (6)	$10.83	$0.02	$0.27	$0.29	$—		$—	$—	$11.12	0.98%	0.90%	0.38%	2.68%	$116,951	23%
4/1/2020 - 3/31/2021	5.17	0.05	5.64	5.69	(0.03)		—	(0.03)	10.83	1.00%	0.90%	0.60%	110.27%	116,909	99%
4/1/2019 - 3/31/2020	8.21	0.04	(2.39)	(2.35)	(0.05)		(0.64)	(0.69)	5.17	1.00%	0.90%	0.53%	(31.62%)	28,016	36%
4/1/2018 - 3/31/2019	11.22	0.04	(0.56)	(0.52)	(0.03)		(2.46)	(2.49)	8.21	0.97%	0.90%	0.35%	(4.23%)	70,618	56%
4/1/2017 - 3/31/2018	12.09	0.02	0.79	0.81	(0.02)		(1.66)	(1.68)	11.22	0.97%	0.90%	0.17%	6.54%	81,515	30%
4/1/2016 - 3/31/2017	10.14	0.01	2.44	2.45	(0.07)		(0.43)	(0.50)	12.09	0.98%	0.90%	0.12%	23.99%	118,590	49%
PF Emerging Markets Fund
Class P
4/1/2021 - 9/30/2021 (6)	$14.88	$0.17	($1.04)	($0.87)	$—		$—	$—	$14.01	1.14%	0.95%	2.32%	(5.85%)	$131,138	23%
4/1/2020 - 3/31/2021	9.80	0.05	5.43	5.48	(0.01)		(0.39)	(0.40)	14.88	1.16%	0.95%	0.37%	56.13%	141,783	40%
4/1/2019 - 3/31/2020	14.71	0.13	(1.50)	(1.37)	(0.19)		(3.35)	(3.54)	9.80	1.29%	0.95%	0.90%	(14.07%)	97,618	65%
4/1/2018 - 3/31/2019	17.30	0.13	(0.95)	(0.82)	(0.09)		(1.68)	(1.77)	14.71	1.16%	0.95%	0.84%	(3.61%)	133,887	46%
4/1/2017 - 3/31/2018	13.81	0.10	3.49	3.59	(0.10)		—	(0.10)	17.30	1.20%	0.95%	0.63%	25.93%	178,391	34%
4/1/2016 - 3/31/2017	12.09	0.08	1.71	1.79	(0.07)		—	(0.07)	13.81	1.20%	0.95%	0.64%	14.83%	200,620	69%

See Notes to Financial Statements	See explanation of references on B-29

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF International Large-Cap Fund
Class P
4/1/2021 - 9/30/2021 (6)	$11.53	$0.09	$0.66	$0.75	$—		$—	$—	$12.28	1.26%	0.97%	1.37%	6.50%	$50,132	4%
4/1/2020 - 3/31/2021	9.05	0.12	3.54	3.66	(0.07)		(1.11)	(1.18)	11.53	1.30%	0.99%	1.06%	40.85%	48,891	20%
4/1/2019 - 3/31/2020	11.63	0.17	(0.87)	(0.70)	(0.15)		(1.73)	(1.88)	9.05	1.32%	1.00%	1.46%	(8.84%)	41,818	22%
4/1/2018 - 3/31/2019	20.85	0.41	(1.09)	(0.68)	(0.24)		(8.30)	(8.54)	11.63	1.19%	1.00%	2.32%	0.62%	58,152	41%
4/1/2017 - 3/31/2018	18.19	0.26	2.74	3.00	(0.34)		—	(0.34)	20.85	1.14%	1.00%	1.28%	16.54%	125,384	10%
4/1/2016 - 3/31/2017	16.69	0.25	1.58	1.83	(0.33)		—	(0.33)	18.19	1.13%	1.00%	1.46%	11.17%	176,670	16%
PF International Small-Cap Fund
Class P
4/1/2021 - 9/30/2021 (6)	$11.64	$0.12	$0.57	$0.69	$—		$—	$—	$12.33	1.27%	1.10%	1.86%	5.93%	$37,347	18%
4/1/2020 - 3/31/2021	6.98	0.13	4.74	4.87	(0.21)		—	(0.21)	11.64	1.34%	1.10%	1.32%	69.98%	36,908	39%
4/1/2019 - 3/31/2020	9.59	0.20	(2.23)	(2.03)	(0.58)		—	(0.58)	6.98	1.43%	1.10%	2.16%	(22.94%)	26,982	90%
4/1/2018 - 3/31/2019	11.24	0.17	(1.58)	(1.41)	(0.05)		(0.19)	(0.24)	9.59	1.18%	1.10%	1.61%	(12.54%)	31,934	50%
4/1/2017 - 3/31/2018	10.50	0.19	1.79	1.98	(0.29)		(0.95)	(1.24)	11.24	1.16%	1.10%	1.63%	19.24%	89,816	52%
4/1/2016 - 3/31/2017	10.27	0.21	1.10	1.31	(0.41)		(0.67)	(1.08)	10.50	1.18%	1.09%	2.07%	13.85%	42,798	53%
PF International Value Fund
Class P
4/1/2021 - 9/30/2021 (6)	$8.05	$0.14	$0.35	$0.49	$—		$—	$—	$8.54	1.17%	0.80%	3.32%	6.09%	$35,433	11%
4/1/2020 - 3/31/2021	5.14	0.11	2.97	3.08	(0.17)		—	(0.17)	8.05	1.21%	0.80%	1.74%	60.38%	34,430	35%
4/1/2019 - 3/31/2020	7.51	0.25	(2.32)	(2.07)	(0.23)		(0.07)	(0.30)	5.14	1.11%	0.80%	3.32%	(28.94%)	34,971	33%
4/1/2018 - 3/31/2019	10.17	0.28	(1.20)	(0.92)	(0.34)		(1.40)	(1.74)	7.51	0.98%	0.80%	2.99%	(8.51%)	64,956	54%
4/1/2017 - 3/31/2018	9.31	0.30	0.99	1.29	(0.43)		—	(0.43)	10.17	0.92%	0.80%	2.95%	14.01%	143,626	111%
4/1/2016 - 3/31/2017	8.35	0.21	1.03	1.24	(0.28)		—	(0.28)	9.31	0.90%	0.80%	2.43%	15.15%	174,630	67%

PF Multi-Asset Fund
Class P
4/1/2021 - 9/30/2021 (6)	$12.93	$0.03	$0.95	$0.98	$—		$—	$—	$13.91	0.56%	0.51%	0.41%	7.58%	$1,123,037	18%
4/1/2020 - 3/31/2021	8.23	0.11	5.18	5.29	(0.15)		(0.44)	(0.59)	12.93	0.57%	0.51%	1.02%	64.91%	1,103,610	53%
4/1/2019 - 3/31/2020	9.81	0.22	(1.54)	(1.32)	(0.26)		—	(0.26)	8.23	0.56%	0.51%	2.17%	(14.09%)	884,916	57%
4/1/2018 - 3/31/2019	9.42	0.21	0.31	0.52	(0.13)		—	(0.13)	9.81	0.56%	0.51%	2.21%	5.72%	1,136,414	75%
1/31/2018 - 3/31/2018	10.00	0.03	(0.61)	(0.58)	—		—	—	9.42	0.59%	0.51%	1.68%	(5.80%)	733,300	37%
PF Real Estate Fund
Class P
4/1/2021 - 9/30/2021 (6)	$13.60	$0.11	$1.80	$1.91	$—		$—	$—	$15.51	1.20%	0.90%	1.44%	14.04%	$26,856	14%
4/1/2020 - 3/31/2021	10.30	0.17	3.33	3.50	(0.20	)(9)	—	(0.20)	13.60	1.16%	0.90%	1.44%	34.16%	25,731	38%
4/1/2019 - 3/31/2020	12.26	0.19	(1.74)	(1.55)	(0.25)		(0.16)	(0.41)	10.30	1.13%	0.90%	1.46%	(13.44%)	43,532	48%
4/1/2018 - 3/31/2019	11.86	0.28	1.75	2.03	(0.21)		(1.42)	(1.63)	12.26	1.12%	0.98%	2.31%	18.20%	81,713	104%
4/1/2017 - 3/31/2018	14.94	0.30	(0.75)	(0.45)	(0.22)		(2.41)	(2.63)	11.86	1.13%	1.05%	2.12%	(4.15%)	41,519	47%
4/1/2016 - 3/31/2017	15.99	0.16	(0.18)	(0.02)	(0.39)		(0.64)	(1.03)	14.94	1.12%	1.05%	1.01%	(0.14%)	39,038	27%

(1)	For share classes that commenced operations after April 1, 2016, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for all the Portfolio Optimization Funds do not include fees and expenses of the Funds in which they invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited.
(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2021 are as follows:

Fund	Class A	Class C	Class I	Class P	Advisor Class
Pacific Funds Floating Rate Income	0.98%	1.68%	0.68%	0.68%	0.73%

(9)	Includes $0.09 per share return of capital distribution.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2021, the Trust was comprised of the following twenty-nine separate funds (each individually a “Fund”, and collectively the “Funds”):

Pacific FundsSM Portfolio Optimization Conservative (1)	Pacific FundsSM High Income (2)	PF Large-Cap Value Fund (4)

Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)	Pacific FundsSM ESG Core Bond (2)	PF Small-Cap Growth Fund (4)

Pacific FundsSM Portfolio Optimization Moderate (1)	Pacific FundsSM Small/Mid-Cap (3)	PF Small-Cap Value Fund (4)

Pacific FundsSM Portfolio Optimization Growth (1)	Pacific FundsSM Small-Cap (3)	PF Emerging Markets Fund (4)

Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)	Pacific FundsSM Small-Cap Value (3)	PF International Large-Cap Fund (4) (PF International Growth Fund effective November 1, 2021)

Pacific FundsSM Ultra Short Income (2)	PF Inflation Managed Fund (4)	PF International Small-Cap Fund (4)

Pacific FundsSM Short Duration Income (2)	PF Managed Bond Fund (4)	PF International Value Fund (4)

Pacific FundsSM Core Income (2)	PF Short Duration Bond Fund (4)	PF Multi-Asset Fund (4)

Pacific FundsSM Strategic Income (2)	PF Emerging Markets Debt Fund (4)	PF Real Estate Fund (4)

Pacific FundsSM Floating Rate Income (2)	PF Growth Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”
(2)	These Funds are collectively known as the “PF Fixed Income Funds”
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”
(4)	These Funds are collectively known as the “PF Underlying Funds”

The Portfolio Optimization Funds offer Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares, except Pacific Funds Ultra Short Income and Pacific Funds ESG Core Bond which offer Class I and Advisor Class shares only. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Advisor Class and Class R6 shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF Underlying Funds offer Class P shares only, which are sold at net asset value. Presently, only the Portfolio Optimization Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes.

The Portfolio Optimization Funds invest their assets in Class P shares of the PF Underlying Funds as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income and Pacific Funds High Income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

For the Portfolio Optimization Funds and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds (except Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income), dividends on net investment income, if any, are generally declared and paid monthly. For Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income, dividends, if any, are generally declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

Each PF Underlying Fund distributes all of its net investment income, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Each PF Underlying Fund may utilize the consent dividend provision of Section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the Fund.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal and printing. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) for the one week and two month U.S. dollar (“USD”) tenors as well as all non USD LIBOR tenors after December 31, 2021; and the planned discontinuation of the overnight and one, three, six and twelve month LIBOR tenors after June 30, 2023.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on these financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund of the Trust is divided into shares and one or more share classes. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs. The value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported, are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2021, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. Details of any unfunded loan commitments are disclosed in the Notes to Schedules of Investments.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

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An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

LIBOR Transition Risk

Certain investments in which a Fund invests may rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of USD LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable Funds in which a Portfolio Optimization Funds invests (PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income), in direct proportion to the allocation of assets among those Funds.

Allocations by the Portfolio Optimization Funds among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income.

The Portfolio Optimization Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Portfolio Optimization Funds invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value

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of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions.

These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit”, whose transition formally began on January 31, 2020 and was finalized on December 31, 2020. Following the transition period, there is likely to be considerable uncertainty as to the United Kingdom’s post-transition framework, and in particular as to the arrangements which will apply to the United Kingdom’s relationships with the EU and with other countries. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expulsed from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues are not known but could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, Secured Overnight Financing Rate, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting

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an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.

Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2021, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

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Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

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Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds are exposed to the same derivative risks as the applicable Funds in which a Portfolio Optimization Fund invests (PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income) in direct proportion to the allocation of assets among those Funds.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Multi-Asset Fund entered into futures contracts to gain or reduce exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date.

A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

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The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds purchased and sold/wrote options to obtain exposure to the price activity or volatility of an underlying security or index, to hedge downside risk, to manage duration and to generate income. Additionally, the PF Inflation Managed Fund used swaptions to achieve credit or interest rate exposure. The PF Managed Bond Fund used inflation floors, and the PF Inflation Managed Fund used inflation floors and caps, to manage inflation exposure.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds purchased and sold forward contracts to hedge currency exposure and manage duration. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to- market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, to manage duration and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use paired trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

credit default swap agreements outstanding as of September 30, 2021 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: the PF Managed Bond Fund purchased and sold credit protection through credit default swaps to manage credit exposure, allow portfolio managers to enter or exit credit positions in periods of low liquidity, or to gain exposure that may not be available in cash markets.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the following reasons: the PF Multi-Asset Fund entered into total return swaps to gain or reduce exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2021:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2021	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$389,959	$—	$—	$53,989	$335,970
PF Managed Bond	3,805,059	19,255	—	1,166,473	2,619,331
PF Short Duration Bond	39,516	—	—	—	39,516
PF Emerging Markets Debt	257,324	—	—	251,472	5,852
PF Multi-Asset	112,466,917	—	112,466,917	—	—

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2021	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($362,579)	($723)	$—	($3,343)	($358,513)
PF Managed Bond	(4,478,667)	(23,516)	—	(750,994)	(3,704,157)
PF Short Duration Bond	(8,665)	—	—	—	(8,665)
PF Emerging Markets Debt	(339,480)	—	—	(287,079)	(52,401)
PF Multi-Asset	(10,199,826)	—	(10,199,826)	—	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions

Change in net unrealized appreciation (depreciation) on futures contracts

Change in net unrealized appreciation (depreciation) on purchased options

Change in net unrealized appreciation (depreciation) on swaps

Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2021:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$32,749	$3,052	$—	$111,588	($81,891)
PF Managed Bond	4,354,303	684,319	—	1,022,482	2,647,502
PF Short Duration Bond	(21,889)	—	—	—	(21,889)
PF Emerging Markets Debt	(378,723)	—	—	(379,796)	1,073
PF Multi-Asset	129,080,598	—	129,080,598	—	—

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($126,997)	($1,181)	$—	($57,105)	($68,711)
PF Managed Bond	(1,312,633)	(151,627)	—	(184,933)	(976,073)
PF Short Duration Bond	(75,556)	—	—	—	(75,556)
PF Emerging Markets Debt	420,834	—	—	430,669	(9,835)
PF Multi-Asset	(45,578,571)	—	(45,578,571)	—	—

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2021:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	12	($3,406)	15	$81,155	18	($1,826)	39	($20,864)
PF Managed Bond	27	(982,143)	51	735,645	63	(81,127)	54	870,103
PF Short Duration Bond	4	35,256	—	—	—	—	—	—
PF Emerging Markets Debt	—	—	87	(248,888)	—	—	3	(37,401)
PF Multi-Asset	1	412,038	—	—	—	—	23	117,878,605

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2021.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2021:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Forward foreign currency contracts	$53,989		($3,343)		$—		$50,646		($3,343)		$3,343		$—		$—
Option contracts	37,028		(36,431)		—		597		(37,788)		36,431		—		(1,357)
Sale-buyback financing transactions	—		—		—		—		(5,949,081)		5,921,271		—		(27,810)

PF Managed Bond
Forward foreign currency contracts	1,127,116		(195,047)		(609,222)		322,847		(496,534)		195,047		9,929		(291,558)
Option contracts	31,687		(1,010)		(875)		29,802		(1,010)		1,010		—		—
Swap agreements	3,620		(3,620)		—		—		(84,615)		3,620		50,071		(30,924)

PF Emerging Markets Debt
Forward foreign currency contracts	251,472		(204,169)		—		47,303		(287,079)		204,169		—		(82,910)

PF Multi-Asset
Swap agreements	111,230,802		(9,313,746)		(101,917,056)		—		(10,199,826)		9,313,746		—		(886,080)

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund, exceeded the value of the repurchase agreements as of September 30, 2021.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain Funds presented in these financial statements. PLFA manages the Portfolio Optimization Funds and a portion of the PF Multi-Asset Fund directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2021, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, the advisory fee waiver rate and the sub-adviser of each Fund (if applicable), are as follows:

Fund	Advisory Fee Rate	Advisory Fee Waiver through July 31, 2022	Sub-Adviser(s)
Pacific Funds Portfolio Optimization Conservative Pacific Funds Portfolio Optimization Moderate-Conservative Pacific Funds Portfolio Optimization Moderate Pacific Funds Portfolio Optimization Growth Pacific Funds Portfolio Optimization Aggressive-Growth	0.20%	0.025% for assets above $2 billion to $3 billion 0.050% on next $2 billion 0.075% on next $2.5 billion 0.100% on excess
Pacific Funds Ultra Short Income	0.25%		Pacific Asset Management LLC
Pacific Funds Short Duration Income	0.40%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Core Income	0.50%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Strategic Income Pacific Funds High Income	0.60%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Floating Rate Income	0.65%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds ESG Core Bond	0.38%		Pacific Asset Management LLC
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	0.75%		Rothschild & Co Asset Management US Inc.
PF Inflation Managed Fund	0.40%		Pacific Investment Management Company LLC
PF Managed Bond Fund	0.40%	0.0075%	J.P. Morgan Investment Management Inc., Pacific Investment Management Company LLC, and Western Asset Management Company, LLC (co-sub-advisers)
PF Short Duration Bond Fund	0.40%		T. Rowe Price Associates, Inc.
PF Emerging Markets Debt Fund	0.785%	0.02% (0.05% effective November 1, 2021)	Ashmore Investment Management Limited (Principal Global Investors, LLC effective November 1, 2021)
PF Growth Fund	0.55%		MFS Investment Management
PF Large-Cap Value Fund	0.65%		ClearBridge Investments, LLC
PF Small-Cap Growth Fund	0.60%		MFS Investment Management
PF Small-Cap Value Fund	0.75%		AllianceBernstein L.P.
PF Emerging Markets Fund	0.80%		Invesco Advisers, Inc.
PF International Large-Cap Fund	0.85%	0.03%	MFS Investment Management (Clearbridge Investments, LLC effective November 1, 2021)
PF International Small-Cap Fund	0.85%	0.015% effective November 1, 2021	Franklin Advisers, Inc. (formerly QS Investors, LLC) (Fidelity effective November 1, 2021)
PF International Value Fund	0.65%		Wellington Management Company LLP
PF Multi-Asset Fund	0.35%		Pacific Asset Management LLC (collateral portion only)
PF Real Estate Fund	0.90%	0.15%	Principal Real Estate Investors, LLC

Pursuant to the PF Administration Agreement with the Trust, the Administrator and PLFA perform, procure and/or oversee administrative services for each of the Funds. These services include, but are not limited to, procuring and overseeing transfer agency, dividend disbursement and sub-transfer agency services for the Trust, and any and all legal, compliance, and accounting support provided by Pacific Life and PLFA for the operations of the Trust and to permit the Trust to conduct business as described in its registration statement; and other services necessary for the administration of the Funds’ affairs.

Pacific Life receives an administration fee from each Fund based on an annual rate of 0.15% of average daily net assets of each Fund.

Pursuant to the Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups.

The Distributor receives distribution and service fees for Class C shares pursuant to a distribution and service plan as adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (the “Class C 12b-1 Plans”). The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (the “Class A Service Plan”). The Distributor receives distribution and/or service fees from each applicable Fund and share class, which are based on the following annual percentages of average daily net assets:

Plan	Distribution Fee Rate	Service Fee Rate
Class C 12b-1 Plan	0.75%	0.25%
Class A Service Plan		0.25%

There are no distribution and/or service fees for Class I, Class P, Advisor Class and Class R6 shares. The distribution and service fees are accrued daily. For the period ended September 30, 2021, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $2,582,684 from the sale of Class A shares and received $25,519 in CDSC from redemptions of Class A and Class C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES

The Investment Adviser, the Distributor, and Pacific Life are related parties. For the period ended September 30, 2021, the advisory fees earned by the Investment Adviser (including any advisory fee waiver), the administration fees earned by Pacific Life, and the distribution and/or service fees earned by the Distributor are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2021 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: the administration fee and expenses; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses.

These operating expenses do not include: advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business. The expense cap for the Class P shares of the PF Underlying Funds (except the PF Multi-Asset and PF International Small-Cap Funds) is 0.15% through July 31, 2022 and 0.30% thereafter through July 31, 2023. The expense cap for the PF Multi-Asset Fund is 0.16% through July 31, 2022. The expense cap for the PF International Small-Cap Fund is 0.25% through July 31, 2022. The expense caps for each Portfolio Optimization Fund, PF Fixed Income Fund and PF US Equity Fund per share class are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, C, and Advisor	0.15% through 7/31/2022 and 0.30% thereafter through 7/31/2023
Pacific Funds Ultra Short Income	I and Advisor	0.07% through 7/31/2022
Pacific Funds Short Duration Income	A, C, I, and Advisor	0.10% through 7/31/2022
Pacific Funds Core Income	A and C	0.10% through 7/31/2022
	I, Advisor, and P	0.05% through 7/31/2022
Pacific Funds Strategic Income	A and Advisor	0.10% through 7/31/2022
	C and I	0.05% through 7/31/2022
Pacific Funds Floating Rate Income	A and Advisor	0.10% through 7/31/2022
	C, I, and P	0.05% through 7/31/2022
Pacific Funds High Income	A, I, Advisor, and P	0.10% through 7/31/2022
	C	0.05% through 7/31/2022
Pacific Funds ESG Core Bond	I and Advisor	0.10% through 7/31/2022
Pacific Funds Small/Mid-Cap	A, C and Advisor	0.20% through 7/31/2022
Pacific Funds Small-Cap Pacific Funds Small-Cap Value	R6	0.10% through 7/31/2022

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended September 30, 2021 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2021 are presented in the Statements of Assets and Liabilities.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of September 30, 2021 that are subject to recoupment by PLFA from the Funds are as follows:

	Expiration Date
Fund	3/31/2022	3/31/2023	3/31/2024	3/31/2025
Pacific Funds Portfolio Optimization Conservative	$230,770	$197,838	$173,374	$86,295
Pacific Funds Portfolio Optimization Moderate-Conservative	305,325	249,902	209,189	95,868
Pacific Funds Portfolio Optimization Moderate	774,354	612,516	416,943	189,905
Pacific Funds Portfolio Optimization Growth	602,203	493,143	344,023	164,525
Pacific Funds Portfolio Optimization Aggressive-Growth	253,140	226,029	190,351	95,468
Pacific Funds Ultra Short Income		115,776	112,238	56,138
Pacific Funds Short Duration Income	1,385,844	2,174,161	1,444,108	720,929
Pacific Funds Core Income	1,843,904	2,204,086	1,935,705	950,915
Pacific Funds ESG Core Bond			36,149	50,784
Pacific Funds Strategic Income	1,612,421	1,718,677	1,086,189	695,705
Pacific Funds Floating Rate Income	4,391,138	3,637,709	2,383,395	1,638,326
Pacific Funds High Income	169,374	253,239	286,291	143,769
Pacific Funds Small/Mid-Cap	493,273	516,716	139,311	57,855
Pacific Funds Small-Cap	94,696	91,474	96,729	44,939
Pacific Funds Small-Cap Value	90,131	89,955	95,048	44,366
PF Inflation Managed	58,726	61,646	57,500	31,345
PF Managed Bond	443,715	472,703	547,131	291,183
PF Short Duration Bond	119,957	156,485	151,919	60,138
PF Emerging Markets Debt	124,856	133,378	168,623	68,043
PF Growth	112,913	136,249	148,484	68,400
PF Large-Cap Value	118,375	125,113	132,370	62,981
PF Small-Cap Growth	14,826	31,688	52,425	36,667
PF Small-Cap Value	53,658	60,545	64,489	48,739
PF Emerging Markets	310,434	309,200	261,447	132,140
PF International Large-Cap	124,692	163,188	134,071	68,723
PF International Small-Cap	60,110	79,456	78,680	32,504
PF International Value	154,717	170,154	142,097	66,118
PF Multi-Asset	609,033	588,849	666,818	296,730
PF Real Estate	30,395	69,513	47,068	21,316

Total	$14,582,980	$15,139,388	$11,602,165	$6,320,814

There was no recoupment of expense reimbursement by PLFA from any Funds for the period ended September 30, 2021.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2021, each of the Portfolio Optimization Funds (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income and/or Pacific Funds High Income. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2021 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2021	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$8,135,956	$98,171	$86,162	$392,717	($2,751)	$111,555	$8,036,376	706,185
Pacific Funds Floating Rate Income	2,499,111	45,077	50,721	126,591	3,234	9,527	2,481,079	253,689
Pacific Funds High Income	26,407,784	276,279	637,547	1,464,735	17,207	215,024	26,089,106	2,525,567
PF Inflation Managed	13,788,608	118,718	—	916,945	26,039	636,777	13,653,197	1,316,605
PF Managed Bond	99,416,259	1,054,405	—	4,922,234	(247,910)	2,878,532	98,179,052	8,765,987
PF Short Duration Bond	28,680,120	808,544	—	1,369,330	17,331	67,121	28,203,786	2,773,234
PF Emerging Markets Debt	12,319,162	232,749	—	762,987	(5,262)	464,720	12,248,382	1,432,559
PF Growth	1,271,912	10,792	—	206,740	40,130	137,093	1,253,187	36,032
PF Large-Cap Value	5,553,329	50,193	—	538,626	41,084	338,492	5,444,472	414,343
PF Small-Cap Growth	2,463,945	37,080	—	201,803	6,261	149,361	2,454,844	106,362
PF Small-Cap Value	4,856,817	149,406	—	299,575	64,257	72,765	4,843,670	435,582
PF Emerging Markets	6,136,048	471,198	—	331,153	(3,987)	(339,595)	5,932,511	423,448
PF International Small-Cap	1,248,783	18,915	—	119,133	54,958	20,934	1,224,457	99,307
PF Multi-Asset	37,130,175	319,460	—	3,762,901	1,052,391	1,762,759	36,501,884	2,624,147
	$249,908,009	$3,690,987	$774,430	$15,415,470	$1,062,982	$6,525,065	$246,546,003

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2021	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,910,746	$44,115	$94,574	$307,226	($2,241)	$121,060	$8,861,028	778,649
Pacific Funds Floating Rate Income	1,678,420	8,557	35,285	59,211	1,514	7,054	1,671,619	170,922
Pacific Funds High Income	25,336,856	95,462	614,944	943,630	8,761	214,063	25,326,456	2,451,738
PF Inflation Managed	8,418,047	24,883	—	390,107	9,092	395,025	8,456,940	815,520
PF Managed Bond	108,676,585	494,888	—	3,895,676	(209,340)	3,081,673	108,148,130	9,656,083
PF Short Duration Bond	23,450,928	172,540	—	809,456	14,415	54,347	22,882,774	2,250,027
PF Emerging Markets Debt	13,239,973	52,261	—	537,645	(8,821)	496,983	13,242,751	1,548,860
PF Growth	9,910,306	22,514	—	1,303,962	266,780	1,113,661	10,009,299	287,789
PF Large-Cap Value	17,465,964	39,981	—	1,297,330	110,384	1,074,179	17,393,178	1,323,682
PF Small-Cap Growth	4,967,737	17,143	—	302,093	5,843	313,154	5,001,784	216,715
PF Small-Cap Value	8,163,518	47,913	—	361,672	85,724	136,084	8,071,567	725,860
PF Emerging Markets	13,195,967	167,694	—	481,373	73,792	(817,469)	12,138,611	866,425
PF International Large-Cap	3,490,322	10,659	—	230,803	13,794	215,877	3,499,849	285,004
PF International Small-Cap	3,355,877	9,211	—	244,891	17,394	185,506	3,323,097	269,513
PF International Value	1,811,011	9,120	—	81,368	9,911	99,492	1,848,166	216,413
PF Multi-Asset	82,083,174	189,039	—	6,742,015	2,031,867	4,181,323	81,743,388	5,876,591
PF Real Estate	1,709,047	3,881	—	223,587	52,578	188,963	1,730,882	111,598
	$335,864,478	$1,409,861	$744,803	$18,212,045	$2,481,447	$11,060,975	$333,349,519

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$19,943,673	$80,146	$213,156	$509,712	($3,017)	$269,892	$19,994,138	1,756,954
Pacific Funds Floating Rate Income	5,380,649	20,047	113,652	142,256	(6,257)	33,865	5,399,700	552,117
Pacific Funds High Income	54,153,669	176,659	1,324,180	1,405,767	4,635	471,945	54,725,321	5,297,708
PF Inflation Managed	10,795,352	39,032	—	315,629	6,889	513,703	11,039,347	1,064,546
PF Managed Bond	243,946,530	931,581	—	6,240,492	(323,610)	6,796,648	245,110,657	21,884,880
PF Short Duration Bond	32,221,674	158,763	—	826,549	1,643	93,232	31,648,763	3,111,973
PF Emerging Markets Debt	21,223,422	69,780	—	551,038	(3,224)	782,221	21,521,161	2,517,095
PF Growth	55,875,727	93,597	—	5,902,412	847,355	6,938,038	57,852,305	1,663,379
PF Large-Cap Value	60,345,894	108,845	—	3,725,395	848,401	3,244,720	60,822,465	4,628,803
PF Small-Cap Growth	21,234,933	54,753	—	833,570	18,315	1,347,393	21,821,824	945,486
PF Small-Cap Value	36,640,527	210,592	—	1,212,871	302,094	694,772	36,635,114	3,294,525
PF Emerging Markets	47,593,965	335,377	—	1,239,829	(17,139)	(2,701,560)	43,970,814	3,138,531
PF International Large-Cap	12,255,700	31,484	—	533,985	63,076	741,461	12,557,736	1,022,617
PF International Small-Cap	10,758,960	18,352	—	561,096	133,873	515,809	10,865,898	881,257
PF International Value	6,333,898	31,965	—	210,316	25,826	358,279	6,539,652	765,767
PF Multi-Asset	433,374,976	735,931	—	28,102,016	5,018,652	27,946,371	438,973,914	31,558,153
PF Real Estate	5,479,322	9,176	—	573,747	341,515	432,196	5,688,462	366,761
	$1,077,558,871	$3,106,080	$1,650,988	$52,886,680	$7,259,027	$48,478,985	$1,085,167,271

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$8,810,631	$24,250	$99,305	$256,880	($1,604)	$119,243	$8,794,945	772,842
Pacific Funds High Income	35,407,320	98,520	862,720	1,027,636	8,799	302,336	35,652,059	3,451,313
PF Managed Bond	105,628,480	332,170	—	3,082,909	(160,163)	2,955,983	105,673,561	9,435,139
PF Short Duration Bond	13,167,120	63,975	—	385,361	876	37,885	12,884,495	1,266,912
PF Emerging Markets Debt	13,009,011	32,744	—	385,360	368	478,028	13,134,791	1,536,232
PF Growth	77,006,525	76,919	—	7,693,756	1,203,205	9,468,189	80,061,082	2,301,928
PF Large-Cap Value	71,092,979	87,217	—	3,923,223	304,096	4,508,790	72,069,859	5,484,769
PF Small-Cap Growth	21,693,223	29,468	—	752,512	10,088	1,376,950	22,357,217	968,684
PF Small-Cap Value	42,779,195	250,505	—	1,356,409	361,113	801,850	42,836,254	3,852,181
PF Emerging Markets	51,862,738	398,183	—	1,541,456	(18,431)	(2,929,901)	47,771,133	3,409,788
PF International Large-Cap	22,210,232	27,029	—	880,040	74,009	1,378,327	22,809,557	1,857,456
PF International Small-Cap	13,189,776	13,416	—	608,077	121,134	671,536	13,387,785	1,085,790
PF International Value	22,000,443	76,831	—	771,342	23,477	1,308,991	22,638,400	2,650,867
PF Multi-Asset	369,207,902	373,866	—	19,667,413	5,748,376	22,282,957	377,945,688	27,170,790
PF Real Estate	13,434,845	13,416	—	1,325,066	321,156	1,567,618	14,011,969	903,415
	$880,500,420	$1,898,509	$962,025	$43,657,440	$7,996,499	$44,328,782	$892,028,795

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2021	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$335,269	$439	$5,703	$11,248	($79)	$4,540	$334,624	29,405
Pacific Funds High Income	5,052,527	35,227	122,752	168,905	695	43,525	5,085,821	492,335
PF Managed Bond	4,689,371	34,111	—	157,645	(7,699)	131,456	4,689,594	418,714
PF Emerging Markets Debt	1,650,123	11,291	—	56,304	(609)	61,055	1,665,556	194,802
PF Growth	35,095,404	90,978	—	2,886,651	418,313	4,413,650	37,131,694	1,067,616
PF Large-Cap Value	17,076,797	60,885	—	888,064	58,878	1,089,338	17,397,834	1,324,036
PF Small-Cap Growth	13,208,345	56,291	—	462,473	(228)	839,553	13,641,488	591,052
PF Small-Cap Value	24,418,766	296,375	—	844,526	207,032	455,767	24,533,414	2,206,242
PF Emerging Markets	23,025,154	347,952	—	788,223	(9,358)	(1,296,382)	21,279,143	1,518,854
PF International Large-Cap	10,937,470	42,453	—	429,223	26,706	684,169	11,261,575	917,066
PF International Small-Cap	8,365,153	24,915	—	350,642	21,740	477,298	8,538,464	692,495
PF International Value	4,268,046	36,761	—	160,242	64,675	192,831	4,402,071	515,465
PF Multi-Asset	181,667,492	477,414	—	8,244,894	2,205,908	11,516,358	187,622,278	13,488,302
PF Real Estate	5,112,178	13,249	—	420,528	115,140	597,584	5,417,623	349,299
	$334,902,095	$1,528,341	$128,455	$15,869,568	$3,101,114	$19,210,742	$343,001,179

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions received, if any.

As of September 30, 2021, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	80.90%
Pacific Funds ESG Core Bond	89.70%
Pacific Funds Small-Cap Value	46.46%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I or Class D shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2021, such expenses increased by $16,643 for all applicable Funds as a result of the market value appreciation on such accounts. As of September 30, 2021, the total amount in the DCP Liability accounts for all applicable Funds was $156,159.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2021, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $200,000,000 committed revolving line of credit agreement with a syndicate of banks, which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the overnight rate (the higher of the Federal Funds Effective Rate or the daily One-Month Eurodollar Rate) plus applicable margin of 1.25%. Pacific Funds Floating Rate Income paid an upfront fee of 0.05% and pays a commitment fee equal to 0.20% per annum on the daily unused portion of the committed line. As of September 30, 2021, the actual interest rate on borrowing by the Trust was 1.33%. For the period ended September 30, 2021 the Trust did not borrow on this line of credit or have any loans outstanding. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2021, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$4,465,417	$15,415,470
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	2,154,664	18,212,045
Pacific Funds Portfolio Optimization Moderate	—	—	4,757,068	52,886,680
Pacific Funds Portfolio Optimization Growth	—	—	2,860,534	43,657,440
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	1,656,796	15,869,568
Pacific Funds Ultra Short Income	—	—	10,124,161	10,168,232
Pacific Funds Short Duration Income	32,138,174	—	392,475,335	402,330,437
Pacific Funds Core Income	160,022,812	153,686,016	276,284,591	353,727,704
Pacific Funds ESG Core Bond	123,535	154,832	7,144,498	4,359,063
Pacific Funds Strategic Income	—	—	626,698,788	310,444,358
Pacific Funds Floating Rate Income	—	—	2,207,200,455	1,329,832,766
Pacific Funds High Income	—	—	37,925,759	36,471,223
Pacific Funds Small/Mid-Cap	—	—	55,313,005	54,585,704
Pacific Funds Small-Cap	—	—	13,658,298	4,850,513
Pacific Funds Small-Cap Value	—	—	4,068,414	4,242,404
PF Inflation Managed	8,992,131	10,354,716	1,397,255	521,974
PF Managed Bond	414,072,462	427,860,472	41,121,359	30,216,586
PF Short Duration Bond	20,910,148	17,608,097	13,983,578	17,445,413
PF Emerging Markets Debt	—	—	11,588,899	10,645,293
PF Growth	—	—	9,381,402	27,263,633
PF Large-Cap Value	—	—	6,210,562	15,090,824
PF Small-Cap Growth	—	—	23,436,536	25,848,445
PF Small-Cap Value	—	—	26,556,898	28,800,465
PF Emerging Markets	—	—	30,870,787	33,821,379
PF International Large-Cap	—	—	2,017,986	3,490,273
PF International Small-Cap	—	—	6,915,696	8,494,919
PF International Value	—	—	3,712,483	4,363,702
PF Multi-Asset	30,016,406	18,000,000	211,951,306	149,127,007
PF Real Estate	—	—	3,954,105	6,006,396

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2021, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$1,792,357	$4,156,724	$—	$—	$5,949,081

Total borrowings		$1,792,357	$4,156,724	$—	$—	$5,949,081

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2021, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2021:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$585,040	$2,465,905	$—	$—	$—	$—
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	11,102,798	—	—	—	—
Pacific Funds Portfolio Optimization Moderate	—	—	50,913,751	—	—	—	—
Pacific Funds Portfolio Optimization Growth	—	109,524	56,085,797	—	—	—	—
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	21,359,451	—	—	—	—
Pacific Funds Ultra Short Income	—	80,339	48,035	—	—	—	—
Pacific Funds Short Duration Income	—	2,690,654	2,821,205	—	—	—	—
Pacific Funds Core Income	—	6,220,399	7,211,097	—	—	—	—
Pacific Funds ESG Core Bond	(41,744)	2,762	—	—	—	—	—
Pacific Funds Strategic Income	(1,500,711)	621,949	—	—	—	—	—
Pacific Funds Floating Rate Income	(129,696,352)	1,144,484	—	—	—	—	—
Pacific Funds High Income	(8,783,771)	73,452	—	—	—	—	—
Pacific Funds Small/Mid-Cap	—	—	674,320	376,946	—	—	376,946
Pacific Funds Small-Cap	(108,798)	—	—	25,887	—	—	25,887
Pacific Funds Small-Cap Value	(1,115,440)	—	—	19,494	—	—	19,494
PF Inflation Managed	(7,035,049)	—	—	—	—	—	—
PF Managed Bond	—	4,008,863	—	—	2,300,272	—	2,300,272
PF Short Duration Bond	(308,442)	245,320	—	—	—	—	—
PF Emerging Markets Debt	(5,063,753)	—	—	—	—	—	—
PF Growth	—	247,682	11,278,341	—	—	—	—
PF Large-Cap Value	—	1,905,524	10,375,806	—	—	—	—
PF Small-Cap Growth	—	2,916,002	406,457	—	—	—	—
PF Small-Cap Value	—	1,930,523	—	—	—	—	—
PF Emerging Markets	—	4,708,902	5,178,429	—	—	—	—
PF International Large-Cap	—	450,955	1,812,943	—	—	—	—
PF International Small-Cap	(3,509,900)	1,195,027	—	—	—	—	—
PF International Value	(4,022,726)	—	—	—	—	—	—
PF Multi-Asset	—	31,688,420	140,491,518	—	—	—	—
PF Real Estate	(2,901,132)	—	—	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2021 and capital loss carryover from prior years utilized during the fiscal year or period ended March 31, 2021:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year or Period Ended March 31, 2021
Fund	Short Term	Long Term
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$2,102,994
Pacific Funds Short Duration Income	—	—	—	6,444,892
Pacific Funds Core Income	—	—	—	21,043,536
Pacific Funds ESG Core Bond	(41,744)	—	(41,744)	—
Pacific Funds Strategic Income	—	(1,500,711)	(1,500,711)	5,806,918
Pacific Funds Floating Rate Income	(32,630,094)	(97,066,258)	(129,696,352)	—
Pacific Funds High Income	(2,706,898)	(6,076,873)	(8,783,771)	2,026,651
Pacific Funds Small/Mid-Cap	—	—	—	15,852,377
Pacific Funds Small-Cap	(108,798)	—	(108,798)	1,112,127
Pacific Funds Small-Cap Value	(1,115,440)	—	(1,115,440)	250,730
PF Inflation Managed	—	(7,035,049)	(7,035,049)	1,056,587
PF Short Duration Bond	—	(308,442)	(308,442)	1,454,271
PF Emerging Markets Debt	—	(5,063,753)	(5,063,753)	2,883,489
PF International Small-Cap	(3,509,900)	—	(3,509,900)	3,699,062
PF International Value	(589,224)	(3,433,502)	(4,022,726)	—
PF Multi-Asset	—	—	—	22,988,577
PF Real Estate	(2,901,132)	—	(2,901,132)	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2021, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$215,280,469	$31,265,534	$—	$31,265,534	$—	$31,265,534
Pacific Funds Portfolio Optimization Moderate-Conservative	277,964,264	55,385,255	—	55,385,255	—	55,385,255
Pacific Funds Portfolio Optimization Moderate	819,716,161	265,551,509	(100,399)	265,451,110	—	265,451,110
Pacific Funds Portfolio Optimization Growth	651,951,408	240,077,387	—	240,077,387	—	240,077,387
Pacific Funds Portfolio Optimization Aggressive-Growth	238,288,471	104,712,708	—	104,712,708	—	104,712,708
Pacific Funds Ultra Short Income	32,347,676	115,464	(11,025)	104,439	—	104,439
Pacific Funds Short Duration Income	1,221,279,302	11,684,921	(1,120,936)	10,563,985	2,494	10,566,479
Pacific Funds Core Income	1,169,298,336	24,617,278	(9,095,556)	15,521,722	2,494	15,524,216
Pacific Funds ESG Core Bond	28,325,327	70,847	(397,005)	(326,158)	—	(326,158)
Pacific Funds Strategic Income	1,359,108,804	34,685,654	(5,710,793)	28,974,861	(1,407)	28,973,454
Pacific Funds Floating Rate Income	2,992,985,267	17,566,494	(2,706,690)	14,859,804	17,750	14,877,554
Pacific Funds High Income	157,286,402	8,171,270	(941,572)	7,229,698	(131)	7,229,567
Pacific Funds Small/Mid-Cap	257,194,912	105,407,360	(9,163,628)	96,243,732	—	96,243,732
Pacific Funds Small-Cap	21,864,187	4,468,340	(977,158)	3,491,182	—	3,491,182
Pacific Funds Small-Cap Value	14,788,293	4,343,399	(520,500)	3,822,899	—	3,822,899
PF Inflation Managed	38,175,888	1,732,779	(605,561)	1,127,218	34,740	1,161,958
PF Managed Bond	577,539,002	11,236,010	(10,536,744)	699,266	(764,765)	(65,499)
PF Short Duration Bond	95,018,226	1,075,857	(91,635)	984,222	30,988	1,015,210
PF Emerging Markets Debt	62,590,542	2,855,118	(4,794,624)	(1,939,506)	(92,009)	(2,031,515)
PF Growth	61,679,355	123,973,049	(501,310)	123,471,739	—	123,471,739
PF Large-Cap Value	88,243,261	85,216,103	(228,077)	84,988,026	—	84,988,026
PF Small-Cap Growth	58,632,088	10,694,742	(3,509,477)	7,185,265	57	7,185,322
PF Small-Cap Value	86,615,801	31,910,824	(1,355,667)	30,555,157	—	30,555,157
PF Emerging Markets	89,002,963	52,454,225	(6,733,172)	45,721,053	(962,116)	44,758,937
PF International Large-Cap	25,070,692	24,981,551	(256,665)	24,724,886	(54,647)	24,670,239
PF International Small-Cap	26,808,820	11,222,261	(1,089,913)	10,132,348	(5,412)	10,126,936
PF International Value	30,671,994	5,321,915	(1,019,902)	4,302,013	1,694	4,303,707
PF Multi-Asset	1,031,461,029	7,041,465	(265,248)	6,776,217	102,267,091	109,043,308
PF Real Estate	17,921,467	9,114,030	(205,734)	8,908,296	—	8,908,296

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, unfunded loan commitments, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2017.

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2021 and the fiscal year or period ended March 31, 2021 were as follows:

	For the Six-Month Period Ended September 30, 2021			For the Year or Period Ended March 31, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$6,724,180	$—	$—	$6,724,180
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	8,082,625	135,673	—	8,218,298
Pacific Funds Portfolio Optimization Moderate	—	—	—	23,696,758	8,349,683	—	32,046,441
Pacific Funds Portfolio Optimization Growth	—	—	—	13,724,548	8,271,399	—	21,995,947
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	3,437,004	7,064,241	—	10,501,245
Pacific Funds Ultra Short Income	111,002	—	111,002	403,166	9,673	—	412,839
Pacific Funds Short Duration Income	7,853,640	—	7,853,640	18,720,253	—	—	18,720,253
Pacific Funds Core Income	11,836,261	—	11,836,261	31,092,260	1,743,297	—	32,835,557
Pacific Funds ESG Core Bond	143,992	—	143,992	68,061	—	—	68,061
Pacific Funds Strategic Income	18,377,430	—	18,377,430	29,219,412	—	—	29,219,412
Pacific Funds Floating Rate Income	45,398,227	—	45,398,227	57,410,489	—	—	57,410,489
Pacific Funds High Income	3,992,277	—	3,992,277	8,394,548	—	—	8,394,548
Pacific Funds Small/Mid-Cap	—	—	—	725,132	216,917	—	942,049
Pacific Funds Small-Cap	—	—	—	8,412	—	—	8,412
Pacific Funds Small-Cap Value	—	—	—	102,422	—	—	102,422
PF Inflation Managed	—	—	—	411,237	—	—	411,237

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	For the Six-Month Period Ended September 30, 2021			For the Year or Period Ended March 31, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
PF Managed Bond	$—	$—	$—	$27,188,022	$4,159,022	$—	$31,347,044
PF Short Duration Bond	—	—	—	2,909,983	—	—	2,909,983
PF Emerging Markets Debt	—	—	—	2,362,664	—	—	2,362,664
PF Growth	—	—	—	2,143,783	41,747,879	—	43,891,662
PF Large-Cap Value	—	—	—	5,040,387	20,741,707	—	25,782,094
PF Small-Cap Growth	—	—	—	4,020,897	2,478,883	—	6,499,780
PF Small-Cap Value	—	—	—	325,166	—	—	325,166
PF Emerging Markets	—	—	—	1,260,582	2,437,304	—	3,697,886
PF International Large-Cap	—	—	—	1,265,942	2,992,554	—	4,258,496
PF International Small-Cap	—	—	—	658,806	—	—	658,806
PF International Value	—	—	—	829,970	—	—	829,970
PF Multi-Asset	—	—	—	14,603,227	39,218,966	—	53,822,193
PF Real Estate	—	—	—	339,852	—	288,733	628,585

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2021 and for the fiscal year or period ended March 31, 2021, were as follows:

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate		Pacific Funds Portfolio Optimization Growth
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class A
Shares sold	824,343	3,133,583	814,625	2,541,820	2,128,504	4,863,983	1,438,885	3,410,074
Dividends and distribution reinvested	—	453,642	—	563,430	—	1,922,442	—	1,265,839
Shares repurchased	(1,278,453)	(3,070,586)	(1,523,316)	(3,753,906)	(4,180,566)	(11,649,669)	(2,943,597)	(8,138,362)
Net increase (decrease)	(454,110)	516,639	(708,691)	(648,656)	(2,052,062)	(4,863,244)	(1,504,712)	(3,462,449)
Beginning shares outstanding	16,705,297	16,188,658	22,640,090	23,288,746	62,564,249	67,427,493	47,942,848	51,405,297
Ending shares outstanding	16,251,187	16,705,297	21,931,399	22,640,090	60,512,187	62,564,249	46,438,136	47,942,848

Class C
Shares sold	378,193	1,037,772	155,980	388,735	493,746	877,176	288,007	935,078
Dividends and distribution reinvested	—	102,719	—	78,572	—	282,566	—	176,810
Shares repurchased	(761,432)	(1,824,418)	(671,702)	(1,784,656)	(1,773,814)	(4,699,621)	(1,259,840)	(3,139,181)
Net increase (decrease)	(383,239)	(683,927)	(515,722)	(1,317,349)	(1,280,068)	(3,539,879)	(971,833)	(2,027,293)
Beginning shares outstanding	4,206,449	4,890,376	3,715,925	5,033,274	10,211,635	13,751,514	7,732,160	9,759,453
Ending shares outstanding	3,823,210	4,206,449	3,200,203	3,715,925	8,931,567	10,211,635	6,760,327	7,732,160

Advisor Class
Shares sold	194,777	471,834	106,701	113,706	649,068	1,239,561	245,675	437,631
Dividends and distribution reinvested	—	24,384	—	14,758	—	74,211	—	35,031
Shares repurchased	(275,785)	(223,359)	(40,009)	(207,949)	(357,720)	(877,646)	(155,375)	(541,814)
Net increase (decrease)	(81,008)	272,859	66,692	(79,485)	291,348	436,126	90,300	(69,152)
Beginning shares outstanding	981,074	708,215	486,221	565,706	2,477,677	2,041,551	1,290,843	1,359,995
Ending shares outstanding	900,066	981,074	552,913	486,221	2,769,025	2,477,677	1,381,143	1,290,843

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Ultra Short Income		Pacific Funds Short Duration Income		Pacific Funds Core Income
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class A
Shares sold	533,209	1,220,158			2,558,049	12,538,919	1,564,803	5,144,767
Dividends and distribution reinvested	—	526,227			89,034	208,932	118,734	344,789
Shares repurchased	(901,531)	(2,913,938)			(2,678,014)	(8,740,026)	(2,128,716)	(4,389,220)
Net increase (decrease)	(368,322)	(1,167,553)			(30,931)	4,007,825	(445,179)	1,100,336
Beginning shares outstanding	15,655,832	16,823,385			19,367,776	15,359,951	14,375,022	13,274,686
Ending shares outstanding	15,287,510	15,655,832			19,336,845	19,367,776	13,929,843	14,375,022

Class C
Shares sold	118,525	326,942			367,499	1,549,181	254,231	1,330,698
Dividends and distribution reinvested	—	80,577			8,901	36,483	21,275	90,450
Shares repurchased	(483,120)	(1,044,819)			(699,942)	(1,584,825)	(1,048,224)	(2,102,879)
Net increase (decrease)	(364,595)	(637,300)			(323,542)	839	(772,718)	(681,731)
Beginning shares outstanding	2,583,065	3,220,365			4,869,674	4,868,835	4,827,808	5,509,539
Ending shares outstanding	2,218,470	2,583,065			4,546,132	4,869,674	4,055,090	4,827,808

Class I
Shares sold			—	4,629	2,947,628	6,460,253	2,025,632	5,549,240
Dividends and distribution reinvested			4,413	17,722	101,001	202,068	109,303	210,691
Shares repurchased			—	(4,629)	(1,383,055)	(3,822,396)	(1,009,707)	(1,812,081)
Net increase (decrease)			4,413	17,722	1,665,574	2,839,925	1,125,228	3,947,850
Beginning shares outstanding			1,289,781	1,272,059	13,445,378	10,605,453	9,638,945	5,691,095
Ending shares outstanding			1,294,194	1,289,781	15,110,952	13,445,378	10,764,173	9,638,945

Class P
Shares sold							22,396	1,610,458
Dividends and distribution reinvested							43,091	103,281
Shares repurchased							(129,759)	(597,648)
Net increase (decrease)							(64,272)	1,116,091
Beginning shares outstanding							4,108,306	2,992,215
Ending shares outstanding							4,044,034	4,108,306

Advisor Class
Shares sold	87,887	310,473	191,507	782,702	22,864,664	52,415,830	11,405,998	40,390,540
Dividends and distribution reinvested	—	28,627	6,598	23,368	510,664	1,267,116	561,664	1,599,233
Shares repurchased	(70,871)	(340,662)	(123,957)	(260,164)	(21,628,160)	(51,530,741)	(14,630,027)	(34,461,869)
Net increase (decrease)	17,016	(1,562)	74,148	545,906	1,747,168	2,152,205	(2,662,365)	7,527,904
Beginning shares outstanding	838,403	839,965	1,831,281	1,285,375	73,578,500	71,426,295	71,491,427	63,963,523
Ending shares outstanding	855,419	838,403	1,905,429	1,831,281	75,325,668	73,578,500	68,829,062	71,491,427

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds ESG Core Bond (1)		Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income
	Six-Month Period Ended 9/30/2021	Period Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class A
Shares sold			3,483,108	4,708,081	7,643,033	5,667,393	229,630	151,557
Dividends and distribution reinvested			121,190	224,381	361,589	609,991	17,313	41,931
Shares repurchased			(1,097,949)	(3,204,856)	(2,057,884)	(7,221,698)	(229,130)	(294,916)
Net increase (decrease)			2,506,349	1,727,606	5,946,738	(944,314)	17,813	(101,428)
Beginning shares outstanding			9,087,158	7,359,552	17,524,229	18,468,543	724,579	826,007
Ending shares outstanding			11,593,507	9,087,158	23,470,967	17,524,229	742,392	724,579

Class C
Shares sold			1,528,757	1,586,601	1,534,528	1,374,643	760	48,266
Dividends and distribution reinvested			63,015	154,416	130,110	277,085	3,221	8,000
Shares repurchased			(824,496)	(1,973,263)	(1,391,418)	(4,296,787)	(28,464)	(98,459)
Net increase (decrease)			767,276	(232,246)	273,220	(2,645,059)	(24,483)	(42,193)
Beginning shares outstanding			6,280,514	6,512,760	9,059,366	11,704,425	187,494	229,687
Ending shares outstanding			7,047,790	6,280,514	9,332,586	9,059,366	163,011	187,494

Class I
Shares sold	290,634	1,250,000	1,789,937	1,411,194	40,378,186	69,364,697	2,842	213
Dividends and distribution reinvested	7,860	3,452	30,427	56,057	1,737,164	1,988,250	168	342
Shares repurchased	(161)	—	(157,616)	(1,979,140)	(7,720,472)	(13,784,531)	(22)	(750)
Net increase (decrease)	298,333	1,253,452	1,662,748	(511,889)	34,394,878	57,568,416	2,988	(195)
Beginning shares outstanding	1,253,452	—	1,209,305	1,721,194	104,685,465	47,117,049	6,034	6,229
Ending shares outstanding	1,551,785	1,253,452	2,872,053	1,209,305	139,080,343	104,685,465	9,022	6,034

Class P
Shares sold					8,103	548,182	65,995	3,481,800
Dividends and distribution reinvested					19,077	29,097	344,600	780,464
Shares repurchased					(32,793)	(491,671)	(484,723)	(3,913,655)
Net increase (decrease)					(5,613)	85,608	(74,128)	348,609
Beginning shares outstanding					982,341	896,733	14,292,789	13,944,180
Ending shares outstanding					976,728	982,341	14,218,661	14,292,789

Advisor Class
Shares sold	—	1,250,000	34,291,806	40,314,864	39,837,922	46,214,284	712,008	594,851
Dividends and distribution reinvested	6,745	3,452	1,125,911	1,746,869	1,693,862	2,179,452	19,936	23,028
Shares repurchased	—	—	(11,836,980)	(20,380,801)	(12,618,971)	(32,313,805)	(65,852)	(617,976)
Net increase (decrease)	6,745	1,253,452	23,580,737	21,680,932	28,912,813	16,079,931	666,092	(97)
Beginning shares outstanding	1,253,452	—	72,228,102	50,547,170	73,425,748	57,345,817	379,993	380,090
Ending shares outstanding	1,260,197	1,253,452	95,808,839	72,228,102	102,338,561	73,425,748	1,046,085	379,993

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small/Mid-Cap		Pacific Funds Small Cap		Pacific Funds Small-Cap Value
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class A
Shares sold	72,228	747,499	9,348	89,846	26,791	369,226
Dividends and distribution reinvested	—	—	—	—	—	902
Shares repurchased	(97,151)	(942,569)	(32,218)	(314,203)	(12,929)	(345,212)
Net increase (decrease)	(24,923)	(195,070)	(22,870)	(224,357)	13,862	24,916
Beginning shares outstanding	1,315,951	1,511,021	166,037	390,394	191,296	166,380
Ending shares outstanding	1,291,028	1,315,951	143,167	166,037	205,158	191,296

Class C
Shares sold	21,597	68,397	4,055	15,659	8,229	29,831
Dividends and distribution reinvested	—	—	—	—	—	—
Shares repurchased	(64,956)	(419,774)	(7,811)	(29,175)	(13,368)	(65,736)
Net increase (decrease)	(43,359)	(351,377)	(3,756)	(13,516)	(5,139)	(35,905)
Beginning shares outstanding	653,074	1,004,451	50,702	64,218	70,828	106,733
Ending shares outstanding	609,715	653,074	46,946	50,702	65,689	70,828

Advisor Class
Shares sold	1,028,076	2,175,547	613,551	90,017	56,921	283,768
Dividends and distribution reinvested	—	60,783	—	597	—	8,962
Shares repurchased	(866,565)	(6,795,051)	(37,583)	(299,163)	(49,978)	(728,169)
Net increase (decrease)	161,511	(4,558,721)	575,968	(208,549)	6,943	(435,439)
Beginning shares outstanding	17,809,772	22,368,493	698,432	906,981	1,182,596	1,618,035
Ending shares outstanding	17,971,283	17,809,772	1,274,400	698,432	1,189,539	1,182,596

Class R6
Shares sold	111,566	34,595	89,633	45,127	89,332	21,769
Dividends and distribution reinvested	—	407	—	—	—	919
Shares repurchased	(117,009)	(447,202)	(90,597)	(19,841)	(94,823)	(297,583)
Net increase (decrease)	(5,443)	(412,200)	(964)	25,286	(5,491)	(274,895)
Beginning shares outstanding	88,482	500,682	116,988	91,702	100,413	375,308
Ending shares outstanding	83,039	88,482	116,024	116,988	94,922	100,413

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class P
Shares sold	18,054	1,271,440	255,775	20,021,861	118,438	4,812,822	46,388	2,025,141
Dividends and distributions reinvested	—	41,165	—	2,749,801	—	287,548	—	266,366
Shares repurchased	(158,289)	(271,733)	(1,640,089)	(6,309,554)	(333,634)	(7,996,773)	(264,317)	(7,051,807)
Net increase (decrease)	(140,235)	1,040,872	(1,384,314)	16,462,108	(215,196)	(2,896,403)	(217,929)	(4,760,300)
Beginning shares outstanding	3,336,907	2,296,035	51,545,117	35,083,009	9,617,341	12,513,744	7,447,478	12,207,778
Ending shares outstanding	3,196,672	3,336,907	50,160,803	51,545,117	9,402,145	9,617,341	7,229,549	7,447,478

	PF Growth Fund		PF Large-Cap Value Fund		PF Small-Cap Growth Fund		PF Small-Cap Value Fund
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class P
Shares sold	8,813	784,320	26,523	2,126,138	8,627	1,762,560	87,246	8,309,666
Dividends and distributions reinvested	—	1,470,408	—	2,277,895	—	325,430	—	38,076
Shares repurchased	(518,470)	(2,425,191)	(785,494)	(7,066,086)	(111,087)	(403,782)	(363,144)	(2,971,600)
Net increase (decrease)	(509,657)	(170,463)	(758,971)	(2,662,053)	(102,460)	1,684,208	(275,898)	5,376,142
Beginning shares outstanding	5,866,401	6,036,864	13,934,603	16,596,656	2,930,760	1,246,552	10,790,288	5,414,146
Ending shares outstanding	5,356,744	5,866,401	13,175,632	13,934,603	2,828,300	2,930,760	10,514,390	10,790,288

	PF Emerging Markets Fund		PF International Large-Cap Fund		PF International Small-Cap Fund		PF International Value Fund
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class P
Shares sold	119,880	827,146	9,132	586,239	6,828	279,914	18,446	957,474
Dividends and distributions reinvested	—	259,396	—	380,281	—	60,888	—	115,434
Shares repurchased	(293,336)	(1,516,917)	(167,555)	(1,348,665)	(150,163)	(1,036,493)	(144,890)	(3,606,692)
Net increase (decrease)	(173,456)	(430,375)	(158,423)	(382,145)	(143,335)	(695,691)	(126,444)	(2,533,784)
Beginning shares outstanding	9,530,502	9,960,877	4,240,566	4,622,711	3,171,697	3,867,388	4,274,956	6,808,740
Ending shares outstanding	9,357,046	9,530,502	4,082,143	4,240,566	3,028,362	3,171,697	4,148,512	4,274,956

	PF Multi-Asset Fund		PF Real Estate Fund
	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021	Six-Month Period Ended 9/30/2021	Year Ended 3/31/2021

Class P
Shares sold	152,660	3,237,575	2,633	156,815
Dividends and distributions reinvested	—	4,453,540	—	50,287
Shares repurchased	(4,776,031)	(29,897,442)	(163,868)	(2,541,409)
Net increase (decrease)	(4,623,371)	(22,206,327)	(161,235)	(2,334,307)
Beginning shares outstanding	85,341,355	107,547,682	1,892,308	4,226,615
Ending shares outstanding	80,717,984	85,341,355	1,731,073	1,892,308

(1)	See footnote (1) in Financial Highlights from pages B-20 through B-29 for the commencement date of operations of each share class.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/21” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/21-09/30/21” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2021 to September 30, 2021.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/21-09/30/21”.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/21	Ending Account Value at 09/30/21	Annualized Expense Ratio	Expenses Paid During the Period 04/01/21 - 09/30/21 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,030.50	0.60%	$3.05

Class C	1,000.00	1,026.90	1.35%	6.86

Advisor Class	1,000.00	1,031.30	0.35%	1.78

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return

Class A	$1,000.00	$1,039.90	0.60%	$3.07

Class C	1,000.00	1,036.10	1.35%	6.89

Advisor Class	1,000.00	1,040.50	0.35%	1.79

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return

Class A	$1,000.00	$1,049.50	0.60%	$3.08

Class C	1,000.00	1,045.60	1.35%	6.92

Advisor Class	1,000.00	1,051.30	0.35%	1.80

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,057.40	0.60%	$3.09

Class C	1,000.00	1,053.80	1.35%	6.95

Advisor Class	1,000.00	1,058.30	0.35%	1.81

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return

Class A	$1,000.00	$1,064.10	0.60%	$3.10

Class C	1,000.00	1,060.30	1.35%	6.97

Advisor Class	1,000.00	1,065.50	0.35%	1.81

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Ultra Short Income
Actual Fund Return

Class I	$1,000.00	$1,004.40	0.32%	$1.61

Advisor Class	1,000.00	1,004.40	0.32%	1.61

Hypothetical

Class I	$1,000.00	$1,023.46	0.32%	$1.62

Advisor Class	1,000.00	1,023.46	0.32%	1.62

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/21	Ending Account Value at 09/30/21	Annualized Expense Ratio	Expenses Paid During the Period 04/01/21 - 09/30/21 (1)
Pacific Funds Short Duration Income
Actual Fund Return

Class A	$1,000.00	$1,007.70	0.75%	$3.77

Class C	1,000.00	1,003.80	1.50%	7.53

Class I	1,000.00	1,008.00	0.50%	2.52

Advisor Class	1,000.00	1,007.90	0.50%	2.52

Hypothetical

Class A	$1,000.00	$1,021.31	0.75%	$3.80

Class C	1,000.00	1,017.55	1.50%	7.59

Class I	1,000.00	1,022.56	0.50%	2.54

Advisor Class	1,000.00	1,022.56	0.50%	2.54
Pacific Funds Core Income
Actual Fund Return

Class A	$1,000.00	$1,022.70	0.85%	$4.31

Class C	1,000.00	1,018.90	1.60%	8.10

Class I	1,000.00	1,024.30	0.55%	2.79

Class P	1,000.00	1,024.20	0.55%	2.79

Advisor Class	1,000.00	1,024.20	0.55%	2.79

Hypothetical

Class A	$1,000.00	$1,020.81	0.85%	$4.31

Class C	1,000.00	1,017.05	1.60%	8.09

Class I	1,000.00	1,022.31	0.55%	2.79

Class P	1,000.00	1,022.31	0.55%	2.79

Advisor Class	1,000.00	1,022.31	0.55%	2.79
Pacific Funds ESG Core Bond
Actual Fund Return

Class I	$1,000.00	$1,018.80	0.48%	$2.43

Advisor Class	1,000.00	1,018.90	0.48%	2.43

Hypothetical

Class I	$1,000.00	$1,022.66	0.48%	$2.43

Advisor Class	1,000.00	1,022.66	0.48%	2.43
Pacific Funds Strategic Income
Actual Fund Return

Class A	$1,000.00	$1,027.50	0.95%	$4.83

Class C	1,000.00	1,024.00	1.65%	8.37

Class I	1,000.00	1,029.20	0.65%	3.31

Advisor Class	1,000.00	1,028.80	0.70%	3.56

Hypothetical

Class A	$1,000.00	$1,020.31	0.95%	$4.81

Class C	1,000.00	1,016.80	1.65%	8.34

Class I	1,000.00	1,021.81	0.65%	3.29

Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Floating Rate Income
Actual Fund Return

Class A	$1,000.00	$1,023.50	1.00%	$5.07

Class C	1,000.00	1,019.90	1.70%	8.61

Class I	1,000.00	1,025.00	0.70%	3.55

Class P	1,000.00	1,024.90	0.70%	3.55

Advisor Class	1,000.00	1,024.80	0.75%	3.81

Hypothetical

Class A	$1,000.00	$1,020.05	1.00%	$5.06

Class C	1,000.00	1,016.55	1.70%	8.59

Class I	1,000.00	1,021.56	0.70%	3.55

Class P	1,000.00	1,021.56	0.70%	3.55

Advisor Class	1,000.00	1,021.31	0.75%	3.80

	Beginning Account Value at 04/01/21	Ending Account Value at 09/30/21	Annualized Expense Ratio	Expenses Paid During the Period 04/01/21 - 09/30/21 (1)
Pacific Funds High Income
Actual Fund Return

Class A	$1,000.00	$1,033.00	0.95%	$4.84

Class C	1,000.00	1,029.30	1.65%	8.39

Class I	1,000.00	1,033.50	0.70%	3.57

Class P	1,000.00	1,033.60	0.70%	3.57

Advisor Class	1,000.00	1,034.20	0.70%	3.57

Hypothetical

Class A	$1,000.00	$1,020.31	0.95%	$4.81

Class C	1,000.00	1,016.80	1.65%	8.34

Class I	1,000.00	1,021.56	0.70%	3.55

Class P	1,000.00	1,021.56	0.70%	3.55

Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Small/Mid-Cap
Actual Fund Return

Class A	$1,000.00	$1,008.00	1.20%	$6.04

Class C	1,000.00	1,004.20	1.95%	9.80

Advisor Class	1,000.00	1,009.10	0.95%	4.78

Class R6	1,000.00	1,009.70	0.85%	4.28

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.81	0.85%	4.31
Pacific Funds Small-Cap
Actual Fund Return

Class A	$1,000.00	$995.60	1.20%	$6.00

Class C	1,000.00	992.30	1.95%	9.74

Advisor Class	1,000.00	997.60	0.95%	4.76

Class R6	1,000.00	997.30	0.85%	4.26

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.81	0.85%	4.31
Pacific Funds Small-Cap Value
Actual Fund Return

Class A	$1,000.00	$1,032.10	1.20%	$6.11

Class C	1,000.00	1,028.30	1.95%	9.92

Advisor Class	1,000.00	1,032.70	0.95%	4.84

Class R6	1,000.00	1,032.90	0.85%	4.33

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Advisor Class	1,000.00	1,020.31	0.95%	4.81

Class R6	1,000.00	1,020.81	0.85%	4.31
PF Inflation Managed Fund
Actual Fund Return

Class P	$1,000.00	$1,048.50	0.56%	$2.88

Hypothetical

Class P	$1,000.00	$1,022.26	0.56%	$2.84

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/21	Ending Account Value at 09/30/21	Annualized Expense Ratio	Expenses Paid During the Period 04/01/21 - 09/30/21 (1)
PF Managed Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,026.60	0.54%	$2.74

Hypothetical

Class P	$1,000.00	$1,022.36	0.54%	$2.74
PF Short Duration Bond Fund
Actual Fund Return

Class P	$1,000.00	$1,003.00	0.55%	$2.76

Hypothetical

Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return

Class P	$1,000.00	$1,036.40	0.92%	$4.70

Hypothetical

Class P	$1,000.00	$1,020.46	0.92%	$4.66
PF Growth Fund
Actual Fund Return

Class P	$1,000.00	$1,138.80	0.70%	$3.75

Hypothetical

Class P	$1,000.00	$1,021.56	0.70%	$3.55
PF Large-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,067.40	0.80%	$4.15

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Small-Cap Growth Fund
Actual Fund Return

Class P	$1,000.00	$1,064.10	0.75%	$3.88

Hypothetical

Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Small-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$1,026.80	0.90%	$4.57

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Emerging Markets Fund
Actual Fund Return

Class P	$1,000.00	$941.50	0.95%	$4.62

Hypothetical

Class P	$1,000.00	$1,020.31	0.95%	$4.81
PF International Large-Cap Fund
Actual Fund Return

Class P	$1,000.00	$1,065.00	0.97%	$5.02

Hypothetical

Class P	$1,000.00	$1,020.21	0.97%	$4.91
PF International Small-Cap Fund
Actual Fund Return

Class P	$1,000.00	$1,059.30	1.10%	$5.68

Hypothetical

Class P	$1,000.00	$1,019.55	1.10%	$5.57

	Beginning Account Value at 04/01/21	Ending Account Value at 09/30/21	Annualized Expense Ratio	Expenses Paid During the Period 04/01/21 - 09/30/21 (1)
PF International Value Fund
Actual Fund Return

Class P	$1,000.00	$1,060.90	0.80%	$4.13

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Multi-Asset Fund
Actual Fund Return

Class P	$1,000.00	$1,075.80	0.51%	$2.65

Hypothetical

Class P	$1,000.00	$1,022.51	0.51%	$2.59
PF Real Estate Fund
Actual Fund Return

Class P	$1,000.00	$1,140.40	0.90%	$4.83

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include fees and expenses of the Funds in which they invest (see Note 1 in Notes to Financial Statements).

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificfunds.com/resources/prospectuses-reports

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2021 for:

• Pacific Funds

Form Nos.	3012-21A

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 2, 2021

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	December 2, 2021